                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21261

                                 Rydex ETF Trust
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC]



                                                                OCTOBER 31, 2007

                                                                 RYDEX ETF TRUST
                                                                   ANNUAL REPORT

                                                      RYDEX S&P EQUAL WEIGHT ETF
                                                        RYDEX RUSSELL TOP 50 ETF
                                                    RYDEX S&P 500 PURE VALUE ETF
                                                   RYDEX S&P 500 PURE GROWTH ETF
                                             RYDEX S&P MIDCAP 400 PURE VALUE ETF
                                            RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                                           RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                                          RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                               RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                                     RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                                               RYDEX S&P EQUAL WEIGHT ENERGY ETF
                                           RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
                                          RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
                                          RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
                                            RYDEX S&P EQUAL WEIGHT MATERIALS ETF
                                           RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
                                            RYDEX S&P EQUAL WEIGHT UTILITIES ETF

                                                        [RYDEX INVESTMENTS LOGO]

 TABLE OF CONTENTS
--------------------------------------------------------------------------------



LETTER TO OUR
  SHAREHOLDERS......     2

MANAGER'S ANALYSIS..     4

FEES AND EXPENSES...    38

SCHEDULE OF
  INVESTMENTS.......    39

STATEMENTS OF ASSETS
  AND LIABILITIES...    75

STATEMENTS OF
  OPERATIONS........    79

STATEMENTS OF
  CHANGES IN NET
  ASSETS............    83

FINANCIAL
  HIGHLIGHTS........    92

NOTES TO FINANCIAL
  STATEMENTS........   101

INDEPENDENT
  REGISTERED PUBLIC
  ACCOUNTING FIRM'S
  REPORT............   108

SUPPLEMENTAL
  INFORMATION.......   109




                                               1                  ANNUAL REPORT

--------------------------------------------------------------------------------


DEAR SHAREHOLDER,

Rydex is a proud participant in the ETF space with $5.8 million in ETF assets, 25 exchange traded products and plans to introduce many more in the future. In the last year alone, we've launched ten new exchange traded products and our assets have grown more than 80% -- making this the fastest growing area of our investment management business.

Rydex believes that investor knowledge is paramount when contemplating investment options and to assess investors' knowledge of this fast-growing investment option, we conducted a survey of individual mutual fund investors earlier this year. Our survey revealed that more than half (53%) of investors do not know the difference between a mutual fund and ETF and 38% don't know what an ETF is.(1) In response to the market's need for education, in September, Rydex launched ETF Essentials(TM) -- a comprehensive guide to ETFs -- to help advisors educate their clients on the nuances of ETFs. The program presents information on ETF topics in simple understandable language and is available via podcast (audio downloads), print and online. It's also free and can be requested on www.rydexinvestments.com web site.

Market Conditions. Although U.S. stock prices closed higher for the 12 months ended October 31, the period was marked by heightened volatility. The Dow Jones Industrial Average rose +17.94% during the period while the S&P 500 rose +14.56% and its equal weight counterpart climbed +11.69%. Throughout much of the year, stock prices rose steadily on the back of strong corporate earnings growth, low inflation, declining interest rates and attractive valuations. In late February, a dramatic, but short-lived, sell-off unfolded with the widely watched S&P 500 falling nearly 6%. This downdraft was sparked by plummeting share prices in China as regulatory authorities there attempted to curb rampant stock market speculation. Almost as quickly as it began, the selling pressure evaporated and stocks resumed their seeming relentless climb with the DJIA setting new highs by mid-summer.

The hallmark event of the 12-month period unfolded in mid-summer as credit markets around the world seized up on the rapidly deteriorating situation in the mortgage-backed bond market. Literally billions of dollars of subprime U.S. mortgages -- which had been packaged and distributed throughout the global financial system -- began to go sour as homeowners were unable to meet higher carrying costs when low initial teaser rates reset at higher levels. The bursting of the real estate bubble in the U.S. also meant that homeowners were unable to refinance properties that had little or no equity build-up. Exposure to the subprime mess seemed at first limited to the hedge fund community, but as with most financial contagions soon ensnared major banks, broker/dealers and lenders. Traditional sources of credit dried up as lenders, not knowing who held mortgage backed time bombs on their balance sheets, refused to lend. Central banks, first in Europe and then the U.S., stepped in with massive capital infusions. Fearing that a full-blown financial crisis was unfolding, stocks sold off precipitously with the S&P 500 Index losing nearly 10% of its value in the four-week period from mid-July to mid-August. With financial markets under siege, the Federal Reserve stepped in with its first interest rate cut in four years.

The rate cut was a game changer and stocks powered past their mid-summer highs, setting new records in the process. During this second up-leg, a number of previously observed investment themes reasserted themselves and new ones appeared. With U.S. economic growth decelerating and the global economy growing rapidly, sectors such as energy, materials and technology -- all of which have substantial overseas revenue exposure -- recorded sizable gains, ranging from +41.12% for the S&P 500 Energy Index to +16.01% for the S&P 500 Technology Index. Investors fled any perceived exposure to subprime exposure, and as a result financial service stocks were hammered with the S&P 500 Financial Index falling -1.71%. The other laggard was consumer discretionary stocks. Sky-high energy prices (oil leapt 60% to over $94/bbl during the period), the housing crisis and weak employment growth conspired to depress consumer sentiment measures, which fell to multi-year lows. The S&P 500 Consumer Discretionary Index barely hit positive territory -- up 0.27% for the one-year period ended October 31, 2007.

The other noteworthy trend during the period was the outperformance of large-cap growth stocks. While it is commonplace to see large caps perform well in a market environment characterized by anxiety, it is somewhat unusual to see value stocks underperform. Hedge fund managers, many of whom had long identified value as a source of excess return, dumped value stocks into the market to meet redemption requests as the markets began to turn down. The S&P 500/Citigroup Pure Growth Total Return Index returned +13.21% over the past 12 months compared to +8.19% for its value counterpart.



                                2


----------
     (1) Rydex Investments in conjunction with e-Rewards Market Research conducted this survey of individual investors in July 2007. The survey was conducted with 500 individual mutual fund investors. All participants had investable assets of more than $100K, with 150 of the participants having investable assets of more than $500K. e-Rewards Market Research is not affiliated with Rydex Investments. Although Rydex Investments believes the information from this organization is correct, it cannot, and does not, guarantee or warrant the completeness or suitability of this information.

--------------------------------------------------------------------------------

Volatility will continue to be a defining characteristic of stock prices as the markets sort through the subprime wreckage. Ultimately, accurate valuations will be place on asset-backed securities, the write downs will cease and confidence will return. Until that time, however, investors will be well served by pursuing low volatility and finely tuned investment strategies, many of which will rely on targeted sector exposure.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us. It is our goal to continue to offer you innovative ETF choices to meet your investment needs.

Sincerely,

/s/ David C. Reilly, CFA
David C. Reilly, CFA
Director of Portfolio Strategies


                                               3                  ANNUAL REPORT

--------------------------------------------------------------------------------

RYDEX S&P EQUAL WEIGHT ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the year ended October 31, 2007, Rydex S&P Equal Weight ETF, benchmarked to the S&P Equal Weight Total Return Index, returned 11.23%, underperforming the S&P 500 Total Return Index which posted a return of 14.56%. Since its inception in April 2003, Rydex S&P Equal Weight ETF posted an average annual return of 17.89%, outpacing the S&P 500 Total Return Index with a 14.51% return for the same time period.

In the first part of the fiscal year, fund performance was driven by the success of the smaller-cap stocks within the equal weight index. In mid-summer, performance strength shifted from the smaller-cap stocks to the largest stocks in the index. For the year, the cap-weighted S&P 500 performed better. However, there were periods where the equal weight methodology proved to be stronger. The information technology sector of the S&P 500 performed poorly overall, which put a drag on returns for the ETF. However, the strong health care sector added to returns.

         CUMULATIVE FUND PERFORMANCE: APRIL 24, 2003 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                          S&P 500
                                                         RYDEX S&P     EQUAL WEIGHT       S&P 500
                                                       EQUAL WEIGHT    TOTAL RETURN    TOTAL RETURN
                                                          ETF(A)         INDEX(B)        INDEX(C)
                                                       ------------    ------------    ------------
4/24/03                                                  10000.00        10000.00        10000.00
4/25/03                                                   9846.00         9845.00         9862.00
4/26/03                                                   9846.00         9845.00         9862.00
4/27/03                                                   9846.00         9845.00         9862.00
4/28/03                                                  10042.00        10042.00        10039.00
4/29/03                                                  10113.00        10114.00        10072.00
4/30/03                                                  10114.00        10115.00        10063.00
5/1/03                                                   10091.00        10092.00        10058.00
5/2/03                                                   10281.00        10282.00        10210.00
5/3/03                                                   10281.00        10282.00        10210.00
5/4/03                                                   10281.00        10282.00        10210.00
5/5/03                                                   10302.00        10303.00        10171.00
5/6/03                                                   10398.00        10400.00        10257.00
5/7/03                                                   10342.00        10343.00        10206.00
5/8/03                                                   10241.00        10243.00        10104.00
5/9/03                                                   10407.00        10409.00        10251.00
5/10/03                                                  10407.00        10409.00        10251.00
5/11/03                                                  10407.00        10409.00        10251.00
5/12/03                                                  10567.00        10569.00        10380.00
5/13/03                                                  10567.00        10570.00        10350.00
5/14/03                                                  10565.00        10568.00        10320.00
5/15/03                                                  10689.00        10692.00        10402.00
5/16/03                                                  10725.00        10728.00        10377.00
5/17/03                                                  10725.00        10728.00        10377.00
5/18/03                                                  10725.00        10728.00        10377.00
5/19/03                                                  10418.00        10421.00        10119.00
5/20/03                                                  10403.00        10406.00        10108.00
5/21/03                                                  10458.00        10462.00        10149.00
5/22/03                                                  10582.00        10586.00        10242.00
5/23/03                                                  10646.00        10651.00        10257.00
5/24/03                                                  10646.00        10651.00        10257.00
5/25/03                                                  10646.00        10651.00        10257.00
5/26/03                                                  10646.00        10651.00        10257.00
5/27/03                                                  10880.00        10884.00        10458.00
5/28/03                                                  10901.00        10906.00        10478.00
5/29/03                                                  10884.00        10889.00        10440.00
5/30/03                                                  11091.00        11096.00        10594.00
5/31/03                                                  11091.00        11096.00        10594.00
6/1/03                                                   11091.00        11096.00        10594.00
6/2/03                                                   11147.00        11153.00        10631.00
6/3/03                                                   11142.00        11148.00        10682.00
6/4/03                                                   11365.00        11372.00        10846.00
6/5/03                                                   11455.00        11462.00        10890.00
6/6/03                                                   11412.00        11418.00        10864.00
6/7/03                                                   11412.00        11418.00        10864.00
6/8/03                                                   11412.00        11418.00        10864.00
6/9/03                                                   11218.00        11225.00        10734.00
6/10/03                                                  11311.00        11318.00        10832.00
6/11/03                                                  11494.00        11502.00        10975.00
6/12/03                                                  11523.00        11531.00        10987.00
6/13/03                                                  11360.00        11368.00        10878.00
6/14/03                                                  11360.00        11368.00        10878.00
6/15/03                                                  11360.00        11368.00        10878.00
6/16/03                                                  11595.00        11603.00        11122.00
6/17/03                                                  11589.00        11597.00        11132.00
6/18/03                                                  11578.00        11586.00        11116.00
6/19/03                                                  11410.00        11418.00        10946.00
6/20/03                                                  11391.00        11400.00        10957.00
6/21/03                                                  11391.00        11400.00        10957.00
6/22/03                                                  11391.00        11400.00        10957.00
6/23/03                                                  11187.00        11195.00        10803.00
6/24/03                                                  11201.00        11209.00        10823.00
6/25/03                                                  11137.00        11146.00        10733.00
6/26/03                                                  11260.00        11269.00        10853.00
6/27/03                                                  11177.00        11186.00        10748.00
6/28/03                                                  11177.00        11186.00        10748.00
6/29/03                                                  11177.00        11186.00        10748.00
6/30/03                                                  11170.00        11179.00        10729.00
7/1/03                                                   11230.00        11240.00        10817.00
7/2/03                                                   11375.00        11385.00        10943.00
7/3/03                                                   11289.00        11299.00        10854.00
7/4/03                                                   11289.00        11299.00        10854.00
7/5/03                                                   11289.00        11299.00        10854.00
7/6/03                                                   11289.00        11299.00        10854.00
7/7/03                                                   11505.00        11515.00        11061.00
7/8/03                                                   11603.00        11613.00        11102.00
7/9/03                                                   11575.00        11586.00        11041.00
7/10/03                                                  11387.00        11398.00        10892.00
7/11/03                                                  11475.00        11486.00        10997.00
7/12/03                                                  11475.00        11486.00        10997.00
7/13/03                                                  11475.00        11486.00        10997.00
7/14/03                                                  11544.00        11556.00        11060.00
7/15/03                                                  11472.00        11497.00        11022.00
7/16/03                                                  11390.00        11399.00        10952.00
7/17/03                                                  11232.00        11242.00        10817.00
7/18/03                                                  11368.00        11377.00        10945.00
7/19/03                                                  11368.00        11377.00        10945.00
7/20/03                                                  11368.00        11377.00        10945.00
7/21/03                                                  11219.00        11228.00        10785.00
7/22/03                                                  11358.00        11368.00        10888.00
7/23/03                                                  11362.00        11373.00        10893.00
7/24/03                                                  11314.00        11324.00        10816.00
7/25/03                                                  11499.00        11509.00        11004.00
7/26/03                                                  11499.00        11509.00        11004.00
7/27/03                                                  11499.00        11509.00        11004.00
7/28/03                                                  11504.00        11515.00        10981.00
7/29/03                                                  11427.00        11439.00        10902.00
7/30/03                                                  11388.00        11399.00        10884.00
7/31/03                                                  11457.00        11469.00        10918.00
8/1/03                                                   11369.00        11381.00        10806.00
8/2/03                                                   11369.00        11381.00        10806.00
8/3/03                                                   11369.00        11381.00        10806.00
8/4/03                                                   11364.00        11375.00        10835.00
8/5/03                                                   11163.00        11174.00        10645.00
8/6/03                                                   11158.00        11170.00        10664.00
8/7/03                                                   11225.00        11237.00        10742.00
8/8/03                                                   11261.00        11273.00        10781.00
8/9/03                                                   11261.00        11273.00        10781.00
8/10/03                                                  11261.00        11273.00        10781.00
8/11/03                                                  11312.00        11324.00        10816.00
8/12/03                                                  11440.00        11452.00        10924.00
8/13/03                                                  11422.00        11434.00        10859.00
8/14/03                                                  11518.00        11531.00        10930.00
8/15/03                                                  11517.00        11531.00        10934.00
8/16/03                                                  11517.00        11531.00        10934.00
8/17/03                                                  11517.00        11531.00        10934.00
8/18/03                                                  11657.00        11671.00        11034.00
8/19/03                                                  11737.00        11751.00        11063.00
8/20/03                                                  11750.00        11766.00        11042.00
8/21/03                                                  11844.00        11860.00        11075.00
8/22/03                                                  11714.00        11730.00        10962.00
8/23/03                                                  11714.00        11730.00        10962.00
8/24/03                                                  11714.00        11730.00        10962.00
8/25/03                                                  11693.00        11708.00        10969.00
8/26/03                                                  11728.00        11744.00        11003.00
8/27/03                                                  11768.00        11784.00        11005.00
8/28/03                                                  11874.00        11890.00        11073.00
8/29/03                                                  11960.00        11977.00        11131.00
8/30/03                                                  11960.00        11977.00        11131.00
8/31/03                                                  11960.00        11977.00        11131.00
9/1/03                                                   11960.00        11977.00        11131.00
9/2/03                                                   12124.00        12143.00        11285.00
9/3/03                                                   12154.00        12174.00        11336.00
9/4/03                                                   12159.00        12178.00        11355.00
9/5/03                                                   12087.00        12106.00        11283.00
9/6/03                                                   12087.00        12106.00        11283.00
9/7/03                                                   12087.00        12106.00        11283.00
9/8/03                                                   12215.00        12235.00        11397.00
9/9/03                                                   12100.00        12119.00        11303.00
9/10/03                                                  11894.00        11910.00        11169.00
9/11/03                                                  11970.00        11989.00        11233.00
9/12/03                                                  12009.00        12028.00        11257.00
9/13/03                                                  12009.00        12028.00        11257.00
9/14/03                                                  12009.00        12028.00        11257.00
9/15/03                                                  11967.00        11986.00        11215.00
9/16/03                                                  12146.00        12166.00        11376.00
9/17/03                                                  12113.00        12133.00        11339.00
9/18/03                                                  12264.00        12286.00        11490.00
9/19/03                                                  12251.00        12272.00        11454.00
9/20/03                                                  12251.00        12272.00        11454.00
9/21/03                                                  12251.00        12272.00        11454.00
9/22/03                                                  12091.00        12113.00        11305.00
9/23/03                                                  12171.00        12193.00        11374.00
9/24/03                                                  11950.00        11970.00        11156.00
9/25/03                                                  11837.00        11857.00        11091.00
9/26/03                                                  11734.00        11754.00        11022.00
9/27/03                                                  11734.00        11754.00        11022.00
9/28/03                                                  11734.00        11754.00        11022.00
9/29/03                                                  11850.00        11871.00        11130.00
9/30/03                                                  11754.00        11774.00        11013.00
10/1/03                                                  11990.00        12012.00        11260.00
10/2/03                                                  12037.00        12059.00        11283.00
10/3/03                                                  12192.00        12215.00        11390.00
10/4/03                                                  12192.00        12215.00        11390.00
10/5/03                                                  12192.00        12215.00        11390.00
10/6/03                                                  12257.00        12282.00        11440.00
10/7/03                                                  12317.00        12341.00        11494.00
10/8/03                                                  12277.00        12301.00        11438.00
10/9/03                                                  12356.00        12382.00        11493.00
10/10/03                                                 12353.00        12378.00        11486.00
10/11/03                                                 12353.00        12378.00        11486.00
10/12/03                                                 12353.00        12378.00        11486.00
10/13/03                                                 12462.00        12489.00        11567.00
10/14/03                                                 12511.00        12538.00        11613.00
10/15/03                                                 12465.00        12491.00        11585.00
10/16/03                                                 12502.00        12529.00        11622.00
10/17/03                                                 12353.00        12379.00        11503.00
10/18/03                                                 12353.00        12379.00        11503.00
10/19/03                                                 12353.00        12379.00        11503.00
10/20/03                                                 12403.00        12429.00        11562.00
10/21/03                                                 12418.00        12445.00        11577.00
10/22/03                                                 12241.00        12266.00        11405.00
10/23/03                                                 12248.00        12273.00        11443.00
10/24/03                                                 12209.00        12235.00        11389.00
10/25/03                                                 12209.00        12235.00        11389.00
10/26/03                                                 12209.00        12235.00        11389.00
10/27/03                                                 12288.00        12315.00        11413.00
10/28/03                                                 12468.00        12496.00        11587.00
10/29/03                                                 12527.00        12556.00        11604.00
10/30/03                                                 12541.00        12570.00        11594.00
10/31/03                                                 12575.00        12605.00        11636.00
11/1/03                                                  12575.00        12605.00        11636.00
11/2/03                                                  12575.00        12605.00        11636.00
11/3/03                                                  12696.00        12726.00        11728.00
11/4/03                                                  12642.00        12672.00        11664.00
11/5/03                                                  12644.00        12674.00        11650.00
11/6/03                                                  12721.00        12752.00        11720.00
11/7/03                                                  12707.00        12738.00        11669.00
11/8/03                                                  12707.00        12738.00        11669.00
11/9/03                                                  12707.00        12738.00        11669.00
11/10/03                                                 12589.00        12620.00        11602.00
11/11/03                                                 12576.00        12607.00        11596.00
11/12/03                                                 12747.00        12780.00        11734.00
11/13/03                                                 12769.00        12801.00        11732.00
11/14/03                                                 12647.00        12679.00        11645.00
11/15/03                                                 12647.00        12679.00        11645.00
11/16/03                                                 12647.00        12679.00        11645.00
11/17/03                                                 12525.00        12556.00        11570.00
11/18/03                                                 12398.00        12429.00        11466.00
11/19/03                                                 12471.00        12503.00        11559.00
11/20/03                                                 12383.00        12415.00        11462.00
11/21/03                                                 12441.00        12473.00        11480.00
11/22/03                                                 12441.00        12473.00        11480.00
11/23/03                                                 12441.00        12473.00        11480.00
11/24/03                                                 12675.00        12708.00        11667.00
11/25/03                                                 12747.00        12781.00        11688.00
11/26/03                                                 12826.00        12860.00        11740.00
11/27/03                                                 12826.00        12860.00        11740.00
11/28/03                                                 12841.00        12876.00        11738.00
11/29/03                                                 12841.00        12876.00        11738.00
11/30/03                                                 12841.00        12876.00        11738.00
12/1/03                                                  12999.00        13035.00        11871.00
12/2/03                                                  12949.00        12985.00        11832.00
12/3/03                                                  12927.00        12963.00        11814.00
12/4/03                                                  12952.00        12989.00        11870.00
12/5/03                                                  12842.00        12878.00        11779.00
12/6/03                                                  12842.00        12878.00        11779.00
12/7/03                                                  12842.00        12878.00        11779.00
12/8/03                                                  12932.00        12969.00        11867.00
12/9/03                                                  12810.00        12846.00        11765.00
12/10/03                                                 12746.00        12782.00        11755.00
12/11/03                                                 12940.00        12977.00        11891.00
12/12/03                                                 12986.00        13023.00        11924.00
12/13/03                                                 12986.00        13023.00        11924.00
12/14/03                                                 12986.00        13023.00        11924.00
12/15/03                                                 12882.00        12919.00        11857.00
12/16/03                                                 12936.00        12974.00        11935.00
12/17/03                                                 12971.00        13009.00        11952.00
12/18/03                                                 13167.00        13207.00        12094.00
12/19/03                                                 13165.00        13205.00        12089.00
12/20/03                                                 13165.00        13205.00        12089.00
12/21/03                                                 13165.00        13205.00        12089.00
12/22/03                                                 13246.00        13287.00        12137.00
12/23/03                                                 13305.00        13346.00        12171.00
12/24/03                                                 13283.00        13325.00        12149.00
12/25/03                                                 13283.00        13325.00        12149.00
12/26/03                                                 13312.00        13354.00        12169.00
12/27/03                                                 13312.00        13354.00        12169.00
12/28/03                                                 13312.00        13354.00        12169.00
12/29/03                                                 13481.00        13525.00        12325.00
12/30/03                                                 13492.00        13535.00        12328.00
12/31/03                                                 13500.00        13543.00        12354.00
1/1/04                                                   13500.00        13543.00        12354.00
1/2/04                                                   13448.00        13491.00        12316.00
1/3/04                                                   13448.00        13491.00        12316.00
1/4/04                                                   13448.00        13491.00        12316.00
1/5/04                                                   13616.00        13660.00        12469.00
1/6/04                                                   13640.00        13685.00        12486.00
1/7/04                                                   13662.00        13708.00        12518.00
1/8/04                                                   13763.00        13810.00        12581.00
1/9/04                                                   13681.00        13728.00        12469.00
1/10/04                                                  13681.00        13728.00        12469.00
1/11/04                                                  13681.00        13728.00        12469.00
1/12/04                                                  13750.00        13797.00        12529.00
1/13/04                                                  13682.00        13729.00        12463.00
1/14/04                                                  13813.00        13860.00        12567.00
1/15/04                                                  13843.00        13892.00        12584.00
1/16/04                                                  13974.00        14023.00        12670.00
1/17/04                                                  13974.00        14023.00        12670.00
1/18/04                                                  13974.00        14023.00        12670.00
1/19/04                                                  13974.00        14023.00        12670.00
1/20/04                                                  14008.00        14058.00        12659.00
1/21/04                                                  14081.00        14132.00        12758.00
1/22/04                                                  14009.00        14059.00        12717.00
1/23/04                                                  13975.00        14025.00        12691.00
1/24/04                                                  13975.00        14025.00        12691.00
1/25/04                                                  13975.00        14025.00        12691.00
1/26/04                                                  14098.00        14149.00        12844.00
1/27/04                                                  13984.00        14034.00        12719.00
1/28/04                                                  13798.00        13848.00        12548.00
1/29/04                                                  13809.00        13859.00        12613.00
1/30/04                                                  13822.00        13872.00        12580.00
1/31/04                                                  13822.00        13872.00        12580.00
2/1/04                                                   13822.00        13872.00        12580.00
2/2/04                                                   13849.00        13901.00        12626.00
2/3/04                                                   13851.00        13902.00        12635.00
2/4/04                                                   13691.00        13742.00        12531.00
2/5/04                                                   13734.00        13785.00        12555.00
2/6/04                                                   13952.00        14004.00        12713.00
2/7/04                                                   13952.00        14004.00        12713.00
2/8/04                                                   13952.00        14004.00        12713.00
2/9/04                                                   13949.00        14001.00        12683.00
2/10/04                                                  14029.00        14082.00        12746.00
2/11/04                                                  14195.00        14248.00        12887.00
2/12/04                                                  14144.00        14197.00        12825.00
2/13/04                                                  14044.00        14098.00        12756.00
2/14/04                                                  14044.00        14098.00        12756.00
2/15/04                                                  14044.00        14098.00        12756.00
2/16/04                                                  14044.00        14098.00        12756.00
2/17/04                                                  14207.00        14261.00        12881.00
2/18/04                                                  14156.00        14211.00        12825.00
2/19/04                                                  14081.00        14135.00        12773.00
2/20/04                                                  14010.00        14065.00        12740.00
2/21/04                                                  14010.00        14065.00        12740.00
2/22/04                                                  14010.00        14065.00        12740.00
2/23/04                                                  13915.00        13969.00        12706.00
2/24/04                                                  13883.00        13938.00        12685.00
2/25/04                                                  13969.00        14024.00        12737.00
2/26/04                                                  14032.00        14087.00        12755.00
2/27/04                                                  14096.00        14152.00        12755.00
2/28/04                                                  14096.00        14152.00        12755.00
2/29/04                                                  14096.00        14152.00        12755.00




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                                             SINCE INCEPTION
                                                                     ONE YEAR   THREE YEAR        (04/24/03)
                                                                     --------   ----------   ---------------
RYDEX S&P EQUAL WEIGHT ETF........................................     11.23%       13.61%            17.89%
S&P EQUAL WEIGHT TOTAL RETURN INDEX...............................     11.69%       14.08%            18.37%
S&P 500 TOTAL RETURN INDEX........................................     14.56%       13.16%            14.51%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P Equal Weight ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
APOLLO GROUP, INC. -- CLASS A                                             0.27%
APPLE, INC.                                                               0.27%
EMC CORP.                                                                 0.26%
AKAMAI TECHNOLOGIES, INC.                                                 0.26%
MICROSOFT CORP.                                                           0.25%
CIENA CORP.                                                               0.25%
GOOGLE, INC. -- CLASS A                                                   0.25%
GOLDMAN SACHS GROUP, INC.                                                 0.25%
CONSOL ENERGY, INC.                                                       0.25%
MONSANTO CO.                                                              0.25%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                                    Consumer Discretionary    Information Technology    Industrials
18.07                                                                          17.27                     14.64          10.99

Financials                                                    Health Care    Consumer Staples    Energy    Utilities    Materials
18.07                                                               10.50                7.89      6.98         6.17         5.82

Financials                                                    Telecommunication Services
18.07                                                                               1.67




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               5                  ANNUAL REPORT

RYDEX RUSSELL TOP 50 ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the year ended October 31, 2007, Rydex Russell Top 50 ETF, benchmarked to the Russell Top 50 Total Return Index, returned 13.96% as mega caps underperformed slightly over the year. Its benchmark underperformed the broader large-cap index, the S&P 100 Total Return Index, which posted a 15.60% for the same time frame.

Compared to broader large-cap indices, this fund underperformed during the fiscal year. However, beginning in mid-summer, the ETF made up some lost ground because of the success of large caps over small caps.

           CUMULATIVE FUND PERFORMANCE: MAY 4, 2005 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                              RYDEX RUSSELL      RUSSELL TOP         S&P 100
                                                                  TOP 50           50 TOTAL       TOTAL RETURN
                                                                  ETF(A)       RETURN INDEX(B)      INDEX(C)
                                                              -------------    ---------------    ------------
5/4/2005                                                         10000.00          10000.00         10000.00
5/5/2005                                                          9976.00           9976.00          9972.00
5/6/2005                                                          9952.00           9953.00          9958.00
5/7/2005                                                          9952.00           9953.00          9958.00
5/8/2005                                                          9952.00           9953.00          9958.00
5/9/2005                                                         10009.00          10010.00         10014.00
5/10/2005                                                         9904.00           9905.00          9905.00
5/11/2005                                                         9953.00           9954.00          9941.00
5/12/2005                                                         9869.00           9870.00          9853.00
5/13/2005                                                         9845.00           9846.00          9824.00
5/14/2005                                                         9845.00           9846.00          9824.00
5/15/2005                                                         9845.00           9846.00          9824.00
5/16/2005                                                         9933.00           9934.00          9911.00
5/17/2005                                                         9990.00           9991.00          9968.00
5/18/2005                                                        10078.00          10080.00         10067.00
5/19/2005                                                        10131.00          10133.00         10116.00
5/20/2005                                                        10115.00          10117.00         10106.00
5/21/2005                                                        10115.00          10117.00         10106.00
5/22/2005                                                        10115.00          10117.00         10106.00
5/23/2005                                                        10151.00          10153.00         10138.00
5/24/2005                                                        10163.00          10165.00         10141.00
5/25/2005                                                        10144.00          10146.00         10113.00
5/26/2005                                                        10200.00          10202.00         10167.00
5/27/2005                                                        10204.00          10206.00         10165.00
5/28/2005                                                        10204.00          10206.00         10165.00
5/29/2005                                                        10204.00          10206.00         10165.00
5/30/2005                                                        10204.00          10206.00         10165.00
5/31/2005                                                        10116.00          10119.00         10088.00
6/1/2005                                                         10213.00          10216.00         10179.00
6/2/2005                                                         10222.00          10225.00         10186.00
6/3/2005                                                         10130.00          10132.00         10105.00
6/4/2005                                                         10130.00          10132.00         10105.00
6/5/2005                                                         10130.00          10132.00         10105.00
6/6/2005                                                         10132.00          10135.00         10110.00
6/7/2005                                                         10130.00          10132.00         10118.00
6/8/2005                                                         10106.00          10109.00         10099.00
6/9/2005                                                         10152.00          10155.00         10137.00
6/10/2005                                                        10127.00          10129.00         10125.00
6/11/2005                                                        10127.00          10129.00         10125.00
6/12/2005                                                        10127.00          10129.00         10125.00
6/13/2005                                                        10141.00          10145.00         10143.00
6/14/2005                                                        10151.00          10153.00         10156.00
6/15/2005                                                        10173.00          10176.00         10180.00
6/16/2005                                                        10203.00          10207.00         10202.00
6/17/2005                                                        10247.00          10251.00         10237.00
6/18/2005                                                        10247.00          10251.00         10237.00
6/19/2005                                                        10247.00          10251.00         10237.00
6/20/2005                                                        10242.00          10246.00         10229.00
6/21/2005                                                        10222.00          10226.00         10213.00
6/22/2005                                                        10210.00          10214.00         10213.00
6/23/2005                                                        10091.00          10095.00         10101.00
6/24/2005                                                        10014.00          10017.00         10018.00
6/25/2005                                                        10014.00          10017.00         10018.00
6/26/2005                                                        10014.00          10017.00         10018.00
6/27/2005                                                        10008.00          10012.00         10010.00
6/28/2005                                                        10087.00          10091.00         10093.00
6/29/2005                                                        10078.00          10081.00         10092.00
6/30/2005                                                         9963.00           9966.00          9989.00
7/1/2005                                                          9984.00           9987.00         10006.00
7/2/2005                                                          9984.00           9987.00         10006.00
7/3/2005                                                          9984.00           9987.00         10006.00
7/4/2005                                                          9984.00           9987.00         10006.00
7/5/2005                                                         10063.00          10067.00         10086.00
7/6/2005                                                          9978.00           9982.00         10004.00
7/7/2005                                                          9991.00           9995.00         10014.00
7/8/2005                                                         10115.00          10118.00         10146.00
7/9/2005                                                         10115.00          10118.00         10146.00
7/10/2005                                                        10115.00          10118.00         10146.00
7/11/2005                                                        10157.00          10161.00         10202.00
7/12/2005                                                        10183.00          10187.00         10222.00
7/13/2005                                                        10203.00          10208.00         10245.00
7/14/2005                                                        10250.00          10255.00         10299.00
7/15/2005                                                        10259.00          10264.00         10309.00
7/16/2005                                                        10259.00          10264.00         10309.00
7/17/2005                                                        10259.00          10264.00         10309.00
7/18/2005                                                        10172.00          10176.00         10228.00
7/19/2005                                                        10223.00          10228.00         10287.00
7/20/2005                                                        10261.00          10266.00         10327.00
7/21/2005                                                        10202.00          10207.00         10255.00
7/22/2005                                                        10224.00          10229.00         10291.00
7/23/2005                                                        10224.00          10229.00         10291.00
7/24/2005                                                        10224.00          10229.00         10291.00
7/25/2005                                                        10186.00          10191.00         10250.00
7/26/2005                                                        10193.00          10199.00         10258.00
7/27/2005                                                        10238.00          10244.00         10303.00
7/28/2005                                                        10283.00          10288.00         10351.00
7/29/2005                                                        10184.00          10189.00         10263.00
7/30/2005                                                        10184.00          10189.00         10263.00
7/31/2005                                                        10184.00          10189.00         10263.00
8/1/2005                                                         10202.00          10208.00         10271.00
8/2/2005                                                         10280.00          10286.00         10342.00
8/3/2005                                                         10290.00          10295.00         10353.00
8/4/2005                                                         10225.00          10230.00         10281.00
8/5/2005                                                         10172.00          10177.00         10226.00
8/6/2005                                                         10172.00          10177.00         10226.00
8/7/2005                                                         10172.00          10177.00         10226.00
8/8/2005                                                         10145.00          10151.00         10199.00
8/9/2005                                                         10216.00          10222.00         10277.00
8/10/2005                                                        10185.00          10190.00         10248.00
8/11/2005                                                        10256.00          10261.00         10324.00
8/12/2005                                                        10190.00          10195.00         10240.00
8/13/2005                                                        10190.00          10195.00         10240.00
8/14/2005                                                        10190.00          10195.00         10240.00
8/15/2005                                                        10209.00          10214.00         10267.00
8/16/2005                                                        10113.00          10118.00         10164.00
8/17/2005                                                        10125.00          10130.00         10184.00
8/18/2005                                                        10127.00          10131.00         10179.00
8/19/2005                                                        10119.00          10124.00         10174.00
8/20/2005                                                        10119.00          10124.00         10174.00
8/21/2005                                                        10119.00          10124.00         10174.00
8/22/2005                                                        10132.00          10137.00         10190.00
8/23/2005                                                        10091.00          10096.00         10152.00
8/24/2005                                                        10011.00          10016.00         10072.00
8/25/2005                                                        10032.00          10036.00         10089.00
8/26/2005                                                         9975.00           9980.00         10033.00
8/27/2005                                                         9975.00           9980.00         10033.00
8/28/2005                                                         9975.00           9980.00         10033.00
8/29/2005                                                        10045.00          10050.00         10096.00
8/30/2005                                                        10018.00          10023.00         10059.00
8/31/2005                                                        10108.00          10114.00         10142.00
9/1/2005                                                         10119.00          10125.00         10141.00
9/2/2005                                                         10092.00          10098.00         10119.00
9/3/2005                                                         10092.00          10098.00         10119.00
9/4/2005                                                         10092.00          10098.00         10119.00
9/5/2005                                                         10092.00          10098.00         10119.00
9/6/2005                                                         10219.00          10225.00         10253.00
9/7/2005                                                         10247.00          10254.00         10282.00
9/8/2005                                                         10224.00          10231.00         10249.00
9/9/2005                                                         10294.00          10301.00         10317.00
9/10/2005                                                        10294.00          10301.00         10317.00
9/11/2005                                                        10294.00          10301.00         10317.00
9/12/2005                                                        10278.00          10285.00         10307.00
9/13/2005                                                        10198.00          10205.00         10238.00
9/14/2005                                                        10165.00          10172.00         10201.00
9/15/2005                                                        10180.00          10188.00         10217.00
9/16/2005                                                        10279.00          10288.00         10308.00
9/17/2005                                                        10279.00          10288.00         10308.00
9/18/2005                                                        10279.00          10288.00         10308.00
9/19/2005                                                        10234.00          10241.00         10249.00
9/20/2005                                                        10168.00          10175.00         10177.00
9/21/2005                                                        10098.00          10105.00         10082.00
9/22/2005                                                        10125.00          10133.00         10123.00
9/23/2005                                                        10097.00          10104.00         10113.00
9/24/2005                                                        10097.00          10104.00         10113.00
9/25/2005                                                        10097.00          10104.00         10113.00
9/26/2005                                                        10090.00          10098.00         10109.00
9/27/2005                                                        10078.00          10086.00         10101.00
9/28/2005                                                        10087.00          10095.00         10121.00
9/29/2005                                                        10182.00          10190.00         10196.00
9/30/2005                                                        10162.00          10171.00         10196.00
10/1/2005                                                        10162.00          10171.00         10196.00
10/2/2005                                                        10162.00          10171.00         10196.00
10/3/2005                                                        10120.00          10128.00         10163.00
10/4/2005                                                        10036.00          10042.00         10073.00
10/5/2005                                                         9924.00           9930.00          9947.00
10/6/2005                                                         9907.00           9912.00          9924.00
10/7/2005                                                         9928.00           9933.00          9954.00
10/8/2005                                                         9928.00           9933.00          9954.00
10/9/2005                                                         9928.00           9933.00          9954.00
10/10/2005                                                        9884.00           9890.00          9902.00
10/11/2005                                                        9885.00           9891.00          9889.00
10/12/2005                                                        9852.00           9858.00          9856.00
10/13/2005                                                        9858.00           9863.00          9856.00
10/14/2005                                                        9912.00           9918.00          9912.00
10/15/2005                                                        9912.00           9918.00          9912.00
10/16/2005                                                        9912.00           9918.00          9912.00
10/17/2005                                                        9923.00           9929.00          9931.00
10/18/2005                                                        9840.00           9845.00          9843.00
10/19/2005                                                        9981.00           9987.00          9977.00
10/20/2005                                                        9818.00           9822.00          9817.00
10/21/2005                                                        9817.00           9822.00          9806.00
10/22/2005                                                        9817.00           9822.00          9806.00
10/23/2005                                                        9817.00           9822.00          9806.00
10/24/2005                                                        9964.00           9970.00          9964.00
10/25/2005                                                        9960.00           9967.00          9954.00
10/26/2005                                                        9925.00           9932.00          9912.00
10/27/2005                                                        9841.00           9848.00          9820.00
10/28/2005                                                        9997.00          10005.00          9986.00
10/29/2005                                                        9997.00          10005.00          9986.00
10/30/2005                                                        9997.00          10005.00          9986.00
10/31/2005                                                       10036.00          10043.00         10027.00
11/1/2005                                                         9988.00           9997.00          9984.00
11/2/2005                                                        10064.00          10073.00         10072.00
11/3/2005                                                        10113.00          10121.00         10118.00
11/4/2005                                                        10124.00          10133.00         10128.00
11/5/2005                                                        10124.00          10133.00         10128.00
11/6/2005                                                        10124.00          10133.00         10128.00
11/7/2005                                                        10154.00          10163.00         10153.00
11/8/2005                                                        10139.00          10147.00         10130.00
11/9/2005                                                        10158.00          10165.00         10153.00
11/10/2005                                                       10242.00          10250.00         10233.00
11/11/2005                                                       10282.00          10290.00         10266.00
11/12/2005                                                       10282.00          10290.00         10266.00
11/13/2005                                                       10282.00          10290.00         10266.00
11/14/2005                                                       10267.00          10275.00         10262.00
11/15/2005                                                       10241.00          10249.00         10229.00
11/16/2005                                                       10241.00          10251.00         10232.00
11/17/2005                                                       10298.00          10308.00         10309.00
11/18/2005                                                       10363.00          10373.00         10374.00
11/19/2005                                                       10363.00          10373.00         10374.00
11/20/2005                                                       10363.00          10373.00         10374.00
11/21/2005                                                       10420.00          10430.00         10419.00
11/22/2005                                                       10462.00          10473.00         10468.00
11/23/2005                                                       10509.00          10520.00         10507.00
11/24/2005                                                       10509.00          10520.00         10507.00
11/25/2005                                                       10535.00          10546.00         10530.00
11/26/2005                                                       10535.00          10546.00         10530.00
11/27/2005                                                       10535.00          10546.00         10530.00
11/28/2005                                                       10457.00          10469.00         10456.00
11/29/2005                                                       10437.00          10448.00         10453.00
11/30/2005                                                       10364.00          10375.00         10381.00
12/1/2005                                                        10455.00          10466.00         10483.00
12/2/2005                                                        10453.00          10465.00         10472.00
12/3/2005                                                        10453.00          10465.00         10472.00
12/4/2005                                                        10453.00          10465.00         10472.00
12/5/2005                                                        10442.00          10454.00         10453.00
12/6/2005                                                        10441.00          10453.00         10455.00
12/7/2005                                                        10390.00          10401.00         10406.00
12/8/2005                                                        10360.00          10371.00         10372.00
12/9/2005                                                        10367.00          10379.00         10385.00
12/10/2005                                                       10367.00          10379.00         10385.00
12/11/2005                                                       10367.00          10379.00         10385.00
12/12/2005                                                       10371.00          10382.00         10392.00
12/13/2005                                                       10431.00          10443.00         10451.00
12/14/2005                                                       10477.00          10489.00         10505.00
12/15/2005                                                       10480.00          10493.00         10499.00
12/16/2005                                                       10453.00          10465.00         10467.00
12/17/2005                                                       10453.00          10465.00         10467.00
12/18/2005                                                       10453.00          10465.00         10467.00
12/19/2005                                                       10436.00          10447.00         10432.00
12/20/2005                                                       10414.00          10425.00         10415.00
12/21/2005                                                       10422.00          10433.00         10429.00
12/22/2005                                                       10463.00          10475.00         10476.00
12/23/2005                                                       10466.00          10478.00         10480.00
12/24/2005                                                       10466.00          10478.00         10480.00
12/25/2005                                                       10466.00          10478.00         10480.00
12/26/2005                                                       10466.00          10478.00         10480.00
12/27/2005                                                       10365.00          10376.00         10382.00
12/28/2005                                                       10366.00          10377.00         10388.00
12/29/2005                                                       10334.00          10345.00         10363.00
12/30/2005                                                       10285.00          10297.00         10312.00
12/31/2005                                                       10285.00          10297.00         10312.00
1/1/2006                                                         10285.00          10297.00         10312.00
1/2/2006                                                         10285.00          10297.00         10312.00
1/3/2006                                                         10468.00          10480.00         10479.00
1/4/2006                                                         10497.00          10510.00         10509.00
1/5/2006                                                         10507.00          10520.00         10510.00
1/6/2006                                                         10603.00          10616.00         10591.00
1/7/2006                                                         10603.00          10616.00         10591.00
1/8/2006                                                         10603.00          10616.00         10591.00
1/9/2006                                                         10628.00          10641.00         10622.00
1/10/2006                                                        10623.00          10635.00         10611.00
1/11/2006                                                        10669.00          10682.00         10653.00
1/12/2006                                                        10600.00          10613.00         10578.00
1/13/2006                                                        10614.00          10627.00         10585.00
1/14/2006                                                        10614.00          10627.00         10585.00
1/15/2006                                                        10614.00          10627.00         10585.00
1/16/2006                                                        10614.00          10627.00         10585.00
1/17/2006                                                        10572.00          10586.00         10534.00
1/18/2006                                                        10508.00          10521.00         10491.00
1/19/2006                                                        10544.00          10557.00         10549.00
1/20/2006                                                        10311.00          10324.00         10350.00
1/21/2006                                                        10311.00          10324.00         10350.00
1/22/2006                                                        10311.00          10324.00         10350.00
1/23/2006                                                        10321.00          10334.00         10369.00
1/24/2006                                                        10325.00          10338.00         10369.00
1/25/2006                                                        10323.00          10336.00         10369.00
1/26/2006                                                        10370.00          10383.00         10433.00
1/27/2006                                                        10461.00          10476.00         10519.00
1/28/2006                                                        10461.00          10476.00         10519.00
1/29/2006                                                        10461.00          10476.00         10519.00
1/30/2006                                                        10475.00          10490.00         10535.00
1/31/2006                                                        10424.00          10439.00         10482.00
2/1/2006                                                         10450.00          10465.00         10518.00
2/2/2006                                                         10364.00          10378.00         10424.00
2/3/2006                                                         10298.00          10312.00         10372.00
2/4/2006                                                         10298.00          10312.00         10372.00
2/5/2006                                                         10298.00          10312.00         10372.00
2/6/2006                                                         10284.00          10298.00         10378.00
2/7/2006                                                         10219.00          10232.00         10309.00
2/8/2006                                                         10345.00          10360.00         10430.00
2/9/2006                                                         10342.00          10356.00         10428.00
2/10/2006                                                        10369.00          10384.00         10460.00
2/11/2006                                                        10369.00          10384.00         10460.00
2/12/2006                                                        10369.00          10384.00         10460.00
2/13/2006                                                        10330.00          10344.00         10429.00
2/14/2006                                                        10430.00          10445.00         10529.00
2/15/2006                                                        10465.00          10479.00         10570.00
2/16/2006                                                        10531.00          10546.00         10632.00
2/17/2006                                                        10517.00          10532.00         10618.00
2/18/2006                                                        10517.00          10532.00         10618.00
2/19/2006                                                        10517.00          10532.00         10618.00
2/20/2006                                                        10517.00          10532.00         10618.00
2/21/2006                                                        10471.00          10487.00         10579.00
2/22/2006                                                        10533.00          10548.00         10633.00
2/23/2006                                                        10498.00          10513.00         10590.00
2/24/2006                                                        10511.00          10527.00         10602.00
2/25/2006                                                        10511.00          10527.00         10602.00
2/26/2006                                                        10511.00          10527.00         10602.00
2/27/2006                                                        10562.00          10578.00         10647.00
2/28/2006                                                        10457.00          10472.00         10550.00
3/1/2006                                                         10535.00          10551.00         10635.00
3/2/2006                                                         10502.00          10519.00         10612.00
3/3/2006                                                         10489.00          10505.00         10611.00
3/4/2006                                                         10489.00          10505.00         10611.00
3/5/2006                                                         10489.00          10505.00         10611.00
3/6/2006                                                         10435.00          10451.00         10555.00
3/7/2006                                                         10448.00          10464.00         10552.00
3/8/2006                                                         10482.00          10499.00         10584.00
3/9/2006                                                         10419.00          10435.00         10536.00
3/10/2006                                                        10491.00          10507.00         10620.00
3/11/2006                                                        10491.00          10507.00         10620.00
3/12/2006                                                        10491.00          10507.00         10620.00
3/13/2006                                                        10507.00          10522.00         10635.00
3/14/2006                                                        10589.00          10607.00         10723.00
3/15/2006                                                        10620.00          10638.00         10761.00
3/16/2006                                                        10638.00          10656.00         10779.00
3/17/2006                                                        10657.00          10674.00         10793.00
3/18/2006                                                        10657.00          10674.00         10793.00
3/19/2006                                                        10657.00          10674.00         10793.00
3/20/2006                                                        10663.00          10681.00         10792.00
3/21/2006                                                        10614.00          10631.00         10746.00
3/22/2006                                                        10675.00          10693.00         10817.00
3/23/2006                                                        10629.00          10647.00         10775.00
3/24/2006                                                        10637.00          10656.00         10781.00
3/25/2006                                                        10637.00          10656.00         10781.00
3/26/2006                                                        10637.00          10656.00         10781.00
3/27/2006                                                        10621.00          10640.00         10769.00
3/28/2006                                                        10530.00          10548.00         10681.00
3/29/2006                                                        10597.00          10616.00         10748.00
3/30/2006                                                        10582.00          10601.00         10737.00
3/31/2006                                                        10536.00          10555.00         10691.00
4/1/2006                                                         10536.00          10555.00         10691.00
4/2/2006                                                         10536.00          10555.00         10691.00
4/3/2006                                                         10565.00          10585.00         10721.00
4/4/2006                                                         10626.00          10647.00         10787.00
4/5/2006                                                         10653.00          10674.00         10822.00
4/6/2006                                                         10613.00          10633.00         10793.00
4/7/2006                                                         10507.00          10527.00         10680.00
4/8/2006                                                         10507.00          10527.00         10680.00
4/9/2006                                                         10507.00          10527.00         10680.00
4/10/2006                                                        10523.00          10544.00         10698.00
4/11/2006                                                        10464.00          10483.00         10625.00
4/12/2006                                                        10467.00          10486.00         10631.00
4/13/2006                                                        10472.00          10492.00         10641.00
4/14/2006                                                        10472.00          10492.00         10641.00
4/15/2006                                                        10472.00          10492.00         10641.00
4/16/2006                                                        10472.00          10492.00         10641.00
4/17/2006                                                        10421.00          10441.00         10604.00
4/18/2006                                                        10577.00          10599.00         10781.00
4/19/2006                                                        10564.00          10585.00         10786.00
4/20/2006                                                        10572.00          10593.00         10805.00
4/21/2006                                                        10579.00          10601.00         10801.00
4/22/2006                                                        10579.00          10601.00         10801.00
4/23/2006                                                        10579.00          10601.00         10801.00
4/24/2006                                                        10558.00          10580.00         10782.00
4/25/2006                                                        10531.00          10552.00         10748.00
4/26/2006                                                        10571.00          10592.00         10795.00
4/27/2006                                                        10660.00          10682.00         10862.00
4/28/2006                                                        10667.00          10689.00         10856.00
4/29/2006                                                        10667.00          10689.00         10856.00
4/30/2006                                                        10667.00          10689.00         10856.00
5/1/2006                                                         10610.00          10633.00         10812.00
5/2/2006                                                         10651.00          10674.00         10878.00
5/3/2006                                                         10597.00          10619.00         10831.00
5/4/2006                                                         10630.00          10653.00         10874.00
5/5/2006                                                         10734.00          10758.00         10990.00
5/6/2006                                                         10734.00          10758.00         10990.00
5/7/2006                                                         10734.00          10758.00         10990.00
5/8/2006                                                         10712.00          10736.00         10989.00
5/9/2006                                                         10720.00          10743.00         11006.00
5/10/2006                                                        10696.00          10719.00         10979.00
5/11/2006                                                        10572.00          10595.00         10849.00
5/12/2006                                                        10488.00          10511.00         10739.00
5/13/2006                                                        10488.00          10511.00         10739.00
5/14/2006                                                        10488.00          10511.00         10739.00
5/15/2006                                                        10554.00          10578.00         10785.00
5/16/2006                                                        10556.00          10579.00         10778.00
5/17/2006                                                        10392.00          10415.00         10596.00
5/18/2006                                                        10330.00          10352.00         10536.00
5/19/2006                                                        10351.00          10374.00         10566.00
5/20/2006                                                        10351.00          10374.00         10566.00
5/21/2006                                                        10351.00          10374.00         10566.00
5/22/2006                                                        10337.00          10360.00         10544.00
5/23/2006                                                        10303.00          10326.00         10508.00
5/24/2006                                                        10342.00          10365.00         10540.00
5/25/2006                                                        10444.00          10469.00         10646.00
5/26/2006                                                        10497.00          10521.00         10707.00
5/27/2006                                                        10497.00          10521.00         10707.00
5/28/2006                                                        10497.00          10521.00         10707.00
5/29/2006                                                        10497.00          10521.00         10707.00
5/30/2006                                                        10332.00          10356.00         10539.00
5/31/2006                                                        10393.00          10417.00         10618.00
6/1/2006                                                         10511.00          10535.00         10728.00
6/2/2006                                                         10537.00          10561.00         10750.00
6/3/2006                                                         10537.00          10561.00         10750.00
6/4/2006                                                         10537.00          10561.00         10750.00
6/5/2006                                                         10370.00          10393.00         10570.00
6/6/2006                                                         10378.00          10401.00         10568.00
6/7/2006                                                         10329.00          10352.00         10506.00
6/8/2006                                                         10353.00          10377.00         10524.00
6/9/2006                                                         10290.00          10313.00         10465.00
6/10/2006                                                        10290.00          10313.00         10465.00
6/11/2006                                                        10290.00          10313.00         10465.00
6/12/2006                                                        10202.00          10225.00         10360.00
6/13/2006                                                        10110.00          10132.00         10250.00
6/14/2006                                                        10158.00          10180.00         10309.00
6/15/2006                                                        10318.00          10341.00         10496.00
6/16/2006                                                        10290.00          10314.00         10470.00
6/17/2006                                                        10290.00          10314.00         10470.00
6/18/2006                                                        10290.00          10314.00         10470.00
6/19/2006                                                        10222.00          10245.00         10393.00
6/20/2006                                                        10233.00          10257.00         10396.00
6/21/2006                                                        10308.00          10332.00         10488.00
6/22/2006                                                        10259.00          10282.00         10439.00
6/23/2006                                                        10222.00          10245.00         10415.00
6/24/2006                                                        10222.00          10245.00         10415.00
6/25/2006                                                        10222.00          10245.00         10415.00
6/26/2006                                                        10275.00          10300.00         10466.00
6/27/2006                                                        10207.00          10230.00         10385.00
6/28/2006                                                        10280.00          10304.00         10442.00
6/29/2006                                                        10472.00          10498.00         10650.00
6/30/2006                                                        10409.00          10434.00         10601.00
7/1/2006                                                         10409.00          10434.00         10601.00
7/2/2006                                                         10409.00          10434.00         10601.00
7/3/2006                                                         10506.00          10534.00         10698.00
7/4/2006                                                         10506.00          10534.00         10698.00
7/5/2006                                                         10462.00          10489.00         10646.00
7/6/2006                                                         10524.00          10552.00         10693.00
7/7/2006                                                         10468.00          10495.00         10629.00
7/8/2006                                                         10468.00          10495.00         10629.00
7/9/2006                                                         10468.00          10495.00         10629.00
7/10/2006                                                        10478.00          10505.00         10647.00
7/11/2006                                                        10510.00          10537.00         10685.00
7/12/2006                                                        10388.00          10414.00         10563.00
7/13/2006                                                        10270.00          10295.00         10437.00
7/14/2006                                                        10218.00          10243.00         10387.00
7/15/2006                                                        10218.00          10243.00         10387.00
7/16/2006                                                        10218.00          10243.00         10387.00
7/17/2006                                                        10211.00          10236.00         10374.00
7/18/2006                                                        10260.00          10285.00         10406.00
7/19/2006                                                        10449.00          10476.00         10602.00
7/20/2006                                                        10379.00          10406.00         10529.00
7/21/2006                                                        10344.00          10370.00         10484.00
7/22/2006                                                        10344.00          10370.00         10484.00
7/23/2006                                                        10344.00          10370.00         10484.00
7/24/2006                                                        10512.00          10540.00         10652.00
7/25/2006                                                        10563.00          10592.00         10700.00
7/26/2006                                                        10585.00          10613.00         10704.00
7/27/2006                                                        10582.00          10611.00         10686.00
7/28/2006                                                        10705.00          10736.00         10808.00
7/29/2006                                                        10705.00          10736.00         10808.00
7/30/2006                                                        10705.00          10736.00         10808.00
7/31/2006                                                        10676.00          10706.00         10782.00
8/1/2006                                                         10641.00          10670.00         10737.00
8/2/2006                                                         10698.00          10728.00         10799.00
8/3/2006                                                         10698.00          10728.00         10805.00
8/4/2006                                                         10709.00          10739.00         10796.00
8/5/2006                                                         10709.00          10739.00         10796.00
8/6/2006                                                         10709.00          10739.00         10796.00
8/7/2006                                                         10681.00          10711.00         10774.00
8/8/2006                                                         10664.00          10694.00         10744.00
8/9/2006                                                         10649.00          10678.00         10717.00
8/10/2006                                                        10678.00          10708.00         10768.00
8/11/2006                                                        10657.00          10688.00         10742.00
8/12/2006                                                        10657.00          10688.00         10742.00
8/13/2006                                                        10657.00          10688.00         10742.00
8/14/2006                                                        10673.00          10703.00         10764.00
8/15/2006                                                        10791.00          10822.00         10889.00
8/16/2006                                                        10850.00          10883.00         10961.00
8/17/2006                                                        10868.00          10901.00         10978.00
8/18/2006                                                        10933.00          10965.00         11040.00
8/19/2006                                                        10933.00          10965.00         11040.00
8/20/2006                                                        10933.00          10965.00         11040.00
8/21/2006                                                        10912.00          10944.00         11011.00
8/22/2006                                                        10918.00          10952.00         11017.00
8/23/2006                                                        10894.00          10926.00         10985.00
8/24/2006                                                        10939.00          10971.00         11009.00
8/25/2006                                                        10931.00          10963.00         11004.00
8/26/2006                                                        10931.00          10963.00         11004.00
8/27/2006                                                        10931.00          10963.00         11004.00
8/28/2006                                                        10986.00          11020.00         11054.00
8/29/2006                                                        10997.00          11030.00         11073.00
8/30/2006                                                        11002.00          11035.00         11075.00
8/31/2006                                                        10978.00          11010.00         11060.00
9/1/2006                                                         11040.00          11074.00         11126.00
9/2/2006                                                         11040.00          11074.00         11126.00
9/3/2006                                                         11040.00          11074.00         11126.00
9/4/2006                                                         11040.00          11074.00         11126.00
9/5/2006                                                         11043.00          11077.00         11135.00
9/6/2006                                                         10956.00          10990.00         11047.00
9/7/2006                                                         10906.00          10940.00         10998.00
9/8/2006                                                         10932.00          10965.00         11033.00
9/9/2006                                                         10932.00          10965.00         11033.00
9/10/2006                                                        10932.00          10965.00         11033.00
9/11/2006                                                        10941.00          10974.00         11040.00
9/12/2006                                                        11038.00          11072.00         11140.00
9/13/2006                                                        11069.00          11104.00         11179.00
9/14/2006                                                        11073.00          11109.00         11173.00
9/15/2006                                                        11093.00          11128.00         11195.00
9/16/2006                                                        11093.00          11128.00         11195.00
9/17/2006                                                        11093.00          11128.00         11195.00
9/18/2006                                                        11107.00          11142.00         11217.00
9/19/2006                                                        11102.00          11137.00         11204.00
9/20/2006                                                        11173.00          11209.00         11275.00
9/21/2006                                                        11129.00          11165.00         11223.00
9/22/2006                                                        11109.00          11145.00         11207.00
9/23/2006                                                        11109.00          11145.00         11207.00
9/24/2006                                                        11109.00          11145.00         11207.00
9/25/2006                                                        11194.00          11230.00         11302.00
9/26/2006                                                        11278.00          11316.00         11399.00
9/27/2006                                                        11277.00          11315.00         11410.00
9/28/2006                                                        11290.00          11327.00         11433.00
9/29/2006                                                        11270.00          11307.00         11405.00
9/30/2006                                                        11270.00          11307.00         11405.00
10/1/2006                                                        11270.00          11307.00         11405.00
10/2/2006                                                        11243.00          11280.00         11390.00
10/3/2006                                                        11290.00          11328.00         11431.00
10/4/2006                                                        11422.00          11461.00         11562.00
10/5/2006                                                        11422.00          11461.00         11571.00
10/6/2006                                                        11416.00          11455.00         11551.00
10/7/2006                                                        11416.00          11455.00         11551.00
10/8/2006                                                        11416.00          11455.00         11551.00
10/9/2006                                                        11416.00          11455.00         11549.00
10/10/2006                                                       11437.00          11476.00         11573.00
10/11/2006                                                       11411.00          11451.00         11545.00
10/12/2006                                                       11508.00          11549.00         11643.00
10/13/2006                                                       11524.00          11565.00         11664.00
10/14/2006                                                       11524.00          11565.00         11664.00
10/15/2006                                                       11524.00          11565.00         11664.00
10/16/2006                                                       11519.00          11561.00         11682.00
10/17/2006                                                       11495.00          11535.00         11649.00
10/18/2006                                                       11533.00          11574.00         11678.00
10/19/2006                                                       11547.00          11588.00         11679.00
10/20/2006                                                       11615.00          11656.00         11711.00
10/21/2006                                                       11615.00          11656.00         11711.00
10/22/2006                                                       11615.00          11656.00         11711.00
10/23/2006                                                       11686.00          11728.00         11783.00
10/24/2006                                                       11664.00          11707.00         11781.00
10/25/2006                                                       11713.00          11757.00         11831.00
10/26/2006                                                       11761.00          11805.00         11884.00
10/27/2006                                                       11676.00          11719.00         11795.00
10/28/2006                                                       11676.00          11719.00         11795.00
10/29/2006                                                       11676.00          11719.00         11795.00
10/30/2006                                                       11660.00          11703.00         11790.00
10/31/2006                                                       11659.00          11702.00         11795.00
11/1/2006                                                        11587.00          11630.00         11730.00
11/2/2006                                                        11598.00          11641.00         11732.00
11/3/2006                                                        11586.00          11630.00         11710.00
11/4/2006                                                        11586.00          11630.00         11710.00
11/5/2006                                                        11586.00          11630.00         11710.00
11/6/2006                                                        11717.00          11760.00         11843.00
11/7/2006                                                        11748.00          11792.00         11870.00
11/8/2006                                                        11770.00          11814.00         11897.00
11/9/2006                                                        11713.00          11757.00         11851.00
11/10/2006                                                       11724.00          11767.00         11863.00
11/11/2006                                                       11724.00          11767.00         11863.00
11/12/2006                                                       11724.00          11767.00         11863.00
11/13/2006                                                       11752.00          11796.00         11891.00
11/14/2006                                                       11832.00          11877.00         11964.00
11/15/2006                                                       11838.00          11883.00         11979.00
11/16/2006                                                       11865.00          11910.00         12014.00
11/17/2006                                                       11907.00          11953.00         12042.00
11/18/2006                                                       11907.00          11953.00         12042.00
11/19/2006                                                       11907.00          11953.00         12042.00
11/20/2006                                                       11897.00          11943.00         12031.00
11/21/2006                                                       11902.00          11948.00         12044.00
11/22/2006                                                       11911.00          11956.00         12060.00
11/23/2006                                                       11911.00          11956.00         12060.00
11/24/2006                                                       11857.00          11903.00         12008.00
11/25/2006                                                       11857.00          11903.00         12008.00
11/26/2006                                                       11857.00          11903.00         12008.00
11/27/2006                                                       11713.00          11757.00         11858.00
11/28/2006                                                       11761.00          11806.00         11907.00
11/29/2006                                                       11865.00          11911.00         12010.00
11/30/2006                                                       11863.00          11909.00         12001.00
12/1/2006                                                        11842.00          11889.00         11977.00
12/2/2006                                                        11842.00          11889.00         11977.00
12/3/2006                                                        11842.00          11889.00         11977.00
12/4/2006                                                        11905.00          11952.00         12048.00
12/5/2006                                                        11947.00          11994.00         12083.00
12/6/2006                                                        11925.00          11972.00         12060.00
12/7/2006                                                        11891.00          11938.00         12020.00
12/8/2006                                                        11934.00          11981.00         12052.00
12/9/2006                                                        11934.00          11981.00         12052.00
12/10/2006                                                       11934.00          11981.00         12052.00
12/11/2006                                                       11975.00          12023.00         12089.00
12/12/2006                                                       11982.00          12031.00         12089.00
12/13/2006                                                       12000.00          12049.00         12114.00
12/14/2006                                                       12108.00          12157.00         12229.00
12/15/2006                                                       12143.00          12192.00         12255.00
12/16/2006                                                       12143.00          12192.00         12255.00
12/17/2006                                                       12143.00          12192.00         12255.00
12/18/2006                                                       12139.00          12189.00         12242.00
12/19/2006                                                       12167.00          12218.00         12269.00
12/20/2006                                                       12142.00          12191.00         12244.00
12/21/2006                                                       12106.00          12155.00         12204.00
12/22/2006                                                       12034.00          12083.00         12136.00
12/23/2006                                                       12034.00          12083.00         12136.00
12/24/2006                                                       12034.00          12083.00         12136.00
12/25/2006                                                       12034.00          12083.00         12136.00
12/26/2006                                                       12098.00          12147.00         12199.00
12/27/2006                                                       12188.00          12238.00         12290.00
12/28/2006                                                       12181.00          12231.00         12276.00
12/29/2006                                                       12123.00          12172.00         12216.00
12/30/2006                                                       12123.00          12172.00         12216.00
12/31/2006                                                       12123.00          12172.00         12216.00
1/1/2007                                                         12123.00          12172.00         12216.00
1/2/2007                                                         12123.00          12172.00         12216.00
1/3/2007                                                         12125.00          12174.00         12218.00
1/4/2007                                                         12160.00          12209.00         12231.00
1/5/2007                                                         12101.00          12151.00         12166.00
1/6/2007                                                         12101.00          12151.00         12166.00
1/7/2007                                                         12101.00          12151.00         12166.00
1/8/2007                                                         12136.00          12186.00         12202.00
1/9/2007                                                         12108.00          12158.00         12179.00
1/10/2007                                                        12115.00          12164.00         12188.00
1/11/2007                                                        12181.00          12232.00         12249.00
1/12/2007                                                        12259.00          12310.00         12324.00
1/13/2007                                                        12259.00          12310.00         12324.00
1/14/2007                                                        12259.00          12310.00         12324.00
1/15/2007                                                        12259.00          12310.00         12324.00
1/16/2007                                                        12259.00          12311.00         12331.00
1/17/2007                                                        12238.00          12290.00         12317.00
1/18/2007                                                        12220.00          12271.00         12296.00
1/19/2007                                                        12228.00          12279.00         12321.00
1/20/2007                                                        12228.00          12279.00         12321.00
1/21/2007                                                        12228.00          12279.00         12321.00
1/22/2007                                                        12173.00          12225.00         12266.00
1/23/2007                                                        12184.00          12236.00         12298.00
1/24/2007                                                        12304.00          12356.00         12406.00
1/25/2007                                                        12144.00          12195.00         12246.00
1/26/2007                                                        12115.00          12166.00         12228.00
1/27/2007                                                        12115.00          12166.00         12228.00
1/28/2007                                                        12115.00          12166.00         12228.00
1/29/2007                                                        12092.00          12143.00         12213.00
1/30/2007                                                        12144.00          12195.00         12273.00
1/31/2007                                                        12214.00          12266.00         12349.00
2/1/2007                                                         12241.00          12293.00         12393.00
2/2/2007                                                         12245.00          12298.00         12406.00
2/3/2007                                                         12245.00          12298.00         12406.00
2/4/2007                                                         12245.00          12298.00         12406.00
2/5/2007                                                         12237.00          12290.00         12401.00
2/6/2007                                                         12214.00          12266.00         12395.00
2/7/2007                                                         12216.00          12269.00         12396.00
2/8/2007                                                         12192.00          12245.00         12372.00
2/9/2007                                                         12107.00          12159.00         12298.00
2/10/2007                                                        12107.00          12159.00         12298.00
2/11/2007                                                        12107.00          12159.00         12298.00
2/12/2007                                                        12068.00          12120.00         12258.00
2/13/2007                                                        12151.00          12203.00         12349.00
2/14/2007                                                        12236.00          12289.00         12434.00
2/15/2007                                                        12238.00          12292.00         12427.00
2/16/2007                                                        12223.00          12276.00         12411.00
2/17/2007                                                        12223.00          12276.00         12411.00
2/18/2007                                                        12223.00          12276.00         12411.00
2/19/2007                                                        12223.00          12276.00         12411.00
2/20/2007                                                        12243.00          12297.00         12433.00
2/21/2007                                                        12204.00          12257.00         12403.00
2/22/2007                                                        12182.00          12236.00         12386.00
2/23/2007                                                        12124.00          12177.00         12328.00
2/24/2007                                                        12124.00          12177.00         12328.00
2/25/2007                                                        12124.00          12177.00         12328.00
2/26/2007                                                        12107.00          12160.00         12319.00
2/27/2007                                                        11675.00          11720.00         11880.00
2/28/2007                                                        11758.00          11806.00         11960.00
3/1/2007                                                         11726.00          11775.00         11928.00
3/2/2007                                                         11613.00          11661.00         11803.00
3/3/2007                                                         11613.00          11661.00         11803.00
3/4/2007                                                         11613.00          11661.00         11803.00
3/5/2007                                                         11529.00          11575.00         11714.00
3/6/2007                                                         11699.00          11748.00         11891.00
3/7/2007                                                         11665.00          11713.00         11860.00
3/8/2007                                                         11729.00          11778.00         11937.00
3/9/2007                                                         11723.00          11772.00         11940.00
3/10/2007                                                        11723.00          11772.00         11940.00
3/11/2007                                                        11723.00          11772.00         11940.00
3/12/2007                                                        11747.00          11797.00         11973.00
3/13/2007                                                        11531.00          11578.00         11735.00
3/14/2007                                                        11613.00          11661.00         11810.00
3/15/2007                                                        11637.00          11685.00         11840.00
3/16/2007                                                        11583.00          11632.00         11788.00
3/17/2007                                                        11583.00          11632.00         11788.00
3/18/2007                                                        11583.00          11632.00         11788.00
3/19/2007                                                        11708.00          11758.00         11913.00
3/20/2007                                                        11784.00          11835.00         11988.00
3/21/2007                                                        11992.00          12046.00         12189.00
3/22/2007                                                        12008.00          12062.00         12199.00
3/23/2007                                                        11991.00          12044.00         12198.00
3/24/2007                                                        11991.00          12044.00         12198.00
3/25/2007                                                        11991.00          12044.00         12198.00
3/26/2007                                                        12010.00          12064.00         12215.00
3/27/2007                                                        11940.00          11992.00         12144.00
3/28/2007                                                        11848.00          11899.00         12049.00
3/29/2007                                                        11899.00          11951.00         12106.00
3/30/2007                                                        11886.00          11937.00         12087.00
3/31/2007                                                        11886.00          11937.00         12087.00
4/1/2007                                                         11886.00          11937.00         12087.00
4/2/2007                                                         11898.00          11953.00         12101.00
4/3/2007                                                         12016.00          12074.00         12216.00
4/4/2007                                                         12040.00          12100.00         12237.00
4/5/2007                                                         12079.00          12139.00         12279.00
4/6/2007                                                         12079.00          12139.00         12279.00
4/7/2007                                                         12079.00          12139.00         12279.00
4/8/2007                                                         12079.00          12139.00         12279.00
4/9/2007                                                         12070.00          12130.00         12287.00
4/10/2007                                                        12109.00          12170.00         12323.00
4/11/2007                                                        12037.00          12096.00         12251.00
4/12/2007                                                        12107.00          12168.00         12330.00
4/13/2007                                                        12164.00          12227.00         12385.00
4/14/2007                                                        12164.00          12227.00         12385.00
4/15/2007                                                        12164.00          12227.00         12385.00
4/16/2007                                                        12287.00          12351.00         12509.00
4/17/2007                                                        12321.00          12386.00         12538.00
4/18/2007                                                        12330.00          12395.00         12548.00
4/19/2007                                                        12316.00          12382.00         12546.00
4/20/2007                                                        12443.00          12511.00         12674.00
4/21/2007                                                        12443.00          12511.00         12674.00
4/22/2007                                                        12443.00          12511.00         12674.00
4/23/2007                                                        12375.00          12441.00         12614.00
4/24/2007                                                        12352.00          12419.00         12606.00
4/25/2007                                                        12481.00          12550.00         12742.00
4/26/2007                                                        12469.00          12538.00         12729.00
4/27/2007                                                        12486.00          12554.00         12743.00
4/28/2007                                                        12486.00          12554.00         12743.00
4/29/2007                                                        12486.00          12554.00         12743.00
4/30/2007                                                        12436.00          12503.00         12673.00
5/1/2007                                                         12483.00          12552.00         12721.00
5/2/2007                                                         12541.00          12610.00         12783.00
5/3/2007                                                         12605.00          12675.00         12844.00
5/4/2007                                                         12629.00          12700.00         12874.00
5/5/2007                                                         12629.00          12700.00         12874.00
5/6/2007                                                         12629.00          12700.00         12874.00
5/7/2007                                                         12657.00          12727.00         12908.00
5/8/2007                                                         12644.00          12714.00         12896.00
5/9/2007                                                         12657.00          12728.00         12926.00
5/10/2007                                                        12478.00          12547.00         12749.00
5/11/2007                                                        12600.00          12670.00         12867.00
5/12/2007                                                        12600.00          12670.00         12867.00
5/13/2007                                                        12600.00          12670.00         12867.00
5/14/2007                                                        12578.00          12649.00         12854.00
5/15/2007                                                        12567.00          12637.00         12853.00
5/16/2007                                                        12712.00          12783.00         12984.00
5/17/2007                                                        12691.00          12763.00         12971.00
5/18/2007                                                        12780.00          12852.00         13058.00
5/19/2007                                                        12780.00          12852.00         13058.00
5/20/2007                                                        12780.00          12852.00         13058.00
5/21/2007                                                        12795.00          12868.00         13060.00
5/22/2007                                                        12789.00          12861.00         13045.00
5/23/2007                                                        12773.00          12846.00         13043.00
5/24/2007                                                        12678.00          12750.00         12942.00
5/25/2007                                                        12747.00          12819.00         13013.00
5/26/2007                                                        12747.00          12819.00         13013.00
5/27/2007                                                        12747.00          12819.00         13013.00
5/28/2007                                                        12747.00          12819.00         13013.00
5/29/2007                                                        12761.00          12835.00         13023.00
5/30/2007                                                        12851.00          12924.00         13127.00
5/31/2007                                                        12828.00          12902.00         13117.00
6/1/2007                                                         12867.00          12941.00         13160.00
6/2/2007                                                         12867.00          12941.00         13160.00
6/3/2007                                                         12867.00          12941.00         13160.00
6/4/2007                                                         12878.00          12952.00         13176.00
6/5/2007                                                         12819.00          12893.00         13116.00
6/6/2007                                                         12714.00          12787.00         13012.00
6/7/2007                                                         12508.00          12578.00         12802.00
6/8/2007                                                         12644.00          12715.00         12947.00
6/9/2007                                                         12644.00          12715.00         12947.00
6/10/2007                                                        12644.00          12715.00         12947.00
6/11/2007                                                        12656.00          12729.00         12959.00
6/12/2007                                                        12521.00          12590.00         12818.00
6/13/2007                                                        12696.00          12769.00         13006.00
6/14/2007                                                        12760.00          12834.00         13077.00
6/15/2007                                                        12838.00          12913.00         13165.00
6/16/2007                                                        12838.00          12913.00         13165.00
6/17/2007                                                        12838.00          12913.00         13165.00
6/18/2007                                                        12819.00          12894.00         13158.00
6/19/2007                                                        12854.00          12929.00         13189.00
6/20/2007                                                        12696.00          12768.00         13020.00
6/21/2007                                                        12759.00          12833.00         13100.00
6/22/2007                                                        12550.00          12621.00         12913.00
6/23/2007                                                        12550.00          12621.00         12913.00
6/24/2007                                                        12550.00          12621.00         12913.00
6/25/2007                                                        12537.00          12607.00         12893.00
6/26/2007                                                        12513.00          12583.00         12858.00
6/27/2007                                                        12621.00          12693.00         12975.00
6/28/2007                                                        12624.00          12696.00         12973.00
6/29/2007                                                        12600.00          12671.00         12953.00
6/30/2007                                                        12600.00          12671.00         12953.00
7/1/2007                                                         12600.00          12671.00         12953.00
7/2/2007                                                         12578.00          12784.00         13079.00
7/3/2007                                                         12792.00          12865.00         13147.00
7/4/2007                                                         12792.00          12865.00         13147.00
7/5/2007                                                         12788.00          12862.00         13145.00
7/6/2007                                                         12816.00          12890.00         13182.00
7/7/2007                                                         12816.00          12890.00         13182.00
7/8/2007                                                         12816.00          12890.00         13182.00
7/9/2007                                                         12832.00          12906.00         13202.00
7/10/2007                                                        12667.00          12740.00         13027.00
7/11/2007                                                        12752.00          12825.00         13110.00
7/12/2007                                                        13015.00          13092.00         13375.00
7/13/2007                                                        13056.00          13134.00         13420.00
7/14/2007                                                        13056.00          13134.00         13420.00
7/15/2007                                                        13056.00          13134.00         13420.00
7/16/2007                                                        13062.00          13139.00         13417.00
7/17/2007                                                        13060.00          13137.00         13421.00
7/18/2007                                                        13014.00          13091.00         13380.00
7/19/2007                                                        13068.00          13144.00         13440.00
7/20/2007                                                        12928.00          13004.00         13287.00
7/21/2007                                                        12928.00          13004.00         13287.00
7/22/2007                                                        12928.00          13004.00         13287.00
7/23/2007                                                        13020.00          13097.00         13378.00
7/24/2007                                                        12790.00          12863.00         13124.00
7/25/2007                                                        12893.00          12968.00         13213.00
7/26/2007                                                        12618.00          12691.00         12912.00
7/27/2007                                                        12422.00          12492.00         12713.00
7/28/2007                                                        12422.00          12492.00         12713.00
7/29/2007                                                        12422.00          12492.00         12713.00
7/30/2007                                                        12518.00          12590.00         12824.00
7/31/2007                                                        12346.00          12415.00         12650.00
8/1/2007                                                         12457.00          12528.00         12765.00
8/2/2007                                                         12502.00          12573.00         12820.00
8/3/2007                                                         12212.00          12278.00         12501.00
8/4/2007                                                         12212.00          12278.00         12501.00
8/5/2007                                                         12212.00          12278.00         12501.00
8/6/2007                                                         12513.00          12583.00         12805.00
8/7/2007                                                         12581.00          12653.00         12883.00
8/8/2007                                                         12787.00          12862.00         13084.00
8/9/2007                                                         12394.00          12464.00         12672.00
8/10/2007                                                        12376.00          12445.00         12665.00
8/11/2007                                                        12376.00          12445.00         12665.00
8/12/2007                                                        12376.00          12445.00         12665.00
8/13/2007                                                        12349.00          12417.00         12646.00
8/14/2007                                                        12164.00          12230.00         12449.00
8/15/2007                                                        12036.00          12098.00         12300.00
8/16/2007                                                        12086.00          12150.00         12347.00
8/17/2007                                                        12388.00          12457.00         12652.00
8/18/2007                                                        12388.00          12457.00         12652.00
8/19/2007                                                        12388.00          12457.00         12652.00
8/20/2007                                                        12365.00          12434.00         12644.00
8/21/2007                                                        12351.00          12421.00         12639.00
8/22/2007                                                        12468.00          12539.00         12779.00
8/23/2007                                                        12489.00          12559.00         12790.00
8/24/2007                                                        12629.00          12703.00         12935.00
8/25/2007                                                        12629.00          12703.00         12935.00
8/26/2007                                                        12629.00          12703.00         12935.00
8/27/2007                                                        12556.00          12627.00         12846.00
8/28/2007                                                        12278.00          12346.00         12551.00
8/29/2007                                                        12535.00          12606.00         12818.00
8/30/2007                                                        12490.00          12560.00         12770.00
8/31/2007                                                        12617.00          12689.00         12902.00
9/1/2007                                                         12617.00          12689.00         12902.00
9/2/2007                                                         12617.00          12689.00         12902.00
9/3/2007                                                         12617.00          12689.00         12902.00
9/4/2007                                                         12748.00          12821.00         13029.00
9/5/2007                                                         12618.00          12690.00         12894.00
9/6/2007                                                         12653.00          12726.00         12939.00
9/7/2007                                                         12457.00          12528.00         12729.00
9/8/2007                                                         12457.00          12528.00         12729.00
9/9/2007                                                         12457.00          12528.00         12729.00
9/10/2007                                                        12466.00          12537.00         12735.00
9/11/2007                                                        12639.00          12712.00         12916.00
9/12/2007                                                        12654.00          12728.00         12934.00
9/13/2007                                                        12765.00          12840.00         13058.00
9/14/2007                                                        12748.00          12824.00         13047.00
9/15/2007                                                        12748.00          12824.00         13047.00
9/16/2007                                                        12748.00          12824.00         13047.00
9/17/2007                                                        12692.00          12767.00         12985.00
9/18/2007                                                        13024.00          13106.00         13341.00
9/19/2007                                                        13081.00          13164.00         13407.00
9/20/2007                                                        13029.00          13110.00         13341.00
9/21/2007                                                        13097.00          13181.00         13408.00
9/22/2007                                                        13097.00          13181.00         13408.00
9/23/2007                                                        13097.00          13181.00         13408.00
9/24/2007                                                        13034.00          13117.00         13348.00
9/25/2007                                                        13045.00          13127.00         13355.00
9/26/2007                                                        13103.00          13186.00         13423.00
9/27/2007                                                        13145.00          13229.00         13469.00
9/28/2007                                                        13105.00          13189.00         13432.00
9/29/2007                                                        13105.00          13189.00         13432.00
9/30/2007                                                        13105.00          13189.00         13432.00
10/1/2007                                                        13281.00          13366.00         13606.00
10/2/2007                                                        13267.00          13351.00         13602.00
10/3/2007                                                        13204.00          13288.00         13534.00
10/4/2007                                                        13222.00          13306.00         13550.00
10/5/2007                                                        13324.00          13409.00         13655.00
10/6/2007                                                        13324.00          13409.00         13655.00
10/7/2007                                                        13324.00          13409.00         13655.00
10/8/2007                                                        13287.00          13373.00         13622.00
10/9/2007                                                        13387.00          13472.00         13729.00
10/10/2007                                                       13360.00          13446.00         13697.00
10/11/2007                                                       13293.00          13379.00         13639.00
10/12/2007                                                       13335.00          13421.00         13693.00
10/13/2007                                                       13335.00          13421.00         13693.00
10/14/2007                                                       13335.00          13421.00         13693.00
10/15/2007                                                       13252.00          13337.00         13586.00
10/16/2007                                                       13174.00          13259.00         13505.00
10/17/2007                                                       13219.00          13304.00         13543.00
10/18/2007                                                       13182.00          13268.00         13517.00
10/19/2007                                                       12872.00          12954.00         13178.00
10/20/2007                                                       12872.00          12954.00         13178.00
10/21/2007                                                       12872.00          12954.00         13178.00
10/22/2007                                                       12914.00          12997.00         13222.00
10/23/2007                                                       13038.00          13122.00         13340.00
10/24/2007                                                       13007.00          13091.00         13321.00
10/25/2007                                                       12953.00          13036.00         13298.00
10/26/2007                                                       13154.00          13239.00         13497.00
10/27/2007                                                       13154.00          13239.00         13497.00
10/28/2007                                                       13154.00          13239.00         13497.00
10/29/2007                                                       13221.00          13306.00         13565.00
10/30/2007                                                       13142.00          13227.00         13486.00
10/31/2007                                                       13287.00          13374.00         13635.00




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (05/04/05)
                                                                     --------   ---------------
RYDEX RUSSELL TOP 50 ETF..........................................     13.96%            12.08%
RUSSELL TOP 50 TOTAL RETURN INDEX.................................     14.29%            12.37%
S&P 100 TOTAL RETURN INDEX........................................     15.60%            13.24%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex Russell Top 50 ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

     DESCRIPTION                                                    % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                         7.74%
GENERAL ELECTRIC CO.                                                      6.32%
MICROSOFT CORP.                                                           4.51%
AT&T, INC.                                                                3.85%
PROCTER & GAMBLE CO.                                                      3.27%
BANK OF AMERICA CORP.                                                     3.20%
CITIGROUP, INC.                                                           3.09%
CISCO SYSTEMS, INC.                                                       2.99%
CHEVRON CORP.                                                             2.93%
JOHNSON & JOHNSON                                                         2.82%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                                        Financials    Energy    Health Care    Consumer Staples
21.82                                                              18.48     14.50          13.11               11.15

Information Technology                                        Industrials    Telecommunication Services    Consumer Discretionary
21.82                                                                9.71                          6.58                      4.65




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               7                  ANNUAL REPORT

RYDEX S&P 500 PURE VALUE ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the year ended October 31, 2007, Rydex S&P 500 Pure Value ETF returned 7.79%. Over the year its benchmark, the S&P 500/Citigroup Pure Value Total Return Index turned in a 8.19% return, underperforming its counterpart index, the S&P 500 Value Total Return Index which posted a 13.55% gain.

In the first half of the fiscal year, Rydex S&P 500 Pure Value ETF enjoyed significant outperformance over its growth counterpart. During the summer the markets experienced a shift from value to growth, which negatively impacted this ETF's performance. Overall, as large-cap stocks did well for the year, the bias towards large caps helped the ETF's performance. Sectors negatively impacting returns included information technology and energy.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                              S&P 500/CITIGROUP
                                                                RYDEX S&P         PURE VALUE       S&P 500/CITIGROUP
                                                                500 PURE         TOTAL RETURN         VALUE TOTAL
                                                              VALUE ETF(A)         INDEX(B)         RETURN INDEX(C)
                                                              ------------    -----------------    -----------------
3/1/2006                                                        10000.00            9998.00              9999.00
3/2/2006                                                         9956.00            9954.00              9984.00
3/3/2006                                                         9936.00            9935.00              9964.00
3/4/2006                                                         9936.00            9935.00              9964.00
3/5/2006                                                         9936.00            9935.00              9964.00
3/6/2006                                                         9869.00            9868.00              9896.00
3/7/2006                                                         9839.00            9835.00              9876.00
3/8/2006                                                         9853.00            9850.00              9886.00
3/9/2006                                                         9823.00            9820.00              9847.00
3/10/2006                                                        9923.00            9920.00              9927.00
3/11/2006                                                        9923.00            9920.00              9927.00
3/12/2006                                                        9923.00            9920.00              9927.00
3/13/2006                                                        9950.00            9948.00              9955.00
3/14/2006                                                       10067.00           10066.00             10069.00
3/15/2006                                                       10124.00           10121.00             10122.00
3/16/2006                                                       10174.00           10173.00             10148.00
3/17/2006                                                       10194.00           10194.00             10159.00
3/18/2006                                                       10194.00           10194.00             10159.00
3/19/2006                                                       10194.00           10194.00             10159.00
3/20/2006                                                       10154.00           10152.00             10132.00
3/21/2006                                                       10100.00           10099.00             10063.00
3/22/2006                                                       10164.00           10162.00             10136.00
3/23/2006                                                       10151.00           10149.00             10110.00
3/24/2006                                                       10167.00           10167.00             10126.00
3/25/2006                                                       10167.00           10167.00             10126.00
3/26/2006                                                       10167.00           10167.00             10126.00
3/27/2006                                                       10171.00           10169.00             10127.00
3/28/2006                                                       10107.00           10107.00             10056.00
3/29/2006                                                       10184.00           10182.00             10141.00
3/30/2006                                                       10110.00           10108.00             10110.00
3/31/2006                                                       10070.00           10068.00             10076.00
4/1/2006                                                        10070.00           10068.00             10076.00
4/2/2006                                                        10070.00           10068.00             10076.00
4/3/2006                                                        10110.00           10107.00             10112.00
4/4/2006                                                        10184.00           10181.00             10189.00
4/5/2006                                                        10241.00           10241.00             10247.00
4/6/2006                                                        10208.00           10206.00             10230.00
4/7/2006                                                        10100.00           10099.00             10124.00
4/8/2006                                                        10100.00           10099.00             10124.00
4/9/2006                                                        10100.00           10099.00             10124.00
4/10/2006                                                       10090.00           10087.00             10130.00
4/11/2006                                                       10007.00           10006.00             10053.00
4/12/2006                                                       10050.00           10050.00             10075.00
4/13/2006                                                       10050.00           10049.00             10082.00
4/14/2006                                                       10050.00           10049.00             10082.00
4/15/2006                                                       10050.00           10049.00             10082.00
4/16/2006                                                       10050.00           10049.00             10082.00
4/17/2006                                                       10044.00           10041.00             10065.00
4/18/2006                                                       10241.00           10242.00             10262.00
4/19/2006                                                       10278.00           10278.00             10279.00
4/20/2006                                                       10311.00           10310.00             10297.00
4/21/2006                                                       10308.00           10309.00             10304.00
4/22/2006                                                       10308.00           10309.00             10304.00
4/23/2006                                                       10308.00           10309.00             10304.00
4/24/2006                                                       10291.00           10291.00             10281.00
4/25/2006                                                       10231.00           10230.00             10221.00
4/26/2006                                                       10308.00           10309.00             10258.00
4/27/2006                                                       10345.00           10346.00             10307.00
4/28/2006                                                       10378.00           10380.00             10357.00
4/29/2006                                                       10378.00           10380.00             10357.00
4/30/2006                                                       10378.00           10380.00             10357.00
5/1/2006                                                        10352.00           10353.00             10312.00
5/2/2006                                                        10439.00           10440.00             10397.00
5/3/2006                                                        10398.00           10401.00             10372.00
5/4/2006                                                        10432.00           10433.00             10415.00
5/5/2006                                                        10542.00           10545.00             10533.00
5/6/2006                                                        10542.00           10545.00             10533.00
5/7/2006                                                        10542.00           10545.00             10533.00
5/8/2006                                                        10566.00           10569.00             10521.00
5/9/2006                                                        10569.00           10572.00             10536.00
5/10/2006                                                       10606.00           10609.00             10534.00
5/11/2006                                                       10465.00           10466.00             10402.00
5/12/2006                                                       10325.00           10326.00             10272.00
5/13/2006                                                       10325.00           10326.00             10272.00
5/14/2006                                                       10325.00           10326.00             10272.00
5/15/2006                                                       10325.00           10327.00             10278.00
5/16/2006                                                       10278.00           10281.00             10265.00
5/17/2006                                                       10094.00           10096.00             10076.00
5/18/2006                                                       10033.00           10033.00             10000.00
5/19/2006                                                       10107.00           10105.00             10054.00
5/20/2006                                                       10107.00           10105.00             10054.00
5/21/2006                                                       10107.00           10105.00             10054.00
5/22/2006                                                       10077.00           10076.00             10013.00
5/23/2006                                                       10020.00           10021.00              9970.00
5/24/2006                                                       10020.00           10020.00              9965.00
5/25/2006                                                       10171.00           10170.00             10081.00
5/26/2006                                                       10268.00           10266.00             10159.00
5/27/2006                                                       10268.00           10266.00             10159.00
5/28/2006                                                       10268.00           10266.00             10159.00
5/29/2006                                                       10268.00           10266.00             10159.00
5/30/2006                                                       10094.00           10092.00             10001.00
5/31/2006                                                       10218.00           10216.00             10103.00
6/1/2006                                                        10362.00           10361.00             10237.00
6/2/2006                                                        10368.00           10367.00             10268.00
6/3/2006                                                        10368.00           10367.00             10268.00
6/4/2006                                                        10368.00           10367.00             10268.00
6/5/2006                                                        10184.00           10184.00             10082.00
6/6/2006                                                        10147.00           10149.00             10060.00
6/7/2006                                                        10090.00           10091.00              9998.00
6/8/2006                                                        10114.00           10115.00             10004.00
6/9/2006                                                        10104.00           10104.00              9965.00
6/10/2006                                                       10104.00           10104.00              9965.00
6/11/2006                                                       10104.00           10104.00              9965.00
6/12/2006                                                        9980.00            9982.00              9837.00
6/13/2006                                                        9853.00            9852.00              9710.00
6/14/2006                                                        9879.00            9877.00              9742.00
6/15/2006                                                       10121.00           10123.00              9974.00
6/16/2006                                                       10070.00           10073.00              9936.00
6/17/2006                                                       10070.00           10073.00              9936.00
6/18/2006                                                       10070.00           10073.00              9936.00
6/19/2006                                                        9980.00            9980.00              9844.00
6/20/2006                                                        9980.00            9980.00              9850.00
6/21/2006                                                       10077.00           10078.00              9947.00
6/22/2006                                                       10057.00           10058.00              9905.00
6/23/2006                                                       10064.00           10067.00              9894.00
6/24/2006                                                       10064.00           10067.00              9894.00
6/25/2006                                                       10064.00           10067.00              9894.00
6/26/2006                                                       10131.00           10133.00              9956.00
6/27/2006                                                       10027.00           10027.00              9866.00
6/28/2006                                                       10084.00           10086.00              9928.00
6/29/2006                                                       10285.00           10291.00             10147.00
6/30/2006                                                       10315.00           10321.00             10137.00
7/1/2006                                                        10315.00           10321.00             10137.00
7/2/2006                                                        10315.00           10321.00             10137.00
7/3/2006                                                        10368.00           10375.00             10226.00
7/4/2006                                                        10368.00           10375.00             10226.00
7/5/2006                                                        10275.00           10279.00             10157.00
7/6/2006                                                        10285.00           10291.00             10179.00
7/7/2006                                                        10248.00           10254.00             10117.00
7/8/2006                                                        10248.00           10254.00             10117.00
7/9/2006                                                        10248.00           10254.00             10117.00
7/10/2006                                                       10295.00           10301.00             10136.00
7/11/2006                                                       10318.00           10326.00             10185.00
7/12/2006                                                       10218.00           10225.00             10079.00
7/13/2006                                                       10057.00           10061.00              9929.00
7/14/2006                                                       10000.00           10004.00              9881.00
7/15/2006                                                       10000.00           10004.00              9881.00
7/16/2006                                                       10000.00           10004.00              9881.00
7/17/2006                                                        9977.00            9982.00              9860.00
7/18/2006                                                        9990.00            9996.00              9884.00
7/19/2006                                                       10154.00           10160.00             10089.00
7/20/2006                                                       10064.00           10070.00             10001.00
7/21/2006                                                        9993.00           10000.00              9922.00
7/22/2006                                                        9993.00           10000.00              9922.00
7/23/2006                                                        9993.00           10000.00              9922.00
7/24/2006                                                       10147.00           10155.00             10083.00
7/25/2006                                                       10241.00           10248.00             10154.00
7/26/2006                                                       10248.00           10254.00             10156.00
7/27/2006                                                       10157.00           10165.00             10121.00
7/28/2006                                                       10268.00           10277.00             10248.00
7/29/2006                                                       10268.00           10277.00             10248.00
7/30/2006                                                       10268.00           10277.00             10248.00
7/31/2006                                                       10264.00           10271.00             10239.00
8/1/2006                                                        10194.00           10202.00             10197.00
8/2/2006                                                        10254.00           10263.00             10260.00
8/3/2006                                                        10315.00           10321.00             10284.00
8/4/2006                                                        10298.00           10307.00             10276.00
8/5/2006                                                        10298.00           10307.00             10276.00
8/6/2006                                                        10298.00           10307.00             10276.00
8/7/2006                                                        10268.00           10277.00             10240.00
8/8/2006                                                        10238.00           10245.00             10196.00
8/9/2006                                                        10167.00           10174.00             10129.00
8/10/2006                                                       10204.00           10212.00             10174.00
8/11/2006                                                       10164.00           10171.00             10134.00
8/12/2006                                                       10164.00           10171.00             10134.00
8/13/2006                                                       10164.00           10171.00             10134.00
8/14/2006                                                       10191.00           10199.00             10139.00
8/15/2006                                                       10328.00           10339.00             10287.00
8/16/2006                                                       10415.00           10427.00             10363.00
8/17/2006                                                       10418.00           10428.00             10374.00
8/18/2006                                                       10432.00           10441.00             10402.00
8/19/2006                                                       10432.00           10441.00             10402.00
8/20/2006                                                       10432.00           10441.00             10402.00
8/21/2006                                                       10375.00           10386.00             10367.00
8/22/2006                                                       10395.00           10406.00             10377.00
8/23/2006                                                       10331.00           10342.00             10334.00
8/24/2006                                                       10328.00           10337.00             10346.00
8/25/2006                                                       10321.00           10332.00             10333.00
8/26/2006                                                       10321.00           10332.00             10333.00
8/27/2006                                                       10321.00           10332.00             10333.00
8/28/2006                                                       10385.00           10397.00             10383.00
8/29/2006                                                       10415.00           10426.00             10393.00
8/30/2006                                                       10395.00           10406.00             10387.00
8/31/2006                                                       10435.00           10448.00             10395.00
9/1/2006                                                        10485.00           10498.00             10452.00
9/2/2006                                                        10485.00           10498.00             10452.00
9/3/2006                                                        10485.00           10498.00             10452.00
9/4/2006                                                        10485.00           10498.00             10452.00
9/5/2006                                                        10506.00           10517.00             10476.00
9/6/2006                                                        10425.00           10436.00             10380.00
9/7/2006                                                        10385.00           10395.00             10327.00
9/8/2006                                                        10442.00           10455.00             10364.00
9/9/2006                                                        10442.00           10455.00             10364.00
9/10/2006                                                       10442.00           10455.00             10364.00
9/11/2006                                                       10425.00           10439.00             10350.00
9/12/2006                                                       10549.00           10562.00             10449.00
9/13/2006                                                       10603.00           10618.00             10509.00
9/14/2006                                                       10566.00           10579.00             10494.00
9/15/2006                                                       10548.00           10564.00             10509.00
9/16/2006                                                       10548.00           10564.00             10509.00
9/17/2006                                                       10548.00           10564.00             10509.00
9/18/2006                                                       10538.00           10552.00             10523.00
9/19/2006                                                       10518.00           10532.00             10510.00
9/20/2006                                                       10569.00           10584.00             10561.00
9/21/2006                                                       10481.00           10497.00             10505.00
9/22/2006                                                       10455.00           10470.00             10493.00
9/23/2006                                                       10455.00           10470.00             10493.00
9/24/2006                                                       10455.00           10470.00             10493.00
9/25/2006                                                       10562.00           10577.00             10592.00
9/26/2006                                                       10642.00           10658.00             10674.00
9/27/2006                                                       10656.00           10673.00             10668.00
9/28/2006                                                       10672.00           10689.00             10690.00
9/29/2006                                                       10622.00           10638.00             10672.00
9/30/2006                                                       10622.00           10638.00             10672.00
10/1/2006                                                       10622.00           10638.00             10672.00
10/2/2006                                                       10625.00           10643.00             10651.00
10/3/2006                                                       10656.00           10671.00             10682.00
10/4/2006                                                       10759.00           10778.00             10794.00
10/5/2006                                                       10759.00           10778.00             10818.00
10/6/2006                                                       10696.00           10712.00             10785.00
10/7/2006                                                       10696.00           10712.00             10785.00
10/8/2006                                                       10696.00           10712.00             10785.00
10/9/2006                                                       10733.00           10750.00             10804.00
10/10/2006                                                      10783.00           10803.00             10832.00
10/11/2006                                                      10803.00           10821.00             10813.00
10/12/2006                                                      10910.00           10928.00             10918.00
10/13/2006                                                      10950.00           10969.00             10955.00
10/14/2006                                                      10950.00           10969.00             10955.00
10/15/2006                                                      10950.00           10969.00             10955.00
10/16/2006                                                      10994.00           11013.00             10975.00
10/17/2006                                                      10954.00           10973.00             10936.00
10/18/2006                                                      10964.00           10986.00             10939.00
10/19/2006                                                      10964.00           10984.00             10945.00
10/20/2006                                                      10957.00           10977.00             10943.00
10/21/2006                                                      10957.00           10977.00             10943.00
10/22/2006                                                      10957.00           10977.00             10943.00
10/23/2006                                                      11027.00           11050.00             11011.00
10/24/2006                                                      11067.00           11091.00             11028.00
10/25/2006                                                      11081.00           11104.00             11061.00
10/26/2006                                                      11131.00           11155.00             11117.00
10/27/2006                                                      11041.00           11062.00             11029.00
10/28/2006                                                      11041.00           11062.00             11029.00
10/29/2006                                                      11041.00           11062.00             11029.00
10/30/2006                                                      11067.00           11090.00             11032.00
10/31/2006                                                      11027.00           11051.00             11028.00
11/1/2006                                                       10980.00           11001.00             10949.00
11/2/2006                                                       10960.00           10983.00             10943.00
11/3/2006                                                       10899.00           10921.00             10917.00
11/4/2006                                                       10899.00           10921.00             10917.00
11/5/2006                                                       10899.00           10921.00             10917.00
11/6/2006                                                       11014.00           11038.00             11038.00
11/7/2006                                                       11027.00           11050.00             11062.00
11/8/2006                                                       11071.00           11093.00             11103.00
11/9/2006                                                       11031.00           11053.00             11054.00
11/10/2006                                                      11085.00           11109.00             11080.00
11/11/2006                                                      11085.00           11109.00             11080.00
11/12/2006                                                      11085.00           11109.00             11080.00
11/13/2006                                                      11112.00           11137.00             11114.00
11/14/2006                                                      11203.00           11228.00             11171.00
11/15/2006                                                      11213.00           11238.00             11183.00
11/16/2006                                                      11247.00           11273.00             11212.00
11/17/2006                                                      11226.00           11252.00             11215.00
11/18/2006                                                      11226.00           11252.00             11215.00
11/19/2006                                                      11226.00           11252.00             11215.00
11/20/2006                                                      11226.00           11252.00             11219.00
11/21/2006                                                      11250.00           11277.00             11232.00
11/22/2006                                                      11267.00           11293.00             11249.00
11/23/2006                                                      11267.00           11293.00             11249.00
11/24/2006                                                      11253.00           11281.00             11219.00
11/25/2006                                                      11253.00           11281.00             11219.00
11/26/2006                                                      11253.00           11281.00             11219.00
11/27/2006                                                      11098.00           11124.00             11069.00
11/28/2006                                                      11115.00           11143.00             11098.00
11/29/2006                                                      11257.00           11284.00             11214.00
11/30/2006                                                      11287.00           11315.00             11226.00
12/1/2006                                                       11250.00           11277.00             11192.00
12/2/2006                                                       11250.00           11277.00             11192.00
12/3/2006                                                       11250.00           11277.00             11192.00
12/4/2006                                                       11385.00           11415.00             11313.00
12/5/2006                                                       11419.00           11449.00             11366.00
12/6/2006                                                       11402.00           11433.00             11363.00
12/7/2006                                                       11358.00           11388.00             11327.00
12/8/2006                                                       11375.00           11406.00             11353.00
12/9/2006                                                       11375.00           11406.00             11353.00
12/10/2006                                                      11375.00           11406.00             11353.00
12/11/2006                                                      11409.00           11441.00             11391.00
12/12/2006                                                      11402.00           11431.00             11384.00
12/13/2006                                                      11405.00           11437.00             11395.00
12/14/2006                                                      11500.00           11533.00             11489.00
12/15/2006                                                      11493.00           11524.00             11507.00
12/16/2006                                                      11493.00           11524.00             11507.00
12/17/2006                                                      11493.00           11524.00             11507.00
12/18/2006                                                      11439.00           11473.00             11493.00
12/19/2006                                                      11453.00           11486.00             11507.00
12/20/2006                                                      11469.00           11506.00             11511.00
12/21/2006                                                      11432.00           11469.00             11476.00
12/22/2006                                                      11405.00           11440.00             11419.00
12/23/2006                                                      11405.00           11440.00             11419.00
12/24/2006                                                      11405.00           11440.00             11419.00
12/25/2006                                                      11405.00           11440.00             11419.00
12/26/2006                                                      11469.00           11506.00             11479.00
12/27/2006                                                      11559.00           11596.00             11572.00
12/28/2006                                                      11529.00           11564.00             11549.00
12/29/2006                                                      11481.00           11517.00             11496.00
12/30/2006                                                      11481.00           11517.00             11496.00
12/31/2006                                                      11481.00           11517.00             11496.00
1/1/2007                                                        11481.00           11517.00             11496.00
1/2/2007                                                        11481.00           11517.00             11496.00
1/3/2007                                                        11505.00           11541.00             11495.00
1/4/2007                                                        11488.00           11524.00             11488.00
1/5/2007                                                        11383.00           11417.00             11397.00
1/6/2007                                                        11383.00           11417.00             11397.00
1/7/2007                                                        11383.00           11417.00             11397.00
1/8/2007                                                        11404.00           11439.00             11431.00
1/9/2007                                                        11390.00           11426.00             11420.00
1/10/2007                                                       11397.00           11431.00             11448.00
1/11/2007                                                       11451.00           11487.00             11514.00
1/12/2007                                                       11465.00           11500.00             11558.00
1/13/2007                                                       11465.00           11500.00             11558.00
1/14/2007                                                       11465.00           11500.00             11558.00
1/15/2007                                                       11465.00           11500.00             11558.00
1/16/2007                                                       11482.00           11518.00             11588.00
1/17/2007                                                       11461.00           11497.00             11566.00
1/18/2007                                                       11465.00           11500.00             11552.00
1/19/2007                                                       11533.00           11569.00             11580.00
1/20/2007                                                       11533.00           11569.00             11580.00
1/21/2007                                                       11533.00           11569.00             11580.00
1/22/2007                                                       11502.00           11539.00             11538.00
1/23/2007                                                       11560.00           11598.00             11584.00
1/24/2007                                                       11652.00           11690.00             11685.00
1/25/2007                                                       11577.00           11616.00             11554.00
1/26/2007                                                       11614.00           11651.00             11552.00
1/27/2007                                                       11614.00           11651.00             11552.00
1/28/2007                                                       11614.00           11651.00             11552.00
1/29/2007                                                       11611.00           11650.00             11537.00
1/30/2007                                                       11672.00           11710.00             11611.00
1/31/2007                                                       11733.00           11772.00             11699.00
2/1/2007                                                        11818.00           11857.00             11765.00
2/2/2007                                                        11852.00           11891.00             11785.00
2/3/2007                                                        11852.00           11891.00             11785.00
2/4/2007                                                        11852.00           11891.00             11785.00
2/5/2007                                                        11862.00           11904.00             11784.00
2/6/2007                                                        11923.00           11963.00             11801.00
2/7/2007                                                        11954.00           11995.00             11821.00
2/8/2007                                                        11961.00           12003.00             11798.00
2/9/2007                                                        11913.00           11954.00             11714.00
2/10/2007                                                       11913.00           11954.00             11714.00
2/11/2007                                                       11913.00           11954.00             11714.00
2/12/2007                                                       11882.00           11925.00             11686.00
2/13/2007                                                       12012.00           12053.00             11798.00
2/14/2007                                                       12076.00           12119.00             11890.00
2/15/2007                                                       12100.00           12143.00             11891.00
2/16/2007                                                       12113.00           12159.00             11885.00
2/17/2007                                                       12113.00           12159.00             11885.00
2/18/2007                                                       12113.00           12159.00             11885.00
2/19/2007                                                       12113.00           12159.00             11885.00
2/20/2007                                                       12164.00           12208.00             11920.00
2/21/2007                                                       12151.00           12197.00             11903.00
2/22/2007                                                       12127.00           12172.00             11889.00
2/23/2007                                                       12107.00           12152.00             11838.00
2/24/2007                                                       12107.00           12152.00             11838.00
2/25/2007                                                       12107.00           12152.00             11838.00
2/26/2007                                                       12141.00           12188.00             11839.00
2/27/2007                                                       11733.00           11776.00             11427.00
2/28/2007                                                       11784.00           11828.00             11501.00
3/1/2007                                                        11757.00           11799.00             11481.00
3/2/2007                                                        11601.00           11642.00             11340.00
3/3/2007                                                        11601.00           11642.00             11340.00
3/4/2007                                                        11601.00           11642.00             11340.00
3/5/2007                                                        11451.00           11493.00             11211.00
3/6/2007                                                        11621.00           11662.00             11396.00
3/7/2007                                                        11587.00           11630.00             11364.00
3/8/2007                                                        11689.00           11731.00             11460.00
3/9/2007                                                        11716.00           11760.00             11478.00
3/10/2007                                                       11716.00           11760.00             11478.00
3/11/2007                                                       11716.00           11760.00             11478.00
3/12/2007                                                       11740.00           11785.00             11518.00
3/13/2007                                                       11516.00           11558.00             11269.00
3/14/2007                                                       11563.00           11605.00             11335.00
3/15/2007                                                       11638.00           11682.00             11395.00
3/16/2007                                                       11586.00           11631.00             11349.00
3/17/2007                                                       11586.00           11631.00             11349.00
3/18/2007                                                       11586.00           11631.00             11349.00
3/19/2007                                                       11712.00           11755.00             11476.00
3/20/2007                                                       11810.00           11856.00             11554.00
3/21/2007                                                       11984.00           12030.00             11764.00
3/22/2007                                                       11970.00           12016.00             11745.00
3/23/2007                                                       12014.00           12061.00             11767.00
3/24/2007                                                       12014.00           12061.00             11767.00
3/25/2007                                                       12014.00           12061.00             11767.00
3/26/2007                                                       12028.00           12075.00             11772.00
3/27/2007                                                       11977.00           12024.00             11702.00
3/28/2007                                                       11902.00           11950.00             11605.00
3/29/2007                                                       11933.00           11979.00             11661.00
3/30/2007                                                       11922.00           11970.00             11650.00
3/31/2007                                                       11922.00           11970.00             11650.00
4/1/2007                                                        11922.00           11970.00             11650.00
4/2/2007                                                        11991.00           12038.00             11670.00
4/3/2007                                                        12069.00           12120.00             11777.00
4/4/2007                                                        12049.00           12097.00             11771.00
4/5/2007                                                        12066.00           12117.00             11812.00
4/6/2007                                                        12066.00           12117.00             11812.00
4/7/2007                                                        12066.00           12117.00             11812.00
4/8/2007                                                        12066.00           12117.00             11812.00
4/9/2007                                                        12083.00           12133.00             11826.00
4/10/2007                                                       12103.00           12153.00             11858.00
4/11/2007                                                       12038.00           12089.00             11781.00
4/12/2007                                                       12079.00           12131.00             11837.00
4/13/2007                                                       12103.00           12153.00             11882.00
4/14/2007                                                       12103.00           12153.00             11882.00
4/15/2007                                                       12103.00           12153.00             11882.00
4/16/2007                                                       12226.00           12277.00             12016.00
4/17/2007                                                       12223.00           12275.00             12019.00
4/18/2007                                                       12260.00           12313.00             12058.00
4/19/2007                                                       12253.00           12305.00             12051.00
4/20/2007                                                       12366.00           12421.00             12156.00
4/21/2007                                                       12366.00           12421.00             12156.00
4/22/2007                                                       12366.00           12421.00             12156.00
4/23/2007                                                       12363.00           12416.00             12131.00
4/24/2007                                                       12373.00           12427.00             12123.00
4/25/2007                                                       12496.00           12550.00             12252.00
4/26/2007                                                       12489.00           12545.00             12233.00
4/27/2007                                                       12462.00           12517.00             12229.00
4/28/2007                                                       12462.00           12517.00             12229.00
4/29/2007                                                       12462.00           12517.00             12229.00
4/30/2007                                                       12335.00           12390.00             12139.00
5/1/2007                                                        12404.00           12458.00             12169.00
5/2/2007                                                        12503.00           12557.00             12252.00
5/3/2007                                                        12543.00           12600.00             12316.00
5/4/2007                                                        12571.00           12627.00             12352.00
5/5/2007                                                        12571.00           12627.00             12352.00
5/6/2007                                                        12571.00           12627.00             12352.00
5/7/2007                                                        12615.00           12673.00             12393.00
5/8/2007                                                        12612.00           12669.00             12371.00
5/9/2007                                                        12663.00           12721.00             12432.00
5/10/2007                                                       12496.00           12553.00             12264.00
5/11/2007                                                       12591.00           12649.00             12385.00
5/12/2007                                                       12591.00           12649.00             12385.00
5/13/2007                                                       12591.00           12649.00             12385.00
5/14/2007                                                       12601.00           12658.00             12370.00
5/15/2007                                                       12591.00           12650.00             12374.00
5/16/2007                                                       12673.00           12732.00             12484.00
5/17/2007                                                       12663.00           12721.00             12474.00
5/18/2007                                                       12728.00           12787.00             12541.00
5/19/2007                                                       12728.00           12787.00             12541.00
5/20/2007                                                       12728.00           12787.00             12541.00
5/21/2007                                                       12755.00           12816.00             12563.00
5/22/2007                                                       12745.00           12803.00             12559.00
5/23/2007                                                       12690.00           12750.00             12546.00
5/24/2007                                                       12526.00           12583.00             12420.00
5/25/2007                                                       12574.00           12634.00             12486.00
5/26/2007                                                       12574.00           12634.00             12486.00
5/27/2007                                                       12574.00           12634.00             12486.00
5/28/2007                                                       12574.00           12634.00             12486.00
5/29/2007                                                       12598.00           12656.00             12507.00
5/30/2007                                                       12677.00           12736.00             12611.00
5/31/2007                                                       12683.00           12745.00             12603.00
6/1/2007                                                        12755.00           12817.00             12644.00
6/2/2007                                                        12755.00           12817.00             12644.00
6/3/2007                                                        12755.00           12817.00             12644.00
6/4/2007                                                        12776.00           12838.00             12650.00
6/5/2007                                                        12690.00           12751.00             12568.00
6/6/2007                                                        12571.00           12631.00             12462.00
6/7/2007                                                        12315.00           12373.00             12238.00
6/8/2007                                                        12451.00           12511.00             12388.00
6/9/2007                                                        12451.00           12511.00             12388.00
6/10/2007                                                       12451.00           12511.00             12388.00
6/11/2007                                                       12485.00           12545.00             12409.00
6/12/2007                                                       12349.00           12407.00             12263.00
6/13/2007                                                       12540.00           12600.00             12473.00
6/14/2007                                                       12584.00           12646.00             12524.00
6/15/2007                                                       12684.00           12746.00             12601.00
6/16/2007                                                       12684.00           12746.00             12601.00
6/17/2007                                                       12684.00           12746.00             12601.00
6/18/2007                                                       12653.00           12714.00             12578.00
6/19/2007                                                       12667.00           12728.00             12618.00
6/20/2007                                                       12503.00           12563.00             12434.00
6/21/2007                                                       12581.00           12641.00             12511.00
6/22/2007                                                       12441.00           12502.00             12344.00
6/23/2007                                                       12441.00           12502.00             12344.00
6/24/2007                                                       12441.00           12502.00             12344.00
6/25/2007                                                       12411.00           12470.00             12301.00
6/26/2007                                                       12342.00           12402.00             12253.00
6/27/2007                                                       12448.00           12511.00             12371.00
6/28/2007                                                       12489.00           12552.00             12365.00
6/29/2007                                                       12465.00           12527.00             12344.00
6/30/2007                                                       12465.00           12527.00             12344.00
7/1/2007                                                        12465.00           12527.00             12344.00
7/2/2007                                                        12637.00           12701.00             12498.00
7/3/2007                                                        12664.00           12728.00             12548.00
7/4/2007                                                        12664.00           12728.00             12548.00
7/5/2007                                                        12620.00           12683.00             12530.00
7/6/2007                                                        12626.00           12692.00             12559.00
7/7/2007                                                        12626.00           12692.00             12559.00
7/8/2007                                                        12626.00           12692.00             12559.00
7/9/2007                                                        12637.00           12703.00             12564.00
7/10/2007                                                       12428.00           12490.00             12361.00
7/11/2007                                                       12486.00           12549.00             12440.00
7/12/2007                                                       12695.00           12762.00             12690.00
7/13/2007                                                       12757.00           12822.00             12737.00
7/14/2007                                                       12757.00           12822.00             12737.00
7/15/2007                                                       12757.00           12822.00             12737.00
7/16/2007                                                       12678.00           12743.00             12709.00
7/17/2007                                                       12668.00           12734.00             12710.00
7/18/2007                                                       12633.00           12700.00             12657.00
7/19/2007                                                       12688.00           12755.00             12697.00
7/20/2007                                                       12469.00           12535.00             12521.00
7/21/2007                                                       12469.00           12535.00             12521.00
7/22/2007                                                       12469.00           12535.00             12521.00
7/23/2007                                                       12506.00           12571.00             12582.00
7/24/2007                                                       12184.00           12246.00             12306.00
7/25/2007                                                       12187.00           12250.00             12352.00
7/26/2007                                                       11862.00           11923.00             12048.00
7/27/2007                                                       11677.00           11736.00             11858.00
7/28/2007                                                       11677.00           11736.00             11858.00
7/29/2007                                                       11677.00           11736.00             11858.00
7/30/2007                                                       11848.00           11908.00             11998.00
7/31/2007                                                       11731.00           11791.00             11858.00
8/1/2007                                                        11803.00           11863.00             11939.00
8/2/2007                                                        11838.00           11898.00             11997.00
8/3/2007                                                        11419.00           11478.00             11646.00
8/4/2007                                                        11419.00           11478.00             11646.00
8/5/2007                                                        11419.00           11478.00             11646.00
8/6/2007                                                        11721.00           11782.00             11954.00
8/7/2007                                                        11821.00           11881.00             12030.00
8/8/2007                                                        11906.00           11970.00             12187.00
8/9/2007                                                        11505.00           11565.00             11792.00
8/10/2007                                                       11594.00           11653.00             11797.00
8/11/2007                                                       11594.00           11653.00             11797.00
8/12/2007                                                       11594.00           11653.00             11797.00
8/13/2007                                                       11649.00           11711.00             11820.00
8/14/2007                                                       11378.00           11437.00             11586.00
8/15/2007                                                       11193.00           11249.00             11424.00
8/16/2007                                                       11262.00           11320.00             11527.00
8/17/2007                                                       11529.00           11588.00             11830.00
8/18/2007                                                       11529.00           11588.00             11830.00
8/19/2007                                                       11529.00           11588.00             11830.00
8/20/2007                                                       11557.00           11618.00             11833.00
8/21/2007                                                       11622.00           11683.00             11858.00
8/22/2007                                                       11769.00           11833.00             12010.00
8/23/2007                                                       11735.00           11796.00             11990.00
8/24/2007                                                       11862.00           11928.00             12119.00
8/25/2007                                                       11862.00           11928.00             12119.00
8/26/2007                                                       11862.00           11928.00             12119.00
8/27/2007                                                       11687.00           11749.00             11995.00
8/28/2007                                                       11378.00           11436.00             11676.00
8/29/2007                                                       11653.00           11717.00             11949.00
8/30/2007                                                       11560.00           11621.00             11871.00
8/31/2007                                                       11697.00           11762.00             12018.00
9/1/2007                                                        11697.00           11762.00             12018.00
9/2/2007                                                        11697.00           11762.00             12018.00
9/3/2007                                                        11697.00           11762.00             12018.00
9/4/2007                                                        11800.00           11866.00             12148.00
9/5/2007                                                        11601.00           11663.00             11975.00
9/6/2007                                                        11629.00           11691.00             12031.00
9/7/2007                                                        11430.00           11491.00             11825.00
9/8/2007                                                        11430.00           11491.00             11825.00
9/9/2007                                                        11430.00           11491.00             11825.00
9/10/2007                                                       11364.00           11424.00             11806.00
9/11/2007                                                       11491.00           11555.00             11957.00
9/12/2007                                                       11481.00           11543.00             11950.00
9/13/2007                                                       11574.00           11639.00             12073.00
9/14/2007                                                       11591.00           11654.00             12070.00
9/15/2007                                                       11591.00           11654.00             12070.00
9/16/2007                                                       11591.00           11654.00             12070.00
9/17/2007                                                       11560.00           11624.00             12007.00
9/18/2007                                                       11920.00           11988.00             12397.00
9/19/2007                                                       12009.00           12079.00             12470.00
9/20/2007                                                       11855.00           11922.00             12363.00
9/21/2007                                                       11891.00           11959.00             12423.00
9/22/2007                                                       11891.00           11959.00             12423.00
9/23/2007                                                       11891.00           11959.00             12423.00
9/24/2007                                                       11809.00           11877.00             12341.00
9/25/2007                                                       11771.00           11838.00             12326.00
9/26/2007                                                       11874.00           11944.00             12395.00
9/27/2007                                                       11877.00           11945.00             12444.00
9/28/2007                                                       11812.00           11879.00             12391.00
9/29/2007                                                       11812.00           11879.00             12391.00
9/30/2007                                                       11812.00           11879.00             12391.00
10/1/2007                                                       11940.00           12010.00             12572.00
10/2/2007                                                       11974.00           12044.00             12594.00
10/3/2007                                                       11950.00           12019.00             12545.00
10/4/2007                                                       11978.00           12047.00             12584.00
10/5/2007                                                       12112.00           12186.00             12712.00
10/6/2007                                                       12112.00           12186.00             12712.00
10/7/2007                                                       12112.00           12186.00             12712.00
10/8/2007                                                       12047.00           12118.00             12655.00
10/9/2007                                                       12140.00           12212.00             12745.00
10/10/2007                                                      12095.00           12167.00             12698.00
10/11/2007                                                      12071.00           12143.00             12646.00
10/12/2007                                                      12133.00           12205.00             12687.00
10/13/2007                                                      12133.00           12205.00             12687.00
10/14/2007                                                      12133.00           12205.00             12687.00
10/15/2007                                                      11991.00           12065.00             12570.00
10/16/2007                                                      11857.00           11926.00             12460.00
10/17/2007                                                      11836.00           11907.00             12487.00
10/18/2007                                                      11809.00           11877.00             12454.00
10/19/2007                                                      11529.00           11596.00             12129.00
10/20/2007                                                      11529.00           11596.00             12129.00
10/21/2007                                                      11529.00           11596.00             12129.00
10/22/2007                                                      11577.00           11647.00             12182.00
10/23/2007                                                      11608.00           11678.00             12281.00
10/24/2007                                                      11588.00           11655.00             12234.00
10/25/2007                                                      11605.00           11673.00             12234.00
10/26/2007                                                      11746.00           11817.00             12429.00
10/27/2007                                                      11746.00           11817.00             12429.00
10/28/2007                                                      11746.00           11817.00             12429.00
10/29/2007                                                      11778.00           11850.00             12457.00
10/30/2007                                                      11743.00           11813.00             12376.00
10/31/2007                                                      11888.00           11959.00             12521.00




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (03/01/06)
                                                                     --------   ---------------
RYDEX S&P 500 PURE VALUE ETF......................................      7.79%            10.92%
S&P 500/ CITIGROUP PURE VALUE TOTAL RETURN INDEX..................      8.19%            11.32%
S&P 500 VALUE TOTAL RETURN INDEX..................................     13.55%            14.43%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P 500 Pure Value ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
FORD MOTOR CO.                                                            2.85%
EMBARQ CORP.                                                              1.89%
FEDERAL NATIONAL MORTGAGE ASSOCIATION                                     1.83%
INTEGRYS ENERGY GROUP, INC.                                               1.78%
GENERAL MOTORS CORP.                                                      1.70%
SUPERVALU, INC.                                                           1.56%
VERIZON COMMUNICATIONS, INC.                                              1.42%
DTE ENERGY CO.                                                            1.34%
MOLSON COORS BREWING CO. -- CLASS B                                       1.32%
CONOCOPHILLIPS                                                            1.28%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Utilities                                                     Financials    Consumer Discretionary    Materials    Consumer Staples
21.17                                                              20.15                     15.80        10.30                9.36

Utilities                                                     Telecommunication Services    Industrials    Health Care    Energy
21.17                                                                               8.19           7.21           3.27      3.13

Utilities                                                     Information Technology
21.17                                                                           1.42




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               9                  ANNUAL REPORT

RYDEX S&P 500 PURE GROWTH ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the year ended October 31, 2007, Rydex S&P 500 Pure Growth ETF returned 12.79%. Over the year its benchmark, the S&P 500/Citigroup Pure Growth Total Return Index, turned in a 13.21% return, underperforming its counterpart index, the S&P 500 Growth Total Return Index which saw 15.60% returns.

The beginning of the fiscal year proved to be difficult for this ETF as the markets favored value over growth stocks. However, a shift to growth during the summer helped returns. Compared to the S&P 500/Citigroup Growth benchmark, the pure benchmark's performance benefited by the consumer discretionary and health care sectors but was hurt by information technology. Surprisingly, the two benchmarks performed similarly for the year.

         CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 -- OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                               S&P 500/CITIGROUP
                                                                RYDEX S&P         PURE GROWTH       S&P 500/CITIGROUP
                                                                 500 PURE         TOTAL RETURN         GROWTH TOTAL
                                                              GROWTH ETF(A)         INDEX(B)         RETURN INDEX(C)
                                                              -------------    -----------------    -----------------
3/1/2006                                                         10000.00           10000.00             10000.00
3/2/2006                                                          9991.00            9992.00              9983.00
3/3/2006                                                          9965.00            9966.00              9974.00
3/4/2006                                                          9965.00            9966.00              9974.00
3/5/2006                                                          9965.00            9966.00              9974.00
3/6/2006                                                          9887.00            9889.00              9903.00
3/7/2006                                                          9849.00            9850.00              9887.00
3/8/2006                                                          9875.00            9877.00              9922.00
3/9/2006                                                          9826.00            9826.00              9866.00
3/10/2006                                                         9884.00            9884.00              9931.00
3/11/2006                                                         9884.00            9884.00              9931.00
3/12/2006                                                         9884.00            9884.00              9931.00
3/13/2006                                                         9901.00            9903.00              9948.00
3/14/2006                                                        10017.00           10019.00             10041.00
3/15/2006                                                        10052.00           10055.00             10076.00
3/16/2006                                                        10073.00           10075.00             10086.00
3/17/2006                                                        10084.00           10087.00             10105.00
3/18/2006                                                        10084.00           10087.00             10105.00
3/19/2006                                                        10084.00           10087.00             10105.00
3/20/2006                                                        10058.00           10061.00             10098.00
3/21/2006                                                        10000.00           10002.00             10045.00
3/22/2006                                                        10038.00           10039.00             10094.00
3/23/2006                                                        10035.00           10038.00             10068.00
3/24/2006                                                        10058.00           10061.00             10072.00
3/25/2006                                                        10058.00           10061.00             10072.00
3/26/2006                                                        10058.00           10061.00             10072.00
3/27/2006                                                        10046.00           10048.00             10050.00
3/28/2006                                                        10029.00           10031.00              9991.00
3/29/2006                                                        10119.00           10122.00             10060.00
3/30/2006                                                        10105.00           10107.00             10051.00
3/31/2006                                                        10058.00           10062.00             10002.00
4/1/2006                                                         10058.00           10062.00             10002.00
4/2/2006                                                         10058.00           10062.00             10002.00
4/3/2006                                                         10046.00           10050.00             10012.00
4/4/2006                                                         10110.00           10114.00             10063.00
4/5/2006                                                         10131.00           10134.00             10094.00
4/6/2006                                                         10128.00           10131.00             10078.00
4/7/2006                                                         10038.00           10042.00              9973.00
4/8/2006                                                         10038.00           10042.00              9973.00
4/9/2006                                                         10038.00           10042.00              9973.00
4/10/2006                                                        10038.00           10041.00              9985.00
4/11/2006                                                         9945.00            9949.00              9910.00
4/12/2006                                                         9954.00            9959.00              9913.00
4/13/2006                                                         9956.00            9962.00              9921.00
4/14/2006                                                         9956.00            9962.00              9921.00
4/15/2006                                                         9956.00            9962.00              9921.00
4/16/2006                                                         9956.00            9962.00              9921.00
4/17/2006                                                         9945.00            9949.00              9879.00
4/18/2006                                                        10073.00           10077.00             10029.00
4/19/2006                                                        10108.00           10113.00             10050.00
4/20/2006                                                        10142.00           10149.00             10056.00
4/21/2006                                                        10096.00           10100.00             10047.00
4/22/2006                                                        10096.00           10100.00             10047.00
4/23/2006                                                        10096.00           10100.00             10047.00
4/24/2006                                                        10078.00           10083.00             10021.00
4/25/2006                                                        10012.00           10017.00              9982.00
4/26/2006                                                        10017.00           10023.00             10004.00
4/27/2006                                                         9980.00            9984.00             10028.00
4/28/2006                                                         9974.00            9978.00              9994.00
4/29/2006                                                         9974.00            9978.00              9994.00
4/30/2006                                                         9974.00            9978.00              9994.00
5/1/2006                                                          9924.00            9930.00              9954.00
5/2/2006                                                          9948.00            9953.00              9994.00
5/3/2006                                                          9910.00            9914.00              9940.00
5/4/2006                                                          9924.00            9930.00              9967.00
5/5/2006                                                         10023.00           10028.00             10059.00
5/6/2006                                                         10023.00           10028.00             10059.00
5/7/2006                                                         10023.00           10028.00             10059.00
5/8/2006                                                         10026.00           10031.00             10056.00
5/9/2006                                                          9997.00           10002.00             10048.00
5/10/2006                                                         9988.00            9994.00             10024.00
5/11/2006                                                         9849.00            9854.00              9896.00
5/12/2006                                                         9727.00            9734.00              9799.00
5/13/2006                                                         9727.00            9734.00              9799.00
5/14/2006                                                         9727.00            9734.00              9799.00
5/15/2006                                                         9747.00            9752.00              9845.00
5/16/2006                                                         9724.00            9730.00              9821.00
5/17/2006                                                         9593.00            9598.00              9677.00
5/18/2006                                                         9538.00            9544.00              9621.00
5/19/2006                                                         9573.00            9580.00              9649.00
5/20/2006                                                         9573.00            9580.00              9649.00
5/21/2006                                                         9573.00            9580.00              9649.00
5/22/2006                                                         9524.00            9530.00              9613.00
5/23/2006                                                         9468.00            9475.00              9571.00
5/24/2006                                                         9489.00            9493.00              9606.00
5/25/2006                                                         9590.00            9595.00              9715.00
5/26/2006                                                         9628.00            9636.00              9754.00
5/27/2006                                                         9628.00            9636.00              9754.00
5/28/2006                                                         9628.00            9636.00              9754.00
5/29/2006                                                         9628.00            9636.00              9754.00
5/30/2006                                                         9486.00            9493.00              9598.00
5/31/2006                                                         9567.00            9573.00              9662.00
6/1/2006                                                          9680.00            9688.00              9773.00
6/2/2006                                                          9660.00            9667.00              9781.00
6/3/2006                                                          9660.00            9667.00              9781.00
6/4/2006                                                          9660.00            9667.00              9781.00
6/5/2006                                                          9480.00            9488.00              9611.00
6/6/2006                                                          9451.00            9458.00              9611.00
6/7/2006                                                          9431.00            9437.00              9557.00
6/8/2006                                                          9436.00            9444.00              9580.00
6/9/2006                                                          9402.00            9411.00              9531.00
6/10/2006                                                         9402.00            9411.00              9531.00
6/11/2006                                                         9402.00            9411.00              9531.00
6/12/2006                                                         9265.00            9273.00              9412.00
6/13/2006                                                         9195.00            9204.00              9346.00
6/14/2006                                                         9256.00            9265.00              9413.00
6/15/2006                                                         9468.00            9476.00              9589.00
6/16/2006                                                         9433.00            9441.00              9554.00
6/17/2006                                                         9433.00            9441.00              9554.00
6/18/2006                                                         9433.00            9441.00              9554.00
6/19/2006                                                         9323.00            9331.00              9469.00
6/20/2006                                                         9297.00            9305.00              9463.00
6/21/2006                                                         9413.00            9422.00              9555.00
6/22/2006                                                         9358.00            9368.00              9499.00
6/23/2006                                                         9375.00            9384.00              9492.00
6/24/2006                                                         9375.00            9384.00              9492.00
6/25/2006                                                         9375.00            9384.00              9492.00
6/26/2006                                                         9387.00            9397.00              9525.00
6/27/2006                                                         9288.00            9297.00              9439.00
6/28/2006                                                         9329.00            9338.00              9486.00
6/29/2006                                                         9544.00            9555.00              9686.00
6/30/2006                                                         9553.00            9563.00              9656.00
7/1/2006                                                          9553.00            9563.00              9656.00
7/2/2006                                                          9553.00            9563.00              9656.00
7/3/2006                                                          9585.00            9596.00              9725.00
7/4/2006                                                          9585.00            9596.00              9725.00
7/5/2006                                                          9483.00            9493.00              9652.00
7/6/2006                                                          9494.00            9507.00              9684.00
7/7/2006                                                          9422.00            9435.00              9612.00
7/8/2006                                                          9422.00            9435.00              9612.00
7/9/2006                                                          9422.00            9435.00              9612.00
7/10/2006                                                         9413.00            9425.00              9623.00
7/11/2006                                                         9451.00            9463.00              9656.00
7/12/2006                                                         9338.00            9348.00              9547.00
7/13/2006                                                         9230.00            9241.00              9443.00
7/14/2006                                                         9160.00            9171.00              9395.00
7/15/2006                                                         9160.00            9171.00              9395.00
7/16/2006                                                         9160.00            9171.00              9395.00
7/17/2006                                                         9163.00            9174.00              9390.00
7/18/2006                                                         9143.00            9154.00              9403.00
7/19/2006                                                         9311.00            9324.00              9559.00
7/20/2006                                                         9198.00            9209.00              9480.00
7/21/2006                                                         9099.00            9111.00              9421.00
7/22/2006                                                         9099.00            9111.00              9421.00
7/23/2006                                                         9099.00            9111.00              9421.00
7/24/2006                                                         9288.00            9299.00              9582.00
7/25/2006                                                         9378.00            9390.00              9636.00
7/26/2006                                                         9343.00            9357.00              9626.00
7/27/2006                                                         9279.00            9292.00              9584.00
7/28/2006                                                         9407.00            9420.00              9697.00
7/29/2006                                                         9407.00            9420.00              9697.00
7/30/2006                                                         9407.00            9420.00              9697.00
7/31/2006                                                         9404.00            9419.00              9677.00
8/1/2006                                                          9361.00            9373.00              9630.00
8/2/2006                                                          9436.00            9450.00              9688.00
8/3/2006                                                          9480.00            9494.00              9698.00
8/4/2006                                                          9471.00            9484.00              9692.00
8/5/2006                                                          9471.00            9484.00              9692.00
8/6/2006                                                          9471.00            9484.00              9692.00
8/7/2006                                                          9436.00            9450.00              9673.00
8/8/2006                                                          9416.00            9430.00              9651.00
8/9/2006                                                          9341.00            9356.00              9636.00
8/10/2006                                                         9396.00            9411.00              9686.00
8/11/2006                                                         9341.00            9356.00              9650.00
8/12/2006                                                         9341.00            9356.00              9650.00
8/13/2006                                                         9341.00            9356.00              9650.00
8/14/2006                                                         9329.00            9346.00              9668.00
8/15/2006                                                         9489.00            9505.00              9794.00
8/16/2006                                                         9602.00            9621.00              9876.00
8/17/2006                                                         9643.00            9661.00              9899.00
8/18/2006                                                         9657.00            9677.00              9945.00
8/19/2006                                                         9657.00            9677.00              9945.00
8/20/2006                                                         9657.00            9677.00              9945.00
8/21/2006                                                         9590.00            9607.00              9906.00
8/22/2006                                                         9605.00            9624.00              9916.00
8/23/2006                                                         9547.00            9566.00              9870.00
8/24/2006                                                         9564.00            9584.00              9906.00
8/25/2006                                                         9555.00            9575.00              9906.00
8/26/2006                                                         9555.00            9575.00              9906.00
8/27/2006                                                         9555.00            9575.00              9906.00
8/28/2006                                                         9622.00            9642.00              9961.00
8/29/2006                                                         9672.00            9691.00              9992.00
8/30/2006                                                         9698.00            9718.00             10006.00
8/31/2006                                                         9701.00            9720.00              9992.00
9/1/2006                                                          9753.00            9772.00             10048.00
9/2/2006                                                          9753.00            9772.00             10048.00
9/3/2006                                                          9753.00            9772.00             10048.00
9/4/2006                                                          9753.00            9772.00             10048.00
9/5/2006                                                          9782.00            9801.00             10060.00
9/6/2006                                                          9660.00            9679.00              9957.00
9/7/2006                                                          9614.00            9633.00              9913.00
9/8/2006                                                          9672.00            9691.00              9953.00
9/9/2006                                                          9672.00            9691.00              9953.00
9/10/2006                                                         9672.00            9691.00              9953.00
9/11/2006                                                         9701.00            9722.00              9977.00
9/12/2006                                                         9869.00            9890.00             10090.00
9/13/2006                                                         9907.00            9930.00             10114.00
9/14/2006                                                         9884.00            9907.00             10102.00
9/15/2006                                                         9949.00            9972.00             10143.00
9/16/2006                                                         9949.00            9972.00             10143.00
9/17/2006                                                         9949.00            9972.00             10143.00
9/18/2006                                                         9940.00            9963.00             10150.00
9/19/2006                                                         9902.00            9924.00             10119.00
9/20/2006                                                         9961.00            9982.00             10175.00
9/21/2006                                                         9894.00            9915.00             10124.00
9/22/2006                                                         9841.00            9862.00             10085.00
9/23/2006                                                         9841.00            9862.00             10085.00
9/24/2006                                                         9841.00            9862.00             10085.00
9/25/2006                                                         9940.00            9963.00             10168.00
9/26/2006                                                         9992.00           10016.00             10242.00
9/27/2006                                                         9984.00           10007.00             10256.00
9/28/2006                                                         9995.00           10018.00             10274.00
9/29/2006                                                         9963.00            9988.00             10241.00
9/30/2006                                                         9963.00            9988.00             10241.00
10/1/2006                                                         9963.00            9988.00             10241.00
10/2/2006                                                         9908.00            9933.00             10192.00
10/3/2006                                                         9897.00            9920.00             10205.00
10/4/2006                                                        10083.00           10108.00             10350.00
10/5/2006                                                        10135.00           10160.00             10378.00
10/6/2006                                                        10094.00           10119.00             10354.00
10/7/2006                                                        10094.00           10119.00             10354.00
10/8/2006                                                        10094.00           10119.00             10354.00
10/9/2006                                                        10132.00           10157.00             10352.00
10/10/2006                                                       10138.00           10164.00             10369.00
10/11/2006                                                       10094.00           10118.00             10335.00
10/12/2006                                                       10202.00           10229.00             10432.00
10/13/2006                                                       10190.00           10217.00             10439.00
10/14/2006                                                       10190.00           10217.00             10439.00
10/15/2006                                                       10190.00           10217.00             10439.00
10/16/2006                                                       10234.00           10259.00             10473.00
10/17/2006                                                       10176.00           10201.00             10434.00
10/18/2006                                                       10173.00           10199.00             10462.00
10/19/2006                                                       10173.00           10198.00             10473.00
10/20/2006                                                       10158.00           10185.00             10500.00
10/21/2006                                                       10158.00           10185.00             10500.00
10/22/2006                                                       10158.00           10185.00             10500.00
10/23/2006                                                       10219.00           10246.00             10565.00
10/24/2006                                                       10263.00           10289.00             10554.00
10/25/2006                                                       10277.00           10306.00             10597.00
10/26/2006                                                       10347.00           10376.00             10648.00
10/27/2006                                                       10242.00           10271.00             10555.00
10/28/2006                                                       10242.00           10271.00             10555.00
10/29/2006                                                       10242.00           10271.00             10555.00
10/30/2006                                                       10263.00           10291.00             10563.00
10/31/2006                                                       10277.00           10305.00             10567.00
11/1/2006                                                        10155.00           10184.00             10490.00
11/2/2006                                                        10158.00           10185.00             10494.00
11/3/2006                                                        10126.00           10153.00             10474.00
11/4/2006                                                        10126.00           10153.00             10474.00
11/5/2006                                                        10126.00           10153.00             10474.00
11/6/2006                                                        10263.00           10290.00             10596.00
11/7/2006                                                        10274.00           10302.00             10621.00
11/8/2006                                                        10277.00           10307.00             10631.00
11/9/2006                                                        10219.00           10248.00             10568.00
11/10/2006                                                       10257.00           10285.00             10582.00
11/11/2006                                                       10257.00           10285.00             10582.00
11/12/2006                                                       10257.00           10285.00             10582.00
11/13/2006                                                       10295.00           10324.00             10609.00
11/14/2006                                                       10397.00           10427.00             10692.00
11/15/2006                                                       10472.00           10502.00             10737.00
11/16/2006                                                       10496.00           10527.00             10759.00
11/17/2006                                                       10487.00           10519.00             10779.00
11/18/2006                                                       10487.00           10519.00             10779.00
11/19/2006                                                       10487.00           10519.00             10779.00
11/20/2006                                                       10446.00           10478.00             10764.00
11/21/2006                                                       10487.00           10517.00             10789.00
11/22/2006                                                       10542.00           10575.00             10825.00
11/23/2006                                                       10542.00           10575.00             10825.00
11/24/2006                                                       10501.00           10532.00             10777.00
11/25/2006                                                       10501.00           10532.00             10777.00
11/26/2006                                                       10501.00           10532.00             10777.00
11/27/2006                                                       10324.00           10354.00             10628.00
11/28/2006                                                       10356.00           10388.00             10679.00
11/29/2006                                                       10452.00           10483.00             10773.00
11/30/2006                                                       10484.00           10517.00             10779.00
12/1/2006                                                        10440.00           10471.00             10752.00
12/2/2006                                                        10440.00           10471.00             10752.00
12/3/2006                                                        10440.00           10471.00             10752.00
12/4/2006                                                        10554.00           10586.00             10826.00
12/5/2006                                                        10606.00           10638.00             10863.00
12/6/2006                                                        10603.00           10637.00             10843.00
12/7/2006                                                        10542.00           10574.00             10792.00
12/8/2006                                                        10545.00           10577.00             10806.00
12/9/2006                                                        10545.00           10577.00             10806.00
12/10/2006                                                       10545.00           10577.00             10806.00
12/11/2006                                                       10557.00           10590.00             10819.00
12/12/2006                                                       10522.00           10553.00             10804.00
12/13/2006                                                       10530.00           10564.00             10822.00
12/14/2006                                                       10615.00           10647.00             10923.00
12/15/2006                                                       10600.00           10635.00             10930.00
12/16/2006                                                       10600.00           10635.00             10930.00
12/17/2006                                                       10600.00           10635.00             10930.00
12/18/2006                                                       10528.00           10561.00             10872.00
12/19/2006                                                       10560.00           10595.00             10908.00
12/20/2006                                                       10539.00           10573.00             10872.00
12/21/2006                                                       10501.00           10535.00             10830.00
12/22/2006                                                       10455.00           10489.00             10772.00
12/23/2006                                                       10455.00           10489.00             10772.00
12/24/2006                                                       10455.00           10489.00             10772.00
12/25/2006                                                       10455.00           10489.00             10772.00
12/26/2006                                                       10472.00           10506.00             10809.00
12/27/2006                                                       10528.00           10562.00             10877.00
12/28/2006                                                       10504.00           10541.00             10868.00
12/29/2006                                                       10452.00           10487.00             10820.00
12/30/2006                                                       10452.00           10487.00             10820.00
12/31/2006                                                       10452.00           10487.00             10820.00
1/1/2007                                                         10452.00           10487.00             10820.00
1/2/2007                                                         10452.00           10487.00             10820.00
1/3/2007                                                         10405.00           10441.00             10799.00
1/4/2007                                                         10458.00           10494.00             10832.00
1/5/2007                                                         10408.00           10445.00             10788.00
1/6/2007                                                         10408.00           10445.00             10788.00
1/7/2007                                                         10408.00           10445.00             10788.00
1/8/2007                                                         10440.00           10477.00             10810.00
1/9/2007                                                         10446.00           10481.00             10809.00
1/10/2007                                                        10467.00           10503.00             10827.00
1/11/2007                                                        10554.00           10590.00             10903.00
1/12/2007                                                        10604.00           10640.00             10967.00
1/13/2007                                                        10604.00           10640.00             10967.00
1/14/2007                                                        10604.00           10640.00             10967.00
1/15/2007                                                        10604.00           10640.00             10967.00
1/16/2007                                                        10589.00           10628.00             10956.00
1/17/2007                                                        10606.00           10644.00             10959.00
1/18/2007                                                        10554.00           10592.00             10907.00
1/19/2007                                                        10601.00           10637.00             10944.00
1/20/2007                                                        10601.00           10637.00             10944.00
1/21/2007                                                        10601.00           10637.00             10944.00
1/22/2007                                                        10542.00           10582.00             10868.00
1/23/2007                                                        10598.00           10635.00             10902.00
1/24/2007                                                        10676.00           10716.00             10993.00
1/25/2007                                                        10571.00           10611.00             10868.00
1/26/2007                                                        10557.00           10595.00             10843.00
1/27/2007                                                        10557.00           10595.00             10843.00
1/28/2007                                                        10557.00           10595.00             10843.00
1/29/2007                                                        10566.00           10605.00             10836.00
1/30/2007                                                        10639.00           10678.00             10892.00
1/31/2007                                                        10714.00           10755.00             10955.00
2/1/2007                                                         10787.00           10826.00             11016.00
2/2/2007                                                         10808.00           10847.00             11034.00
2/3/2007                                                         10808.00           10847.00             11034.00
2/4/2007                                                         10808.00           10847.00             11034.00
2/5/2007                                                         10778.00           10819.00             11015.00
2/6/2007                                                         10802.00           10843.00             11014.00
2/7/2007                                                         10843.00           10884.00             11036.00
2/8/2007                                                         10848.00           10889.00             11032.00
2/9/2007                                                         10767.00           10807.00             10955.00
2/10/2007                                                        10767.00           10807.00             10955.00
2/11/2007                                                        10767.00           10807.00             10955.00
2/12/2007                                                        10723.00           10765.00             10911.00
2/13/2007                                                        10787.00           10828.00             10975.00
2/14/2007                                                        10883.00           10924.00             11063.00
2/15/2007                                                        10930.00           10971.00             11087.00
2/16/2007                                                        10924.00           10966.00             11074.00
2/17/2007                                                        10924.00           10966.00             11074.00
2/18/2007                                                        10924.00           10966.00             11074.00
2/19/2007                                                        10924.00           10966.00             11074.00
2/20/2007                                                        10980.00           11021.00             11104.00
2/21/2007                                                        10959.00           11002.00             11090.00
2/22/2007                                                        10950.00           10993.00             11090.00
2/23/2007                                                        10930.00           10974.00             11061.00
2/24/2007                                                        10930.00           10974.00             11061.00
2/25/2007                                                        10930.00           10974.00             11061.00
2/26/2007                                                        10889.00           10931.00             11035.00
2/27/2007                                                        10545.00           10588.00             10655.00
2/28/2007                                                        10604.00           10646.00             10710.00
3/1/2007                                                         10563.00           10605.00             10672.00
3/2/2007                                                         10434.00           10477.00             10561.00
3/3/2007                                                         10434.00           10477.00             10561.00
3/4/2007                                                         10434.00           10477.00             10561.00
3/5/2007                                                         10335.00           10377.00             10485.00
3/6/2007                                                         10496.00           10538.00             10637.00
3/7/2007                                                         10481.00           10523.00             10621.00
3/8/2007                                                         10557.00           10600.00             10684.00
3/9/2007                                                         10563.00           10604.00             10680.00
3/10/2007                                                        10563.00           10604.00             10680.00
3/11/2007                                                        10563.00           10604.00             10680.00
3/12/2007                                                        10566.00           10609.00             10700.00
3/13/2007                                                        10353.00           10396.00             10503.00
3/14/2007                                                        10437.00           10479.00             10583.00
3/15/2007                                                        10481.00           10523.00             10606.00
3/16/2007                                                        10442.00           10484.00             10568.00
3/17/2007                                                        10442.00           10484.00             10568.00
3/18/2007                                                        10442.00           10484.00             10568.00
3/19/2007                                                        10547.00           10590.00             10680.00
3/20/2007                                                        10614.00           10658.00             10742.00
3/21/2007                                                        10777.00           10823.00             10914.00
3/22/2007                                                        10774.00           10820.00             10924.00
3/23/2007                                                        10780.00           10828.00             10927.00
3/24/2007                                                        10780.00           10828.00             10927.00
3/25/2007                                                        10780.00           10828.00             10927.00
3/26/2007                                                        10786.00           10833.00             10944.00
3/27/2007                                                        10725.00           10772.00             10874.00
3/28/2007                                                        10640.00           10687.00             10796.00
3/29/2007                                                        10658.00           10703.00             10825.00
3/30/2007                                                        10652.00           10699.00             10810.00
3/31/2007                                                        10652.00           10699.00             10810.00
4/1/2007                                                         10652.00           10699.00             10810.00
4/2/2007                                                         10707.00           10754.00             10848.00
4/3/2007                                                         10815.00           10864.00             10955.00
4/4/2007                                                         10833.00           10880.00             10986.00
4/5/2007                                                         10882.00           10933.00             11021.00
4/6/2007                                                         10882.00           10933.00             11021.00
4/7/2007                                                         10882.00           10933.00             11021.00
4/8/2007                                                         10882.00           10933.00             11021.00
4/9/2007                                                         10877.00           10926.00             11021.00
4/10/2007                                                        10903.00           10951.00             11049.00
4/11/2007                                                        10836.00           10885.00             10978.00
4/12/2007                                                        10935.00           10985.00             11064.00
4/13/2007                                                        10964.00           11016.00             11099.00
4/14/2007                                                        10964.00           11016.00             11099.00
4/15/2007                                                        10964.00           11016.00             11099.00
4/16/2007                                                        11101.00           11152.00             11212.00
4/17/2007                                                        11122.00           11175.00             11256.00
4/18/2007                                                        11087.00           11139.00             11233.00
4/19/2007                                                        11052.00           11104.00             11213.00
4/20/2007                                                        11148.00           11201.00             11324.00
4/21/2007                                                        11148.00           11201.00             11324.00
4/22/2007                                                        11148.00           11201.00             11324.00
4/23/2007                                                        11133.00           11187.00             11296.00
4/24/2007                                                        11124.00           11178.00             11295.00
4/25/2007                                                        11250.00           11304.00             11406.00
4/26/2007                                                        11270.00           11325.00             11408.00
4/27/2007                                                        11244.00           11299.00             11411.00
4/28/2007                                                        11244.00           11299.00             11411.00
4/29/2007                                                        11244.00           11299.00             11411.00
4/30/2007                                                        11124.00           11177.00             11315.00
5/1/2007                                                         11148.00           11202.00             11347.00
5/2/2007                                                         11212.00           11267.00             11419.00
5/3/2007                                                         11247.00           11302.00             11465.00
5/4/2007                                                         11259.00           11315.00             11481.00
5/5/2007                                                         11259.00           11315.00             11481.00
5/6/2007                                                         11259.00           11315.00             11481.00
5/7/2007                                                         11264.00           11321.00             11501.00
5/8/2007                                                         11264.00           11319.00             11497.00
5/9/2007                                                         11314.00           11370.00             11520.00
5/10/2007                                                        11145.00           11200.00             11357.00
5/11/2007                                                        11229.00           11284.00             11466.00
5/12/2007                                                        11229.00           11284.00             11466.00
5/13/2007                                                        11229.00           11284.00             11466.00
5/14/2007                                                        11192.00           11246.00             11441.00
5/15/2007                                                        11139.00           11193.00             11408.00
5/16/2007                                                        11232.00           11289.00             11510.00
5/17/2007                                                        11221.00           11277.00             11500.00
5/18/2007                                                        11329.00           11386.00             11592.00
5/19/2007                                                        11329.00           11386.00             11592.00
5/20/2007                                                        11329.00           11386.00             11592.00
5/21/2007                                                        11358.00           11415.00             11607.00
5/22/2007                                                        11361.00           11418.00             11595.00
5/23/2007                                                        11343.00           11402.00             11579.00
5/24/2007                                                        11235.00           11291.00             11474.00
5/25/2007                                                        11282.00           11340.00             11539.00
5/26/2007                                                        11282.00           11340.00             11539.00
5/27/2007                                                        11282.00           11340.00             11539.00
5/28/2007                                                        11282.00           11340.00             11539.00
5/29/2007                                                        11302.00           11361.00             11558.00
5/30/2007                                                        11396.00           11453.00             11656.00
5/31/2007                                                        11422.00           11481.00             11670.00
6/1/2007                                                         11448.00           11508.00             11719.00
6/2/2007                                                         11448.00           11508.00             11719.00
6/3/2007                                                         11448.00           11508.00             11719.00
6/4/2007                                                         11512.00           11572.00             11759.00
6/5/2007                                                         11463.00           11523.00             11712.00
6/6/2007                                                         11358.00           11418.00             11609.00
6/7/2007                                                         11174.00           11233.00             11411.00
6/8/2007                                                         11294.00           11354.00             11530.00
6/9/2007                                                         11294.00           11354.00             11530.00
6/10/2007                                                        11294.00           11354.00             11530.00
6/11/2007                                                        11297.00           11357.00             11532.00
6/12/2007                                                        11197.00           11255.00             11423.00
6/13/2007                                                        11346.00           11407.00             11579.00
6/14/2007                                                        11396.00           11456.00             11644.00
6/15/2007                                                        11458.00           11518.00             11725.00
6/16/2007                                                        11458.00           11518.00             11725.00
6/17/2007                                                        11458.00           11518.00             11725.00
6/18/2007                                                        11446.00           11507.00             11719.00
6/19/2007                                                        11438.00           11499.00             11721.00
6/20/2007                                                        11303.00           11364.00             11575.00
6/21/2007                                                        11365.00           11425.00             11652.00
6/22/2007                                                        11248.00           11308.00             11506.00
6/23/2007                                                        11248.00           11308.00             11506.00
6/24/2007                                                        11248.00           11308.00             11506.00
6/25/2007                                                        11181.00           11241.00             11473.00
6/26/2007                                                        11149.00           11207.00             11445.00
6/27/2007                                                        11266.00           11325.00             11545.00
6/28/2007                                                        11257.00           11318.00             11542.00
6/29/2007                                                        11260.00           11319.00             11526.00
6/30/2007                                                        11260.00           11319.00             11526.00
7/1/2007                                                         11260.00           11319.00             11526.00
7/2/2007                                                         11342.00           11403.00             11627.00
7/3/2007                                                         11362.00           11424.00             11668.00
7/4/2007                                                         11362.00           11424.00             11668.00
7/5/2007                                                         11400.00           11461.00             11695.00
7/6/2007                                                         11476.00           11539.00             11753.00
7/7/2007                                                         11476.00           11539.00             11753.00
7/8/2007                                                         11476.00           11539.00             11753.00
7/9/2007                                                         11473.00           11536.00             11770.00
7/10/2007                                                        11333.00           11394.00             11628.00
7/11/2007                                                        11388.00           11452.00             11689.00
7/12/2007                                                        11555.00           11620.00             11899.00
7/13/2007                                                        11561.00           11626.00             11929.00
7/14/2007                                                        11561.00           11626.00             11929.00
7/15/2007                                                        11561.00           11626.00             11929.00
7/16/2007                                                        11511.00           11575.00             11910.00
7/17/2007                                                        11514.00           11578.00             11906.00
7/18/2007                                                        11523.00           11588.00             11911.00
7/19/2007                                                        11567.00           11632.00             11981.00
7/20/2007                                                        11441.00           11506.00             11855.00
7/21/2007                                                        11441.00           11506.00             11855.00
7/22/2007                                                        11441.00           11506.00             11855.00
7/23/2007                                                        11450.00           11514.00             11913.00
7/24/2007                                                        11263.00           11327.00             11703.00
7/25/2007                                                        11327.00           11391.00             11769.00
7/26/2007                                                        11061.00           11125.00             11510.00
7/27/2007                                                        10891.00           10953.00             11327.00
7/28/2007                                                        10891.00           10953.00             11327.00
7/29/2007                                                        10891.00           10953.00             11327.00
7/30/2007                                                        10973.00           11037.00             11426.00
7/31/2007                                                        10804.00           10867.00             11270.00
8/1/2007                                                         10868.00           10932.00             11358.00
8/2/2007                                                         10941.00           11005.00             11407.00
8/3/2007                                                         10684.00           10745.00             11137.00
8/4/2007                                                         10684.00           10745.00             11137.00
8/5/2007                                                         10684.00           10745.00             11137.00
8/6/2007                                                         10906.00           10970.00             11380.00
8/7/2007                                                         10970.00           11037.00             11448.00
8/8/2007                                                         11090.00           11155.00             11630.00
8/9/2007                                                         10807.00           10869.00             11322.00
8/10/2007                                                        10827.00           10892.00             11326.00
8/11/2007                                                        10827.00           10892.00             11326.00
8/12/2007                                                        10827.00           10892.00             11326.00
8/13/2007                                                        10795.00           10858.00             11296.00
8/14/2007                                                        10608.00           10669.00             11112.00
8/15/2007                                                        10444.00           10505.00             10965.00
8/16/2007                                                        10397.00           10460.00             10936.00
8/17/2007                                                        10631.00           10696.00             11186.00
8/18/2007                                                        10631.00           10696.00             11186.00
8/19/2007                                                        10631.00           10696.00             11186.00
8/20/2007                                                        10620.00           10682.00             11176.00
8/21/2007                                                        10658.00           10720.00             11177.00
8/22/2007                                                        10763.00           10829.00             11296.00
8/23/2007                                                        10734.00           10799.00             11291.00
8/24/2007                                                        10853.00           10920.00             11433.00
8/25/2007                                                        10853.00           10920.00             11433.00
8/26/2007                                                        10853.00           10920.00             11433.00
8/27/2007                                                        10754.00           10820.00             11357.00
8/28/2007                                                        10526.00           10589.00             11127.00
8/29/2007                                                        10739.00           10805.00             11360.00
8/30/2007                                                        10731.00           10798.00             11342.00
8/31/2007                                                        10845.00           10912.00             11456.00
9/1/2007                                                         10845.00           10912.00             11456.00
9/2/2007                                                         10845.00           10912.00             11456.00
9/3/2007                                                         10845.00           10912.00             11456.00
9/4/2007                                                         10953.00           11020.00             11572.00
9/5/2007                                                         10877.00           10946.00             11483.00
9/6/2007                                                         10944.00           11011.00             11531.00
9/7/2007                                                         10751.00           10817.00             11339.00
9/8/2007                                                         10751.00           10817.00             11339.00
9/9/2007                                                         10751.00           10817.00             11339.00
9/10/2007                                                        10713.00           10779.00             11329.00
9/11/2007                                                        10883.00           10951.00             11493.00
9/12/2007                                                        10894.00           10963.00             11507.00
9/13/2007                                                        10950.00           11018.00             11583.00
9/14/2007                                                        10988.00           11058.00             11592.00
9/15/2007                                                        10988.00           11058.00             11592.00
9/16/2007                                                        10988.00           11058.00             11592.00
9/17/2007                                                        10897.00           10967.00             11533.00
9/18/2007                                                        11204.00           11277.00             11832.00
9/19/2007                                                        11295.00           11367.00             11906.00
9/20/2007                                                        11210.00           11283.00             11855.00
9/21/2007                                                        11238.00           11313.00             11906.00
9/22/2007                                                        11238.00           11313.00             11906.00
9/23/2007                                                        11238.00           11313.00             11906.00
9/24/2007                                                        11183.00           11254.00             11861.00
9/25/2007                                                        11197.00           11270.00             11867.00
9/26/2007                                                        11270.00           11345.00             11934.00
9/27/2007                                                        11323.00           11398.00             11980.00
9/28/2007                                                        11306.00           11379.00             11960.00
9/29/2007                                                        11306.00           11379.00             11960.00
9/30/2007                                                        11306.00           11379.00             11960.00
10/1/2007                                                        11440.00           11516.00             12103.00
10/2/2007                                                        11437.00           11514.00             12075.00
10/3/2007                                                        11423.00           11498.00             12017.00
10/4/2007                                                        11429.00           11504.00             12030.00
10/5/2007                                                        11566.00           11644.00             12145.00
10/6/2007                                                        11566.00           11644.00             12145.00
10/7/2007                                                        11566.00           11644.00             12145.00
10/8/2007                                                        11537.00           11615.00             12121.00
10/9/2007                                                        11625.00           11704.00             12232.00
10/10/2007                                                       11636.00           11716.00             12238.00
10/11/2007                                                       11534.00           11613.00             12163.00
10/12/2007                                                       11634.00           11713.00             12239.00
10/13/2007                                                       11634.00           11713.00             12239.00
10/14/2007                                                       11634.00           11713.00             12239.00
10/15/2007                                                       11516.00           11595.00             12147.00
10/16/2007                                                       11455.00           11533.00             12095.00
10/17/2007                                                       11484.00           11562.00             12113.00
10/18/2007                                                       11505.00           11583.00             12128.00
10/19/2007                                                       11218.00           11294.00             11823.00
10/20/2007                                                       11218.00           11294.00             11823.00
10/21/2007                                                       11218.00           11294.00             11823.00
10/22/2007                                                       11288.00           11363.00             11861.00
10/23/2007                                                       11396.00           11473.00             11974.00
10/24/2007                                                       11332.00           11409.00             11962.00
10/25/2007                                                       11329.00           11405.00             11939.00
10/26/2007                                                       11429.00           11507.00             12078.00
10/27/2007                                                       11429.00           11507.00             12078.00
10/28/2007                                                       11429.00           11507.00             12078.00
10/29/2007                                                       11478.00           11558.00             12143.00
10/30/2007                                                       11431.00           11511.00             12066.00
10/31/2007                                                       11593.00           11668.00             12215.00




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (03/01/06)
                                                                     --------   ---------------
RYDEX S&P 500 PURE GROWTH ETF.....................................     12.79%             9.26%
S&P 500/ CITIGROUP PURE GROWTH TOTAL RETURN INDEX.................     13.21%             9.68%
S&P 500 GROWTH TOTAL RETURN INDEX.................................     15.60%            12.74%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P 500 Pure Growth ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

         DESCRIPTION                                                % OF NET ASSETS
------------------------------------------------------------------------------------
AMAZON.COM, INC.                                                          2.56%
APOLLO GROUP, INC. -- CLASS A                                             1.96%
EXPRESS SCRIPTS, INC.                                                     1.82%
GOOGLE, INC. -- CLASS A                                                   1.70%
XTO ENERGY, INC.                                                          1.53%
HOSPIRA, INC.                                                             1.39%
GILEAD SCIENCES, INC.                                                     1.37%
APACHE CORP.                                                              1.35%
COVENTRY HEALTH CARE, INC.                                                1.22%
DEVON ENERGY CORP.                                                        1.11%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Health Care                                                   Consumer Discretionary    Information Technology    Energy
21.97                                                                          19.76                     19.10     10.95

Health Care                                                   Consumer Staples    Industrials    Financials    Materials
21.97                                                                     9.42           7.10          6.67         4.16

Health Care                                                   Utilities
21.97                                                              0.87




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               11                 ANNUAL REPORT

RYDEX S&P MIDCAP 400 PURE VALUE ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the year ended October 31, 2007, Rydex S&P MidCap 400 Pure Value ETF returned 9.94%. Over the year its benchmark, the S&P 400/Citigroup Pure Value Total Return Index, enjoyed a 10.32% return, underperforming its counterpart index, the S&P MidCap 400 Value Total Return Index, which had a return of 12.96%.

This fund experienced very positive performance as it was exposed to two of the best areas of the market until early summer (mid-cap and value stocks). However the second half of the year was not as positive, as growth stocks came into favor over value and returns for this ETF began to drag. Compared to the S&P 400/Citigroup Value Index, the pure benchmark benefited from the utilities sector and was hurt by exposure to the Industrials sector.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                               RYDEX S&P        S&P MIDCAP             S&P MIDCAP
                                                              MIDCAP 400    400/CITIGROUP PURE    400/CITIGROUP VALUE
                                                              PURE VALUE        VALUE TOTAL           TOTAL RETURN
                                                                ETF(A)        RETURN INDEX(B)           INDEX(C)
                                                              ----------    ------------------    -------------------
3/1/2006                                                       10000.00          10000.00               10000.00
3/2/2006                                                        9902.00           9903.00                9971.00
3/3/2006                                                        9860.00           9864.00                9945.00
3/4/2006                                                        9860.00           9864.00                9945.00
3/5/2006                                                        9860.00           9864.00                9945.00
3/6/2006                                                        9778.00           9781.00                9867.00
3/7/2006                                                        9702.00           9703.00                9763.00
3/8/2006                                                        9708.00           9710.00                9775.00
3/9/2006                                                        9715.00           9716.00                9750.00
3/10/2006                                                       9794.00           9797.00                9820.00
3/11/2006                                                       9794.00           9797.00                9820.00
3/12/2006                                                       9794.00           9797.00                9820.00
3/13/2006                                                       9813.00           9815.00                9848.00
3/14/2006                                                       9895.00           9899.00                9946.00
3/15/2006                                                       9962.00           9966.00               10029.00
3/16/2006                                                       9949.00           9954.00               10038.00
3/17/2006                                                       9968.00           9973.00               10064.00
3/18/2006                                                       9968.00           9973.00               10064.00
3/19/2006                                                       9968.00           9973.00               10064.00
3/20/2006                                                       9952.00           9956.00               10027.00
3/21/2006                                                       9864.00           9867.00                9940.00
3/22/2006                                                       9952.00           9955.00               10017.00
3/23/2006                                                       9911.00           9914.00               10014.00
3/24/2006                                                       9959.00           9962.00               10058.00
3/25/2006                                                       9959.00           9962.00               10058.00
3/26/2006                                                       9959.00           9962.00               10058.00
3/27/2006                                                       9975.00           9980.00               10056.00
3/28/2006                                                       9902.00           9907.00               10016.00
3/29/2006                                                      10032.00          10037.00               10130.00
3/30/2006                                                      10006.00          10010.00               10120.00
3/31/2006                                                       9997.00          10003.00               10127.00
4/1/2006                                                        9997.00          10003.00               10127.00
4/2/2006                                                        9997.00          10003.00               10127.00
4/3/2006                                                       10029.00          10034.00               10138.00
4/4/2006                                                       10060.00          10065.00               10165.00
4/5/2006                                                       10117.00          10124.00               10235.00
4/6/2006                                                       10095.00          10101.00               10238.00
4/7/2006                                                        9984.00           9990.00               10136.00
4/8/2006                                                        9984.00           9990.00               10136.00
4/9/2006                                                        9984.00           9990.00               10136.00
4/10/2006                                                       9943.00           9947.00               10100.00
4/11/2006                                                       9822.00           9829.00                9992.00
4/12/2006                                                       9879.00           9884.00               10033.00
4/13/2006                                                       9860.00           9867.00               10030.00
4/14/2006                                                       9860.00           9867.00               10030.00
4/15/2006                                                       9860.00           9867.00               10030.00
4/16/2006                                                       9860.00           9867.00               10030.00
4/17/2006                                                       9851.00           9856.00               10029.00
4/18/2006                                                      10079.00          10085.00               10264.00
4/19/2006                                                      10146.00          10152.00               10358.00
4/20/2006                                                      10206.00          10214.00               10362.00
4/21/2006                                                      10200.00          10207.00               10363.00
4/22/2006                                                      10200.00          10207.00               10363.00
4/23/2006                                                      10200.00          10207.00               10363.00
4/24/2006                                                      10165.00          10171.00               10334.00
4/25/2006                                                      10181.00          10189.00               10313.00
4/26/2006                                                      10187.00          10194.00               10296.00
4/27/2006                                                      10184.00          10191.00               10315.00
4/28/2006                                                      10181.00          10188.00               10340.00
4/29/2006                                                      10181.00          10188.00               10340.00
4/30/2006                                                      10181.00          10188.00               10340.00
5/1/2006                                                       10149.00          10157.00               10325.00
5/2/2006                                                       10197.00          10206.00               10371.00
5/3/2006                                                       10222.00          10231.00               10366.00
5/4/2006                                                       10308.00          10319.00               10438.00
5/5/2006                                                       10406.00          10415.00               10531.00
5/6/2006                                                       10406.00          10415.00               10531.00
5/7/2006                                                       10406.00          10415.00               10531.00
5/8/2006                                                       10422.00          10432.00               10548.00
5/9/2006                                                       10403.00          10412.00               10531.00
5/10/2006                                                      10365.00          10374.00               10508.00
5/11/2006                                                      10203.00          10213.00               10361.00
5/12/2006                                                      10003.00          10011.00               10186.00
5/13/2006                                                      10003.00          10011.00               10186.00
5/14/2006                                                      10003.00          10011.00               10186.00
5/15/2006                                                      10013.00          10020.00               10138.00
5/16/2006                                                       9978.00           9985.00               10104.00
5/17/2006                                                       9797.00           9804.00                9928.00
5/18/2006                                                       9740.00           9748.00                9834.00
5/19/2006                                                       9791.00           9798.00                9861.00
5/20/2006                                                       9791.00           9798.00                9861.00
5/21/2006                                                       9791.00           9798.00                9861.00
5/22/2006                                                       9778.00           9786.00                9790.00
5/23/2006                                                       9683.00           9691.00                9739.00
5/24/2006                                                       9746.00           9755.00                9745.00
5/25/2006                                                       9883.00           9890.00                9879.00
5/26/2006                                                       9940.00           9950.00                9944.00
5/27/2006                                                       9940.00           9950.00                9944.00
5/28/2006                                                       9940.00           9950.00                9944.00
5/29/2006                                                       9940.00           9950.00                9944.00
5/30/2006                                                       9749.00           9758.00                9785.00
5/31/2006                                                       9886.00           9894.00                9926.00
6/1/2006                                                       10051.00          10062.00               10077.00
6/2/2006                                                       10070.00          10081.00               10114.00
6/3/2006                                                       10070.00          10081.00               10114.00
6/4/2006                                                       10070.00          10081.00               10114.00
6/5/2006                                                        9854.00           9864.00                9880.00
6/6/2006                                                        9860.00           9869.00                9828.00
6/7/2006                                                        9791.00           9801.00                9744.00
6/8/2006                                                        9759.00           9768.00                9700.00
6/9/2006                                                        9772.00           9783.00                9687.00
6/10/2006                                                       9772.00           9783.00                9687.00
6/11/2006                                                       9772.00           9783.00                9687.00
6/12/2006                                                       9610.00           9619.00                9491.00
6/13/2006                                                       9474.00           9483.00                9343.00
6/14/2006                                                       9502.00           9510.00                9368.00
6/15/2006                                                       9768.00           9778.00                9660.00
6/16/2006                                                       9715.00           9724.00                9609.00
6/17/2006                                                       9715.00           9724.00                9609.00
6/18/2006                                                       9715.00           9724.00                9609.00
6/19/2006                                                       9591.00           9600.00                9466.00
6/20/2006                                                       9591.00           9602.00                9440.00
6/21/2006                                                       9737.00           9749.00                9600.00
6/22/2006                                                       9664.00           9674.00                9539.00
6/23/2006                                                       9718.00           9730.00                9586.00
6/24/2006                                                       9718.00           9730.00                9586.00
6/25/2006                                                       9718.00           9730.00                9586.00
6/26/2006                                                       9800.00           9812.00                9654.00
6/27/2006                                                       9692.00           9704.00                9561.00
6/28/2006                                                       9730.00           9742.00                9587.00
6/29/2006                                                      10006.00          10020.00                9863.00
6/30/2006                                                      10067.00          10080.00                9923.00
7/1/2006                                                       10067.00          10080.00                9923.00
7/2/2006                                                       10067.00          10080.00                9923.00
7/3/2006                                                       10121.00          10134.00                9991.00
7/4/2006                                                       10121.00          10134.00                9991.00
7/5/2006                                                       10022.00          10035.00                9853.00
7/6/2006                                                       10025.00          10037.00                9876.00
7/7/2006                                                        9981.00           9994.00                9800.00
7/8/2006                                                        9981.00           9994.00                9800.00
7/9/2006                                                        9981.00           9994.00                9800.00
7/10/2006                                                      10016.00          10029.00                9809.00
7/11/2006                                                      10089.00          10102.00                9852.00
7/12/2006                                                       9965.00           9979.00                9737.00
7/13/2006                                                       9787.00           9799.00                9566.00
7/14/2006                                                       9724.00           9737.00                9501.00
7/15/2006                                                       9724.00           9737.00                9501.00
7/16/2006                                                       9724.00           9737.00                9501.00
7/17/2006                                                       9696.00           9707.00                9439.00
7/18/2006                                                       9724.00           9736.00                9450.00
7/19/2006                                                       9902.00           9916.00                9667.00
7/20/2006                                                       9749.00           9761.00                9465.00
7/21/2006                                                       9664.00           9677.00                9335.00
7/22/2006                                                       9664.00           9677.00                9335.00
7/23/2006                                                       9664.00           9677.00                9335.00
7/24/2006                                                       9851.00           9865.00                9517.00
7/25/2006                                                       9914.00           9928.00                9619.00
7/26/2006                                                       9895.00           9909.00                9620.00
7/27/2006                                                       9800.00           9816.00                9539.00
7/28/2006                                                       9933.00           9950.00                9693.00
7/29/2006                                                       9933.00           9950.00                9693.00
7/30/2006                                                       9933.00           9950.00                9693.00
7/31/2006                                                       9911.00           9926.00                9701.00
8/1/2006                                                        9860.00           9874.00                9643.00
8/2/2006                                                        9905.00           9919.00                9691.00
8/3/2006                                                        9968.00           9984.00                9749.00
8/4/2006                                                        9946.00           9963.00                9732.00
8/5/2006                                                        9946.00           9963.00                9732.00
8/6/2006                                                        9946.00           9963.00                9732.00
8/7/2006                                                        9902.00           9916.00                9664.00
8/8/2006                                                        9854.00           9870.00                9594.00
8/9/2006                                                        9746.00           9761.00                9529.00
8/10/2006                                                       9784.00           9798.00                9572.00
8/11/2006                                                       9692.00           9709.00                9498.00
8/12/2006                                                       9692.00           9709.00                9498.00
8/13/2006                                                       9692.00           9709.00                9498.00
8/14/2006                                                       9749.00           9763.00                9512.00
8/15/2006                                                       9895.00           9913.00                9679.00
8/16/2006                                                      10010.00          10026.00                9802.00
8/17/2006                                                      10006.00          10025.00                9797.00
8/18/2006                                                      10016.00          10034.00                9814.00
8/19/2006                                                      10016.00          10034.00                9814.00
8/20/2006                                                      10016.00          10034.00                9814.00
8/21/2006                                                       9924.00           9941.00                9735.00
8/22/2006                                                       9946.00           9964.00                9753.00
8/23/2006                                                       9848.00           9865.00                9658.00
8/24/2006                                                       9835.00           9852.00                9646.00
8/25/2006                                                       9813.00           9831.00                9637.00
8/26/2006                                                       9813.00           9831.00                9637.00
8/27/2006                                                       9813.00           9831.00                9637.00
8/28/2006                                                       9914.00           9931.00                9710.00
8/29/2006                                                      10000.00          10017.00                9767.00
8/30/2006                                                      10025.00          10043.00                9796.00
8/31/2006                                                      10089.00          10107.00                9845.00
9/1/2006                                                       10111.00          10129.00                9877.00
9/2/2006                                                       10111.00          10129.00                9877.00
9/3/2006                                                       10111.00          10129.00                9877.00
9/4/2006                                                       10111.00          10129.00                9877.00
9/5/2006                                                       10152.00          10172.00                9924.00
9/6/2006                                                       10016.00          10033.00                9760.00
9/7/2006                                                        9965.00           9985.00                9697.00
9/8/2006                                                        9997.00          10015.00                9710.00
9/9/2006                                                        9997.00          10015.00                9710.00
9/10/2006                                                       9997.00          10015.00                9710.00
9/11/2006                                                      10013.00          10032.00                9688.00
9/12/2006                                                      10171.00          10191.00                9833.00
9/13/2006                                                      10225.00          10245.00                9916.00
9/14/2006                                                      10178.00          10199.00                9862.00
9/15/2006                                                      10164.00          10186.00                9856.00
9/16/2006                                                      10164.00          10186.00                9856.00
9/17/2006                                                      10164.00          10186.00                9856.00
9/18/2006                                                      10119.00          10140.00                9839.00
9/19/2006                                                      10094.00          10114.00                9806.00
9/20/2006                                                      10192.00          10214.00                9875.00
9/21/2006                                                      10081.00          10102.00                9793.00
9/22/2006                                                      10021.00          10043.00                9728.00
9/23/2006                                                      10021.00          10043.00                9728.00
9/24/2006                                                      10021.00          10043.00                9728.00
9/25/2006                                                      10116.00          10138.00                9815.00
9/26/2006                                                      10186.00          10207.00                9881.00
9/27/2006                                                      10205.00          10227.00                9911.00
9/28/2006                                                      10192.00          10214.00                9918.00
9/29/2006                                                      10123.00          10146.00                9866.00
9/30/2006                                                      10123.00          10146.00                9866.00
10/1/2006                                                      10123.00          10146.00                9866.00
10/2/2006                                                      10126.00          10148.00                9834.00
10/3/2006                                                      10135.00          10158.00                9816.00
10/4/2006                                                      10288.00          10311.00                9952.00
10/5/2006                                                      10367.00          10389.00               10061.00
10/6/2006                                                      10303.00          10326.00               10005.00
10/7/2006                                                      10303.00          10326.00               10005.00
10/8/2006                                                      10303.00          10326.00               10005.00
10/9/2006                                                      10348.00          10372.00               10071.00
10/10/2006                                                     10380.00          10403.00               10100.00
10/11/2006                                                     10380.00          10405.00               10091.00
10/12/2006                                                     10519.00          10544.00               10228.00
10/13/2006                                                     10560.00          10586.00               10275.00
10/14/2006                                                     10560.00          10586.00               10275.00
10/15/2006                                                     10560.00          10586.00               10275.00
10/16/2006                                                     10627.00          10654.00               10344.00
10/17/2006                                                     10579.00          10606.00               10276.00
10/18/2006                                                     10576.00          10603.00               10264.00
10/19/2006                                                     10633.00          10659.00               10308.00
10/20/2006                                                     10592.00          10620.00               10237.00
10/21/2006                                                     10592.00          10620.00               10237.00
10/22/2006                                                     10592.00          10620.00               10237.00
10/23/2006                                                     10636.00          10663.00               10283.00
10/24/2006                                                     10633.00          10659.00               10313.00
10/25/2006                                                     10684.00          10712.00               10371.00
10/26/2006                                                     10773.00          10800.00               10440.00
10/27/2006                                                     10643.00          10669.00               10323.00
10/28/2006                                                     10643.00          10669.00               10323.00
10/29/2006                                                     10643.00          10669.00               10323.00
10/30/2006                                                     10674.00          10702.00               10351.00
10/31/2006                                                     10646.00          10674.00               10312.00
11/1/2006                                                      10550.00          10578.00               10204.00
11/2/2006                                                      10528.00          10555.00               10191.00
11/3/2006                                                      10531.00          10558.00               10199.00
11/4/2006                                                      10531.00          10558.00               10199.00
11/5/2006                                                      10531.00          10558.00               10199.00
11/6/2006                                                      10703.00          10731.00               10313.00
11/7/2006                                                      10703.00          10733.00               10334.00
11/8/2006                                                      10793.00          10822.00               10396.00
11/9/2006                                                      10748.00          10777.00               10344.00
11/10/2006                                                     10835.00          10866.00               10409.00
11/11/2006                                                     10835.00          10866.00               10409.00
11/12/2006                                                     10835.00          10866.00               10409.00
11/13/2006                                                     10876.00          10908.00               10434.00
11/14/2006                                                     11004.00          11034.00               10539.00
11/15/2006                                                     11046.00          11079.00               10582.00
11/16/2006                                                     11062.00          11094.00               10597.00
11/17/2006                                                     11049.00          11082.00               10582.00
11/18/2006                                                     11049.00          11082.00               10582.00
11/19/2006                                                     11049.00          11082.00               10582.00
11/20/2006                                                     11068.00          11101.00               10612.00
11/21/2006                                                     11078.00          11111.00               10629.00
11/22/2006                                                     11129.00          11161.00               10682.00
11/23/2006                                                     11129.00          11161.00               10682.00
11/24/2006                                                     11132.00          11165.00               10678.00
11/25/2006                                                     11132.00          11165.00               10678.00
11/26/2006                                                     11132.00          11165.00               10678.00
11/27/2006                                                     10895.00          10928.00               10450.00
11/28/2006                                                     10931.00          10962.00               10484.00
11/29/2006                                                     11036.00          11069.00               10597.00
11/30/2006                                                     11052.00          11085.00               10627.00
12/1/2006                                                      11046.00          11080.00               10627.00
12/2/2006                                                      11046.00          11080.00               10627.00
12/3/2006                                                      11046.00          11080.00               10627.00
12/4/2006                                                      11212.00          11248.00               10763.00
12/5/2006                                                      11235.00          11270.00               10781.00
12/6/2006                                                      11203.00          11237.00               10768.00
12/7/2006                                                      11164.00          11201.00               10729.00
12/8/2006                                                      11145.00          11180.00               10733.00
12/9/2006                                                      11145.00          11180.00               10733.00
12/10/2006                                                     11145.00          11180.00               10733.00
12/11/2006                                                     11155.00          11188.00               10726.00
12/12/2006                                                     11094.00          11128.00               10680.00
12/13/2006                                                     11167.00          11204.00               10699.00
12/14/2006                                                     11267.00          11303.00               10776.00
12/15/2006                                                     11251.00          11288.00               10764.00
12/16/2006                                                     11251.00          11288.00               10764.00
12/17/2006                                                     11251.00          11288.00               10764.00
12/18/2006                                                     11129.00          11170.00               10656.00
12/19/2006                                                     11129.00          11169.00               10654.00
12/20/2006                                                     11164.00          11204.00               10677.00
12/21/2006                                                     11107.00          11148.00               10624.00
12/22/2006                                                     11094.00          11133.00               10590.00
12/23/2006                                                     11094.00          11133.00               10590.00
12/24/2006                                                     11094.00          11133.00               10590.00
12/25/2006                                                     11094.00          11133.00               10590.00
12/26/2006                                                     11212.00          11253.00               10671.00
12/27/2006                                                     11319.00          11362.00               10764.00
12/28/2006                                                     11255.00          11298.00               10721.00
12/29/2006                                                     11156.00          11199.00               10642.00
12/30/2006                                                     11156.00          11199.00               10642.00
12/31/2006                                                     11156.00          11199.00               10642.00
1/1/2007                                                       11156.00          11199.00               10642.00
1/2/2007                                                       11156.00          11199.00               10642.00
1/3/2007                                                       11252.00          11297.00               10696.00
1/4/2007                                                       11265.00          11307.00               10712.00
1/5/2007                                                       11098.00          11142.00               10573.00
1/6/2007                                                       11098.00          11142.00               10573.00
1/7/2007                                                       11098.00          11142.00               10573.00
1/8/2007                                                       11076.00          11119.00               10563.00
1/9/2007                                                       11114.00          11157.00               10593.00
1/10/2007                                                      11108.00          11152.00               10625.00
1/11/2007                                                      11263.00          11307.00               10731.00
1/12/2007                                                      11308.00          11352.00               10796.00
1/13/2007                                                      11308.00          11352.00               10796.00
1/14/2007                                                      11308.00          11352.00               10796.00
1/15/2007                                                      11308.00          11352.00               10796.00
1/16/2007                                                      11305.00          11348.00               10781.00
1/17/2007                                                      11292.00          11335.00               10768.00
1/18/2007                                                      11224.00          11267.00               10671.00
1/19/2007                                                      11301.00          11345.00               10748.00
1/20/2007                                                      11301.00          11345.00               10748.00
1/21/2007                                                      11301.00          11345.00               10748.00
1/22/2007                                                      11253.00          11298.00               10703.00
1/23/2007                                                      11311.00          11355.00               10768.00
1/24/2007                                                      11411.00          11457.00               10878.00
1/25/2007                                                      11330.00          11375.00               10782.00
1/26/2007                                                      11369.00          11415.00               10823.00
1/27/2007                                                      11369.00          11415.00               10823.00
1/28/2007                                                      11369.00          11415.00               10823.00
1/29/2007                                                      11488.00          11534.00               10881.00
1/30/2007                                                      11534.00          11581.00               10952.00
1/31/2007                                                      11572.00          11618.00               10997.00
2/1/2007                                                       11685.00          11733.00               11113.00
2/2/2007                                                       11701.00          11748.00               11135.00
2/3/2007                                                       11701.00          11748.00               11135.00
2/4/2007                                                       11701.00          11748.00               11135.00
2/5/2007                                                       11701.00          11751.00               11143.00
2/6/2007                                                       11795.00          11843.00               11224.00
2/7/2007                                                       11846.00          11897.00               11293.00
2/8/2007                                                       11846.00          11895.00               11291.00
2/9/2007                                                       11785.00          11834.00               11212.00
2/10/2007                                                      11785.00          11834.00               11212.00
2/11/2007                                                      11785.00          11834.00               11212.00
2/12/2007                                                      11788.00          11837.00               11180.00
2/13/2007                                                      11917.00          11967.00               11296.00
2/14/2007                                                      11959.00          12011.00               11351.00
2/15/2007                                                      11972.00          12024.00               11371.00
2/16/2007                                                      11988.00          12038.00               11385.00
2/17/2007                                                      11988.00          12038.00               11385.00
2/18/2007                                                      11988.00          12038.00               11385.00
2/19/2007                                                      11988.00          12038.00               11385.00
2/20/2007                                                      12072.00          12123.00               11470.00
2/21/2007                                                      12056.00          12108.00               11487.00
2/22/2007                                                      12065.00          12117.00               11504.00
2/23/2007                                                      12078.00          12132.00               11493.00
2/24/2007                                                      12078.00          12132.00               11493.00
2/25/2007                                                      12078.00          12132.00               11493.00
2/26/2007                                                      12062.00          12114.00               11461.00
2/27/2007                                                      11672.00          11722.00               11110.00
2/28/2007                                                      11704.00          11755.00               11129.00
3/1/2007                                                       11695.00          11746.00               11114.00
3/2/2007                                                       11537.00          11587.00               10950.00
3/3/2007                                                       11537.00          11587.00               10950.00
3/4/2007                                                       11537.00          11587.00               10950.00
3/5/2007                                                       11340.00          11388.00               10742.00
3/6/2007                                                       11504.00          11554.00               10922.00
3/7/2007                                                       11514.00          11564.00               10938.00
3/8/2007                                                       11582.00          11631.00               11019.00
3/9/2007                                                       11624.00          11674.00               11063.00
3/10/2007                                                      11624.00          11674.00               11063.00
3/11/2007                                                      11624.00          11674.00               11063.00
3/12/2007                                                      11675.00          11727.00               11112.00
3/13/2007                                                      11434.00          11482.00               10888.00
3/14/2007                                                      11495.00          11544.00               10933.00
3/15/2007                                                      11582.00          11634.00               11017.00
3/16/2007                                                      11496.00          11547.00               10949.00
3/17/2007                                                      11496.00          11547.00               10949.00
3/18/2007                                                      11496.00          11547.00               10949.00
3/19/2007                                                      11621.00          11675.00               11064.00
3/20/2007                                                      11738.00          11792.00               11160.00
3/21/2007                                                      11889.00          11942.00               11325.00
3/22/2007                                                      11870.00          11922.00               11335.00
3/23/2007                                                      11895.00          11950.00               11358.00
3/24/2007                                                      11895.00          11950.00               11358.00
3/25/2007                                                      11895.00          11950.00               11358.00
3/26/2007                                                      11892.00          11946.00               11354.00
3/27/2007                                                      11815.00          11868.00               11286.00
3/28/2007                                                      11744.00          11798.00               11235.00
3/29/2007                                                      11770.00          11825.00               11236.00
3/30/2007                                                      11773.00          11828.00               11246.00
3/31/2007                                                      11773.00          11828.00               11246.00
4/1/2007                                                       11773.00          11828.00               11246.00
4/2/2007                                                       11873.00          11929.00               11310.00
4/3/2007                                                       11964.00          12020.00               11393.00
4/4/2007                                                       11938.00          11994.00               11388.00
4/5/2007                                                       11954.00          12009.00               11408.00
4/6/2007                                                       11954.00          12009.00               11408.00
4/7/2007                                                       11954.00          12009.00               11408.00
4/8/2007                                                       11954.00          12009.00               11408.00
4/9/2007                                                       11974.00          12031.00               11428.00
4/10/2007                                                      12022.00          12079.00               11467.00
4/11/2007                                                      11945.00          12001.00               11397.00
4/12/2007                                                      12006.00          12063.00               11454.00
4/13/2007                                                      12013.00          12069.00               11476.00
4/14/2007                                                      12013.00          12069.00               11476.00
4/15/2007                                                      12013.00          12069.00               11476.00
4/16/2007                                                      12132.00          12191.00               11597.00
4/17/2007                                                      12142.00          12199.00               11603.00
4/18/2007                                                      12149.00          12206.00               11601.00
4/19/2007                                                      12090.00          12149.00               11562.00
4/20/2007                                                      12200.00          12261.00               11675.00
4/21/2007                                                      12200.00          12261.00               11675.00
4/22/2007                                                      12200.00          12261.00               11675.00
4/23/2007                                                      12162.00          12221.00               11691.00
4/24/2007                                                      12171.00          12230.00               11687.00
4/25/2007                                                      12288.00          12348.00               11787.00
4/26/2007                                                      12307.00          12368.00               11793.00
4/27/2007                                                      12239.00          12298.00               11740.00
4/28/2007                                                      12239.00          12298.00               11740.00
4/29/2007                                                      12239.00          12298.00               11740.00
4/30/2007                                                      12055.00          12114.00               11563.00
5/1/2007                                                       12097.00          12157.00               11595.00
5/2/2007                                                       12223.00          12282.00               11720.00
5/3/2007                                                       12252.00          12313.00               11763.00
5/4/2007                                                       12307.00          12370.00               11796.00
5/5/2007                                                       12307.00          12370.00               11796.00
5/6/2007                                                       12307.00          12370.00               11796.00
5/7/2007                                                       12323.00          12384.00               11812.00
5/8/2007                                                       12310.00          12373.00               11816.00
5/9/2007                                                       12366.00          12428.00               11900.00
5/10/2007                                                      12194.00          12254.00               11744.00
5/11/2007                                                      12304.00          12367.00               11854.00
5/12/2007                                                      12304.00          12367.00               11854.00
5/13/2007                                                      12304.00          12367.00               11854.00
5/14/2007                                                      12262.00          12323.00               11809.00
5/15/2007                                                      12226.00          12289.00               11760.00
5/16/2007                                                      12310.00          12372.00               11828.00
5/17/2007                                                      12278.00          12340.00               11806.00
5/18/2007                                                      12336.00          12401.00               11862.00
5/19/2007                                                      12336.00          12401.00               11862.00
5/20/2007                                                      12336.00          12401.00               11862.00
5/21/2007                                                      12411.00          12476.00               11940.00
5/22/2007                                                      12427.00          12492.00               11967.00
5/23/2007                                                      12366.00          12429.00               11910.00
5/24/2007                                                      12165.00          12229.00               11710.00
5/25/2007                                                      12252.00          12315.00               11789.00
5/26/2007                                                      12252.00          12315.00               11789.00
5/27/2007                                                      12252.00          12315.00               11789.00
5/28/2007                                                      12252.00          12315.00               11789.00
5/29/2007                                                      12323.00          12389.00               11858.00
5/30/2007                                                      12440.00          12508.00               11996.00
5/31/2007                                                      12472.00          12540.00               12068.00
6/1/2007                                                       12560.00          12627.00               12148.00
6/2/2007                                                       12560.00          12627.00               12148.00
6/3/2007                                                       12560.00          12627.00               12148.00
6/4/2007                                                       12608.00          12678.00               12200.00
6/5/2007                                                       12511.00          12578.00               12112.00
6/6/2007                                                       12356.00          12420.00               11955.00
6/7/2007                                                       12087.00          12149.00               11703.00
6/8/2007                                                       12223.00          12288.00               11830.00
6/9/2007                                                       12223.00          12288.00               11830.00
6/10/2007                                                      12223.00          12288.00               11830.00
6/11/2007                                                      12210.00          12274.00               11830.00
6/12/2007                                                      12051.00          12115.00               11688.00
6/13/2007                                                      12184.00          12249.00               11821.00
6/14/2007                                                      12246.00          12312.00               11908.00
6/15/2007                                                      12338.00          12404.00               11992.00
6/16/2007                                                      12338.00          12404.00               11992.00
6/17/2007                                                      12338.00          12404.00               11992.00
6/18/2007                                                      12290.00          12357.00               11948.00
6/19/2007                                                      12267.00          12335.00               11934.00
6/20/2007                                                      12112.00          12175.00               11788.00
6/21/2007                                                      12183.00          12250.00               11872.00
6/22/2007                                                      12063.00          12128.00               11762.00
6/23/2007                                                      12063.00          12128.00               11762.00
6/24/2007                                                      12063.00          12128.00               11762.00
6/25/2007                                                      11966.00          12031.00               11673.00
6/26/2007                                                      11969.00          12035.00               11629.00
6/27/2007                                                      12115.00          12181.00               11766.00
6/28/2007                                                      12134.00          12200.00               11780.00
6/29/2007                                                      12102.00          12168.00               11747.00
6/30/2007                                                      12102.00          12168.00               11747.00
7/1/2007                                                       12102.00          12168.00               11747.00
7/2/2007                                                       12301.00          12369.00               11925.00
7/3/2007                                                       12330.00          12399.00               11957.00
7/4/2007                                                       12330.00          12399.00               11957.00
7/5/2007                                                       12340.00          12407.00               11969.00
7/6/2007                                                       12369.00          12437.00               12024.00
7/7/2007                                                       12369.00          12437.00               12024.00
7/8/2007                                                       12369.00          12437.00               12024.00
7/9/2007                                                       12388.00          12457.00               12041.00
7/10/2007                                                      12148.00          12214.00               11837.00
7/11/2007                                                      12203.00          12269.00               11894.00
7/12/2007                                                      12392.00          12460.00               12103.00
7/13/2007                                                      12441.00          12511.00               12150.00
7/14/2007                                                      12441.00          12511.00               12150.00
7/15/2007                                                      12441.00          12511.00               12150.00
7/16/2007                                                      12336.00          12406.00               12071.00
7/17/2007                                                      12418.00          12487.00               12109.00
7/18/2007                                                      12385.00          12456.00               12078.00
7/19/2007                                                      12460.00          12533.00               12149.00
7/20/2007                                                      12242.00          12315.00               11993.00
7/21/2007                                                      12242.00          12315.00               11993.00
7/22/2007                                                      12242.00          12315.00               11993.00
7/23/2007                                                      12219.00          12291.00               11969.00
7/24/2007                                                      11897.00          11967.00               11672.00
7/25/2007                                                      11868.00          11937.00               11656.00
7/26/2007                                                      11572.00          11637.00               11380.00
7/27/2007                                                      11363.00          11429.00               11204.00
7/28/2007                                                      11363.00          11429.00               11204.00
7/29/2007                                                      11363.00          11429.00               11204.00
7/30/2007                                                      11445.00          11509.00               11295.00
7/31/2007                                                      11337.00          11403.00               11174.00
8/1/2007                                                       11442.00          11508.00               11221.00
8/2/2007                                                       11487.00          11555.00               11279.00
8/3/2007                                                       11084.00          11147.00               10920.00
8/4/2007                                                       11084.00          11147.00               10920.00
8/5/2007                                                       11084.00          11147.00               10920.00
8/6/2007                                                       11230.00          11296.00               11064.00
8/7/2007                                                       11256.00          11323.00               11121.00
8/8/2007                                                       11354.00          11420.00               11251.00
8/9/2007                                                       11032.00          11093.00               10959.00
8/10/2007                                                      11246.00          11310.00               11058.00
8/11/2007                                                      11246.00          11310.00               11058.00
8/12/2007                                                      11246.00          11310.00               11058.00
8/13/2007                                                      11243.00          11309.00               11095.00
8/14/2007                                                      11022.00          11085.00               10873.00
8/15/2007                                                      10800.00          10862.00               10653.00
8/16/2007                                                      10931.00          10995.00               10707.00
8/17/2007                                                      11168.00          11232.00               10950.00
8/18/2007                                                      11168.00          11232.00               10950.00
8/19/2007                                                      11168.00          11232.00               10950.00
8/20/2007                                                      11233.00          11299.00               11014.00
8/21/2007                                                      11253.00          11319.00               11053.00
8/22/2007                                                      11380.00          11449.00               11190.00
8/23/2007                                                      11350.00          11419.00               11153.00
8/24/2007                                                      11458.00          11527.00               11274.00
8/25/2007                                                      11458.00          11527.00               11274.00
8/26/2007                                                      11458.00          11527.00               11274.00
8/27/2007                                                      11324.00          11392.00               11162.00
8/28/2007                                                      11038.00          11102.00               10892.00
8/29/2007                                                      11311.00          11381.00               11154.00
8/30/2007                                                      11240.00          11309.00               11096.00
8/31/2007                                                      11373.00          11441.00               11255.00
9/1/2007                                                       11373.00          11441.00               11255.00
9/2/2007                                                       11373.00          11441.00               11255.00
9/3/2007                                                       11373.00          11441.00               11255.00
9/4/2007                                                       11455.00          11525.00               11370.00
9/5/2007                                                       11302.00          11369.00               11242.00
9/6/2007                                                       11337.00          11405.00               11301.00
9/7/2007                                                       11126.00          11194.00               11095.00
9/8/2007                                                       11126.00          11194.00               11095.00
9/9/2007                                                       11126.00          11194.00               11095.00
9/10/2007                                                      11038.00          11104.00               11008.00
9/11/2007                                                      11136.00          11203.00               11122.00
9/12/2007                                                      11077.00          11145.00               11093.00
9/13/2007                                                      11080.00          11146.00               11118.00
9/14/2007                                                      11119.00          11186.00               11151.00
9/15/2007                                                      11119.00          11186.00               11151.00
9/16/2007                                                      11119.00          11186.00               11151.00
9/17/2007                                                      11041.00          11108.00               11067.00
9/18/2007                                                      11380.00          11450.00               11404.00
9/19/2007                                                      11497.00          11571.00               11486.00
9/20/2007                                                      11402.00          11474.00               11399.00
9/21/2007                                                      11408.00          11480.00               11417.00
9/22/2007                                                      11408.00          11480.00               11417.00
9/23/2007                                                      11408.00          11480.00               11417.00
9/24/2007                                                      11304.00          11376.00               11329.00
9/25/2007                                                      11301.00          11372.00               11310.00
9/26/2007                                                      11405.00          11476.00               11397.00
9/27/2007                                                      11499.00          11572.00               11503.00
9/28/2007                                                      11408.00          11481.00               11451.00
9/29/2007                                                      11408.00          11481.00               11451.00
9/30/2007                                                      11408.00          11481.00               11451.00
10/1/2007                                                      11686.00          11762.00               11620.00
10/2/2007                                                      11771.00          11849.00               11676.00
10/3/2007                                                      11716.00          11792.00               11645.00
10/4/2007                                                      11722.00          11797.00               11652.00
10/5/2007                                                      11916.00          11994.00               11830.00
10/6/2007                                                      11916.00          11994.00               11830.00
10/7/2007                                                      11916.00          11994.00               11830.00
10/8/2007                                                      11866.00          11946.00               11776.00
10/9/2007                                                      11919.00          11998.00               11844.00
10/10/2007                                                     11853.00          11930.00               11825.00
10/11/2007                                                     11814.00          11890.00               11768.00
10/12/2007                                                     11840.00          11919.00               11787.00
10/13/2007                                                     11840.00          11919.00               11787.00
10/14/2007                                                     11840.00          11919.00               11787.00
10/15/2007                                                     11690.00          11765.00               11690.00
10/16/2007                                                     11601.00          11678.00               11576.00
10/17/2007                                                     11608.00          11686.00               11577.00
10/18/2007                                                     11618.00          11695.00               11590.00
10/19/2007                                                     11346.00          11420.00               11324.00
10/20/2007                                                     11346.00          11420.00               11324.00
10/21/2007                                                     11346.00          11420.00               11324.00
10/22/2007                                                     11431.00          11507.00               11398.00
10/23/2007                                                     11483.00          11560.00               11464.00
10/24/2007                                                     11431.00          11508.00               11411.00
10/25/2007                                                     11398.00          11474.00               11346.00
10/26/2007                                                     11546.00          11622.00               11470.00
10/27/2007                                                     11546.00          11622.00               11470.00
10/28/2007                                                     11546.00          11622.00               11470.00
10/29/2007                                                     11542.00          11619.00               11502.00
10/30/2007                                                     11542.00          11618.00               11472.00
10/31/2007                                                     11706.00          11778.00               11649.00




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (03/01/06)
                                                                     --------   ---------------
RYDEX S&P MIDCAP 400 PURE VALUE ETF...............................      9.94%             9.90%
S&P MIDCAP 400/CITIGROUP PURE VALUE TOTAL RETURN INDEX............     10.32%            10.31%
S&P MIDCAP 400 VALUE TOTAL RETURN INDEX...........................     12.96%             9.58%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P MidCap 400 Pure Value ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

      DESCRIPTION                                                   % OF NET ASSETS
------------------------------------------------------------------------------------
LYONDELL CHEMICAL CO.                                                     3.57%
LEAR CORP.                                                                2.55%
AVIS BUDGET GROUP, INC.                                                   2.33%
AVNET, INC.                                                               2.14%
OLIN CORP.                                                                2.07%
ENERGY EAST CORP.                                                         1.99%
BLACK HILLS CORP.                                                         1.78%
UNIVERSAL CORP.                                                           1.72%
PUGET ENERGY, INC.                                                        1.71%
WORTHINGTON INDUSTRIES, INC.                                              1.61%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Utilities                                                     Materials    Financials    Consumer Discretionary    Industrials
23.8                                                              16.83         16.08                     14.15          11.30

Utilities                                                     Information Technology    Consumer Staples    Energy
23.8                                                                            7.77                7.74      1.84

Utilities                                                     Telecommunication Services
23.8                                                                                0.49




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               13                 ANNUAL REPORT

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the year ended October 31, 2007, Rydex S&P MidCap 400 Pure Growth ETF returned 20.17%. Over the year its benchmark, the S&P 400/Citigroup Pure Growth Total Return Index, delivered a 20.69% return - slightly under its counterpart index, the S&P MidCap 400 Growth Total Return Index, which delivered a 21.05% return.

This ETF benefited from being in the most favorable size and style of the market. It spent the fiscal year being one of the best performers and ended the year as a very profitable place to be. Although the ETF experienced some losses during the summer, it rebounded well for the rest of the year.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                               RYDEX S&P         S&P MIDCAP             S&P MIDCAP
                                                               MIDCAP 400    400/CITIGROUP PURE    400/CITIGROUP GROWTH
                                                              PURE GROWTH       GROWTH TOTAL           TOTAL RETURN
                                                                 ETF(A)        RETURN INDEX(B)           INDEX(C)
                                                              -----------    ------------------    --------------------
3/1/2006                                                        10000.00          10002.00               10000.00
3/2/2006                                                         9918.00           9921.00                9957.00
3/3/2006                                                         9884.00           9886.00                9921.00
3/4/2006                                                         9884.00           9886.00                9921.00
3/5/2006                                                         9884.00           9886.00                9921.00
3/6/2006                                                         9802.00           9804.00                9808.00
3/7/2006                                                         9679.00           9681.00                9683.00
3/8/2006                                                         9685.00           9687.00                9688.00
3/9/2006                                                         9618.00           9621.00                9621.00
3/10/2006                                                        9690.00           9694.00                9677.00
3/11/2006                                                        9690.00           9694.00                9677.00
3/12/2006                                                        9690.00           9694.00                9677.00
3/13/2006                                                        9736.00           9739.00                9739.00
3/14/2006                                                        9835.00           9838.00                9848.00
3/15/2006                                                        9871.00           9874.00                9904.00
3/16/2006                                                        9850.00           9853.00                9905.00
3/17/2006                                                        9884.00           9887.00                9932.00
3/18/2006                                                        9884.00           9887.00                9932.00
3/19/2006                                                        9884.00           9887.00                9932.00
3/20/2006                                                        9875.00           9878.00                9903.00
3/21/2006                                                        9804.00           9808.00                9820.00
3/22/2006                                                        9886.00           9891.00                9898.00
3/23/2006                                                        9905.00           9909.00                9926.00
3/24/2006                                                        9933.00           9938.00                9985.00
3/25/2006                                                        9933.00           9938.00                9985.00
3/26/2006                                                        9933.00           9938.00                9985.00
3/27/2006                                                        9907.00           9912.00                9978.00
3/28/2006                                                        9899.00           9903.00                9957.00
3/29/2006                                                       10023.00          10027.00               10052.00
3/30/2006                                                       10030.00          10034.00               10070.00
3/31/2006                                                       10046.00          10050.00               10069.00
4/1/2006                                                        10046.00          10050.00               10069.00
4/2/2006                                                        10046.00          10050.00               10069.00
4/3/2006                                                         9983.00           9988.00               10033.00
4/4/2006                                                        10036.00          10042.00               10071.00
4/5/2006                                                        10124.00          10128.00               10152.00
4/6/2006                                                        10135.00          10140.00               10160.00
4/7/2006                                                        10044.00          10048.00               10062.00
4/8/2006                                                        10044.00          10048.00               10062.00
4/9/2006                                                        10044.00          10048.00               10062.00
4/10/2006                                                        9991.00           9996.00               10027.00
4/11/2006                                                        9892.00           9897.00                9937.00
4/12/2006                                                        9895.00           9901.00                9956.00
4/13/2006                                                        9905.00           9911.00                9976.00
4/14/2006                                                        9905.00           9911.00                9976.00
4/15/2006                                                        9905.00           9911.00                9976.00
4/16/2006                                                        9905.00           9911.00                9976.00
4/17/2006                                                        9888.00           9895.00                9970.00
4/18/2006                                                       10099.00          10105.00               10181.00
4/19/2006                                                       10181.00          10188.00               10286.00
4/20/2006                                                       10179.00          10185.00               10291.00
4/21/2006                                                       10087.00          10094.00               10255.00
4/22/2006                                                       10087.00          10094.00               10255.00
4/23/2006                                                       10087.00          10094.00               10255.00
4/24/2006                                                       10021.00          10028.00               10203.00
4/25/2006                                                        9991.00           9998.00               10148.00
4/26/2006                                                        9962.00           9969.00               10089.00
4/27/2006                                                        9918.00           9926.00               10077.00
4/28/2006                                                        9962.00           9970.00               10135.00
4/29/2006                                                        9962.00           9970.00               10135.00
4/30/2006                                                        9962.00           9970.00               10135.00
5/1/2006                                                         9899.00           9906.00               10110.00
5/2/2006                                                         9930.00           9938.00               10163.00
5/3/2006                                                         9924.00           9933.00               10143.00
5/4/2006                                                         9914.00           9922.00               10188.00
5/5/2006                                                        10011.00          10019.00               10304.00
5/6/2006                                                        10011.00          10019.00               10304.00
5/7/2006                                                        10011.00          10019.00               10304.00
5/8/2006                                                        10008.00          10017.00               10321.00
5/9/2006                                                         9975.00           9983.00               10293.00
5/10/2006                                                        9943.00           9952.00               10276.00
5/11/2006                                                        9812.00           9820.00               10155.00
5/12/2006                                                        9648.00           9656.00                9969.00
5/13/2006                                                        9648.00           9656.00                9969.00
5/14/2006                                                        9648.00           9656.00                9969.00
5/15/2006                                                        9595.00           9604.00                9887.00
5/16/2006                                                        9584.00           9593.00                9874.00
5/17/2006                                                        9430.00           9439.00                9696.00
5/18/2006                                                        9380.00           9390.00                9609.00
5/19/2006                                                        9430.00           9440.00                9623.00
5/20/2006                                                        9430.00           9440.00                9623.00
5/21/2006                                                        9430.00           9440.00                9623.00
5/22/2006                                                        9337.00           9346.00                9541.00
5/23/2006                                                        9272.00           9281.00                9498.00
5/24/2006                                                        9244.00           9254.00                9460.00
5/25/2006                                                        9335.00           9345.00                9558.00
5/26/2006                                                        9399.00           9410.00                9621.00
5/27/2006                                                        9399.00           9410.00                9621.00
5/28/2006                                                        9399.00           9410.00                9621.00
5/29/2006                                                        9399.00           9410.00                9621.00
5/30/2006                                                        9228.00           9238.00                9469.00
5/31/2006                                                        9363.00           9373.00                9620.00
6/1/2006                                                         9508.00           9518.00                9765.00
6/2/2006                                                         9521.00           9531.00                9803.00
6/3/2006                                                         9521.00           9531.00                9803.00
6/4/2006                                                         9521.00           9531.00                9803.00
6/5/2006                                                         9272.00           9282.00                9549.00
6/6/2006                                                         9251.00           9261.00                9493.00
6/7/2006                                                         9204.00           9212.00                9419.00
6/8/2006                                                         9177.00           9185.00                9373.00
6/9/2006                                                         9145.00           9152.00                9349.00
6/10/2006                                                        9145.00           9152.00                9349.00
6/11/2006                                                        9145.00           9152.00                9349.00
6/12/2006                                                        8913.00           8917.00                9115.00
6/13/2006                                                        8765.00           8769.00                8960.00
6/14/2006                                                        8833.00           8837.00                9032.00
6/15/2006                                                        9126.00           9134.00                9331.00
6/16/2006                                                        9078.00           9085.00                9305.00
6/17/2006                                                        9078.00           9085.00                9305.00
6/18/2006                                                        9078.00           9085.00                9305.00
6/19/2006                                                        8943.00           8950.00                9143.00
6/20/2006                                                        8907.00           8912.00                9097.00
6/21/2006                                                        9073.00           9081.00                9276.00
6/22/2006                                                        9016.00           9023.00                9228.00
6/23/2006                                                        9170.00           9179.00                9359.00
6/24/2006                                                        9170.00           9179.00                9359.00
6/25/2006                                                        9170.00           9179.00                9359.00
6/26/2006                                                        9194.00           9205.00                9392.00
6/27/2006                                                        9092.00           9100.00                9309.00
6/28/2006                                                        9069.00           9077.00                9306.00
6/29/2006                                                        9337.00           9349.00                9588.00
6/30/2006                                                        9380.00           9393.00                9629.00
7/1/2006                                                         9380.00           9393.00                9629.00
7/2/2006                                                         9380.00           9393.00                9629.00
7/3/2006                                                         9428.00           9442.00                9705.00
7/4/2006                                                         9428.00           9442.00                9705.00
7/5/2006                                                         9278.00           9290.00                9536.00
7/6/2006                                                         9301.00           9313.00                9566.00
7/7/2006                                                         9209.00           9220.00                9458.00
7/8/2006                                                         9209.00           9220.00                9458.00
7/9/2006                                                         9209.00           9220.00                9458.00
7/10/2006                                                        9152.00           9163.00                9413.00
7/11/2006                                                        9187.00           9198.00                9443.00
7/12/2006                                                        9061.00           9071.00                9329.00
7/13/2006                                                        8892.00           8899.00                9170.00
7/14/2006                                                        8818.00           8825.00                9100.00
7/15/2006                                                        8818.00           8825.00                9100.00
7/16/2006                                                        8818.00           8825.00                9100.00
7/17/2006                                                        8782.00           8789.00                9030.00
7/18/2006                                                        8782.00           8791.00                9023.00
7/19/2006                                                        9023.00           9033.00                9255.00
7/20/2006                                                        8812.00           8820.00                9028.00
7/21/2006                                                        8694.00           8703.00                8885.00
7/22/2006                                                        8694.00           8703.00                8885.00
7/23/2006                                                        8694.00           8703.00                8885.00
7/24/2006                                                        8928.00           8937.00                9104.00
7/25/2006                                                        9021.00           9031.00                9230.00
7/26/2006                                                        8964.00           8973.00                9218.00
7/27/2006                                                        8852.00           8860.00                9105.00
7/28/2006                                                        8997.00           9005.00                9252.00
7/29/2006                                                        8997.00           9005.00                9252.00
7/30/2006                                                        8997.00           9005.00                9252.00
7/31/2006                                                        8995.00           9005.00                9285.00
8/1/2006                                                         8873.00           8882.00                9186.00
8/2/2006                                                         8936.00           8945.00                9263.00
8/3/2006                                                         9004.00           9014.00                9337.00
8/4/2006                                                         8919.00           8928.00                9270.00
8/5/2006                                                         8919.00           8928.00                9270.00
8/6/2006                                                         8919.00           8928.00                9270.00
8/7/2006                                                         8871.00           8880.00                9224.00
8/8/2006                                                         8759.00           8769.00                9131.00
8/9/2006                                                         8664.00           8674.00                9059.00
8/10/2006                                                        8732.00           8743.00                9136.00
8/11/2006                                                        8643.00           8652.00                9053.00
8/12/2006                                                        8643.00           8652.00                9053.00
8/13/2006                                                        8643.00           8652.00                9053.00
8/14/2006                                                        8634.00           8643.00                9045.00
8/15/2006                                                        8812.00           8823.00                9223.00
8/16/2006                                                        8968.00           8979.00                9372.00
8/17/2006                                                        8978.00           8989.00                9376.00
8/18/2006                                                        9016.00           9026.00                9398.00
8/19/2006                                                        9016.00           9026.00                9398.00
8/20/2006                                                        9016.00           9026.00                9398.00
8/21/2006                                                        8905.00           8916.00                9306.00
8/22/2006                                                        8905.00           8916.00                9308.00
8/23/2006                                                        8837.00           8847.00                9225.00
8/24/2006                                                        8748.00           8759.00                9190.00
8/25/2006                                                        8748.00           8758.00                9190.00
8/26/2006                                                        8748.00           8758.00                9190.00
8/27/2006                                                        8748.00           8758.00                9190.00
8/28/2006                                                        8845.00           8856.00                9264.00
8/29/2006                                                        8894.00           8907.00                9302.00
8/30/2006                                                        8924.00           8937.00                9318.00
8/31/2006                                                        8936.00           8948.00                9353.00
9/1/2006                                                         8989.00           9002.00                9417.00
9/2/2006                                                         8989.00           9002.00                9417.00
9/3/2006                                                         8989.00           9002.00                9417.00
9/4/2006                                                         8989.00           9002.00                9417.00
9/5/2006                                                         9016.00           9028.00                9448.00
9/6/2006                                                         8865.00           8877.00                9281.00
9/7/2006                                                         8826.00           8837.00                9227.00
9/8/2006                                                         8827.00           8841.00                9223.00
9/9/2006                                                         8827.00           8841.00                9223.00
9/10/2006                                                        8827.00           8841.00                9223.00
9/11/2006                                                        8854.00           8867.00                9222.00
9/12/2006                                                        9082.00           9095.00                9400.00
9/13/2006                                                        9137.00           9151.00                9490.00
9/14/2006                                                        9086.00           9099.00                9412.00
9/15/2006                                                        9067.00           9081.00                9401.00
9/16/2006                                                        9067.00           9081.00                9401.00
9/17/2006                                                        9067.00           9081.00                9401.00
9/18/2006                                                        9081.00           9095.00                9415.00
9/19/2006                                                        9067.00           9082.00                9381.00
9/20/2006                                                        9132.00           9147.00                9428.00
9/21/2006                                                        9088.00           9103.00                9382.00
9/22/2006                                                        9026.00           9040.00                9303.00
9/23/2006                                                        9026.00           9040.00                9303.00
9/24/2006                                                        9026.00           9040.00                9303.00
9/25/2006                                                        9130.00           9146.00                9403.00
9/26/2006                                                        9214.00           9229.00                9498.00
9/27/2006                                                        9221.00           9237.00                9523.00
9/28/2006                                                        9227.00           9242.00                9534.00
9/29/2006                                                        9132.00           9147.00                9468.00
9/30/2006                                                        9132.00           9147.00                9468.00
10/1/2006                                                        9132.00           9147.00                9468.00
10/2/2006                                                        9092.00           9108.00                9393.00
10/3/2006                                                        9086.00           9102.00                9357.00
10/4/2006                                                        9263.00           9280.00                9532.00
10/5/2006                                                        9379.00           9397.00                9654.00
10/6/2006                                                        9313.00           9330.00                9585.00
10/7/2006                                                        9313.00           9330.00                9585.00
10/8/2006                                                        9313.00           9330.00                9585.00
10/9/2006                                                        9375.00           9393.00                9628.00
10/10/2006                                                       9419.00           9437.00                9675.00
10/11/2006                                                       9387.00           9403.00                9640.00
10/12/2006                                                       9560.00           9578.00                9800.00
10/13/2006                                                       9600.00           9619.00                9846.00
10/14/2006                                                       9600.00           9619.00                9846.00
10/15/2006                                                       9600.00           9619.00                9846.00
10/16/2006                                                       9672.00           9692.00                9927.00
10/17/2006                                                       9577.00           9596.00                9822.00
10/18/2006                                                       9533.00           9551.00                9790.00
10/19/2006                                                       9550.00           9569.00                9840.00
10/20/2006                                                       9504.00           9524.00                9772.00
10/21/2006                                                       9504.00           9524.00                9772.00
10/22/2006                                                       9504.00           9524.00                9772.00
10/23/2006                                                       9558.00           9576.00                9826.00
10/24/2006                                                       9542.00           9562.00                9846.00
10/25/2006                                                       9552.00           9571.00                9874.00
10/26/2006                                                       9668.00           9689.00                9988.00
10/27/2006                                                       9542.00           9562.00                9868.00
10/28/2006                                                       9542.00           9562.00                9868.00
10/29/2006                                                       9542.00           9562.00                9868.00
10/30/2006                                                       9575.00           9596.00                9879.00
10/31/2006                                                       9524.00           9544.00                9821.00
11/1/2006                                                        9379.00           9399.00                9684.00
11/2/2006                                                        9394.00           9414.00                9688.00
11/3/2006                                                        9406.00           9425.00                9716.00
11/4/2006                                                        9406.00           9425.00                9716.00
11/5/2006                                                        9406.00           9425.00                9716.00
11/6/2006                                                        9524.00           9544.00                9828.00
11/7/2006                                                        9558.00           9578.00                9857.00
11/8/2006                                                        9615.00           9635.00                9915.00
11/9/2006                                                        9533.00           9554.00                9849.00
11/10/2006                                                       9622.00           9644.00                9920.00
11/11/2006                                                       9622.00           9644.00                9920.00
11/12/2006                                                       9622.00           9644.00                9920.00
11/13/2006                                                       9651.00           9672.00                9935.00
11/14/2006                                                       9793.00           9816.00               10044.00
11/15/2006                                                       9904.00           9925.00               10126.00
11/16/2006                                                       9904.00           9926.00               10114.00
11/17/2006                                                       9885.00           9908.00               10103.00
11/18/2006                                                       9885.00           9908.00               10103.00
11/19/2006                                                       9885.00           9908.00               10103.00
11/20/2006                                                       9873.00           9897.00               10105.00
11/21/2006                                                       9900.00           9923.00               10131.00
11/22/2006                                                       9965.00           9988.00               10175.00
11/23/2006                                                       9965.00           9988.00               10175.00
11/24/2006                                                       9949.00           9973.00               10159.00
11/25/2006                                                       9949.00           9973.00               10159.00
11/26/2006                                                       9949.00           9973.00               10159.00
11/27/2006                                                       9759.00           9783.00                9970.00
11/28/2006                                                       9765.00           9789.00                9992.00
11/29/2006                                                       9902.00           9927.00               10133.00
11/30/2006                                                       9911.00           9936.00               10156.00
12/1/2006                                                        9919.00           9944.00               10161.00
12/2/2006                                                        9919.00           9944.00               10161.00
12/3/2006                                                        9919.00           9944.00               10161.00
12/4/2006                                                       10042.00          10067.00               10263.00
12/5/2006                                                       10086.00          10112.00               10291.00
12/6/2006                                                       10098.00          10123.00               10291.00
12/7/2006                                                       10031.00          10055.00               10236.00
12/8/2006                                                       10039.00          10063.00               10233.00
12/9/2006                                                       10039.00          10063.00               10233.00
12/10/2006                                                      10039.00          10063.00               10233.00
12/11/2006                                                      10016.00          10041.00               10212.00
12/12/2006                                                       9951.00           9976.00               10150.00
12/13/2006                                                       9968.00           9993.00               10162.00
12/14/2006                                                      10037.00          10062.00               10252.00
12/15/2006                                                       9997.00          10024.00               10205.00
12/16/2006                                                       9997.00          10024.00               10205.00
12/17/2006                                                       9997.00          10024.00               10205.00
12/18/2006                                                       9904.00           9932.00               10098.00
12/19/2006                                                       9909.00           9938.00               10114.00
12/20/2006                                                       9921.00           9949.00               10109.00
12/21/2006                                                       9883.00           9911.00               10069.00
12/22/2006                                                       9852.00           9880.00               10025.00
12/23/2006                                                       9852.00           9880.00               10025.00
12/24/2006                                                       9852.00           9880.00               10025.00
12/25/2006                                                       9852.00           9880.00               10025.00
12/26/2006                                                       9885.00           9913.00               10056.00
12/27/2006                                                       9973.00          10002.00               10148.00
12/28/2006                                                       9943.00           9972.00               10114.00
12/29/2006                                                       9863.00           9893.00               10035.00
12/30/2006                                                       9863.00           9893.00               10035.00
12/31/2006                                                       9863.00           9893.00               10035.00
1/1/2007                                                         9863.00           9893.00               10035.00
1/2/2007                                                         9863.00           9893.00               10035.00
1/3/2007                                                         9893.00           9923.00               10058.00
1/4/2007                                                         9920.00           9949.00               10088.00
1/5/2007                                                         9832.00           9862.00               10005.00
1/6/2007                                                         9832.00           9862.00               10005.00
1/7/2007                                                         9832.00           9862.00               10005.00
1/8/2007                                                         9857.00           9888.00               10030.00
1/9/2007                                                         9914.00           9945.00               10061.00
1/10/2007                                                        9956.00           9986.00               10100.00
1/11/2007                                                       10076.00          10106.00               10217.00
1/12/2007                                                       10152.00          10184.00               10299.00
1/13/2007                                                       10152.00          10184.00               10299.00
1/14/2007                                                       10152.00          10184.00               10299.00
1/15/2007                                                       10152.00          10184.00               10299.00
1/16/2007                                                       10131.00          10162.00               10281.00
1/17/2007                                                       10141.00          10172.00               10287.00
1/18/2007                                                       10061.00          10091.00               10188.00
1/19/2007                                                       10089.00          10122.00               10248.00
1/20/2007                                                       10089.00          10122.00               10248.00
1/21/2007                                                       10089.00          10122.00               10248.00
1/22/2007                                                       10038.00          10070.00               10194.00
1/23/2007                                                       10116.00          10148.00               10285.00
1/24/2007                                                       10211.00          10244.00               10388.00
1/25/2007                                                       10072.00          10104.00               10235.00
1/26/2007                                                       10063.00          10094.00               10248.00
1/27/2007                                                       10063.00          10094.00               10248.00
1/28/2007                                                       10063.00          10094.00               10248.00
1/29/2007                                                       10107.00          10138.00               10281.00
1/30/2007                                                       10127.00          10160.00               10333.00
1/31/2007                                                       10200.00          10233.00               10430.00
2/1/2007                                                        10265.00          10298.00               10517.00
2/2/2007                                                        10316.00          10350.00               10550.00
2/3/2007                                                        10316.00          10350.00               10550.00
2/4/2007                                                        10316.00          10350.00               10550.00
2/5/2007                                                        10314.00          10348.00               10547.00
2/6/2007                                                        10337.00          10371.00               10576.00
2/7/2007                                                        10356.00          10391.00               10594.00
2/8/2007                                                        10368.00          10403.00               10611.00
2/9/2007                                                        10291.00          10325.00               10535.00
2/10/2007                                                       10291.00          10325.00               10535.00
2/11/2007                                                       10291.00          10325.00               10535.00
2/12/2007                                                       10280.00          10314.00               10497.00
2/13/2007                                                       10354.00          10389.00               10584.00
2/14/2007                                                       10429.00          10465.00               10674.00
2/15/2007                                                       10492.00          10528.00               10710.00
2/16/2007                                                       10480.00          10515.00               10722.00
2/17/2007                                                       10480.00          10515.00               10722.00
2/18/2007                                                       10480.00          10515.00               10722.00
2/19/2007                                                       10480.00          10515.00               10722.00
2/20/2007                                                       10526.00          10562.00               10787.00
2/21/2007                                                       10564.00          10601.00               10827.00
2/22/2007                                                       10558.00          10594.00               10838.00
2/23/2007                                                       10562.00          10598.00               10847.00
2/24/2007                                                       10562.00          10598.00               10847.00
2/25/2007                                                       10562.00          10598.00               10847.00
2/26/2007                                                       10511.00          10548.00               10789.00
2/27/2007                                                       10187.00          10221.00               10457.00
2/28/2007                                                       10192.00          10228.00               10457.00
3/1/2007                                                        10171.00          10208.00               10432.00
3/2/2007                                                        10015.00          10053.00               10269.00
3/3/2007                                                        10015.00          10053.00               10269.00
3/4/2007                                                        10015.00          10053.00               10269.00
3/5/2007                                                         9849.00           9886.00               10099.00
3/6/2007                                                         9996.00          10033.00               10258.00
3/7/2007                                                        10021.00          10059.00               10292.00
3/8/2007                                                        10087.00          10126.00               10367.00
3/9/2007                                                        10112.00          10152.00               10398.00
3/10/2007                                                       10112.00          10152.00               10398.00
3/11/2007                                                       10112.00          10152.00               10398.00
3/12/2007                                                       10158.00          10198.00               10435.00
3/13/2007                                                        9965.00          10004.00               10232.00
3/14/2007                                                       10004.00          10042.00               10274.00
3/15/2007                                                       10072.00          10111.00               10336.00
3/16/2007                                                       10029.00          10068.00               10286.00
3/17/2007                                                       10029.00          10068.00               10286.00
3/18/2007                                                       10029.00          10068.00               10286.00
3/19/2007                                                       10117.00          10158.00               10396.00
3/20/2007                                                       10185.00          10227.00               10478.00
3/21/2007                                                       10323.00          10363.00               10625.00
3/22/2007                                                       10355.00          10397.00               10664.00
3/23/2007                                                       10399.00          10441.00               10699.00
3/24/2007                                                       10399.00          10441.00               10699.00
3/25/2007                                                       10399.00          10441.00               10699.00
3/26/2007                                                       10397.00          10439.00               10694.00
3/27/2007                                                       10363.00          10404.00               10655.00
3/28/2007                                                       10309.00          10351.00               10613.00
3/29/2007                                                       10321.00          10362.00               10613.00
3/30/2007                                                       10340.00          10383.00               10629.00
3/31/2007                                                       10340.00          10383.00               10629.00
4/1/2007                                                        10340.00          10383.00               10629.00
4/2/2007                                                        10376.00          10419.00               10668.00
4/3/2007                                                        10457.00          10500.00               10750.00
4/4/2007                                                        10464.00          10508.00               10771.00
4/5/2007                                                        10527.00          10571.00               10815.00
4/6/2007                                                        10527.00          10571.00               10815.00
4/7/2007                                                        10527.00          10571.00               10815.00
4/8/2007                                                        10527.00          10571.00               10815.00
4/9/2007                                                        10529.00          10574.00               10815.00
4/10/2007                                                       10556.00          10601.00               10852.00
4/11/2007                                                       10504.00          10548.00               10790.00
4/12/2007                                                       10604.00          10649.00               10883.00
4/13/2007                                                       10642.00          10688.00               10913.00
4/14/2007                                                       10642.00          10688.00               10913.00
4/15/2007                                                       10642.00          10688.00               10913.00
4/16/2007                                                       10755.00          10801.00               11029.00
4/17/2007                                                       10727.00          10773.00               10998.00
4/18/2007                                                       10702.00          10748.00               10976.00
4/19/2007                                                       10650.00          10696.00               10929.00
4/20/2007                                                       10763.00          10809.00               11030.00
4/21/2007                                                       10763.00          10809.00               11030.00
4/22/2007                                                       10763.00          10809.00               11030.00
4/23/2007                                                       10763.00          10811.00               11050.00
4/24/2007                                                       10736.00          10783.00               11041.00
4/25/2007                                                       10799.00          10846.00               11121.00
4/26/2007                                                       10872.00          10920.00               11169.00
4/27/2007                                                       10849.00          10898.00               11129.00
4/28/2007                                                       10849.00          10898.00               11129.00
4/29/2007                                                       10849.00          10898.00               11129.00
4/30/2007                                                       10719.00          10766.00               10977.00
5/1/2007                                                        10730.00          10777.00               11009.00
5/2/2007                                                        10855.00          10903.00               11142.00
5/3/2007                                                        10855.00          10904.00               11163.00
5/4/2007                                                        10932.00          10980.00               11228.00
5/5/2007                                                        10932.00          10980.00               11228.00
5/6/2007                                                        10932.00          10980.00               11228.00
5/7/2007                                                        10918.00          10967.00               11217.00
5/8/2007                                                        10918.00          10967.00               11226.00
5/9/2007                                                        10987.00          11038.00               11299.00
5/10/2007                                                       10830.00          10878.00               11135.00
5/11/2007                                                       10901.00          10950.00               11228.00
5/12/2007                                                       10901.00          10950.00               11228.00
5/13/2007                                                       10901.00          10950.00               11228.00
5/14/2007                                                       10853.00          10903.00               11184.00
5/15/2007                                                       10807.00          10857.00               11141.00
5/16/2007                                                       10888.00          10938.00               11215.00
5/17/2007                                                       10933.00          10984.00               11258.00
5/18/2007                                                       11010.00          11061.00               11328.00
5/19/2007                                                       11010.00          11061.00               11328.00
5/20/2007                                                       11010.00          11061.00               11328.00
5/21/2007                                                       11148.00          11200.00               11440.00
5/22/2007                                                       11181.00          11233.00               11462.00
5/23/2007                                                       11156.00          11209.00               11444.00
5/24/2007                                                       11012.00          11064.00               11278.00
5/25/2007                                                       11073.00          11125.00               11353.00
5/26/2007                                                       11073.00          11125.00               11353.00
5/27/2007                                                       11073.00          11125.00               11353.00
5/28/2007                                                       11073.00          11125.00               11353.00
5/29/2007                                                       11129.00          11181.00               11413.00
5/30/2007                                                       11238.00          11291.00               11537.00
5/31/2007                                                       11290.00          11344.00               11597.00
6/1/2007                                                        11349.00          11403.00               11661.00
6/2/2007                                                        11349.00          11403.00               11661.00
6/3/2007                                                        11349.00          11403.00               11661.00
6/4/2007                                                        11376.00          11431.00               11715.00
6/5/2007                                                        11328.00          11382.00               11650.00
6/6/2007                                                        11204.00          11258.00               11514.00
6/7/2007                                                        10966.00          11019.00               11276.00
6/8/2007                                                        11098.00          11152.00               11400.00
6/9/2007                                                        11098.00          11152.00               11400.00
6/10/2007                                                       11098.00          11152.00               11400.00
6/11/2007                                                       11089.00          11143.00               11414.00
6/12/2007                                                       10970.00          11023.00               11298.00
6/13/2007                                                       11096.00          11150.00               11427.00
6/14/2007                                                       11148.00          11203.00               11515.00
6/15/2007                                                       11205.00          11260.00               11575.00
6/16/2007                                                       11205.00          11260.00               11575.00
6/17/2007                                                       11205.00          11260.00               11575.00
6/18/2007                                                       11193.00          11249.00               11568.00
6/19/2007                                                       11168.00          11223.00               11546.00
6/20/2007                                                       11084.00          11138.00               11451.00
6/21/2007                                                       11153.00          11208.00               11530.00
6/22/2007                                                       11027.00          11082.00               11402.00
6/23/2007                                                       11027.00          11082.00               11402.00
6/24/2007                                                       11027.00          11082.00               11402.00
6/25/2007                                                       10952.00          11007.00               11328.00
6/26/2007                                                       10979.00          11033.00               11303.00
6/27/2007                                                       11105.00          11160.00               11424.00
6/28/2007                                                       11122.00          11179.00               11425.00
6/29/2007                                                       11099.00          11155.00               11398.00
6/30/2007                                                       11099.00          11155.00               11398.00
7/1/2007                                                        11099.00          11155.00               11398.00
7/2/2007                                                        11220.00          11277.00               11529.00
7/3/2007                                                        11281.00          11339.00               11583.00
7/4/2007                                                        11281.00          11339.00               11583.00
7/5/2007                                                        11274.00          11332.00               11580.00
7/6/2007                                                        11369.00          11428.00               11663.00
7/7/2007                                                        11369.00          11428.00               11663.00
7/8/2007                                                        11369.00          11428.00               11663.00
7/9/2007                                                        11360.00          11420.00               11672.00
7/10/2007                                                       11191.00          11250.00               11525.00
7/11/2007                                                       11247.00          11306.00               11589.00
7/12/2007                                                       11385.00          11444.00               11761.00
7/13/2007                                                       11413.00          11474.00               11798.00
7/14/2007                                                       11413.00          11474.00               11798.00
7/15/2007                                                       11413.00          11474.00               11798.00
7/16/2007                                                       11327.00          11387.00               11722.00
7/17/2007                                                       11316.00          11376.00               11729.00
7/18/2007                                                       11277.00          11338.00               11697.00
7/19/2007                                                       11283.00          11344.00               11737.00
7/20/2007                                                       11184.00          11243.00               11642.00
7/21/2007                                                       11184.00          11243.00               11642.00
7/22/2007                                                       11184.00          11243.00               11642.00
7/23/2007                                                       11151.00          11210.00               11613.00
7/24/2007                                                       10929.00          10986.00               11364.00
7/25/2007                                                       10938.00          10996.00               11360.00
7/26/2007                                                       10720.00          10777.00               11122.00
7/27/2007                                                       10580.00          10636.00               11003.00
7/28/2007                                                       10580.00          10636.00               11003.00
7/29/2007                                                       10580.00          10636.00               11003.00
7/30/2007                                                       10672.00          10728.00               11108.00
7/31/2007                                                       10536.00          10592.00               10971.00
8/1/2007                                                        10538.00          10593.00               10986.00
8/2/2007                                                        10674.00          10730.00               11113.00
8/3/2007                                                        10381.00          10435.00               10820.00
8/4/2007                                                        10381.00          10435.00               10820.00
8/5/2007                                                        10381.00          10435.00               10820.00
8/6/2007                                                        10538.00          10593.00               10967.00
8/7/2007                                                        10640.00          10697.00               11083.00
8/8/2007                                                        10814.00          10873.00               11246.00
8/9/2007                                                        10619.00          10675.00               11022.00
8/10/2007                                                       10509.00          10567.00               10970.00
8/11/2007                                                       10509.00          10567.00               10970.00
8/12/2007                                                       10509.00          10567.00               10970.00
8/13/2007                                                       10517.00          10574.00               10983.00
8/14/2007                                                       10335.00          10390.00               10790.00
8/15/2007                                                       10132.00          10186.00               10568.00
8/16/2007                                                       10136.00          10190.00               10540.00
8/17/2007                                                       10345.00          10400.00               10751.00
8/18/2007                                                       10345.00          10400.00               10751.00
8/19/2007                                                       10345.00          10400.00               10751.00
8/20/2007                                                       10383.00          10439.00               10790.00
8/21/2007                                                       10389.00          10445.00               10799.00
8/22/2007                                                       10569.00          10627.00               10975.00
8/23/2007                                                       10488.00          10546.00               10915.00
8/24/2007                                                       10655.00          10714.00               11103.00
8/25/2007                                                       10655.00          10714.00               11103.00
8/26/2007                                                       10655.00          10714.00               11103.00
8/27/2007                                                       10529.00          10586.00               10982.00
8/28/2007                                                       10283.00          10340.00               10723.00
8/29/2007                                                       10538.00          10597.00               10982.00
8/30/2007                                                       10494.00          10553.00               10932.00
8/31/2007                                                       10649.00          10708.00               11093.00
9/1/2007                                                        10649.00          10708.00               11093.00
9/2/2007                                                        10649.00          10708.00               11093.00
9/3/2007                                                        10649.00          10708.00               11093.00
9/4/2007                                                        10766.00          10827.00               11239.00
9/5/2007                                                        10674.00          10734.00               11158.00
9/6/2007                                                        10724.00          10785.00               11212.00
9/7/2007                                                        10519.00          10579.00               11006.00
9/8/2007                                                        10519.00          10579.00               11006.00
9/9/2007                                                        10519.00          10579.00               11006.00
9/10/2007                                                       10448.00          10506.00               10937.00
9/11/2007                                                       10596.00          10657.00               11093.00
9/12/2007                                                       10592.00          10652.00               11101.00
9/13/2007                                                       10647.00          10708.00               11137.00
9/14/2007                                                       10712.00          10774.00               11192.00
9/15/2007                                                       10712.00          10774.00               11192.00
9/16/2007                                                       10712.00          10774.00               11192.00
9/17/2007                                                       10621.00          10681.00               11107.00
9/18/2007                                                       10942.00          11006.00               11429.00
9/19/2007                                                       10981.00          11044.00               11469.00
9/20/2007                                                       10912.00          10976.00               11396.00
9/21/2007                                                       10939.00          11003.00               11430.00
9/22/2007                                                       10939.00          11003.00               11430.00
9/23/2007                                                       10939.00          11003.00               11430.00
9/24/2007                                                       10876.00          10939.00               11354.00
9/25/2007                                                       10870.00          10934.00               11349.00
9/26/2007                                                       10935.00          11000.00               11433.00
9/27/2007                                                       10993.00          11058.00               11520.00
9/28/2007                                                       10937.00          11002.00               11484.00
9/29/2007                                                       10937.00          11002.00               11484.00
9/30/2007                                                       10937.00          11002.00               11484.00
10/1/2007                                                       11068.00          11133.00               11630.00
10/2/2007                                                       11169.00          11236.00               11700.00
10/3/2007                                                       11152.00          11218.00               11673.00
10/4/2007                                                       11125.00          11192.00               11659.00
10/5/2007                                                       11341.00          11411.00               11858.00
10/6/2007                                                       11341.00          11411.00               11858.00
10/7/2007                                                       11341.00          11411.00               11858.00
10/8/2007                                                       11265.00          11333.00               11799.00
10/9/2007                                                       11395.00          11464.00               11928.00
10/10/2007                                                      11387.00          11457.00               11931.00
10/11/2007                                                      11305.00          11373.00               11840.00
10/12/2007                                                      11311.00          11380.00               11862.00
10/13/2007                                                      11311.00          11380.00               11862.00
10/14/2007                                                      11311.00          11380.00               11862.00
10/15/2007                                                      11217.00          11286.00               11789.00
10/16/2007                                                      11154.00          11221.00               11702.00
10/17/2007                                                      11148.00          11216.00               11711.00
10/18/2007                                                      11204.00          11270.00               11754.00
10/19/2007                                                      10914.00          10980.00               11466.00
10/20/2007                                                      10914.00          10980.00               11466.00
10/21/2007                                                      10914.00          10980.00               11466.00
10/22/2007                                                      10999.00          11065.00               11542.00
10/23/2007                                                      11081.00          11148.00               11634.00
10/24/2007                                                      11098.00          11164.00               11639.00
10/25/2007                                                      11117.00          11184.00               11595.00
10/26/2007                                                      11282.00          11351.00               11743.00
10/27/2007                                                      11282.00          11351.00               11743.00
10/28/2007                                                      11282.00          11351.00               11743.00
10/29/2007                                                      11290.00          11360.00               11778.00
10/30/2007                                                      11219.00          11288.00               11674.00
10/31/2007                                                      11445.00          11516.00               11889.00




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (03/01/06)
                                                                     --------   ---------------
RYDEX S&P MIDCAP 400 PURE GROWTH ETF..............................     20.17%             8.42%
S&P MIDCAP 400/CITIGROUP PURE GROWTH TOTAL RETURN INDEX...........     20.69%             8.83%
S&P MIDCAP 400 GROWTH TOTAL RETURN INDEX..........................     21.05%            10.93%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P MidCap 400 Pure Growth ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

          DESCRIPTION                                               % OF NET ASSETS
------------------------------------------------------------------------------------
GAMESTOP CORP. -- CLASS A                                                 2.17%
HANSEN NATURAL CORP.                                                      1.77%
ITT EDUCATIONAL SERVICES, INC.                                            1.75%
GEN-PROBE, INC.                                                           1.75%
STRAYER EDUCATION, INC.                                                   1.69%
CAREER EDUCATION CORP.                                                    1.67%
CORINTHIAN COLLEGES, INC.                                                 1.59%
FRONTIER OIL CORP.                                                        1.58%
DENBURY RESOURCES, INC.                                                   1.55%
ENERGIZER HOLDINGS, INC.                                                  1.52%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                                        Health Care    Information Technology    Industrials    Energy
30.58                                                               19.22                     13.62          10.85     10.35

Consumer Discretionary                                        Financials    Consumer Staples    Materials    Utilities
30.58                                                               6.83                4.61         3.34         0.60




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               15                 ANNUAL REPORT

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the year ended October 31, 2007, Rydex S&P SmallCap 600 Pure Value ETF fell -5.38%. Over the year its benchmark, the S&P 600/Citigroup Pure Value Total Return Index, slide -5.24%, underperforming its counterpart index, the S&P SmallCap 600 Value Total Return Index, which returned 5.62%.

This ETF and its benchmark struggled versus other styles over the year. In particular, the drop in the market this summer hit small-cap value stocks hard and they never recovered. Compared to the S&P 600/Citigroup Value Index, the pure index was hurt significantly by three sectors: consumer discretionary, industrials and information technology.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                                        S&P
                                                                  RYDEX       SMALLCAP 600/CITIGROUP              S&P
                                                              S&P SMALLCAP          PURE VALUE          SMALLCAP 600/CITIGROUP
                                                                600 PURE           TOTAL RETURN               VALUE TOTAL
                                                              VALUE ETF(A)           INDEX(B)               RETURN INDEX(C)
                                                              ------------    ----------------------    ----------------------
3/1/2006                                                        10000.00             10000.00                  10000.00
3/2/2006                                                         9938.00              9938.00                   9980.00
3/3/2006                                                         9904.00              9906.00                   9941.00
3/4/2006                                                         9904.00              9906.00                   9941.00
3/5/2006                                                         9904.00              9906.00                   9941.00
3/6/2006                                                         9854.00              9856.00                   9847.00
3/7/2006                                                         9714.00              9717.00                   9722.00
3/8/2006                                                         9735.00              9737.00                   9726.00
3/9/2006                                                         9691.00              9693.00                   9684.00
3/10/2006                                                        9836.00              9839.00                   9817.00
3/11/2006                                                        9836.00              9839.00                   9817.00
3/12/2006                                                        9836.00              9839.00                   9817.00
3/13/2006                                                        9844.00              9847.00                   9832.00
3/14/2006                                                        9932.00              9934.00                   9948.00
3/15/2006                                                        9982.00              9985.00                  10026.00
3/16/2006                                                       10018.00             10022.00                  10048.00
3/17/2006                                                       10075.00             10079.00                  10085.00
3/18/2006                                                       10075.00             10079.00                  10085.00
3/19/2006                                                       10075.00             10079.00                  10085.00
3/20/2006                                                       10107.00             10109.00                  10090.00
3/21/2006                                                        9961.00              9965.00                   9981.00
3/22/2006                                                       10133.00             10137.00                  10114.00
3/23/2006                                                       10166.00             10172.00                  10144.00
3/24/2006                                                       10234.00             10238.00                  10204.00
3/25/2006                                                       10234.00             10238.00                  10204.00
3/26/2006                                                       10234.00             10238.00                  10204.00
3/27/2006                                                       10237.00             10242.00                  10199.00
3/28/2006                                                       10174.00             10179.00                  10154.00
3/29/2006                                                       10349.00             10354.00                  10317.00
3/30/2006                                                       10317.00             10323.00                  10296.00
3/31/2006                                                       10338.00             10344.00                  10336.00
4/1/2006                                                        10338.00             10344.00                  10336.00
4/2/2006                                                        10338.00             10344.00                  10336.00
4/3/2006                                                        10296.00             10301.00                  10288.00
4/4/2006                                                        10354.00             10360.00                  10337.00
4/5/2006                                                        10372.00             10378.00                  10391.00
4/6/2006                                                        10367.00             10374.00                  10386.00
4/7/2006                                                        10247.00             10254.00                  10259.00
4/8/2006                                                        10247.00             10254.00                  10259.00
4/9/2006                                                        10247.00             10254.00                  10259.00
4/10/2006                                                       10185.00             10190.00                  10214.00
4/11/2006                                                       10062.00             10069.00                  10085.00
4/12/2006                                                       10120.00             10125.00                  10134.00
4/13/2006                                                       10127.00             10133.00                  10153.00
4/14/2006                                                       10127.00             10133.00                  10153.00
4/15/2006                                                       10127.00             10133.00                  10153.00
4/16/2006                                                       10127.00             10133.00                  10153.00
4/17/2006                                                       10109.00             10116.00                  10153.00
4/18/2006                                                       10338.00             10344.00                  10424.00
4/19/2006                                                       10450.00             10457.00                  10535.00
4/20/2006                                                       10432.00             10441.00                  10500.00
4/21/2006                                                       10393.00             10402.00                  10476.00
4/22/2006                                                       10393.00             10402.00                  10476.00
4/23/2006                                                       10393.00             10402.00                  10476.00
4/24/2006                                                       10338.00             10347.00                  10407.00
4/25/2006                                                       10328.00             10336.00                  10379.00
4/26/2006                                                       10346.00             10355.00                  10374.00
4/27/2006                                                       10307.00             10316.00                  10303.00
4/28/2006                                                       10359.00             10369.00                  10350.00
4/29/2006                                                       10359.00             10369.00                  10350.00
4/30/2006                                                       10359.00             10369.00                  10350.00
5/1/2006                                                        10330.00             10338.00                  10347.00
5/2/2006                                                        10450.00             10459.00                  10427.00
5/3/2006                                                        10455.00             10466.00                  10448.00
5/4/2006                                                        10489.00             10498.00                  10566.00
5/5/2006                                                        10585.00             10594.00                  10651.00
5/6/2006                                                        10585.00             10594.00                  10651.00
5/7/2006                                                        10585.00             10594.00                  10651.00
5/8/2006                                                        10596.00             10607.00                  10665.00
5/9/2006                                                        10588.00             10599.00                  10663.00
5/10/2006                                                       10486.00             10496.00                  10608.00
5/11/2006                                                       10182.00             10192.00                  10358.00
5/12/2006                                                        9979.00              9988.00                  10159.00
5/13/2006                                                        9979.00              9988.00                  10159.00
5/14/2006                                                        9979.00              9988.00                  10159.00
5/15/2006                                                        9951.00              9958.00                  10095.00
5/16/2006                                                        9956.00              9964.00                  10089.00
5/17/2006                                                        9815.00              9823.00                   9937.00
5/18/2006                                                        9740.00              9748.00                   9860.00
5/19/2006                                                        9823.00              9833.00                   9925.00
5/20/2006                                                        9823.00              9833.00                   9925.00
5/21/2006                                                        9823.00              9833.00                   9925.00
5/22/2006                                                        9787.00              9796.00                   9854.00
5/23/2006                                                        9704.00              9711.00                   9791.00
5/24/2006                                                        9774.00              9783.00                   9824.00
5/25/2006                                                        9922.00              9932.00                   9985.00
5/26/2006                                                        9888.00              9897.00                  10005.00
5/27/2006                                                        9888.00              9897.00                  10005.00
5/28/2006                                                        9888.00              9897.00                  10005.00
5/29/2006                                                        9888.00              9897.00                  10005.00
5/30/2006                                                        9649.00              9658.00                   9755.00
5/31/2006                                                        9769.00              9777.00                   9880.00
6/1/2006                                                         9945.00              9958.00                  10066.00
6/2/2006                                                         9961.00              9973.00                  10084.00
6/3/2006                                                         9961.00              9973.00                  10084.00
6/4/2006                                                         9961.00              9973.00                  10084.00
6/5/2006                                                         9688.00              9699.00                   9801.00
6/6/2006                                                         9623.00              9631.00                   9730.00
6/7/2006                                                         9602.00              9611.00                   9688.00
6/8/2006                                                         9662.00              9673.00                   9689.00
6/9/2006                                                         9584.00              9594.00                   9625.00
6/10/2006                                                        9584.00              9594.00                   9625.00
6/11/2006                                                        9584.00              9594.00                   9625.00
6/12/2006                                                        9376.00              9380.00                   9385.00
6/13/2006                                                        9238.00              9240.00                   9272.00
6/14/2006                                                        9233.00              9237.00                   9310.00
6/15/2006                                                        9524.00              9533.00                   9615.00
6/16/2006                                                        9438.00              9446.00                   9525.00
6/17/2006                                                        9438.00              9446.00                   9525.00
6/18/2006                                                        9438.00              9446.00                   9525.00
6/19/2006                                                        9295.00              9300.00                   9379.00
6/20/2006                                                        9251.00              9254.00                   9334.00
6/21/2006                                                        9402.00              9407.00                   9504.00
6/22/2006                                                        9438.00              9445.00                   9488.00
6/23/2006                                                        9449.00              9456.00                   9498.00
6/24/2006                                                        9449.00              9456.00                   9498.00
6/25/2006                                                        9449.00              9456.00                   9498.00
6/26/2006                                                        9576.00              9586.00                   9626.00
6/27/2006                                                        9436.00              9444.00                   9475.00
6/28/2006                                                        9485.00              9494.00                   9506.00
6/29/2006                                                        9821.00              9835.00                   9847.00
6/30/2006                                                        9917.00              9935.00                   9918.00
7/1/2006                                                         9917.00              9935.00                   9918.00
7/2/2006                                                         9917.00              9935.00                   9918.00
7/3/2006                                                         9956.00              9973.00                   9986.00
7/4/2006                                                         9956.00              9973.00                   9986.00
7/5/2006                                                         9860.00              9875.00                   9858.00
7/6/2006                                                         9912.00              9930.00                   9897.00
7/7/2006                                                         9761.00              9776.00                   9745.00
7/8/2006                                                         9761.00              9776.00                   9745.00
7/9/2006                                                         9761.00              9776.00                   9745.00
7/10/2006                                                        9805.00              9820.00                   9771.00
7/11/2006                                                        9870.00              9887.00                   9830.00
7/12/2006                                                        9678.00              9692.00                   9650.00
7/13/2006                                                        9477.00              9486.00                   9462.00
7/14/2006                                                        9391.00              9404.00                   9373.00
7/15/2006                                                        9391.00              9404.00                   9373.00
7/16/2006                                                        9391.00              9404.00                   9373.00
7/17/2006                                                        9324.00              9335.00                   9293.00
7/18/2006                                                        9397.00              9408.00                   9354.00
7/19/2006                                                        9680.00              9693.00                   9642.00
7/20/2006                                                        9446.00              9457.00                   9383.00
7/21/2006                                                        9306.00              9317.00                   9221.00
7/22/2006                                                        9306.00              9317.00                   9221.00
7/23/2006                                                        9306.00              9317.00                   9221.00
7/24/2006                                                        9563.00              9575.00                   9456.00
7/25/2006                                                        9670.00              9684.00                   9554.00
7/26/2006                                                        9599.00              9614.00                   9498.00
7/27/2006                                                        9490.00              9504.00                   9388.00
7/28/2006                                                        9704.00              9716.00                   9588.00
7/29/2006                                                        9704.00              9716.00                   9588.00
7/30/2006                                                        9704.00              9716.00                   9588.00
7/31/2006                                                        9714.00              9728.00                   9593.00
8/1/2006                                                         9560.00              9574.00                   9467.00
8/2/2006                                                         9584.00              9597.00                   9548.00
8/3/2006                                                         9691.00              9706.00                   9676.00
8/4/2006                                                         9625.00              9640.00                   9646.00
8/5/2006                                                         9625.00              9640.00                   9646.00
8/6/2006                                                         9625.00              9640.00                   9646.00
8/7/2006                                                         9576.00              9589.00                   9573.00
8/8/2006                                                         9449.00              9462.00                   9480.00
8/9/2006                                                         9376.00              9390.00                   9398.00
8/10/2006                                                        9433.00              9446.00                   9464.00
8/11/2006                                                        9319.00              9333.00                   9376.00
8/12/2006                                                        9319.00              9333.00                   9376.00
8/13/2006                                                        9319.00              9333.00                   9376.00
8/14/2006                                                        9371.00              9385.00                   9413.00
8/15/2006                                                        9542.00              9557.00                   9621.00
8/16/2006                                                        9651.00              9667.00                   9770.00
8/17/2006                                                        9678.00              9694.00                   9780.00
8/18/2006                                                        9711.00              9728.00                   9795.00
8/19/2006                                                        9711.00              9728.00                   9795.00
8/20/2006                                                        9711.00              9728.00                   9795.00
8/21/2006                                                        9672.00              9688.00                   9714.00
8/22/2006                                                        9735.00              9752.00                   9744.00
8/23/2006                                                        9618.00              9635.00                   9604.00
8/24/2006                                                        9581.00              9596.00                   9582.00
8/25/2006                                                        9592.00              9609.00                   9591.00
8/26/2006                                                        9592.00              9609.00                   9591.00
8/27/2006                                                        9592.00              9609.00                   9591.00
8/28/2006                                                        9688.00              9704.00                   9686.00
8/29/2006                                                        9802.00              9821.00                   9795.00
8/30/2006                                                        9831.00              9849.00                   9842.00
8/31/2006                                                        9839.00              9856.00                   9850.00
9/1/2006                                                         9875.00              9894.00                   9884.00
9/2/2006                                                         9875.00              9894.00                   9884.00
9/3/2006                                                         9875.00              9894.00                   9884.00
9/4/2006                                                         9875.00              9894.00                   9884.00
9/5/2006                                                         9982.00             10001.00                   9985.00
9/6/2006                                                         9789.00              9808.00                   9789.00
9/7/2006                                                         9688.00              9707.00                   9719.00
9/8/2006                                                         9717.00              9735.00                   9752.00
9/9/2006                                                         9717.00              9735.00                   9752.00
9/10/2006                                                        9717.00              9735.00                   9752.00
9/11/2006                                                        9675.00              9693.00                   9725.00
9/12/2006                                                        9878.00              9897.00                   9942.00
9/13/2006                                                        9984.00             10005.00                  10036.00
9/14/2006                                                        9927.00              9947.00                   9981.00
9/15/2006                                                        9983.00             10003.00                  10017.00
9/16/2006                                                        9983.00             10003.00                  10017.00
9/17/2006                                                        9983.00             10003.00                  10017.00
9/18/2006                                                        9965.00              9985.00                  10015.00
9/19/2006                                                        9921.00              9942.00                   9972.00
9/20/2006                                                       10022.00             10045.00                  10092.00
9/21/2006                                                        9939.00              9958.00                   9990.00
9/22/2006                                                        9905.00              9925.00                   9903.00
9/23/2006                                                        9905.00              9925.00                   9903.00
9/24/2006                                                        9905.00              9925.00                   9903.00
9/25/2006                                                       10007.00             10029.00                  10015.00
9/26/2006                                                       10022.00             10045.00                  10062.00
9/27/2006                                                       10095.00             10117.00                  10111.00
9/28/2006                                                       10072.00             10094.00                  10092.00
9/29/2006                                                        9939.00              9961.00                   9977.00
9/30/2006                                                        9939.00              9961.00                   9977.00
10/1/2006                                                        9939.00              9961.00                   9977.00
10/2/2006                                                        9861.00              9880.00                   9893.00
10/3/2006                                                        9913.00              9933.00                   9907.00
10/4/2006                                                       10066.00             10079.00                  10090.00
10/5/2006                                                       10155.00             10170.00                  10211.00
10/6/2006                                                       10082.00             10097.00                  10155.00
10/7/2006                                                       10082.00             10097.00                  10155.00
10/8/2006                                                       10082.00             10097.00                  10155.00
10/9/2006                                                       10176.00             10190.00                  10225.00
10/10/2006                                                      10204.00             10219.00                  10248.00
10/11/2006                                                      10160.00             10175.00                  10216.00
10/12/2006                                                      10373.00             10392.00                  10416.00
10/13/2006                                                      10436.00             10455.00                  10483.00
10/14/2006                                                      10436.00             10455.00                  10483.00
10/15/2006                                                      10436.00             10455.00                  10483.00
10/16/2006                                                      10519.00             10539.00                  10587.00
10/17/2006                                                      10493.00             10512.00                  10523.00
10/18/2006                                                      10472.00             10490.00                  10474.00
10/19/2006                                                      10524.00             10544.00                  10520.00
10/20/2006                                                      10472.00             10491.00                  10438.00
10/21/2006                                                      10472.00             10491.00                  10438.00
10/22/2006                                                      10472.00             10491.00                  10438.00
10/23/2006                                                      10495.00             10514.00                  10465.00
10/24/2006                                                      10547.00             10567.00                  10494.00
10/25/2006                                                      10615.00             10635.00                  10573.00
10/26/2006                                                      10717.00             10739.00                  10658.00
10/27/2006                                                      10573.00             10595.00                  10523.00
10/28/2006                                                      10573.00             10595.00                  10523.00
10/29/2006                                                      10573.00             10595.00                  10523.00
10/30/2006                                                      10623.00             10644.00                  10578.00
10/31/2006                                                      10519.00             10539.00                  10518.00
11/1/2006                                                       10307.00             10326.00                  10343.00
11/2/2006                                                       10265.00             10283.00                  10299.00
11/3/2006                                                       10270.00             10289.00                  10321.00
11/4/2006                                                       10270.00             10289.00                  10321.00
11/5/2006                                                       10270.00             10289.00                  10321.00
11/6/2006                                                       10385.00             10405.00                  10451.00
11/7/2006                                                       10396.00             10418.00                  10470.00
11/8/2006                                                       10506.00             10527.00                  10547.00
11/9/2006                                                       10396.00             10417.00                  10450.00
11/10/2006                                                      10498.00             10520.00                  10535.00
11/11/2006                                                      10498.00             10520.00                  10535.00
11/12/2006                                                      10498.00             10520.00                  10535.00
11/13/2006                                                      10579.00             10603.00                  10589.00
11/14/2006                                                      10768.00             10791.00                  10760.00
11/15/2006                                                      10849.00             10873.00                  10831.00
11/16/2006                                                      10849.00             10875.00                  10802.00
11/17/2006                                                      10778.00             10803.00                  10755.00
11/18/2006                                                      10778.00             10803.00                  10755.00
11/19/2006                                                      10778.00             10803.00                  10755.00
11/20/2006                                                      10823.00             10847.00                  10794.00
11/21/2006                                                      10862.00             10888.00                  10833.00
11/22/2006                                                      10857.00             10882.00                  10845.00
11/23/2006                                                      10857.00             10882.00                  10845.00
11/24/2006                                                      10865.00             10891.00                  10849.00
11/25/2006                                                      10865.00             10891.00                  10849.00
11/26/2006                                                      10865.00             10891.00                  10849.00
11/27/2006                                                      10629.00             10654.00                  10587.00
11/28/2006                                                      10668.00             10693.00                  10612.00
11/29/2006                                                      10757.00             10782.00                  10748.00
11/30/2006                                                      10794.00             10820.00                  10778.00
12/1/2006                                                       10752.00             10779.00                  10719.00
12/2/2006                                                       10752.00             10779.00                  10719.00
12/3/2006                                                       10752.00             10779.00                  10719.00
12/4/2006                                                       10967.00             10994.00                  10910.00
12/5/2006                                                       10978.00             11005.00                  10938.00
12/6/2006                                                       10985.00             11014.00                  10925.00
12/7/2006                                                       10959.00             10987.00                  10875.00
12/8/2006                                                       10946.00             10975.00                  10856.00
12/9/2006                                                       10946.00             10975.00                  10856.00
12/10/2006                                                      10946.00             10975.00                  10856.00
12/11/2006                                                      10959.00             10988.00                  10854.00
12/12/2006                                                      10946.00             10974.00                  10801.00
12/13/2006                                                      10928.00             10956.00                  10804.00
12/14/2006                                                      11025.00             11052.00                  10868.00
12/15/2006                                                      10988.00             11016.00                  10850.00
12/16/2006                                                      10988.00             11016.00                  10850.00
12/17/2006                                                      10988.00             11016.00                  10850.00
12/18/2006                                                      10852.00             10883.00                  10727.00
12/19/2006                                                      10841.00             10873.00                  10727.00
12/20/2006                                                      10886.00             10918.00                  10772.00
12/21/2006                                                      10902.00             10933.00                  10739.00
12/22/2006                                                      10860.00             10892.00                  10695.00
12/23/2006                                                      10860.00             10892.00                  10695.00
12/24/2006                                                      10860.00             10892.00                  10695.00
12/25/2006                                                      10860.00             10892.00                  10695.00
12/26/2006                                                      10983.00             11015.00                  10811.00
12/27/2006                                                      11150.00             11183.00                  10948.00
12/28/2006                                                      11097.00             11128.00                  10908.00
12/29/2006                                                      10995.00             11027.00                  10815.00
12/30/2006                                                      10995.00             11027.00                  10815.00
12/31/2006                                                      10995.00             11027.00                  10815.00
1/1/2007                                                        10995.00             11027.00                  10815.00
1/2/2007                                                        10995.00             11027.00                  10815.00
1/3/2007                                                        11084.00             11116.00                  10824.00
1/4/2007                                                        11087.00             11118.00                  10840.00
1/5/2007                                                        10827.00             10859.00                  10641.00
1/6/2007                                                        10827.00             10859.00                  10641.00
1/7/2007                                                        10827.00             10859.00                  10641.00
1/8/2007                                                        10825.00             10858.00                  10658.00
1/9/2007                                                        10851.00             10882.00                  10681.00
1/10/2007                                                       10848.00             10882.00                  10692.00
1/11/2007                                                       10990.00             11022.00                  10838.00
1/12/2007                                                       11053.00             11086.00                  10904.00
1/13/2007                                                       11053.00             11086.00                  10904.00
1/14/2007                                                       11053.00             11086.00                  10904.00
1/15/2007                                                       11053.00             11086.00                  10904.00
1/16/2007                                                       11066.00             11101.00                  10876.00
1/17/2007                                                       11037.00             11072.00                  10853.00
1/18/2007                                                       10969.00             11002.00                  10741.00
1/19/2007                                                       11061.00             11096.00                  10833.00
1/20/2007                                                       11061.00             11096.00                  10833.00
1/21/2007                                                       11061.00             11096.00                  10833.00
1/22/2007                                                       10969.00             11002.00                  10732.00
1/23/2007                                                       11045.00             11079.00                  10836.00
1/24/2007                                                       11185.00             11221.00                  10947.00
1/25/2007                                                       11079.00             11113.00                  10823.00
1/26/2007                                                       11137.00             11172.00                  10866.00
1/27/2007                                                       11137.00             11172.00                  10866.00
1/28/2007                                                       11137.00             11172.00                  10866.00
1/29/2007                                                       11179.00             11216.00                  10918.00
1/30/2007                                                       11256.00             11292.00                  10994.00
1/31/2007                                                       11319.00             11356.00                  11041.00
2/1/2007                                                        11419.00             11457.00                  11149.00
2/2/2007                                                        11471.00             11508.00                  11166.00
2/3/2007                                                        11471.00             11508.00                  11166.00
2/4/2007                                                        11471.00             11508.00                  11166.00
2/5/2007                                                        11447.00             11485.00                  11114.00
2/6/2007                                                        11495.00             11533.00                  11179.00
2/7/2007                                                        11547.00             11586.00                  11258.00
2/8/2007                                                        11492.00             11530.00                  11231.00
2/9/2007                                                        11369.00             11407.00                  11114.00
2/10/2007                                                       11369.00             11407.00                  11114.00
2/11/2007                                                       11369.00             11407.00                  11114.00
2/12/2007                                                       11345.00             11385.00                  11083.00
2/13/2007                                                       11437.00             11476.00                  11185.00
2/14/2007                                                       11429.00             11469.00                  11213.00
2/15/2007                                                       11440.00             11480.00                  11226.00
2/16/2007                                                       11487.00             11526.00                  11255.00
2/17/2007                                                       11487.00             11526.00                  11255.00
2/18/2007                                                       11487.00             11526.00                  11255.00
2/19/2007                                                       11487.00             11526.00                  11255.00
2/20/2007                                                       11592.00             11632.00                  11361.00
2/21/2007                                                       11618.00             11660.00                  11384.00
2/22/2007                                                       11652.00             11693.00                  11397.00
2/23/2007                                                       11597.00             11638.00                  11355.00
2/24/2007                                                       11597.00             11638.00                  11355.00
2/25/2007                                                       11597.00             11638.00                  11355.00
2/26/2007                                                       11605.00             11648.00                  11327.00
2/27/2007                                                       11185.00             11225.00                  10936.00
2/28/2007                                                       11274.00             11313.00                  10936.00
3/1/2007                                                        11198.00             11237.00                  10902.00
3/2/2007                                                        11016.00             11055.00                  10710.00
3/3/2007                                                        11016.00             11055.00                  10710.00
3/4/2007                                                        11016.00             11055.00                  10710.00
3/5/2007                                                        10769.00             10805.00                  10487.00
3/6/2007                                                        11014.00             11051.00                  10722.00
3/7/2007                                                        11024.00             11064.00                  10702.00
3/8/2007                                                        11074.00             11113.00                  10787.00
3/9/2007                                                        11074.00             11112.00                  10834.00
3/10/2007                                                       11074.00             11112.00                  10834.00
3/11/2007                                                       11074.00             11112.00                  10834.00
3/12/2007                                                       11100.00             11141.00                  10874.00
3/13/2007                                                       10827.00             10865.00                  10610.00
3/14/2007                                                       10914.00             10953.00                  10701.00
3/15/2007                                                       11022.00             11061.00                  10817.00
3/16/2007                                                       10965.00             11002.00                  10760.00
3/17/2007                                                       10965.00             11002.00                  10760.00
3/18/2007                                                       10965.00             11002.00                  10760.00
3/19/2007                                                       11076.00             11112.00                  10861.00
3/20/2007                                                       11155.00             11193.00                  10958.00
3/21/2007                                                       11302.00             11341.00                  11136.00
3/22/2007                                                       11349.00             11389.00                  11132.00
3/23/2007                                                       11360.00             11399.00                  11163.00
3/24/2007                                                       11360.00             11399.00                  11163.00
3/25/2007                                                       11360.00             11399.00                  11163.00
3/26/2007                                                       11354.00             11394.00                  11142.00
3/27/2007                                                       11252.00             11291.00                  11050.00
3/28/2007                                                       11189.00             11228.00                  11004.00
3/29/2007                                                       11247.00             11284.00                  11049.00
3/30/2007                                                       11218.00             11256.00                  11049.00
3/31/2007                                                       11218.00             11256.00                  11049.00
4/1/2007                                                        11218.00             11256.00                  11049.00
4/2/2007                                                        11299.00             11341.00                  11092.00
4/3/2007                                                        11394.00             11436.00                  11187.00
4/4/2007                                                        11334.00             11374.00                  11176.00
4/5/2007                                                        11360.00             11402.00                  11189.00
4/6/2007                                                        11360.00             11402.00                  11189.00
4/7/2007                                                        11360.00             11402.00                  11189.00
4/8/2007                                                        11360.00             11402.00                  11189.00
4/9/2007                                                        11368.00             11410.00                  11182.00
4/10/2007                                                       11402.00             11445.00                  11228.00
4/11/2007                                                       11307.00             11349.00                  11128.00
4/12/2007                                                       11389.00             11432.00                  11208.00
4/13/2007                                                       11476.00             11521.00                  11272.00
4/14/2007                                                       11476.00             11521.00                  11272.00
4/15/2007                                                       11476.00             11521.00                  11272.00
4/16/2007                                                       11613.00             11657.00                  11434.00
4/17/2007                                                       11568.00             11613.00                  11398.00
4/18/2007                                                       11524.00             11568.00                  11350.00
4/19/2007                                                       11474.00             11516.00                  11297.00
4/20/2007                                                       11624.00             11668.00                  11445.00
4/21/2007                                                       11624.00             11668.00                  11445.00
4/22/2007                                                       11624.00             11668.00                  11445.00
4/23/2007                                                       11595.00             11639.00                  11427.00
4/24/2007                                                       11571.00             11616.00                  11409.00
4/25/2007                                                       11671.00             11719.00                  11489.00
4/26/2007                                                       11714.00             11760.00                  11516.00
4/27/2007                                                       11637.00             11684.00                  11474.00
4/28/2007                                                       11637.00             11684.00                  11474.00
4/29/2007                                                       11637.00             11684.00                  11474.00
4/30/2007                                                       11418.00             11463.00                  11267.00
5/1/2007                                                        11487.00             11532.00                  11334.00
5/2/2007                                                        11706.00             11752.00                  11511.00
5/3/2007                                                        11669.00             11716.00                  11519.00
5/4/2007                                                        11703.00             11750.00                  11565.00
5/5/2007                                                        11703.00             11750.00                  11565.00
5/6/2007                                                        11703.00             11750.00                  11565.00
5/7/2007                                                        11698.00             11746.00                  11570.00
5/8/2007                                                        11692.00             11741.00                  11561.00
5/9/2007                                                        11756.00             11805.00                  11623.00
5/10/2007                                                       11524.00             11571.00                  11405.00
5/11/2007                                                       11626.00             11674.00                  11554.00
5/12/2007                                                       11626.00             11674.00                  11554.00
5/13/2007                                                       11626.00             11674.00                  11554.00
5/14/2007                                                       11505.00             11552.00                  11457.00
5/15/2007                                                       11400.00             11445.00                  11359.00
5/16/2007                                                       11463.00             11509.00                  11434.00
5/17/2007                                                       11386.00             11431.00                  11377.00
5/18/2007                                                       11468.00             11515.00                  11455.00
5/19/2007                                                       11468.00             11515.00                  11455.00
5/20/2007                                                       11468.00             11515.00                  11455.00
5/21/2007                                                       11595.00             11644.00                  11583.00
5/22/2007                                                       11711.00             11761.00                  11683.00
5/23/2007                                                       11634.00             11685.00                  11627.00
5/24/2007                                                       11492.00             11539.00                  11462.00
5/25/2007                                                       11595.00             11645.00                  11540.00
5/26/2007                                                       11595.00             11645.00                  11540.00
5/27/2007                                                       11595.00             11645.00                  11540.00
5/28/2007                                                       11595.00             11645.00                  11540.00
5/29/2007                                                       11711.00             11761.00                  11662.00
5/30/2007                                                       11758.00             11809.00                  11732.00
5/31/2007                                                       11779.00             11829.00                  11782.00
6/1/2007                                                        11914.00             11968.00                  11887.00
6/2/2007                                                        11914.00             11968.00                  11887.00
6/3/2007                                                        11914.00             11968.00                  11887.00
6/4/2007                                                        11969.00             12023.00                  11906.00
6/5/2007                                                        11835.00             11884.00                  11797.00
6/6/2007                                                        11703.00             11752.00                  11672.00
6/7/2007                                                        11487.00             11532.00                  11446.00
6/8/2007                                                        11584.00             11632.00                  11568.00
6/9/2007                                                        11584.00             11632.00                  11568.00
6/10/2007                                                       11584.00             11632.00                  11568.00
6/11/2007                                                       11563.00             11612.00                  11554.00
6/12/2007                                                       11389.00             11435.00                  11391.00
6/13/2007                                                       11503.00             11549.00                  11548.00
6/14/2007                                                       11603.00             11650.00                  11631.00
6/15/2007                                                       11760.00             11810.00                  11786.00
6/16/2007                                                       11760.00             11810.00                  11786.00
6/17/2007                                                       11760.00             11810.00                  11786.00
6/18/2007                                                       11728.00             11781.00                  11748.00
6/19/2007                                                       11776.00             11828.00                  11780.00
6/20/2007                                                       11641.00             11692.00                  11616.00
6/21/2007                                                       11660.00             11710.00                  11647.00
6/22/2007                                                       11515.00             11563.00                  11533.00
6/23/2007                                                       11515.00             11563.00                  11533.00
6/24/2007                                                       11515.00             11563.00                  11533.00
6/25/2007                                                       11438.00             11485.00                  11452.00
6/26/2007                                                       11383.00             11430.00                  11395.00
6/27/2007                                                       11512.00             11559.00                  11563.00
6/28/2007                                                       11549.00             11599.00                  11578.00
6/29/2007                                                       11488.00             11536.00                  11518.00
6/30/2007                                                       11488.00             11536.00                  11518.00
7/1/2007                                                        11488.00             11536.00                  11518.00
7/2/2007                                                        11665.00             11716.00                  11676.00
7/3/2007                                                        11681.00             11733.00                  11697.00
7/4/2007                                                        11681.00             11733.00                  11697.00
7/5/2007                                                        11700.00             11751.00                  11725.00
7/6/2007                                                        11708.00             11758.00                  11728.00
7/7/2007                                                        11708.00             11758.00                  11728.00
7/8/2007                                                        11708.00             11758.00                  11728.00
7/9/2007                                                        11766.00             11819.00                  11768.00
7/10/2007                                                       11530.00             11581.00                  11547.00
7/11/2007                                                       11589.00             11638.00                  11596.00
7/12/2007                                                       11785.00             11835.00                  11830.00
7/13/2007                                                       11792.00             11844.00                  11874.00
7/14/2007                                                       11792.00             11844.00                  11874.00
7/15/2007                                                       11792.00             11844.00                  11874.00
7/16/2007                                                       11705.00             11758.00                  11793.00
7/17/2007                                                       11700.00             11752.00                  11826.00
7/18/2007                                                       11618.00             11669.00                  11777.00
7/19/2007                                                       11687.00             11739.00                  11885.00
7/20/2007                                                       11456.00             11508.00                  11667.00
7/21/2007                                                       11456.00             11508.00                  11667.00
7/22/2007                                                       11456.00             11508.00                  11667.00
7/23/2007                                                       11456.00             11506.00                  11659.00
7/24/2007                                                       11123.00             11170.00                  11345.00
7/25/2007                                                       11123.00             11169.00                  11352.00
7/26/2007                                                       10739.00             10784.00                  11026.00
7/27/2007                                                       10522.00             10565.00                  10813.00
7/28/2007                                                       10522.00             10565.00                  10813.00
7/29/2007                                                       10522.00             10565.00                  10813.00
7/30/2007                                                       10602.00             10646.00                  10927.00
7/31/2007                                                       10559.00             10603.00                  10836.00
8/1/2007                                                        10498.00             10541.00                  10838.00
8/2/2007                                                        10549.00             10593.00                  10915.00
8/3/2007                                                        10109.00             10148.00                  10466.00
8/4/2007                                                        10109.00             10148.00                  10466.00
8/5/2007                                                        10109.00             10148.00                  10466.00
8/6/2007                                                        10133.00             10172.00                  10587.00
8/7/2007                                                        10099.00             10139.00                  10632.00
8/8/2007                                                        10236.00             10277.00                  10801.00
8/9/2007                                                        10022.00             10062.00                  10640.00
8/10/2007                                                       10295.00             10336.00                  10857.00
8/11/2007                                                       10295.00             10336.00                  10857.00
8/12/2007                                                       10295.00             10336.00                  10857.00
8/13/2007                                                       10181.00             10221.00                  10734.00
8/14/2007                                                        9953.00              9992.00                  10501.00
8/15/2007                                                        9784.00              9822.00                  10323.00
8/16/2007                                                       10041.00             10080.00                  10557.00
8/17/2007                                                       10271.00             10313.00                  10804.00
8/18/2007                                                       10271.00             10313.00                  10804.00
8/19/2007                                                       10271.00             10313.00                  10804.00
8/20/2007                                                       10260.00             10303.00                  10829.00
8/21/2007                                                       10310.00             10355.00                  10863.00
8/22/2007                                                       10451.00             10495.00                  11006.00
8/23/2007                                                       10326.00             10370.00                  10882.00
8/24/2007                                                       10435.00             10479.00                  11037.00
8/25/2007                                                       10435.00             10479.00                  11037.00
8/26/2007                                                       10435.00             10479.00                  11037.00
8/27/2007                                                       10318.00             10364.00                  10911.00
8/28/2007                                                       10019.00             10062.00                  10595.00
8/29/2007                                                       10260.00             10305.00                  10857.00
8/30/2007                                                       10221.00             10263.00                  10803.00
8/31/2007                                                       10324.00             10369.00                  10948.00
9/1/2007                                                        10324.00             10369.00                  10948.00
9/2/2007                                                        10324.00             10369.00                  10948.00
9/3/2007                                                        10324.00             10369.00                  10948.00
9/4/2007                                                        10337.00             10382.00                  11020.00
9/5/2007                                                        10223.00             10268.00                  10896.00
9/6/2007                                                        10189.00             10233.00                  10911.00
9/7/2007                                                         9980.00             10022.00                  10663.00
9/8/2007                                                         9980.00             10022.00                  10663.00
9/9/2007                                                         9980.00             10022.00                  10663.00
9/10/2007                                                        9876.00              9917.00                  10571.00
9/11/2007                                                       10038.00             10081.00                  10750.00
9/12/2007                                                        9945.00              9988.00                  10680.00
9/13/2007                                                        9945.00              9989.00                  10702.00
9/14/2007                                                       10017.00             10061.00                  10755.00
9/15/2007                                                       10017.00             10061.00                  10755.00
9/16/2007                                                       10017.00             10061.00                  10755.00
9/17/2007                                                        9908.00              9951.00                  10655.00
9/18/2007                                                       10348.00             10396.00                  11107.00
9/19/2007                                                       10541.00             10592.00                  11262.00
9/20/2007                                                       10419.00             10468.00                  11169.00
9/21/2007                                                       10401.00             10450.00                  11174.00
9/22/2007                                                       10401.00             10450.00                  11174.00
9/23/2007                                                       10401.00             10450.00                  11174.00
9/24/2007                                                       10261.00             10307.00                  11059.00
9/25/2007                                                       10136.00             10182.00                  10987.00
9/26/2007                                                       10179.00             10227.00                  11068.00
9/27/2007                                                       10192.00             10240.00                  11100.00
9/28/2007                                                       10065.00             10111.00                  10977.00
9/29/2007                                                       10065.00             10111.00                  10977.00
9/30/2007                                                       10065.00             10111.00                  10977.00
10/1/2007                                                       10307.00             10356.00                  11241.00
10/2/2007                                                       10342.00             10390.00                  11339.00
10/3/2007                                                       10273.00             10320.00                  11241.00
10/4/2007                                                       10307.00             10355.00                  11252.00
10/5/2007                                                       10499.00             10548.00                  11487.00
10/6/2007                                                       10499.00             10548.00                  11487.00
10/7/2007                                                       10499.00             10548.00                  11487.00
10/8/2007                                                       10379.00             10427.00                  11386.00
10/9/2007                                                       10472.00             10521.00                  11466.00
10/10/2007                                                      10382.00             10430.00                  11424.00
10/11/2007                                                      10280.00             10330.00                  11300.00
10/12/2007                                                      10323.00             10372.00                  11379.00
10/13/2007                                                      10323.00             10372.00                  11379.00
10/14/2007                                                      10323.00             10372.00                  11379.00
10/15/2007                                                      10137.00             10184.00                  11195.00
10/16/2007                                                      10012.00             10060.00                  11077.00
10/17/2007                                                       9969.00             10016.00                  11067.00
10/18/2007                                                       9964.00             10010.00                  11055.00
10/19/2007                                                       9612.00              9657.00                  10712.00
10/20/2007                                                       9612.00              9657.00                  10712.00
10/21/2007                                                       9612.00              9657.00                  10712.00
10/22/2007                                                       9831.00              9877.00                  10899.00
10/23/2007                                                       9894.00              9940.00                  10990.00
10/24/2007                                                       9809.00              9857.00                  10918.00
10/25/2007                                                       9748.00              9793.00                  10863.00
10/26/2007                                                       9918.00              9967.00                  11051.00
10/27/2007                                                       9918.00              9967.00                  11051.00
10/28/2007                                                       9918.00              9967.00                  11051.00
10/29/2007                                                       9860.00              9906.00                  11025.00
10/30/2007                                                       9862.00              9910.00                  10983.00
10/31/2007                                                       9953.00              9989.00                  11110.00




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (03/01/06)
                                                                     --------   ---------------
RYDEX S&P SMALLCAP 600 PURE VALUE ETF.............................     -5.38%            -0.28%
S&P SMALLCAP 600/CITIGROUP PURE VALUE TOTAL RETURN INDEX..........     -5.24%            -0.06%
S&P SMALLCAP 600 VALUE TOTAL RETURN INDEX.........................      5.62%             6.51%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P SmallCap 600 Pure Value ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
LIBBEY, INC.                                                              2.44%
NASH FINCH CO.                                                            2.37%
CENTRAL VERMONT PUBLIC SERVICE CORP.                                      1.70%
SPHERION CORP.                                                            1.50%
PENFORD CORP.                                                             1.43%
C&D TECHNOLOGIES, INC.                                                    1.37%
STANDARD REGISTER CO.                                                     1.37%
SUPERIOR INDUSTRIES INTERNATIONAL                                         1.24%
AGILYSYS, INC.                                                            1.13%
OWENS & MINOR, INC.                                                       1.11%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                                        Industrials    Financials    Materials    Utilities
19.9                                                                18.97         14.85        12.48        10.57

Consumer Discretionary                                        Information Technology    Consumer Staples    Health Care
19.9                                                                           10.06                6.70           6.47




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               17                 ANNUAL REPORT

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the year ended October 31, 2007, Rydex S&P SmallCap 600 Pure Growth ETF returned 14.93%. Over the year its benchmark, S&P 600/Citigroup Pure Growth Total Return Index returned 15.31%, underperforming its counterpart index, the S&P SmallCap 600 Growth Total Return Index which handed in a 18.27% return.

This ETF was a steady performer over the year and was able to rebound after the hit all stocks took in the summer. Rydex S&P SmallCap Pure Growth ETF was able to recapture losses and finish the year near its 52-week high. The markets favored growth over value, which helped this ETF achieve positive returns. Compared to the S&P 600/Citigroup Growth benchmark, the pure benchmark was hurt by the industrials sector.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                RYDEX S&P        S&P SMALLCAP           S&P SMALLCAP
                                                              SMALLCAP 600    600/CITIGROUP PURE    600/CITIGROUP GROWTH
                                                               PURE GROWTH       GROWTH TOTAL           TOTAL RETURN
                                                                 ETF(A)         RETURN INDEX(B)           INDEX(C)
                                                              ------------    ------------------    --------------------
3/1/2006                                                        10000.00           10001.00               10000.00
3/2/2006                                                         9969.00            9971.00                9995.00
3/3/2006                                                         9964.00            9965.00                9967.00
3/4/2006                                                         9964.00            9965.00                9967.00
3/5/2006                                                         9964.00            9965.00                9967.00
3/6/2006                                                         9845.00            9847.00                9842.00
3/7/2006                                                         9748.00            9749.00                9726.00
3/8/2006                                                         9776.00            9778.00                9741.00
3/9/2006                                                         9738.00            9738.00                9700.00
3/10/2006                                                        9852.00            9855.00                9804.00
3/11/2006                                                        9852.00            9855.00                9804.00
3/12/2006                                                        9852.00            9855.00                9804.00
3/13/2006                                                        9875.00            9878.00                9838.00
3/14/2006                                                        9919.00            9919.00                9941.00
3/15/2006                                                       10015.00           10017.00               10018.00
3/16/2006                                                       10048.00           10051.00               10064.00
3/17/2006                                                       10084.00           10087.00               10079.00
3/18/2006                                                       10084.00           10087.00               10079.00
3/19/2006                                                       10084.00           10087.00               10079.00
3/20/2006                                                       10071.00           10074.00               10080.00
3/21/2006                                                       10046.00           10049.00               10028.00
3/22/2006                                                       10145.00           10147.00               10130.00
3/23/2006                                                       10193.00           10197.00               10170.00
3/24/2006                                                       10244.00           10247.00               10219.00
3/25/2006                                                       10244.00           10247.00               10219.00
3/26/2006                                                       10244.00           10247.00               10219.00
3/27/2006                                                       10229.00           10232.00               10212.00
3/28/2006                                                       10178.00           10182.00               10187.00
3/29/2006                                                       10321.00           10324.00               10322.00
3/30/2006                                                       10310.00           10315.00               10308.00
3/31/2006                                                       10359.00           10361.00               10353.00
4/1/2006                                                        10359.00           10361.00               10353.00
4/2/2006                                                        10359.00           10361.00               10353.00
4/3/2006                                                        10252.00           10256.00               10269.00
4/4/2006                                                        10313.00           10317.00               10337.00
4/5/2006                                                        10328.00           10333.00               10370.00
4/6/2006                                                        10328.00           10332.00               10353.00
4/7/2006                                                        10206.00           10211.00               10230.00
4/8/2006                                                        10206.00           10211.00               10230.00
4/9/2006                                                        10206.00           10211.00               10230.00
4/10/2006                                                       10173.00           10177.00               10205.00
4/11/2006                                                       10053.00           10058.00               10079.00
4/12/2006                                                       10112.00           10116.00               10128.00
4/13/2006                                                       10142.00           10148.00               10159.00
4/14/2006                                                       10142.00           10148.00               10159.00
4/15/2006                                                       10142.00           10148.00               10159.00
4/16/2006                                                       10142.00           10148.00               10159.00
4/17/2006                                                       10145.00           10151.00               10170.00
4/18/2006                                                       10366.00           10371.00               10402.00
4/19/2006                                                       10445.00           10450.00               10507.00
4/20/2006                                                       10443.00           10448.00               10488.00
4/21/2006                                                       10374.00           10379.00               10438.00
4/22/2006                                                       10374.00           10379.00               10438.00
4/23/2006                                                       10374.00           10379.00               10438.00
4/24/2006                                                       10366.00           10371.00               10383.00
4/25/2006                                                       10343.00           10349.00               10330.00
4/26/2006                                                       10404.00           10410.00               10338.00
4/27/2006                                                       10346.00           10353.00               10287.00
4/28/2006                                                       10394.00           10402.00               10336.00
4/29/2006                                                       10394.00           10402.00               10336.00
4/30/2006                                                       10394.00           10402.00               10336.00
5/1/2006                                                        10336.00           10343.00               10309.00
5/2/2006                                                        10407.00           10413.00               10362.00
5/3/2006                                                        10397.00           10403.00               10347.00
5/4/2006                                                        10473.00           10481.00               10421.00
5/5/2006                                                        10605.00           10613.00               10553.00
5/6/2006                                                        10605.00           10613.00               10553.00
5/7/2006                                                        10605.00           10613.00               10553.00
5/8/2006                                                        10608.00           10616.00               10560.00
5/9/2006                                                        10585.00           10592.00               10554.00
5/10/2006                                                       10499.00           10506.00               10533.00
5/11/2006                                                       10254.00           10262.00               10309.00
5/12/2006                                                       10089.00           10098.00               10118.00
5/13/2006                                                       10089.00           10098.00               10118.00
5/14/2006                                                       10089.00           10098.00               10118.00
5/15/2006                                                       10094.00           10102.00               10094.00
5/16/2006                                                       10153.00           10161.00               10127.00
5/17/2006                                                       10013.00           10020.00                9974.00
5/18/2006                                                        9878.00            9884.00                9861.00
5/19/2006                                                        9901.00            9908.00                9881.00
5/20/2006                                                        9901.00            9908.00                9881.00
5/21/2006                                                        9901.00            9908.00                9881.00
5/22/2006                                                        9847.00            9853.00                9808.00
5/23/2006                                                        9791.00            9798.00                9760.00
5/24/2006                                                        9791.00            9797.00                9742.00
5/25/2006                                                        9957.00            9964.00                9910.00
5/26/2006                                                       10031.00           10039.00                9959.00
5/27/2006                                                       10031.00           10039.00                9959.00
5/28/2006                                                       10031.00           10039.00                9959.00
5/29/2006                                                       10031.00           10039.00                9959.00
5/30/2006                                                        9779.00            9787.00                9723.00
5/31/2006                                                        9903.00            9912.00                9861.00
6/1/2006                                                        10056.00           10065.00               10023.00
6/2/2006                                                        10051.00           10061.00               10030.00
6/3/2006                                                        10051.00           10061.00               10030.00
6/4/2006                                                        10051.00           10061.00               10030.00
6/5/2006                                                         9791.00            9799.00                9754.00
6/6/2006                                                         9741.00            9746.00                9696.00
6/7/2006                                                         9705.00            9712.00                9647.00
6/8/2006                                                         9682.00            9689.00                9620.00
6/9/2006                                                         9636.00            9642.00                9590.00
6/10/2006                                                        9636.00            9642.00                9590.00
6/11/2006                                                        9636.00            9642.00                9590.00
6/12/2006                                                        9405.00            9410.00                9358.00
6/13/2006                                                        9265.00            9268.00                9241.00
6/14/2006                                                        9333.00            9338.00                9290.00
6/15/2006                                                        9588.00            9595.00                9565.00
6/16/2006                                                        9532.00            9536.00                9510.00
6/17/2006                                                        9532.00            9536.00                9510.00
6/18/2006                                                        9532.00            9536.00                9510.00
6/19/2006                                                        9361.00            9367.00                9343.00
6/20/2006                                                        9321.00            9325.00                9301.00
6/21/2006                                                        9491.00            9497.00                9466.00
6/22/2006                                                        9461.00            9466.00                9428.00
6/23/2006                                                        9527.00            9534.00                9488.00
6/24/2006                                                        9527.00            9534.00                9488.00
6/25/2006                                                        9527.00            9534.00                9488.00
6/26/2006                                                        9598.00            9606.00                9563.00
6/27/2006                                                        9440.00            9444.00                9411.00
6/28/2006                                                        9456.00            9462.00                9435.00
6/29/2006                                                        9756.00            9767.00                9742.00
6/30/2006                                                        9814.00            9825.00                9824.00
7/1/2006                                                         9814.00            9825.00                9824.00
7/2/2006                                                         9814.00            9825.00                9824.00
7/3/2006                                                         9908.00            9919.00                9908.00
7/4/2006                                                         9908.00            9919.00                9908.00
7/5/2006                                                         9791.00            9802.00                9790.00
7/6/2006                                                         9832.00            9844.00                9804.00
7/7/2006                                                         9695.00            9706.00                9675.00
7/8/2006                                                         9695.00            9706.00                9675.00
7/9/2006                                                         9695.00            9706.00                9675.00
7/10/2006                                                        9649.00            9661.00                9657.00
7/11/2006                                                        9715.00            9726.00                9715.00
7/12/2006                                                        9537.00            9549.00                9563.00
7/13/2006                                                        9354.00            9364.00                9383.00
7/14/2006                                                        9267.00            9278.00                9302.00
7/15/2006                                                        9267.00            9278.00                9302.00
7/16/2006                                                        9267.00            9278.00                9302.00
7/17/2006                                                        9196.00            9207.00                9221.00
7/18/2006                                                        9181.00            9192.00                9233.00
7/19/2006                                                        9412.00            9423.00                9478.00
7/20/2006                                                        9168.00            9178.00                9219.00
7/21/2006                                                        9061.00            9072.00                9093.00
7/22/2006                                                        9061.00            9072.00                9093.00
7/23/2006                                                        9061.00            9072.00                9093.00
7/24/2006                                                        9333.00            9345.00                9322.00
7/25/2006                                                        9435.00            9448.00                9419.00
7/26/2006                                                        9367.00            9380.00                9369.00
7/27/2006                                                        9242.00            9254.00                9248.00
7/28/2006                                                        9420.00            9434.00                9416.00
7/29/2006                                                        9420.00            9434.00                9416.00
7/30/2006                                                        9420.00            9434.00                9416.00
7/31/2006                                                        9496.00            9511.00                9471.00
8/1/2006                                                         9364.00            9376.00                9356.00
8/2/2006                                                         9415.00            9428.00                9420.00
8/3/2006                                                         9478.00            9491.00                9508.00
8/4/2006                                                         9438.00            9453.00                9469.00
8/5/2006                                                         9438.00            9453.00                9469.00
8/6/2006                                                         9438.00            9453.00                9469.00
8/7/2006                                                         9311.00            9324.00                9388.00
8/8/2006                                                         9232.00            9245.00                9315.00
8/9/2006                                                         9148.00            9160.00                9229.00
8/10/2006                                                        9171.00            9183.00                9276.00
8/11/2006                                                        9115.00            9126.00                9204.00
8/12/2006                                                        9115.00            9126.00                9204.00
8/13/2006                                                        9115.00            9126.00                9204.00
8/14/2006                                                        9127.00            9141.00                9214.00
8/15/2006                                                        9306.00            9319.00                9407.00
8/16/2006                                                        9410.00            9423.00                9537.00
8/17/2006                                                        9448.00            9461.00                9562.00
8/18/2006                                                        9456.00            9471.00                9571.00
8/19/2006                                                        9456.00            9471.00                9571.00
8/20/2006                                                        9456.00            9471.00                9571.00
8/21/2006                                                        9351.00            9366.00                9475.00
8/22/2006                                                        9392.00            9406.00                9498.00
8/23/2006                                                        9272.00            9286.00                9366.00
8/24/2006                                                        9265.00            9279.00                9356.00
8/25/2006                                                        9265.00            9278.00                9360.00
8/26/2006                                                        9265.00            9278.00                9360.00
8/27/2006                                                        9265.00            9278.00                9360.00
8/28/2006                                                        9341.00            9355.00                9436.00
8/29/2006                                                        9410.00            9424.00                9511.00
8/30/2006                                                        9438.00            9453.00                9542.00
8/31/2006                                                        9395.00            9410.00                9536.00
9/1/2006                                                         9395.00            9410.00                9556.00
9/2/2006                                                         9395.00            9410.00                9556.00
9/3/2006                                                         9395.00            9410.00                9556.00
9/4/2006                                                         9395.00            9410.00                9556.00
9/5/2006                                                         9412.00            9429.00                9607.00
9/6/2006                                                         9181.00            9195.00                9408.00
9/7/2006                                                         9166.00            9180.00                9376.00
9/8/2006                                                         9194.00            9208.00                9391.00
9/9/2006                                                         9194.00            9208.00                9391.00
9/10/2006                                                        9194.00            9208.00                9391.00
9/11/2006                                                        9176.00            9190.00                9371.00
9/12/2006                                                        9402.00            9419.00                9577.00
9/13/2006                                                        9501.00            9517.00                9670.00
9/14/2006                                                        9471.00            9487.00                9616.00
9/15/2006                                                        9496.00            9514.00                9644.00
9/16/2006                                                        9496.00            9514.00                9644.00
9/17/2006                                                        9496.00            9514.00                9644.00
9/18/2006                                                        9514.00            9531.00                9660.00
9/19/2006                                                        9461.00            9478.00                9611.00
9/20/2006                                                        9568.00            9584.00                9683.00
9/21/2006                                                        9517.00            9535.00                9615.00
9/22/2006                                                        9415.00            9431.00                9505.00
9/23/2006                                                        9415.00            9431.00                9505.00
9/24/2006                                                        9415.00            9431.00                9505.00
9/25/2006                                                        9514.00            9531.00                9605.00
9/26/2006                                                        9552.00            9570.00                9660.00
9/27/2006                                                        9573.00            9590.00                9677.00
9/28/2006                                                        9562.00            9581.00                9667.00
9/29/2006                                                        9463.00            9482.00                9584.00
9/30/2006                                                        9463.00            9482.00                9584.00
10/1/2006                                                        9463.00            9482.00                9584.00
10/2/2006                                                        9364.00            9380.00                9476.00
10/3/2006                                                        9333.00            9351.00                9452.00
10/4/2006                                                        9545.00            9563.00                9639.00
10/5/2006                                                        9644.00            9664.00                9747.00
10/6/2006                                                        9598.00            9617.00                9700.00
10/7/2006                                                        9598.00            9617.00                9700.00
10/8/2006                                                        9598.00            9617.00                9700.00
10/9/2006                                                        9700.00            9721.00                9758.00
10/10/2006                                                       9710.00            9730.00                9780.00
10/11/2006                                                       9657.00            9678.00                9736.00
10/12/2006                                                       9832.00            9853.00                9919.00
10/13/2006                                                       9886.00            9909.00                9974.00
10/14/2006                                                       9886.00            9909.00                9974.00
10/15/2006                                                       9886.00            9909.00                9974.00
10/16/2006                                                       9964.00            9986.00               10082.00
10/17/2006                                                       9868.00            9890.00                9990.00
10/18/2006                                                       9865.00            9888.00                9971.00
10/19/2006                                                       9898.00            9920.00               10012.00
10/20/2006                                                       9878.00            9902.00                9959.00
10/21/2006                                                       9878.00            9902.00                9959.00
10/22/2006                                                       9878.00            9902.00                9959.00
10/23/2006                                                       9929.00            9952.00                9980.00
10/24/2006                                                       9931.00            9955.00                9991.00
10/25/2006                                                       9977.00           10003.00               10061.00
10/26/2006                                                      10099.00           10123.00               10151.00
10/27/2006                                                       9977.00           10002.00               10034.00
10/28/2006                                                       9977.00           10002.00               10034.00
10/29/2006                                                       9977.00           10002.00               10034.00
10/30/2006                                                       9995.00           10018.00               10059.00
10/31/2006                                                       9947.00            9971.00               10007.00
11/1/2006                                                        9776.00            9800.00                9860.00
11/2/2006                                                        9763.00            9789.00                9844.00
11/3/2006                                                        9789.00            9812.00                9881.00
11/4/2006                                                        9789.00            9812.00                9881.00
11/5/2006                                                        9789.00            9812.00                9881.00
11/6/2006                                                        9926.00            9952.00               10019.00
11/7/2006                                                        9977.00           10003.00               10051.00
11/8/2006                                                       10041.00           10066.00               10112.00
11/9/2006                                                        9975.00           10000.00               10028.00
11/10/2006                                                      10051.00           10078.00               10089.00
11/11/2006                                                      10051.00           10078.00               10089.00
11/12/2006                                                      10051.00           10078.00               10089.00
11/13/2006                                                      10074.00           10100.00               10109.00
11/14/2006                                                      10206.00           10234.00               10257.00
11/15/2006                                                      10341.00           10368.00               10354.00
11/16/2006                                                      10336.00           10364.00               10313.00
11/17/2006                                                      10331.00           10358.00               10302.00
11/18/2006                                                      10331.00           10358.00               10302.00
11/19/2006                                                      10331.00           10358.00               10302.00
11/20/2006                                                      10333.00           10362.00               10316.00
11/21/2006                                                      10374.00           10401.00               10357.00
11/22/2006                                                      10366.00           10395.00               10364.00
11/23/2006                                                      10366.00           10395.00               10364.00
11/24/2006                                                      10364.00           10392.00               10349.00
11/25/2006                                                      10364.00           10392.00               10349.00
11/26/2006                                                      10364.00           10392.00               10349.00
11/27/2006                                                      10140.00           10168.00               10132.00
11/28/2006                                                      10163.00           10191.00               10157.00
11/29/2006                                                      10287.00           10317.00               10291.00
11/30/2006                                                      10303.00           10331.00               10319.00
12/1/2006                                                       10252.00           10281.00               10284.00
12/2/2006                                                       10252.00           10281.00               10284.00
12/3/2006                                                       10252.00           10281.00               10284.00
12/4/2006                                                       10394.00           10425.00               10418.00
12/5/2006                                                       10460.00           10491.00               10474.00
12/6/2006                                                       10471.00           10501.00               10481.00
12/7/2006                                                       10430.00           10460.00               10430.00
12/8/2006                                                       10440.00           10471.00               10429.00
12/9/2006                                                       10440.00           10471.00               10429.00
12/10/2006                                                      10440.00           10471.00               10429.00
12/11/2006                                                      10430.00           10460.00               10422.00
12/12/2006                                                      10394.00           10424.00               10368.00
12/13/2006                                                      10392.00           10422.00               10366.00
12/14/2006                                                      10448.00           10478.00               10425.00
12/15/2006                                                      10366.00           10396.00               10392.00
12/16/2006                                                      10366.00           10396.00               10392.00
12/17/2006                                                      10366.00           10396.00               10392.00
12/18/2006                                                      10234.00           10264.00               10261.00
12/19/2006                                                      10270.00           10299.00               10291.00
12/20/2006                                                      10310.00           10342.00               10326.00
12/21/2006                                                      10257.00           10289.00               10277.00
12/22/2006                                                      10242.00           10272.00               10228.00
12/23/2006                                                      10242.00           10272.00               10228.00
12/24/2006                                                      10242.00           10272.00               10228.00
12/25/2006                                                      10242.00           10272.00               10228.00
12/26/2006                                                      10318.00           10348.00               10293.00
12/27/2006                                                      10425.00           10457.00               10404.00
12/28/2006                                                      10392.00           10423.00               10373.00
12/29/2006                                                      10287.00           10319.00               10279.00
12/30/2006                                                      10287.00           10319.00               10279.00
12/31/2006                                                      10287.00           10319.00               10279.00
1/1/2007                                                        10287.00           10319.00               10279.00
1/2/2007                                                        10287.00           10319.00               10279.00
1/3/2007                                                        10242.00           10273.00               10228.00
1/4/2007                                                        10244.00           10278.00               10243.00
1/5/2007                                                        10130.00           10163.00               10122.00
1/6/2007                                                        10130.00           10163.00               10122.00
1/7/2007                                                        10130.00           10163.00               10122.00
1/8/2007                                                        10145.00           10178.00               10148.00
1/9/2007                                                        10150.00           10182.00               10155.00
1/10/2007                                                       10140.00           10173.00               10148.00
1/11/2007                                                       10226.00           10258.00               10242.00
1/12/2007                                                       10315.00           10350.00               10332.00
1/13/2007                                                       10315.00           10350.00               10332.00
1/14/2007                                                       10315.00           10350.00               10332.00
1/15/2007                                                       10315.00           10350.00               10332.00
1/16/2007                                                       10280.00           10314.00               10299.00
1/17/2007                                                       10265.00           10299.00               10299.00
1/18/2007                                                       10148.00           10181.00               10172.00
1/19/2007                                                       10211.00           10245.00               10246.00
1/20/2007                                                       10211.00           10245.00               10246.00
1/21/2007                                                       10211.00           10245.00               10246.00
1/22/2007                                                       10094.00           10127.00               10151.00
1/23/2007                                                       10204.00           10238.00               10269.00
1/24/2007                                                       10305.00           10340.00               10363.00
1/25/2007                                                       10191.00           10225.00               10259.00
1/26/2007                                                       10219.00           10254.00               10298.00
1/27/2007                                                       10219.00           10254.00               10298.00
1/28/2007                                                       10219.00           10254.00               10298.00
1/29/2007                                                       10280.00           10314.00               10341.00
1/30/2007                                                       10328.00           10364.00               10411.00
1/31/2007                                                       10402.00           10436.00               10487.00
2/1/2007                                                        10537.00           10574.00               10623.00
2/2/2007                                                        10590.00           10626.00               10661.00
2/3/2007                                                        10590.00           10626.00               10661.00
2/4/2007                                                        10590.00           10626.00               10661.00
2/5/2007                                                        10529.00           10567.00               10616.00
2/6/2007                                                        10590.00           10628.00               10661.00
2/7/2007                                                        10639.00           10675.00               10719.00
2/8/2007                                                        10654.00           10690.00               10717.00
2/9/2007                                                        10544.00           10580.00               10608.00
2/10/2007                                                       10544.00           10580.00               10608.00
2/11/2007                                                       10544.00           10580.00               10608.00
2/12/2007                                                       10504.00           10541.00               10572.00
2/13/2007                                                       10572.00           10611.00               10649.00
2/14/2007                                                       10611.00           10649.00               10699.00
2/15/2007                                                       10659.00           10697.00               10730.00
2/16/2007                                                       10700.00           10737.00               10777.00
2/17/2007                                                       10700.00           10737.00               10777.00
2/18/2007                                                       10700.00           10737.00               10777.00
2/19/2007                                                       10700.00           10737.00               10777.00
2/20/2007                                                       10801.00           10840.00               10873.00
2/21/2007                                                       10834.00           10873.00               10920.00
2/22/2007                                                       10837.00           10877.00               10918.00
2/23/2007                                                       10801.00           10841.00               10896.00
2/24/2007                                                       10801.00           10841.00               10896.00
2/25/2007                                                       10801.00           10841.00               10896.00
2/26/2007                                                       10773.00           10812.00               10848.00
2/27/2007                                                       10369.00           10406.00               10463.00
2/28/2007                                                       10384.00           10421.00               10476.00
3/1/2007                                                        10343.00           10380.00               10448.00
3/2/2007                                                        10130.00           10166.00               10257.00
3/3/2007                                                        10130.00           10166.00               10257.00
3/4/2007                                                        10130.00           10166.00               10257.00
3/5/2007                                                         9959.00            9995.00               10094.00
3/6/2007                                                        10158.00           10196.00               10281.00
3/7/2007                                                        10165.00           10202.00               10287.00
3/8/2007                                                        10237.00           10275.00               10364.00
3/9/2007                                                        10280.00           10318.00               10404.00
3/10/2007                                                       10280.00           10318.00               10404.00
3/11/2007                                                       10280.00           10318.00               10404.00
3/12/2007                                                       10333.00           10372.00               10453.00
3/13/2007                                                       10137.00           10174.00               10232.00
3/14/2007                                                       10221.00           10261.00               10304.00
3/15/2007                                                       10295.00           10335.00               10397.00
3/16/2007                                                       10252.00           10290.00               10366.00
3/17/2007                                                       10252.00           10290.00               10366.00
3/18/2007                                                       10252.00           10290.00               10366.00
3/19/2007                                                       10364.00           10404.00               10484.00
3/20/2007                                                       10435.00           10474.00               10561.00
3/21/2007                                                       10605.00           10647.00               10721.00
3/22/2007                                                       10669.00           10710.00               10772.00
3/23/2007                                                       10725.00           10766.00               10826.00
3/24/2007                                                       10725.00           10766.00               10826.00
3/25/2007                                                       10725.00           10766.00               10826.00
3/26/2007                                                       10728.00           10770.00               10813.00
3/27/2007                                                       10651.00           10692.00               10743.00
3/28/2007                                                       10598.00           10639.00               10701.00
3/29/2007                                                       10626.00           10668.00               10731.00
3/30/2007                                                       10613.00           10656.00               10724.00
3/31/2007                                                       10613.00           10656.00               10724.00
4/1/2007                                                        10613.00           10656.00               10724.00
4/2/2007                                                        10639.00           10682.00               10779.00
4/3/2007                                                        10735.00           10777.00               10874.00
4/4/2007                                                        10712.00           10754.00               10877.00
4/5/2007                                                        10786.00           10830.00               10918.00
4/6/2007                                                        10786.00           10830.00               10918.00
4/7/2007                                                        10786.00           10830.00               10918.00
4/8/2007                                                        10786.00           10830.00               10918.00
4/9/2007                                                        10748.00           10791.00               10898.00
4/10/2007                                                       10778.00           10822.00               10934.00
4/11/2007                                                       10715.00           10758.00               10874.00
4/12/2007                                                       10758.00           10803.00               10946.00
4/13/2007                                                       10794.00           10838.00               10985.00
4/14/2007                                                       10794.00           10838.00               10985.00
4/15/2007                                                       10794.00           10838.00               10985.00
4/16/2007                                                       10934.00           10979.00               11115.00
4/17/2007                                                       10911.00           10955.00               11088.00
4/18/2007                                                       10852.00           10896.00               11029.00
4/19/2007                                                       10817.00           10861.00               10994.00
4/20/2007                                                       10918.00           10964.00               11103.00
4/21/2007                                                       10918.00           10964.00               11103.00
4/22/2007                                                       10918.00           10964.00               11103.00
4/23/2007                                                       10880.00           10925.00               11092.00
4/24/2007                                                       10878.00           10923.00               11087.00
4/25/2007                                                       10931.00           10977.00               11174.00
4/26/2007                                                       10967.00           11012.00               11195.00
4/27/2007                                                       10949.00           10995.00               11177.00
4/28/2007                                                       10949.00           10995.00               11177.00
4/29/2007                                                       10949.00           10995.00               11177.00
4/30/2007                                                       10763.00           10810.00               10993.00
5/1/2007                                                        10776.00           10822.00               11028.00
5/2/2007                                                        10946.00           10992.00               11211.00
5/3/2007                                                        10944.00           10990.00               11211.00
5/4/2007                                                        11028.00           11076.00               11273.00
5/5/2007                                                        11028.00           11076.00               11273.00
5/6/2007                                                        11028.00           11076.00               11273.00
5/7/2007                                                        11018.00           11065.00               11270.00
5/8/2007                                                        10992.00           11041.00               11247.00
5/9/2007                                                        11063.00           11112.00               11307.00
5/10/2007                                                       10901.00           10947.00               11116.00
5/11/2007                                                       10990.00           11038.00               11228.00
5/12/2007                                                       10990.00           11038.00               11228.00
5/13/2007                                                       10990.00           11038.00               11228.00
5/14/2007                                                       10929.00           10978.00               11168.00
5/15/2007                                                       10837.00           10885.00               11085.00
5/16/2007                                                       10918.00           10967.00               11152.00
5/17/2007                                                       10860.00           10908.00               11113.00
5/18/2007                                                       10959.00           11007.00               11204.00
5/19/2007                                                       10959.00           11007.00               11204.00
5/20/2007                                                       10959.00           11007.00               11204.00
5/21/2007                                                       11104.00           11153.00               11342.00
5/22/2007                                                       11175.00           11225.00               11405.00
5/23/2007                                                       11112.00           11162.00               11353.00
5/24/2007                                                       10936.00           10986.00               11186.00
5/25/2007                                                       11033.00           11082.00               11279.00
5/26/2007                                                       11033.00           11082.00               11279.00
5/27/2007                                                       11033.00           11082.00               11279.00
5/28/2007                                                       11033.00           11082.00               11279.00
5/29/2007                                                       11117.00           11167.00               11354.00
5/30/2007                                                       11203.00           11254.00               11444.00
5/31/2007                                                       11259.00           11311.00               11503.00
6/1/2007                                                        11313.00           11365.00               11577.00
6/2/2007                                                        11313.00           11365.00               11577.00
6/3/2007                                                        11313.00           11365.00               11577.00
6/4/2007                                                        11346.00           11399.00               11611.00
6/5/2007                                                        11280.00           11332.00               11532.00
6/6/2007                                                        11157.00           11210.00               11407.00
6/7/2007                                                        10979.00           11030.00               11199.00
6/8/2007                                                        11096.00           11147.00               11314.00
6/9/2007                                                        11096.00           11147.00               11314.00
6/10/2007                                                       11096.00           11147.00               11314.00
6/11/2007                                                       11068.00           11119.00               11297.00
6/12/2007                                                       10982.00           11032.00               11192.00
6/13/2007                                                       11099.00           11150.00               11323.00
6/14/2007                                                       11173.00           11224.00               11408.00
6/15/2007                                                       11297.00           11351.00               11532.00
6/16/2007                                                       11297.00           11351.00               11532.00
6/17/2007                                                       11297.00           11351.00               11532.00
6/18/2007                                                       11307.00           11362.00               11520.00
6/19/2007                                                       11340.00           11394.00               11564.00
6/20/2007                                                       11231.00           11284.00               11437.00
6/21/2007                                                       11259.00           11312.00               11477.00
6/22/2007                                                       11162.00           11214.00               11390.00
6/23/2007                                                       11162.00           11214.00               11390.00
6/24/2007                                                       11162.00           11214.00               11390.00
6/25/2007                                                       11129.00           11181.00               11316.00
6/26/2007                                                       11068.00           11122.00               11256.00
6/27/2007                                                       11256.00           11312.00               11419.00
6/28/2007                                                       11287.00           11342.00               11429.00
6/29/2007                                                       11228.00           11282.00               11391.00
6/30/2007                                                       11228.00           11282.00               11391.00
7/1/2007                                                        11228.00           11282.00               11391.00
7/2/2007                                                        11328.00           11383.00               11509.00
7/3/2007                                                        11358.00           11415.00               11546.00
7/4/2007                                                        11358.00           11415.00               11546.00
7/5/2007                                                        11394.00           11449.00               11584.00
7/6/2007                                                        11396.00           11454.00               11602.00
7/7/2007                                                        11396.00           11454.00               11602.00
7/8/2007                                                        11396.00           11454.00               11602.00
7/9/2007                                                        11440.00           11498.00               11638.00
7/10/2007                                                       11262.00           11318.00               11449.00
7/11/2007                                                       11340.00           11396.00               11529.00
7/12/2007                                                       11485.00           11544.00               11691.00
7/13/2007                                                       11496.00           11554.00               11707.00
7/14/2007                                                       11496.00           11554.00               11707.00
7/15/2007                                                       11496.00           11554.00               11707.00
7/16/2007                                                       11432.00           11489.00               11641.00
7/17/2007                                                       11432.00           11490.00               11659.00
7/18/2007                                                       11412.00           11470.00               11625.00
7/19/2007                                                       11468.00           11527.00               11712.00
7/20/2007                                                       11318.00           11374.00               11537.00
7/21/2007                                                       11318.00           11374.00               11537.00
7/22/2007                                                       11318.00           11374.00               11537.00
7/23/2007                                                       11325.00           11383.00               11545.00
7/24/2007                                                       11071.00           11127.00               11290.00
7/25/2007                                                       11050.00           11107.00               11276.00
7/26/2007                                                       10821.00           10876.00               11051.00
7/27/2007                                                       10722.00           10776.00               10938.00
7/28/2007                                                       10722.00           10776.00               10938.00
7/29/2007                                                       10722.00           10776.00               10938.00
7/30/2007                                                       10786.00           10840.00               11028.00
7/31/2007                                                       10663.00           10716.00               10925.00
8/1/2007                                                        10669.00           10721.00               10965.00
8/2/2007                                                        10796.00           10850.00               11103.00
8/3/2007                                                        10501.00           10551.00               10790.00
8/4/2007                                                        10501.00           10551.00               10790.00
8/5/2007                                                        10501.00           10551.00               10790.00
8/6/2007                                                        10684.00           10736.00               10959.00
8/7/2007                                                        10747.00           10801.00               11069.00
8/8/2007                                                        10893.00           10946.00               11231.00
8/9/2007                                                        10801.00           10855.00               11089.00
8/10/2007                                                       10796.00           10851.00               11084.00
8/11/2007                                                       10796.00           10851.00               11084.00
8/12/2007                                                       10796.00           10851.00               11084.00
8/13/2007                                                       10725.00           10777.00               11023.00
8/14/2007                                                       10562.00           10615.00               10852.00
8/15/2007                                                       10473.00           10524.00               10723.00
8/16/2007                                                       10582.00           10634.00               10841.00
8/17/2007                                                       10798.00           10852.00               11087.00
8/18/2007                                                       10798.00           10852.00               11087.00
8/19/2007                                                       10798.00           10852.00               11087.00
8/20/2007                                                       10842.00           10895.00               11128.00
8/21/2007                                                       10842.00           10897.00               11140.00
8/22/2007                                                       10943.00           10998.00               11260.00
8/23/2007                                                       10786.00           10840.00               11125.00
8/24/2007                                                       10931.00           10985.00               11286.00
8/25/2007                                                       10931.00           10985.00               11286.00
8/26/2007                                                       10931.00           10985.00               11286.00
8/27/2007                                                       10821.00           10874.00               11174.00
8/28/2007                                                       10554.00           10603.00               10895.00
8/29/2007                                                       10758.00           10809.00               11122.00
8/30/2007                                                       10730.00           10781.00               11093.00
8/31/2007                                                       10849.00           10902.00               11229.00
9/1/2007                                                        10849.00           10902.00               11229.00
9/2/2007                                                        10849.00           10902.00               11229.00
9/3/2007                                                        10849.00           10902.00               11229.00
9/4/2007                                                        10923.00           10979.00               11312.00
9/5/2007                                                        10885.00           10940.00               11241.00
9/6/2007                                                        10915.00           10972.00               11273.00
9/7/2007                                                        10742.00           10794.00               11080.00
9/8/2007                                                        10742.00           10794.00               11080.00
9/9/2007                                                        10742.00           10794.00               11080.00
9/10/2007                                                       10697.00           10746.00               11019.00
9/11/2007                                                       10852.00           10907.00               11195.00
9/12/2007                                                       10831.00           10885.00               11174.00
9/13/2007                                                       10847.00           10902.00               11195.00
9/14/2007                                                       10923.00           10979.00               11253.00
9/15/2007                                                       10923.00           10979.00               11253.00
9/16/2007                                                       10923.00           10979.00               11253.00
9/17/2007                                                       10814.00           10868.00               11152.00
9/18/2007                                                       11142.00           11202.00               11509.00
9/19/2007                                                       11254.00           11317.00               11634.00
9/20/2007                                                       11165.00           11226.00               11552.00
9/21/2007                                                       11195.00           11259.00               11568.00
9/22/2007                                                       11195.00           11259.00               11568.00
9/23/2007                                                       11195.00           11259.00               11568.00
9/24/2007                                                       11086.00           11146.00               11481.00
9/25/2007                                                       11091.00           11153.00               11473.00
9/26/2007                                                       11162.00           11225.00               11560.00
9/27/2007                                                       11216.00           11280.00               11625.00
9/28/2007                                                       11132.00           11194.00               11542.00
9/29/2007                                                       11132.00           11194.00               11542.00
9/30/2007                                                       11132.00           11194.00               11542.00
10/1/2007                                                       11374.00           11440.00               11790.00
10/2/2007                                                       11455.00           11523.00               11872.00
10/3/2007                                                       11396.00           11463.00               11809.00
10/4/2007                                                       11450.00           11519.00               11853.00
10/5/2007                                                       11625.00           11695.00               12038.00
10/6/2007                                                       11625.00           11695.00               12038.00
10/7/2007                                                       11625.00           11695.00               12038.00
10/8/2007                                                       11531.00           11600.00               11977.00
10/9/2007                                                       11610.00           11680.00               12036.00
10/10/2007                                                      11613.00           11682.00               12034.00
10/11/2007                                                      11447.00           11514.00               11879.00
10/12/2007                                                      11506.00           11573.00               11956.00
10/13/2007                                                      11506.00           11573.00               11956.00
10/14/2007                                                      11506.00           11573.00               11956.00
10/15/2007                                                      11371.00           11436.00               11832.00
10/16/2007                                                      11310.00           11374.00               11745.00
10/17/2007                                                      11290.00           11355.00               11749.00
10/18/2007                                                      11282.00           11346.00               11730.00
10/19/2007                                                      10961.00           11025.00               11398.00
10/20/2007                                                      10961.00           11025.00               11398.00
10/21/2007                                                      10961.00           11025.00               11398.00
10/22/2007                                                      11139.00           11204.00               11525.00
10/23/2007                                                      11259.00           11325.00               11654.00
10/24/2007                                                      11134.00           11198.00               11555.00
10/25/2007                                                      11101.00           11166.00               11506.00
10/26/2007                                                      11315.00           11380.00               11727.00
10/27/2007                                                      11315.00           11380.00               11727.00
10/28/2007                                                      11315.00           11380.00               11727.00
10/29/2007                                                      11325.00           11393.00               11751.00
10/30/2007                                                      11269.00           11336.00               11662.00
10/31/2007                                                      11432.00           11499.00               11836.00




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (03/01/06)
                                                                     --------   ---------------
RYDEX S&P SMALLCAP 600 PURE GROWTH ETF............................     14.93%             8.35%
S&P SMALLCAP 600/CITIGROUP PURE GROWTH TOTAL RETURN INDEX.........     15.31%             8.73%
S&P SMALLCAP 600 GROWTH TOTAL RETURN INDEX........................     18.27%            10.63%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P SmallCap 600 Pure Growth ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

            DESCRIPTION                                             % OF NET ASSETS
------------------------------------------------------------------------------------
FLIR SYSTEMS, INC.                                                        2.56%
ITRON, INC.                                                               1.65%
J2 GLOBAL COMMUNICATIONS, INC.                                            1.45%
BANKRATE, INC.                                                            1.44%
OPTIONSXPRESS HOLDINGS, INC.                                              1.42%
POSSIS MEDICAL, INC.                                                      1.38%
EPIQ SYSTEMS, INC.                                                        1.33%
COINSTAR, INC.                                                            1.32%
PRE-PAID LEGAL SERVICES, INC.                                             1.32%
INTEGRA LIFESCIENCES HOLDINGS CORP.                                       1.31%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                                               Health Care    Consumer Discretionary    Energy    Industrials
24.29                                                                      23.83                     21.66     10.40           8.58

Information Technology                                               Financials    Consumer Staples    Telecommunication Services
24.29                                                                      8.53                2.20                          0.51




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               19                 ANNUAL REPORT

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the period since inception (November 1, 2006) through October 31, 2007, Rydex S&P Equal Weight Consumer Discretionary ETF slid slightly -.40%. For the same period its benchmark, the S&P Equal Weight Consumer Discretionary Total Return Index returned 0.27%

This ETF struggled throughout the year and had significant losses as the overall market was hurt this summer. Consumer discretionary spending and outlook were impacted negatively by the credit crunch. This sector was one of only two sectors that declined on the year due to poor performance in household durables, specialty retail, multiline retail and automobiles industries.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                            RYDEX S&P
                                                                          EQUAL WEIGHT            S&P 500
                                                                     CONSUMER DISCRETIONARY    TOTAL RETURN
                                                                             ETF(A)              INDEX(B)
                                                                     ----------------------    ------------
11/1/2006                                                                   10000.00             10000.00
11/2/2006                                                                    9980.00              9999.00
11/3/2006                                                                    9913.00              9978.00
11/4/2006                                                                    9913.00              9978.00
11/5/2006                                                                    9913.00              9978.00
11/6/2006                                                                   10056.00             10091.00
11/7/2006                                                                   10069.00             10114.00
11/8/2006                                                                   10120.00             10137.00
11/9/2006                                                                   10076.00             10085.00
11/10/2006                                                                  10165.00             10104.00
11/11/2006                                                                  10165.00             10104.00
11/12/2006                                                                  10165.00             10104.00
11/13/2006                                                                  10173.00             10132.00
11/14/2006                                                                  10298.00             10198.00
11/15/2006                                                                  10358.00             10225.00
11/16/2006                                                                  10434.00             10249.00
11/17/2006                                                                  10387.00             10259.00
11/18/2006                                                                  10387.00             10259.00
11/19/2006                                                                  10387.00             10259.00
11/20/2006                                                                  10342.00             10254.00
11/21/2006                                                                  10389.00             10272.00
11/22/2006                                                                  10445.00             10297.00
11/23/2006                                                                  10445.00             10297.00
11/24/2006                                                                  10398.00             10260.00
11/25/2006                                                                  10398.00             10260.00
11/26/2006                                                                  10398.00             10260.00
11/27/2006                                                                  10225.00             10120.00
11/28/2006                                                                  10211.00             10158.00
11/29/2006                                                                  10302.00             10256.00
11/30/2006                                                                  10313.00             10264.00
12/1/2006                                                                   10267.00             10236.00
12/2/2006                                                                   10267.00             10236.00
12/3/2006                                                                   10267.00             10236.00
12/4/2006                                                                   10405.00             10327.00
12/5/2006                                                                   10469.00             10368.00
12/6/2006                                                                   10465.00             10357.00
12/7/2006                                                                   10394.00             10317.00
12/8/2006                                                                   10398.00             10336.00
12/9/2006                                                                   10398.00             10336.00
12/10/2006                                                                  10398.00             10336.00
12/11/2006                                                                  10425.00             10359.00
12/12/2006                                                                  10373.00             10349.00
12/13/2006                                                                  10422.00             10363.00
12/14/2006                                                                  10525.00             10453.00
12/15/2006                                                                  10478.00             10465.00
12/16/2006                                                                  10478.00             10465.00
12/17/2006                                                                  10478.00             10465.00
12/18/2006                                                                  10438.00             10431.00
12/19/2006                                                                  10414.00             10454.00
12/20/2006                                                                  10438.00             10440.00
12/21/2006                                                                  10389.00             10404.00
12/22/2006                                                                  10389.00             10350.00
12/23/2006                                                                  10389.00             10350.00
12/24/2006                                                                  10389.00             10350.00
12/25/2006                                                                  10389.00             10350.00
12/26/2006                                                                  10407.00             10395.00
12/27/2006                                                                  10495.00             10470.00
12/28/2006                                                                  10469.00             10455.00
12/29/2006                                                                  10431.00             10408.00
12/30/2006                                                                  10431.00             10408.00
12/31/2006                                                                  10431.00             10408.00
1/1/2007                                                                    10431.00             10408.00
1/2/2007                                                                    10431.00             10408.00
1/3/2007                                                                    10449.00             10398.00
1/4/2007                                                                    10451.00             10411.00
1/5/2007                                                                    10375.00             10347.00
1/6/2007                                                                    10375.00             10347.00
1/7/2007                                                                    10375.00             10347.00
1/8/2007                                                                    10400.00             10373.00
1/9/2007                                                                    10469.00             10368.00
1/10/2007                                                                   10509.00             10389.00
1/11/2007                                                                   10638.00             10455.00
1/12/2007                                                                   10660.00             10506.00
1/13/2007                                                                   10660.00             10506.00
1/14/2007                                                                   10660.00             10506.00
1/15/2007                                                                   10660.00             10506.00
1/16/2007                                                                   10676.00             10515.00
1/17/2007                                                                   10680.00             10506.00
1/18/2007                                                                   10720.00             10475.00
1/19/2007                                                                   10758.00             10506.00
1/20/2007                                                                   10758.00             10506.00
1/21/2007                                                                   10758.00             10506.00
1/22/2007                                                                   10702.00             10451.00
1/23/2007                                                                   10725.00             10488.00
1/24/2007                                                                   10780.00             10577.00
1/25/2007                                                                   10633.00             10458.00
1/26/2007                                                                   10602.00             10445.00
1/27/2007                                                                   10602.00             10445.00
1/28/2007                                                                   10602.00             10445.00
1/29/2007                                                                   10622.00             10435.00
1/30/2007                                                                   10642.00             10495.00
1/31/2007                                                                   10767.00             10566.00
2/1/2007                                                                    10867.00             10625.00
2/2/2007                                                                    10898.00             10643.00
2/3/2007                                                                    10898.00             10643.00
2/4/2007                                                                    10898.00             10643.00
2/5/2007                                                                    10872.00             10634.00
2/6/2007                                                                    10918.00             10641.00
2/7/2007                                                                    10965.00             10660.00
2/8/2007                                                                    10974.00             10648.00
2/9/2007                                                                    10872.00             10573.00
2/10/2007                                                                   10872.00             10573.00
2/11/2007                                                                   10872.00             10573.00
2/12/2007                                                                   10820.00             10539.00
2/13/2007                                                                   10903.00             10621.00
2/14/2007                                                                   10974.00             10705.00
2/15/2007                                                                   11016.00             10717.00
2/16/2007                                                                   10996.00             10708.00
2/17/2007                                                                   10996.00             10708.00
2/18/2007                                                                   10996.00             10708.00
2/19/2007                                                                   10996.00             10708.00
2/20/2007                                                                   11083.00             10739.00
2/21/2007                                                                   11050.00             10724.00
2/22/2007                                                                   11019.00             10717.00
2/23/2007                                                                   10981.00             10680.00
2/24/2007                                                                   10981.00             10680.00
2/25/2007                                                                   10981.00             10680.00
2/26/2007                                                                   10918.00             10668.00
2/27/2007                                                                   10560.00             10299.00
2/28/2007                                                                   10593.00             10359.00
3/1/2007                                                                    10558.00             10332.00
3/2/2007                                                                    10455.00             10215.00
3/3/2007                                                                    10455.00             10215.00
3/4/2007                                                                    10455.00             10215.00
3/5/2007                                                                    10310.00             10119.00
3/6/2007                                                                    10462.00             10276.00
3/7/2007                                                                    10471.00             10254.00
3/8/2007                                                                    10566.00             10327.00
3/9/2007                                                                    10584.00             10334.00
3/10/2007                                                                   10584.00             10334.00
3/11/2007                                                                   10584.00             10334.00
3/12/2007                                                                   10611.00             10362.00
3/13/2007                                                                   10395.00             10154.00
3/14/2007                                                                   10395.00             10223.00
3/15/2007                                                                   10457.00             10261.00
3/16/2007                                                                   10404.00             10222.00
3/17/2007                                                                   10404.00             10222.00
3/18/2007                                                                   10404.00             10222.00
3/19/2007                                                                   10511.00             10333.00
3/20/2007                                                                   10589.00             10399.00
3/21/2007                                                                   10747.00             10577.00
3/22/2007                                                                   10725.00             10573.00
3/23/2007                                                                   10752.00             10584.00
3/24/2007                                                                   10752.00             10584.00
3/25/2007                                                                   10752.00             10584.00
3/26/2007                                                                   10723.00             10595.00
3/27/2007                                                                   10645.00             10529.00
3/28/2007                                                                   10544.00             10448.00
3/29/2007                                                                   10556.00             10487.00
3/30/2007                                                                   10567.00             10475.00
3/31/2007                                                                   10567.00             10475.00
4/1/2007                                                                    10567.00             10475.00
4/2/2007                                                                    10616.00             10502.00
4/3/2007                                                                    10725.00             10602.00
4/4/2007                                                                    10716.00             10614.00
4/5/2007                                                                    10765.00             10649.00
4/6/2007                                                                    10765.00             10649.00
4/7/2007                                                                    10765.00             10649.00
4/8/2007                                                                    10765.00             10649.00
4/9/2007                                                                    10783.00             10655.00
4/10/2007                                                                   10783.00             10684.00
4/11/2007                                                                   10712.00             10615.00
4/12/2007                                                                   10781.00             10681.00
4/13/2007                                                                   10765.00             10718.00
4/14/2007                                                                   10765.00             10718.00
4/15/2007                                                                   10765.00             10718.00
4/16/2007                                                                   10895.00             10833.00
4/17/2007                                                                   10935.00             10855.00
4/18/2007                                                                   10941.00             10863.00
4/19/2007                                                                   10892.00             10850.00
4/20/2007                                                                   11004.00             10951.00
4/21/2007                                                                   11004.00             10951.00
4/22/2007                                                                   11004.00             10951.00
4/23/2007                                                                   10977.00             10926.00
4/24/2007                                                                   10979.00             10922.00
4/25/2007                                                                   11082.00             11034.00
4/26/2007                                                                   11151.00             11026.00
4/27/2007                                                                   11104.00             11025.00
4/28/2007                                                                   11104.00             11025.00
4/29/2007                                                                   11104.00             11025.00
4/30/2007                                                                   10953.00             10939.00
5/1/2007                                                                    11024.00             10968.00
5/2/2007                                                                    11118.00             11040.00
5/3/2007                                                                    11089.00             11091.00
5/4/2007                                                                    11100.00             11115.00
5/5/2007                                                                    11100.00             11115.00
5/6/2007                                                                    11100.00             11115.00
5/7/2007                                                                    11100.00             11144.00
5/8/2007                                                                    11084.00             11132.00
5/9/2007                                                                    11156.00             11171.00
5/10/2007                                                                   11004.00             11017.00
5/11/2007                                                                   11055.00             11124.00
5/12/2007                                                                   11055.00             11124.00
5/13/2007                                                                   11055.00             11124.00
5/14/2007                                                                   11031.00             11105.00
5/15/2007                                                                   10975.00             11091.00
5/16/2007                                                                   11035.00             11190.00
5/17/2007                                                                   11049.00             11181.00
5/18/2007                                                                   11160.00             11255.00
5/19/2007                                                                   11160.00             11255.00
5/20/2007                                                                   11160.00             11255.00
5/21/2007                                                                   11205.00             11272.00
5/22/2007                                                                   11236.00             11265.00
5/23/2007                                                                   11223.00             11252.00
5/24/2007                                                                   11136.00             11144.00
5/25/2007                                                                   11160.00             11205.00
5/26/2007                                                                   11160.00             11205.00
5/27/2007                                                                   11160.00             11205.00
5/28/2007                                                                   11160.00             11205.00
5/29/2007                                                                   11173.00             11224.00
5/30/2007                                                                   11269.00             11318.00
5/31/2007                                                                   11292.00             11321.00
6/1/2007                                                                    11379.00             11363.00
6/2/2007                                                                    11379.00             11363.00
6/3/2007                                                                    11379.00             11363.00
6/4/2007                                                                    11417.00             11384.00
6/5/2007                                                                    11345.00             11324.00
6/6/2007                                                                    11223.00             11226.00
6/7/2007                                                                    11013.00             11030.00
6/8/2007                                                                    11147.00             11155.00
6/9/2007                                                                    11147.00             11155.00
6/10/2007                                                                   11147.00             11155.00
6/11/2007                                                                   11120.00             11166.00
6/12/2007                                                                   10991.00             11047.00
6/13/2007                                                                   11127.00             11217.00
6/14/2007                                                                   11160.00             11272.00
6/15/2007                                                                   11213.00             11345.00
6/16/2007                                                                   11213.00             11345.00
6/17/2007                                                                   11213.00             11345.00
6/18/2007                                                                   11189.00             11332.00
6/19/2007                                                                   11180.00             11352.00
6/20/2007                                                                   11091.00             11197.00
6/21/2007                                                                   11097.00             11269.00
6/22/2007                                                                   11006.00             11124.00
6/23/2007                                                                   11006.00             11124.00
6/24/2007                                                                   11006.00             11124.00
6/25/2007                                                                   10959.00             11088.00
6/26/2007                                                                   10901.00             11053.00
6/27/2007                                                                   11015.00             11154.00
6/28/2007                                                                   11026.00             11150.00
6/29/2007                                                                   10997.00             11133.00
6/30/2007                                                                   10997.00             11133.00
7/1/2007                                                                    10997.00             11133.00
7/2/2007                                                                    11077.00             11252.00
7/3/2007                                                                    11084.00             11294.00
7/4/2007                                                                    11084.00             11294.00
7/5/2007                                                                    11153.00             11298.00
7/6/2007                                                                    11252.00             11339.00
7/7/2007                                                                    11252.00             11339.00
7/8/2007                                                                    11252.00             11339.00
7/9/2007                                                                    11202.00             11349.00
7/10/2007                                                                   10968.00             11188.00
7/11/2007                                                                   11001.00             11254.00
7/12/2007                                                                   11153.00             11468.00
7/13/2007                                                                   11189.00             11504.00
7/14/2007                                                                   11189.00             11504.00
7/15/2007                                                                   11189.00             11504.00
7/16/2007                                                                   11129.00             11482.00
7/17/2007                                                                   11100.00             11481.00
7/18/2007                                                                   11055.00             11458.00
7/19/2007                                                                   11124.00             11510.00
7/20/2007                                                                   10948.00             11369.00
7/21/2007                                                                   10948.00             11369.00
7/22/2007                                                                   10948.00             11369.00
7/23/2007                                                                   10923.00             11425.00
7/24/2007                                                                   10704.00             11199.00
7/25/2007                                                                   10691.00             11251.00
7/26/2007                                                                   10376.00             10988.00
7/27/2007                                                                   10213.00             10814.00
7/28/2007                                                                   10213.00             10814.00
7/29/2007                                                                   10213.00             10814.00
7/30/2007                                                                   10316.00             10925.00
7/31/2007                                                                   10202.00             10787.00
8/1/2007                                                                    10197.00             10866.00
8/2/2007                                                                    10291.00             10916.00
8/3/2007                                                                     9978.00             10627.00
8/4/2007                                                                     9978.00             10627.00
8/5/2007                                                                     9978.00             10627.00
8/6/2007                                                                    10137.00             10884.00
8/7/2007                                                                    10193.00             10951.00
8/8/2007                                                                    10300.00             11109.00
8/9/2007                                                                    10007.00             10781.00
8/10/2007                                                                   10030.00             10786.00
8/11/2007                                                                   10030.00             10786.00
8/12/2007                                                                   10030.00             10786.00
8/13/2007                                                                   10050.00             10782.00
8/14/2007                                                                    9777.00             10587.00
8/15/2007                                                                    9612.00             10443.00
8/16/2007                                                                    9619.00             10477.00
8/17/2007                                                                    9804.00             10735.00
8/18/2007                                                                    9804.00             10735.00
8/19/2007                                                                    9804.00             10735.00
8/20/2007                                                                    9844.00             10732.00
8/21/2007                                                                    9900.00             10744.00
8/22/2007                                                                   10027.00             10870.00
8/23/2007                                                                    9985.00             10858.00
8/24/2007                                                                   10121.00             10985.00
8/25/2007                                                                   10121.00             10985.00
8/26/2007                                                                   10121.00             10985.00
8/27/2007                                                                    9989.00             10892.00
8/28/2007                                                                    9730.00             10636.00
8/29/2007                                                                    9983.00             10872.00
8/30/2007                                                                    9934.00             10827.00
8/31/2007                                                                   10081.00             10949.00
9/1/2007                                                                    10081.00             10949.00
9/2/2007                                                                    10081.00             10949.00
9/3/2007                                                                    10081.00             10949.00
9/4/2007                                                                    10108.00             11064.00
9/5/2007                                                                     9969.00             10942.00
9/6/2007                                                                     9972.00             10990.00
9/7/2007                                                                     9744.00             10804.00
9/8/2007                                                                     9744.00             10804.00
9/9/2007                                                                     9744.00             10804.00
9/10/2007                                                                    9639.00             10791.00
9/11/2007                                                                    9748.00             10938.00
9/12/2007                                                                    9717.00             10942.00
9/13/2007                                                                    9831.00             11034.00
9/14/2007                                                                    9891.00             11037.00
9/15/2007                                                                    9891.00             11037.00
9/16/2007                                                                    9891.00             11037.00
9/17/2007                                                                    9829.00             10980.00
9/18/2007                                                                   10188.00             11301.00
9/19/2007                                                                   10249.00             11370.00
9/20/2007                                                                   10065.00             11296.00
9/21/2007                                                                   10047.00             11348.00
9/22/2007                                                                   10047.00             11348.00
9/23/2007                                                                   10047.00             11348.00
9/24/2007                                                                    9944.00             11289.00
9/25/2007                                                                    9826.00             11285.00
9/26/2007                                                                    9902.00             11348.00
9/27/2007                                                                    9922.00             11393.00
9/28/2007                                                                    9929.00             11359.00
9/29/2007                                                                    9929.00             11359.00
9/30/2007                                                                    9929.00             11359.00
10/1/2007                                                                   10070.00             11510.00
10/2/2007                                                                   10164.00             11507.00
10/3/2007                                                                   10215.00             11457.00
10/4/2007                                                                   10128.00             11481.00
10/5/2007                                                                   10320.00             11594.00
10/6/2007                                                                   10320.00             11594.00
10/7/2007                                                                   10320.00             11594.00
10/8/2007                                                                   10260.00             11557.00
10/9/2007                                                                   10260.00             11650.00
10/10/2007                                                                  10276.00             11631.00
10/11/2007                                                                  10195.00             11572.00
10/12/2007                                                                  10188.00             11627.00
10/13/2007                                                                  10188.00             11627.00
10/14/2007                                                                  10188.00             11627.00
10/15/2007                                                                  10027.00             11530.00
10/16/2007                                                                   9949.00             11454.00
10/17/2007                                                                   9931.00             11475.00
10/18/2007                                                                   9859.00             11467.00
10/19/2007                                                                   9618.00             11173.00
10/20/2007                                                                   9618.00             11173.00
10/21/2007                                                                   9618.00             11173.00
10/22/2007                                                                   9761.00             11216.00
10/23/2007                                                                   9776.00             11315.00
10/24/2007                                                                   9770.00             11287.00
10/25/2007                                                                   9745.00             11276.00
10/26/2007                                                                   9857.00             11432.00
10/27/2007                                                                   9857.00             11432.00
10/28/2007                                                                   9857.00             11432.00
10/29/2007                                                                   9900.00             11476.00
10/30/2007                                                                   9906.00             11402.00
10/31/2007                                                                   9960.00             11539.00
                                                                             S&P 500
                                                                         EQUAL WEIGHTED
                                                                     CONSUMER DISCRETIONARY
                                                                          TOTAL RETURN
                                                                            INDEX(C)
                                                                     ----------------------
11/1/2006                                                                   10001.00
11/2/2006                                                                    9979.00
11/3/2006                                                                    9912.00
11/4/2006                                                                    9912.00
11/5/2006                                                                    9912.00
11/6/2006                                                                   10055.00
11/7/2006                                                                   10069.00
11/8/2006                                                                   10122.00
11/9/2006                                                                   10075.00
11/10/2006                                                                  10165.00
11/11/2006                                                                  10165.00
11/12/2006                                                                  10165.00
11/13/2006                                                                  10174.00
11/14/2006                                                                  10299.00
11/15/2006                                                                  10360.00
11/16/2006                                                                  10436.00
11/17/2006                                                                  10389.00
11/18/2006                                                                  10389.00
11/19/2006                                                                  10389.00
11/20/2006                                                                  10343.00
11/21/2006                                                                  10390.00
11/22/2006                                                                  10445.00
11/23/2006                                                                  10445.00
11/24/2006                                                                  10398.00
11/25/2006                                                                  10398.00
11/26/2006                                                                  10398.00
11/27/2006                                                                  10225.00
11/28/2006                                                                  10212.00
11/29/2006                                                                  10303.00
11/30/2006                                                                  10314.00
12/1/2006                                                                   10267.00
12/2/2006                                                                   10267.00
12/3/2006                                                                   10267.00
12/4/2006                                                                   10405.00
12/5/2006                                                                   10471.00
12/6/2006                                                                   10466.00
12/7/2006                                                                   10395.00
12/8/2006                                                                   10400.00
12/9/2006                                                                   10400.00
12/10/2006                                                                  10400.00
12/11/2006                                                                  10428.00
12/12/2006                                                                  10375.00
12/13/2006                                                                  10425.00
12/14/2006                                                                  10529.00
12/15/2006                                                                  10481.00
12/16/2006                                                                  10481.00
12/17/2006                                                                  10481.00
12/18/2006                                                                  10441.00
12/19/2006                                                                  10417.00
12/20/2006                                                                  10442.00
12/21/2006                                                                  10393.00
12/22/2006                                                                  10395.00
12/23/2006                                                                  10395.00
12/24/2006                                                                  10395.00
12/25/2006                                                                  10395.00
12/26/2006                                                                  10412.00
12/27/2006                                                                  10500.00
12/28/2006                                                                  10474.00
12/29/2006                                                                  10436.00
12/30/2006                                                                  10436.00
12/31/2006                                                                  10436.00
1/1/2007                                                                    10436.00
1/2/2007                                                                    10436.00
1/3/2007                                                                    10455.00
1/4/2007                                                                    10458.00
1/5/2007                                                                    10381.00
1/6/2007                                                                    10381.00
1/7/2007                                                                    10381.00
1/8/2007                                                                    10407.00
1/9/2007                                                                    10477.00
1/10/2007                                                                   10517.00
1/11/2007                                                                   10646.00
1/12/2007                                                                   10669.00
1/13/2007                                                                   10669.00
1/14/2007                                                                   10669.00
1/15/2007                                                                   10669.00
1/16/2007                                                                   10686.00
1/17/2007                                                                   10690.00
1/18/2007                                                                   10731.00
1/19/2007                                                                   10768.00
1/20/2007                                                                   10768.00
1/21/2007                                                                   10768.00
1/22/2007                                                                   10712.00
1/23/2007                                                                   10735.00
1/24/2007                                                                   10792.00
1/25/2007                                                                   10645.00
1/26/2007                                                                   10613.00
1/27/2007                                                                   10613.00
1/28/2007                                                                   10613.00
1/29/2007                                                                   10633.00
1/30/2007                                                                   10654.00
1/31/2007                                                                   10780.00
2/1/2007                                                                    10879.00
2/2/2007                                                                    10910.00
2/3/2007                                                                    10910.00
2/4/2007                                                                    10910.00
2/5/2007                                                                    10884.00
2/6/2007                                                                    10931.00
2/7/2007                                                                    10978.00
2/8/2007                                                                    10988.00
2/9/2007                                                                    10885.00
2/10/2007                                                                   10885.00
2/11/2007                                                                   10885.00
2/12/2007                                                                   10835.00
2/13/2007                                                                   10916.00
2/14/2007                                                                   10989.00
2/15/2007                                                                   11030.00
2/16/2007                                                                   11011.00
2/17/2007                                                                   11011.00
2/18/2007                                                                   11011.00
2/19/2007                                                                   11011.00
2/20/2007                                                                   11098.00
2/21/2007                                                                   11065.00
2/22/2007                                                                   11034.00
2/23/2007                                                                   10996.00
2/24/2007                                                                   10996.00
2/25/2007                                                                   10996.00
2/26/2007                                                                   10933.00
2/27/2007                                                                   10574.00
2/28/2007                                                                   10609.00
3/1/2007                                                                    10572.00
3/2/2007                                                                    10470.00
3/3/2007                                                                    10470.00
3/4/2007                                                                    10470.00
3/5/2007                                                                    10324.00
3/6/2007                                                                    10478.00
3/7/2007                                                                    10486.00
3/8/2007                                                                    10583.00
3/9/2007                                                                    10600.00
3/10/2007                                                                   10600.00
3/11/2007                                                                   10600.00
3/12/2007                                                                   10628.00
3/13/2007                                                                   10411.00
3/14/2007                                                                   10411.00
3/15/2007                                                                   10474.00
3/16/2007                                                                   10421.00
3/17/2007                                                                   10421.00
3/18/2007                                                                   10421.00
3/19/2007                                                                   10530.00
3/20/2007                                                                   10606.00
3/21/2007                                                                   10767.00
3/22/2007                                                                   10743.00
3/23/2007                                                                   10772.00
3/24/2007                                                                   10772.00
3/25/2007                                                                   10772.00
3/26/2007                                                                   10741.00
3/27/2007                                                                   10664.00
3/28/2007                                                                   10565.00
3/29/2007                                                                   10575.00
3/30/2007                                                                   10587.00
3/31/2007                                                                   10587.00
4/1/2007                                                                    10587.00
4/2/2007                                                                    10636.00
4/3/2007                                                                    10745.00
4/4/2007                                                                    10736.00
4/5/2007                                                                    10786.00
4/6/2007                                                                    10786.00
4/7/2007                                                                    10786.00
4/8/2007                                                                    10786.00
4/9/2007                                                                    10805.00
4/10/2007                                                                   10806.00
4/11/2007                                                                   10734.00
4/12/2007                                                                   10803.00
4/13/2007                                                                   10788.00
4/14/2007                                                                   10788.00
4/15/2007                                                                   10788.00
4/16/2007                                                                   10917.00
4/17/2007                                                                   10958.00
4/18/2007                                                                   10965.00
4/19/2007                                                                   10915.00
4/20/2007                                                                   11028.00
4/21/2007                                                                   11028.00
4/22/2007                                                                   11028.00
4/23/2007                                                                   11002.00
4/24/2007                                                                   11004.00
4/25/2007                                                                   11107.00
4/26/2007                                                                   11177.00
4/27/2007                                                                   11129.00
4/28/2007                                                                   11129.00
4/29/2007                                                                   11129.00
4/30/2007                                                                   10977.00
5/1/2007                                                                    11049.00
5/2/2007                                                                    11145.00
5/3/2007                                                                    11115.00
5/4/2007                                                                    11125.00
5/5/2007                                                                    11125.00
5/6/2007                                                                    11125.00
5/7/2007                                                                    11126.00
5/8/2007                                                                    11110.00
5/9/2007                                                                    11183.00
5/10/2007                                                                   11031.00
5/11/2007                                                                   11083.00
5/12/2007                                                                   11083.00
5/13/2007                                                                   11083.00
5/14/2007                                                                   11059.00
5/15/2007                                                                   11002.00
5/16/2007                                                                   11062.00
5/17/2007                                                                   11078.00
5/18/2007                                                                   11188.00
5/19/2007                                                                   11188.00
5/20/2007                                                                   11188.00
5/21/2007                                                                   11234.00
5/22/2007                                                                   11266.00
5/23/2007                                                                   11252.00
5/24/2007                                                                   11164.00
5/25/2007                                                                   11189.00
5/26/2007                                                                   11189.00
5/27/2007                                                                   11189.00
5/28/2007                                                                   11189.00
5/29/2007                                                                   11204.00
5/30/2007                                                                   11299.00
5/31/2007                                                                   11323.00
6/1/2007                                                                    11411.00
6/2/2007                                                                    11411.00
6/3/2007                                                                    11411.00
6/4/2007                                                                    11450.00
6/5/2007                                                                    11378.00
6/6/2007                                                                    11255.00
6/7/2007                                                                    11044.00
6/8/2007                                                                    11178.00
6/9/2007                                                                    11178.00
6/10/2007                                                                   11178.00
6/11/2007                                                                   11150.00
6/12/2007                                                                   11020.00
6/13/2007                                                                   11158.00
6/14/2007                                                                   11191.00
6/15/2007                                                                   11245.00
6/16/2007                                                                   11245.00
6/17/2007                                                                   11245.00
6/18/2007                                                                   11222.00
6/19/2007                                                                   11214.00
6/20/2007                                                                   11127.00
6/21/2007                                                                   11135.00
6/22/2007                                                                   11044.00
6/23/2007                                                                   11044.00
6/24/2007                                                                   11044.00
6/25/2007                                                                   10997.00
6/26/2007                                                                   10938.00
6/27/2007                                                                   11051.00
6/28/2007                                                                   11064.00
6/29/2007                                                                   11035.00
6/30/2007                                                                   11035.00
7/1/2007                                                                    11035.00
7/2/2007                                                                    11115.00
7/3/2007                                                                    11123.00
7/4/2007                                                                    11123.00
7/5/2007                                                                    11193.00
7/6/2007                                                                    11291.00
7/7/2007                                                                    11291.00
7/8/2007                                                                    11291.00
7/9/2007                                                                    11242.00
7/10/2007                                                                   11008.00
7/11/2007                                                                   11040.00
7/12/2007                                                                   11195.00
7/13/2007                                                                   11230.00
7/14/2007                                                                   11230.00
7/15/2007                                                                   11230.00
7/16/2007                                                                   11169.00
7/17/2007                                                                   11142.00
7/18/2007                                                                   11097.00
7/19/2007                                                                   11166.00
7/20/2007                                                                   10990.00
7/21/2007                                                                   10990.00
7/22/2007                                                                   10990.00
7/23/2007                                                                   10963.00
7/24/2007                                                                   10744.00
7/25/2007                                                                   10730.00
7/26/2007                                                                   10414.00
7/27/2007                                                                   10251.00
7/28/2007                                                                   10251.00
7/29/2007                                                                   10251.00
7/30/2007                                                                   10355.00
7/31/2007                                                                   10240.00
8/1/2007                                                                    10235.00
8/2/2007                                                                    10331.00
8/3/2007                                                                    10017.00
8/4/2007                                                                    10017.00
8/5/2007                                                                    10017.00
8/6/2007                                                                    10175.00
8/7/2007                                                                    10232.00
8/8/2007                                                                    10340.00
8/9/2007                                                                    10048.00
8/10/2007                                                                   10070.00
8/11/2007                                                                   10070.00
8/12/2007                                                                   10070.00
8/13/2007                                                                   10089.00
8/14/2007                                                                    9816.00
8/15/2007                                                                    9650.00
8/16/2007                                                                    9656.00
8/17/2007                                                                    9843.00
8/18/2007                                                                    9843.00
8/19/2007                                                                    9843.00
8/20/2007                                                                    9885.00
8/21/2007                                                                    9940.00
8/22/2007                                                                   10067.00
8/23/2007                                                                   10025.00
8/24/2007                                                                   10163.00
8/25/2007                                                                   10163.00
8/26/2007                                                                   10163.00
8/27/2007                                                                   10029.00
8/28/2007                                                                    9769.00
8/29/2007                                                                   10025.00
8/30/2007                                                                    9974.00
8/31/2007                                                                   10123.00
9/1/2007                                                                    10123.00
9/2/2007                                                                    10123.00
9/3/2007                                                                    10123.00
9/4/2007                                                                    10151.00
9/5/2007                                                                    10011.00
9/6/2007                                                                    10015.00
9/7/2007                                                                     9784.00
9/8/2007                                                                     9784.00
9/9/2007                                                                     9784.00
9/10/2007                                                                    9679.00
9/11/2007                                                                    9790.00
9/12/2007                                                                    9758.00
9/13/2007                                                                    9874.00
9/14/2007                                                                    9935.00
9/15/2007                                                                    9935.00
9/16/2007                                                                    9935.00
9/17/2007                                                                    9871.00
9/18/2007                                                                   10234.00
9/19/2007                                                                   10296.00
9/20/2007                                                                   10111.00
9/21/2007                                                                   10091.00
9/22/2007                                                                   10091.00
9/23/2007                                                                   10091.00
9/24/2007                                                                    9992.00
9/25/2007                                                                    9875.00
9/26/2007                                                                    9952.00
9/27/2007                                                                    9971.00
9/28/2007                                                                    9979.00
9/29/2007                                                                    9979.00
9/30/2007                                                                    9979.00
10/1/2007                                                                   10119.00
10/2/2007                                                                   10210.00
10/3/2007                                                                   10259.00
10/4/2007                                                                   10174.00
10/5/2007                                                                   10366.00
10/6/2007                                                                   10366.00
10/7/2007                                                                   10366.00
10/8/2007                                                                   10308.00
10/9/2007                                                                   10310.00
10/10/2007                                                                  10326.00
10/11/2007                                                                  10245.00
10/12/2007                                                                  10241.00
10/13/2007                                                                  10241.00
10/14/2007                                                                  10241.00
10/15/2007                                                                  10079.00
10/16/2007                                                                  10004.00
10/17/2007                                                                   9986.00
10/18/2007                                                                   9929.00
10/19/2007                                                                   9692.00
10/20/2007                                                                   9692.00
10/21/2007                                                                   9692.00
10/22/2007                                                                   9819.00
10/23/2007                                                                   9842.00
10/24/2007                                                                   9835.00
10/25/2007                                                                   9809.00
10/26/2007                                                                   9922.00
10/27/2007                                                                   9922.00
10/28/2007                                                                   9922.00
10/29/2007                                                                   9965.00
10/30/2007                                                                   9971.00
10/31/2007                                                                  10027.00




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                     SINCE INCEPTION
                                                                         (11/1/2006)
                                                                     ---------------
RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF.................            -0.40%
S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY TOTAL RETURN INDEX....             0.27%
S&P 500 TOTAL RETURN INDEX........................................            15.39%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P Equal Weight Consumer Discretionary ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

         DESCRIPTION                                                % OF NET ASSETS
------------------------------------------------------------------------------------
APOLLO GROUP, INC. -- CLASS A                                             1.49%
DILLARD'S, INC. -- CLASS A                                                1.30%
YUM! BRANDS, INC.                                                         1.29%
GENERAL MOTORS CORP.                                                      1.28%
AUTOZONE, INC.                                                            1.27%
TRIBUNE CO.                                                               1.26%
JOHNSON CONTROLS, INC.                                                    1.25%
MEREDITH CORP.                                                            1.25%
HARLEY-DAVIDSON, INC.                                                     1.24%
NIKE, INC. -- CLASS B                                                     1.24%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Media                                                                Specialty Retail    Household Durables
19.57                                                                           19.27                 14.55

Media                                                                Hotels, Restaurants & Leisure    Multiline Retail
19.57                                                                                        12.65                9.59

Media                                                                Textiles, Apparel & Luxury Goods
19.57                                                                                            6.39

Media                                                                Leisure Equipment & Products    Automobiles
19.57                                                                                        4.54           3.75

Media                                                                Internet & Catalog Retail    Diversified Consumer Services
19.57                                                                                     3.46                             2.68

Media                                                                Auto Components    Distributors
19.57                                                                           2.47            1.08




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               21                 ANNUAL REPORT

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the period since inception (November 1, 2006) through October 31, 2007, Rydex S&P Equal Weight Consumer Staples ETF returned 11.45%. For the same period its benchmark, the S&P Equal Weight Consumer Staples Total Return Index delivered a 12.51% return.

Consumer staples is a late-cycle sector and performed in line with the overall market in the past year. All of its industry groups delivered positive returns.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                                                              S&P 500
                                                                         RYDEX S&P                        EQUAL WEIGHTED
                                                                       EQUAL WEIGHT         S&P 500      CONSUMER STAPLES
                                                                     CONSUMER STAPLES    TOTAL RETURN      TOTAL RETURN
                                                                          ETF(A)           INDEX(B)          INDEX(C)
                                                                     ----------------    ------------    ----------------
11/1/2006                                                                10000.00          10000.00           9999.00
11/2/2006                                                                 9981.00           9999.00           9981.00
11/3/2006                                                                 9846.00           9978.00           9845.00
11/4/2006                                                                 9846.00           9978.00           9845.00
11/5/2006                                                                 9846.00           9978.00           9845.00
11/6/2006                                                                 9927.00          10091.00           9927.00
11/7/2006                                                                 9911.00          10114.00           9911.00
11/8/2006                                                                 9975.00          10137.00           9975.00
11/9/2006                                                                 9940.00          10085.00           9939.00
11/10/2006                                                                9950.00          10104.00           9950.00
11/11/2006                                                                9950.00          10104.00           9950.00
11/12/2006                                                                9950.00          10104.00           9950.00
11/13/2006                                                                9936.00          10132.00           9937.00
11/14/2006                                                                9979.00          10198.00           9981.00
11/15/2006                                                               10010.00          10225.00          10010.00
11/16/2006                                                               10064.00          10249.00          10064.00
11/17/2006                                                               10056.00          10259.00          10057.00
11/18/2006                                                               10056.00          10259.00          10057.00
11/19/2006                                                               10056.00          10259.00          10057.00
11/20/2006                                                               10035.00          10254.00          10036.00
11/21/2006                                                               10027.00          10272.00          10027.00
11/22/2006                                                               10056.00          10297.00          10058.00
11/23/2006                                                               10056.00          10297.00          10058.00
11/24/2006                                                               10031.00          10260.00          10032.00
11/25/2006                                                               10031.00          10260.00          10032.00
11/26/2006                                                               10031.00          10260.00          10032.00
11/27/2006                                                                9913.00          10120.00           9915.00
11/28/2006                                                                9956.00          10158.00           9958.00
11/29/2006                                                               10042.00          10256.00          10044.00
11/30/2006                                                               10029.00          10264.00          10032.00
12/1/2006                                                                 9994.00          10236.00           9996.00
12/2/2006                                                                 9994.00          10236.00           9996.00
12/3/2006                                                                 9994.00          10236.00           9996.00
12/4/2006                                                                10139.00          10327.00          10142.00
12/5/2006                                                                10203.00          10368.00          10207.00
12/6/2006                                                                10195.00          10357.00          10200.00
12/7/2006                                                                10160.00          10317.00          10164.00
12/8/2006                                                                10183.00          10336.00          10187.00
12/9/2006                                                                10183.00          10336.00          10187.00
12/10/2006                                                               10183.00          10336.00          10187.00
12/11/2006                                                               10193.00          10359.00          10197.00
12/12/2006                                                               10228.00          10349.00          10233.00
12/13/2006                                                               10212.00          10363.00          10216.00
12/14/2006                                                               10262.00          10453.00          10266.00
12/15/2006                                                               10251.00          10465.00          10256.00
12/16/2006                                                               10251.00          10465.00          10256.00
12/17/2006                                                               10251.00          10465.00          10256.00
12/18/2006                                                               10233.00          10431.00          10239.00
12/19/2006                                                               10247.00          10454.00          10254.00
12/20/2006                                                               10226.00          10440.00          10233.00
12/21/2006                                                               10243.00          10404.00          10249.00
12/22/2006                                                               10233.00          10350.00          10239.00
12/23/2006                                                               10233.00          10350.00          10239.00
12/24/2006                                                               10233.00          10350.00          10239.00
12/25/2006                                                               10233.00          10350.00          10239.00
12/26/2006                                                               10257.00          10395.00          10265.00
12/27/2006                                                               10290.00          10470.00          10298.00
12/28/2006                                                               10282.00          10455.00          10290.00
12/29/2006                                                               10230.00          10408.00          10238.00
12/30/2006                                                               10230.00          10408.00          10238.00
12/31/2006                                                               10230.00          10408.00          10238.00
1/1/2007                                                                 10230.00          10408.00          10238.00
1/2/2007                                                                 10230.00          10408.00          10238.00
1/3/2007                                                                 10234.00          10398.00          10242.00
1/4/2007                                                                 10209.00          10411.00          10217.00
1/5/2007                                                                 10145.00          10347.00          10152.00
1/6/2007                                                                 10145.00          10347.00          10152.00
1/7/2007                                                                 10145.00          10347.00          10152.00
1/8/2007                                                                 10166.00          10373.00          10174.00
1/9/2007                                                                 10176.00          10368.00          10185.00
1/10/2007                                                                10209.00          10389.00          10218.00
1/11/2007                                                                10278.00          10455.00          10288.00
1/12/2007                                                                10259.00          10506.00          10268.00
1/13/2007                                                                10259.00          10506.00          10268.00
1/14/2007                                                                10259.00          10506.00          10268.00
1/15/2007                                                                10259.00          10506.00          10268.00
1/16/2007                                                                10270.00          10515.00          10279.00
1/17/2007                                                                10249.00          10506.00          10260.00
1/18/2007                                                                10259.00          10475.00          10269.00
1/19/2007                                                                10278.00          10506.00          10289.00
1/20/2007                                                                10278.00          10506.00          10289.00
1/21/2007                                                                10278.00          10506.00          10289.00
1/22/2007                                                                10297.00          10451.00          10308.00
1/23/2007                                                                10309.00          10488.00          10320.00
1/24/2007                                                                10343.00          10577.00          10355.00
1/25/2007                                                                10291.00          10458.00          10301.00
1/26/2007                                                                10280.00          10445.00          10292.00
1/27/2007                                                                10280.00          10445.00          10292.00
1/28/2007                                                                10280.00          10445.00          10292.00
1/29/2007                                                                10307.00          10435.00          10318.00
1/30/2007                                                                10341.00          10495.00          10352.00
1/31/2007                                                                10416.00          10566.00          10428.00
2/1/2007                                                                 10509.00          10625.00          10521.00
2/2/2007                                                                 10503.00          10643.00          10516.00
2/3/2007                                                                 10503.00          10643.00          10516.00
2/4/2007                                                                 10503.00          10643.00          10516.00
2/5/2007                                                                 10468.00          10634.00          10482.00
2/6/2007                                                                 10482.00          10641.00          10496.00
2/7/2007                                                                 10441.00          10660.00          10454.00
2/8/2007                                                                 10430.00          10648.00          10443.00
2/9/2007                                                                 10411.00          10573.00          10426.00
2/10/2007                                                                10411.00          10573.00          10426.00
2/11/2007                                                                10411.00          10573.00          10426.00
2/12/2007                                                                10409.00          10539.00          10423.00
2/13/2007                                                                10486.00          10621.00          10502.00
2/14/2007                                                                10532.00          10705.00          10546.00
2/15/2007                                                                10609.00          10717.00          10625.00
2/16/2007                                                                10630.00          10708.00          10646.00
2/17/2007                                                                10630.00          10708.00          10646.00
2/18/2007                                                                10630.00          10708.00          10646.00
2/19/2007                                                                10630.00          10708.00          10646.00
2/20/2007                                                                10693.00          10739.00          10709.00
2/21/2007                                                                10638.00          10724.00          10655.00
2/22/2007                                                                10613.00          10717.00          10629.00
2/23/2007                                                                10576.00          10680.00          10593.00
2/24/2007                                                                10576.00          10680.00          10593.00
2/25/2007                                                                10576.00          10680.00          10593.00
2/26/2007                                                                10588.00          10668.00          10605.00
2/27/2007                                                                10293.00          10299.00          10308.00
2/28/2007                                                                10359.00          10359.00          10375.00
3/1/2007                                                                 10295.00          10332.00          10310.00
3/2/2007                                                                 10186.00          10215.00          10203.00
3/3/2007                                                                 10186.00          10215.00          10203.00
3/4/2007                                                                 10186.00          10215.00          10203.00
3/5/2007                                                                 10159.00          10119.00          10174.00
3/6/2007                                                                 10253.00          10276.00          10269.00
3/7/2007                                                                 10197.00          10254.00          10213.00
3/8/2007                                                                 10288.00          10327.00          10306.00
3/9/2007                                                                 10313.00          10334.00          10330.00
3/10/2007                                                                10313.00          10334.00          10330.00
3/11/2007                                                                10313.00          10334.00          10330.00
3/12/2007                                                                10357.00          10362.00          10376.00
3/13/2007                                                                10199.00          10154.00          10217.00
3/14/2007                                                                10249.00          10223.00          10266.00
3/15/2007                                                                10328.00          10261.00          10347.00
3/16/2007                                                                10294.00          10222.00          10314.00
3/17/2007                                                                10294.00          10222.00          10314.00
3/18/2007                                                                10294.00          10222.00          10314.00
3/19/2007                                                                10359.00          10333.00          10378.00
3/20/2007                                                                10440.00          10399.00          10461.00
3/21/2007                                                                10561.00          10577.00          10583.00
3/22/2007                                                                10582.00          10573.00          10603.00
3/23/2007                                                                10615.00          10584.00          10637.00
3/24/2007                                                                10615.00          10584.00          10637.00
3/25/2007                                                                10615.00          10584.00          10637.00
3/26/2007                                                                10625.00          10595.00          10649.00
3/27/2007                                                                10548.00          10529.00          10571.00
3/28/2007                                                                10540.00          10448.00          10562.00
3/29/2007                                                                10551.00          10487.00          10574.00
3/30/2007                                                                10592.00          10475.00          10615.00
3/31/2007                                                                10592.00          10475.00          10615.00
4/1/2007                                                                 10592.00          10475.00          10615.00
4/2/2007                                                                 10621.00          10502.00          10643.00
4/3/2007                                                                 10690.00          10602.00          10710.00
4/4/2007                                                                 10707.00          10614.00          10727.00
4/5/2007                                                                 10732.00          10649.00          10753.00
4/6/2007                                                                 10732.00          10649.00          10753.00
4/7/2007                                                                 10732.00          10649.00          10753.00
4/8/2007                                                                 10732.00          10649.00          10753.00
4/9/2007                                                                 10743.00          10655.00          10765.00
4/10/2007                                                                10759.00          10684.00          10781.00
4/11/2007                                                                10699.00          10615.00          10720.00
4/12/2007                                                                10749.00          10681.00          10770.00
4/13/2007                                                                10770.00          10718.00          10793.00
4/14/2007                                                                10770.00          10718.00          10793.00
4/15/2007                                                                10770.00          10718.00          10793.00
4/16/2007                                                                10841.00          10833.00          10864.00
4/17/2007                                                                10870.00          10855.00          10894.00
4/18/2007                                                                10853.00          10863.00          10877.00
4/19/2007                                                                10891.00          10850.00          10914.00
4/20/2007                                                                10979.00          10951.00          11002.00
4/21/2007                                                                10979.00          10951.00          11002.00
4/22/2007                                                                10979.00          10951.00          11002.00
4/23/2007                                                                10993.00          10926.00          11018.00
4/24/2007                                                                11012.00          10922.00          11037.00
4/25/2007                                                                11060.00          11034.00          11085.00
4/26/2007                                                                11029.00          11026.00          11054.00
4/27/2007                                                                10987.00          11025.00          11013.00
4/28/2007                                                                10987.00          11025.00          11013.00
4/29/2007                                                                10987.00          11025.00          11013.00
4/30/2007                                                                10951.00          10939.00          10976.00
5/1/2007                                                                 10949.00          10968.00          10975.00
5/2/2007                                                                 10987.00          11040.00          11012.00
5/3/2007                                                                 10954.00          11091.00          10979.00
5/4/2007                                                                 10951.00          11115.00          10978.00
5/5/2007                                                                 10951.00          11115.00          10978.00
5/6/2007                                                                 10951.00          11115.00          10978.00
5/7/2007                                                                 10977.00          11144.00          11003.00
5/8/2007                                                                 10954.00          11132.00          10980.00
5/9/2007                                                                 10954.00          11171.00          10981.00
5/10/2007                                                                10807.00          11017.00          10834.00
5/11/2007                                                                10832.00          11124.00          10859.00
5/12/2007                                                                10832.00          11124.00          10859.00
5/13/2007                                                                10832.00          11124.00          10859.00
5/14/2007                                                                10830.00          11105.00          10857.00
5/15/2007                                                                10847.00          11091.00          10874.00
5/16/2007                                                                10962.00          11190.00          10990.00
5/17/2007                                                                10939.00          11181.00          10966.00
5/18/2007                                                                11000.00          11255.00          11028.00
5/19/2007                                                                11000.00          11255.00          11028.00
5/20/2007                                                                11000.00          11255.00          11028.00
5/21/2007                                                                10956.00          11272.00          10984.00
5/22/2007                                                                10958.00          11265.00          10986.00
5/23/2007                                                                10947.00          11252.00          10977.00
5/24/2007                                                                10903.00          11144.00          10932.00
5/25/2007                                                                10960.00          11205.00          10991.00
5/26/2007                                                                10960.00          11205.00          10991.00
5/27/2007                                                                10960.00          11205.00          10991.00
5/28/2007                                                                10960.00          11205.00          10991.00
5/29/2007                                                                11006.00          11224.00          11036.00
5/30/2007                                                                11048.00          11318.00          11078.00
5/31/2007                                                                11052.00          11321.00          11083.00
6/1/2007                                                                 11140.00          11363.00          11171.00
6/2/2007                                                                 11140.00          11363.00          11171.00
6/3/2007                                                                 11140.00          11363.00          11171.00
6/4/2007                                                                 11096.00          11384.00          11126.00
6/5/2007                                                                 11023.00          11324.00          11055.00
6/6/2007                                                                 10935.00          11226.00          10966.00
6/7/2007                                                                 10795.00          11030.00          10825.00
6/8/2007                                                                 10874.00          11155.00          10907.00
6/9/2007                                                                 10874.00          11155.00          10907.00
6/10/2007                                                                10874.00          11155.00          10907.00
6/11/2007                                                                10903.00          11166.00          10936.00
6/12/2007                                                                10801.00          11047.00          10834.00
6/13/2007                                                                10943.00          11217.00          10975.00
6/14/2007                                                                10933.00          11272.00          10964.00
6/15/2007                                                                10971.00          11345.00          11004.00
6/16/2007                                                                10971.00          11345.00          11004.00
6/17/2007                                                                10971.00          11345.00          11004.00
6/18/2007                                                                10971.00          11332.00          11005.00
6/19/2007                                                                10911.00          11352.00          10959.00
6/20/2007                                                                10808.00          11197.00          10882.00
6/21/2007                                                                10894.00          11269.00          10970.00
6/22/2007                                                                10765.00          11124.00          10838.00
6/23/2007                                                                10765.00          11124.00          10838.00
6/24/2007                                                                10765.00          11124.00          10838.00
6/25/2007                                                                10746.00          11088.00          10820.00
6/26/2007                                                                10710.00          11053.00          10784.00
6/27/2007                                                                10806.00          11154.00          10882.00
6/28/2007                                                                10827.00          11150.00          10904.00
6/29/2007                                                                10838.00          11133.00          10913.00
6/30/2007                                                                10838.00          11133.00          10913.00
7/1/2007                                                                 10838.00          11133.00          10913.00
7/2/2007                                                                 10909.00          11252.00          10987.00
7/3/2007                                                                 10905.00          11294.00          10984.00
7/4/2007                                                                 10905.00          11294.00          10984.00
7/5/2007                                                                 10888.00          11298.00          10967.00
7/6/2007                                                                 10914.00          11339.00          10993.00
7/7/2007                                                                 10914.00          11339.00          10993.00
7/8/2007                                                                 10914.00          11339.00          10993.00
7/9/2007                                                                 10916.00          11349.00          10995.00
7/10/2007                                                                10815.00          11188.00          10891.00
7/11/2007                                                                10876.00          11254.00          10954.00
7/12/2007                                                                11015.00          11468.00          11094.00
7/13/2007                                                                11057.00          11504.00          11138.00
7/14/2007                                                                11057.00          11504.00          11138.00
7/15/2007                                                                11057.00          11504.00          11138.00
7/16/2007                                                                11015.00          11482.00          11096.00
7/17/2007                                                                10954.00          11481.00          11034.00
7/18/2007                                                                10962.00          11458.00          11042.00
7/19/2007                                                                10996.00          11510.00          11078.00
7/20/2007                                                                10888.00          11369.00          10969.00
7/21/2007                                                                10888.00          11369.00          10969.00
7/22/2007                                                                10888.00          11369.00          10969.00
7/23/2007                                                                10943.00          11425.00          11025.00
7/24/2007                                                                10777.00          11199.00          10856.00
7/25/2007                                                                10783.00          11251.00          10864.00
7/26/2007                                                                10585.00          10988.00          10662.00
7/27/2007                                                                10467.00          10814.00          10545.00
7/28/2007                                                                10467.00          10814.00          10545.00
7/29/2007                                                                10467.00          10814.00          10545.00
7/30/2007                                                                10526.00          10925.00          10603.00
7/31/2007                                                                10420.00          10787.00          10497.00
8/1/2007                                                                 10539.00          10866.00          10616.00
8/2/2007                                                                 10555.00          10916.00          10633.00
8/3/2007                                                                 10420.00          10627.00          10498.00
8/4/2007                                                                 10420.00          10627.00          10498.00
8/5/2007                                                                 10420.00          10627.00          10498.00
8/6/2007                                                                 10756.00          10884.00          10836.00
8/7/2007                                                                 10793.00          10951.00          10875.00
8/8/2007                                                                 10852.00          11109.00          10935.00
8/9/2007                                                                 10602.00          10781.00          10681.00
8/10/2007                                                                10591.00          10786.00          10671.00
8/11/2007                                                                10591.00          10786.00          10671.00
8/12/2007                                                                10591.00          10786.00          10671.00
8/13/2007                                                                10604.00          10782.00          10684.00
8/14/2007                                                                10465.00          10587.00          10542.00
8/15/2007                                                                10397.00          10443.00          10475.00
8/16/2007                                                                10383.00          10477.00          10462.00
8/17/2007                                                                10572.00          10735.00          10654.00
8/18/2007                                                                10572.00          10735.00          10654.00
8/19/2007                                                                10572.00          10735.00          10654.00
8/20/2007                                                                10560.00          10732.00          10640.00
8/21/2007                                                                10568.00          10744.00          10649.00
8/22/2007                                                                10671.00          10870.00          10753.00
8/23/2007                                                                10648.00          10858.00          10730.00
8/24/2007                                                                10751.00          10985.00          10835.00
8/25/2007                                                                10751.00          10985.00          10835.00
8/26/2007                                                                10751.00          10985.00          10835.00
8/27/2007                                                                10680.00          10892.00          10762.00
8/28/2007                                                                10473.00          10636.00          10555.00
8/29/2007                                                                10644.00          10872.00          10727.00
8/30/2007                                                                10583.00          10827.00          10666.00
8/31/2007                                                                10663.00          10949.00          10746.00
9/1/2007                                                                 10663.00          10949.00          10746.00
9/2/2007                                                                 10663.00          10949.00          10746.00
9/3/2007                                                                 10663.00          10949.00          10746.00
9/4/2007                                                                 10720.00          11064.00          10805.00
9/5/2007                                                                 10549.00          10942.00          10631.00
9/6/2007                                                                 10570.00          10990.00          10654.00
9/7/2007                                                                 10471.00          10804.00          10554.00
9/8/2007                                                                 10471.00          10804.00          10554.00
9/9/2007                                                                 10471.00          10804.00          10554.00
9/10/2007                                                                10475.00          10791.00          10557.00
9/11/2007                                                                10612.00          10938.00          10698.00
9/12/2007                                                                10640.00          10942.00          10726.00
9/13/2007                                                                10669.00          11034.00          10755.00
9/14/2007                                                                10678.00          11037.00          10763.00
9/15/2007                                                                10678.00          11037.00          10763.00
9/16/2007                                                                10678.00          11037.00          10763.00
9/17/2007                                                                10625.00          10980.00          10711.00
9/18/2007                                                                10831.00          11301.00          10920.00
9/19/2007                                                                10888.00          11370.00          10978.00
9/20/2007                                                                10825.00          11296.00          10915.00
9/21/2007                                                                10861.00          11348.00          10951.00
9/22/2007                                                                10861.00          11348.00          10951.00
9/23/2007                                                                10861.00          11348.00          10951.00
9/24/2007                                                                10816.00          11289.00          10907.00
9/25/2007                                                                10804.00          11285.00          10894.00
9/26/2007                                                                10911.00          11348.00          11004.00
9/27/2007                                                                10953.00          11393.00          11045.00
9/28/2007                                                                10958.00          11359.00          11050.00
9/29/2007                                                                10958.00          11359.00          11050.00
9/30/2007                                                                10958.00          11359.00          11050.00
10/1/2007                                                                10951.00          11510.00          11043.00
10/2/2007                                                                10947.00          11507.00          11040.00
10/3/2007                                                                10886.00          11457.00          10978.00
10/4/2007                                                                10926.00          11481.00          11019.00
10/5/2007                                                                10979.00          11594.00          11071.00
10/6/2007                                                                10979.00          11594.00          11071.00
10/7/2007                                                                10979.00          11594.00          11071.00
10/8/2007                                                                10958.00          11557.00          11051.00
10/9/2007                                                                11025.00          11650.00          11120.00
10/10/2007                                                               11044.00          11631.00          11138.00
10/11/2007                                                               11004.00          11572.00          11098.00
10/12/2007                                                               11080.00          11627.00          11175.00
10/13/2007                                                               11080.00          11627.00          11175.00
10/14/2007                                                               11080.00          11627.00          11175.00
10/15/2007                                                               10996.00          11530.00          11091.00
10/16/2007                                                               10970.00          11454.00          11064.00
10/17/2007                                                               10979.00          11475.00          11075.00
10/18/2007                                                               10987.00          11467.00          11083.00
10/19/2007                                                               10822.00          11173.00          10915.00
10/20/2007                                                               10822.00          11173.00          10915.00
10/21/2007                                                               10822.00          11173.00          10915.00
10/22/2007                                                               10900.00          11216.00          10995.00
10/23/2007                                                               10911.00          11315.00          11006.00
10/24/2007                                                               10898.00          11287.00          10993.00
10/25/2007                                                               10958.00          11276.00          11055.00
10/26/2007                                                               11017.00          11432.00          11114.00
10/27/2007                                                               11017.00          11432.00          11114.00
10/28/2007                                                               11017.00          11432.00          11114.00
10/29/2007                                                               11053.00          11476.00          11150.00
10/30/2007                                                               11038.00          11402.00          11135.00
10/31/2007                                                               11146.00          11539.00          11251.00




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                     SINCE INCEPTION
                                                                         (11/1/2006)
                                                                     ---------------
RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF.......................            11.45%
S&P 500 EQUAL WEIGHT CONSUMER STAPLES TOTAL RETURN INDEX..........            12.51%
S&P 500 TOTAL RETURN INDEX........................................            15.39%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P Equal Weight Consumer Staples ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

           DESCRIPTION                                              % OF NET ASSETS
------------------------------------------------------------------------------------
AVON PRODUCTS, INC.                                                       3.01%
MOLSON COORS BREWING CO. -- CLASS B                                       2.98%
PEPSI BOTTLING GROUP, INC.                                                2.96%
COSTCO WHOLESALE CORP.                                                    2.83%
WHOLE FOODS MARKET, INC.                                                  2.83%
CVS CAREMARK CORP.                                                        2.82%
COCA-COLA CO.                                                             2.81%
COLGATE-PALMOLIVE CO.                                                     2.79%
ARCHER-DANIELS-MIDLAND CO.                                                2.78%
UST, INC.                                                                 2.74%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Food Products                                                        Food & Staples Retailing    Beverages    Household Products
29.93                                                                                   23.67        22.01                 10.61

Food Products                                                        Tobacco    Personal Products
29.93                                                                   8.06                 5.72




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               23                 ANNUAL REPORT

RYDEX S&P EQUAL WEIGHT ENERGY ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the period since inception (November 1, 2006) through October 31, 2007, Rydex S&P Equal Weight Energy ETF returned 40.28%. For the same period its benchmark, the S&P Equal Weight Energy Total Return Index, returned 41.12%.

Energy stocks benefited significantly from the rise in oil prices, which approached the $95 mark towards the end of the period. This ETF was invested in one of the best areas of the marketplace. Performance across the sector was exceptionally strong with energy equipment & services providers as well as the oil, gas & consumable fuels industry posting more than 40% in gains.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                                                          S&P 500
                                                                       RYDEX S&P         S&P 500       EQUAL WEIGHTED
                                                                      EQUAL WEIGHT    TOTAL RETURN      ENERGY TOTAL
                                                                     ENERGY ETF(A)      INDEX(B)      RETURN INDEX(C)
                                                                     -------------    ------------    ---------------
11/1/2006                                                               10000.00        10000.00          10000.00
11/2/2006                                                               10006.00         9999.00          10007.00
11/3/2006                                                               10248.00         9978.00          10249.00
11/4/2006                                                               10248.00         9978.00          10249.00
11/5/2006                                                               10248.00         9978.00          10249.00
11/6/2006                                                               10341.00        10091.00          10342.00
11/7/2006                                                               10238.00        10114.00          10238.00
11/8/2006                                                               10405.00        10137.00          10408.00
11/9/2006                                                               10486.00        10085.00          10488.00
11/10/2006                                                              10337.00        10104.00          10340.00
11/11/2006                                                              10337.00        10104.00          10340.00
11/12/2006                                                              10337.00        10104.00          10340.00
11/13/2006                                                              10316.00        10132.00          10319.00
11/14/2006                                                              10358.00        10198.00          10360.00
11/15/2006                                                              10488.00        10225.00          10491.00
11/16/2006                                                              10178.00        10249.00          10181.00
11/17/2006                                                              10300.00        10259.00          10302.00
11/18/2006                                                              10300.00        10259.00          10302.00
11/19/2006                                                              10300.00        10259.00          10302.00
11/20/2006                                                              10283.00        10254.00          10288.00
11/21/2006                                                              10484.00        10272.00          10489.00
11/22/2006                                                              10434.00        10297.00          10438.00
11/23/2006                                                              10434.00        10297.00          10438.00
11/24/2006                                                              10420.00        10260.00          10425.00
11/25/2006                                                              10420.00        10260.00          10425.00
11/26/2006                                                              10420.00        10260.00          10425.00
11/27/2006                                                              10345.00        10120.00          10349.00
11/28/2006                                                              10538.00        10158.00          10542.00
11/29/2006                                                              10910.00        10256.00          10915.00
11/30/2006                                                              10951.00        10264.00          10956.00
12/1/2006                                                               11009.00        10236.00          11015.00
12/2/2006                                                               11009.00        10236.00          11015.00
12/3/2006                                                               11009.00        10236.00          11015.00
12/4/2006                                                               10943.00        10327.00          10948.00
12/5/2006                                                               10972.00        10368.00          10977.00
12/6/2006                                                               10982.00        10357.00          10988.00
12/7/2006                                                               10931.00        10317.00          10935.00
12/8/2006                                                               10920.00        10336.00          10926.00
12/9/2006                                                               10920.00        10336.00          10926.00
12/10/2006                                                              10920.00        10336.00          10926.00
12/11/2006                                                              10879.00        10359.00          10884.00
12/12/2006                                                              10848.00        10349.00          10854.00
12/13/2006                                                              10933.00        10363.00          10939.00
12/14/2006                                                              11067.00        10453.00          11076.00
12/15/2006                                                              10968.00        10465.00          10977.00
12/16/2006                                                              10968.00        10465.00          10977.00
12/17/2006                                                              10968.00        10465.00          10977.00
12/18/2006                                                              10602.00        10431.00          10610.00
12/19/2006                                                              10747.00        10454.00          10754.00
12/20/2006                                                              10592.00        10440.00          10600.00
12/21/2006                                                              10509.00        10404.00          10517.00
12/22/2006                                                              10436.00        10350.00          10446.00
12/23/2006                                                              10436.00        10350.00          10446.00
12/24/2006                                                              10436.00        10350.00          10446.00
12/25/2006                                                              10436.00        10350.00          10446.00
12/26/2006                                                              10385.00        10395.00          10393.00
12/27/2006                                                              10484.00        10470.00          10492.00
12/28/2006                                                              10469.00        10455.00          10478.00
12/29/2006                                                              10364.00        10408.00          10373.00
12/30/2006                                                              10364.00        10408.00          10373.00
12/31/2006                                                              10364.00        10408.00          10373.00
1/1/2007                                                                10364.00        10408.00          10373.00
1/2/2007                                                                10364.00        10408.00          10373.00
1/3/2007                                                                 9962.00        10398.00           9971.00
1/4/2007                                                                 9770.00        10411.00           9781.00
1/5/2007                                                                 9843.00        10347.00           9853.00
1/6/2007                                                                 9843.00        10347.00           9853.00
1/7/2007                                                                 9843.00        10347.00           9853.00
1/8/2007                                                                 9861.00        10373.00           9872.00
1/9/2007                                                                 9766.00        10368.00           9777.00
1/10/2007                                                                9648.00        10389.00           9657.00
1/11/2007                                                                9590.00        10455.00           9600.00
1/12/2007                                                                9841.00        10506.00           9851.00
1/13/2007                                                                9841.00        10506.00           9851.00
1/14/2007                                                                9841.00        10506.00           9851.00
1/15/2007                                                                9841.00        10506.00           9851.00
1/16/2007                                                                9752.00        10515.00           9764.00
1/17/2007                                                                9861.00        10506.00           9873.00
1/18/2007                                                                9779.00        10475.00           9791.00
1/19/2007                                                               10042.00        10506.00          10053.00
1/20/2007                                                               10042.00        10506.00          10053.00
1/21/2007                                                               10042.00        10506.00          10053.00
1/22/2007                                                               10037.00        10451.00          10050.00
1/23/2007                                                               10294.00        10488.00          10307.00
1/24/2007                                                               10313.00        10577.00          10327.00
1/25/2007                                                               10083.00        10458.00          10095.00
1/26/2007                                                               10112.00        10445.00          10125.00
1/27/2007                                                               10112.00        10445.00          10125.00
1/28/2007                                                               10112.00        10445.00          10125.00
1/29/2007                                                               10058.00        10435.00          10072.00
1/30/2007                                                               10317.00        10495.00          10331.00
1/31/2007                                                               10383.00        10566.00          10398.00
2/1/2007                                                                10431.00        10625.00          10446.00
2/2/2007                                                                10485.00        10643.00          10500.00
2/3/2007                                                                10485.00        10643.00          10500.00
2/4/2007                                                                10485.00        10643.00          10500.00
2/5/2007                                                                10439.00        10634.00          10455.00
2/6/2007                                                                10443.00        10641.00          10459.00
2/7/2007                                                                10369.00        10660.00          10383.00
2/8/2007                                                                10458.00        10648.00          10474.00
2/9/2007                                                                10404.00        10573.00          10420.00
2/10/2007                                                               10404.00        10573.00          10420.00
2/11/2007                                                               10404.00        10573.00          10420.00
2/12/2007                                                               10249.00        10539.00          10265.00
2/13/2007                                                               10394.00        10621.00          10409.00
2/14/2007                                                               10425.00        10705.00          10442.00
2/15/2007                                                               10309.00        10717.00          10325.00
2/16/2007                                                               10323.00        10708.00          10340.00
2/17/2007                                                               10323.00        10708.00          10340.00
2/18/2007                                                               10323.00        10708.00          10340.00
2/19/2007                                                               10323.00        10708.00          10340.00
2/20/2007                                                               10253.00        10739.00          10269.00
2/21/2007                                                               10398.00        10724.00          10415.00
2/22/2007                                                               10532.00        10717.00          10550.00
2/23/2007                                                               10551.00        10680.00          10570.00
2/24/2007                                                               10551.00        10680.00          10570.00
2/25/2007                                                               10551.00        10680.00          10570.00
2/26/2007                                                               10634.00        10668.00          10653.00
2/27/2007                                                               10271.00        10299.00          10289.00
2/28/2007                                                               10307.00        10359.00          10324.00
3/1/2007                                                                10331.00        10332.00          10350.00
3/2/2007                                                                10141.00        10215.00          10159.00
3/3/2007                                                                10141.00        10215.00          10159.00
3/4/2007                                                                10141.00        10215.00          10159.00
3/5/2007                                                                10023.00        10119.00          10042.00
3/6/2007                                                                10216.00        10276.00          10235.00
3/7/2007                                                                10383.00        10254.00          10403.00
3/8/2007                                                                10429.00        10327.00          10448.00
3/9/2007                                                                10437.00        10334.00          10458.00
3/10/2007                                                               10437.00        10334.00          10458.00
3/11/2007                                                               10437.00        10334.00          10458.00
3/12/2007                                                               10387.00        10362.00          10409.00
3/13/2007                                                               10255.00        10154.00          10274.00
3/14/2007                                                               10396.00        10223.00          10417.00
3/15/2007                                                               10377.00        10261.00          10397.00
3/16/2007                                                               10307.00        10222.00          10328.00
3/17/2007                                                               10307.00        10222.00          10328.00
3/18/2007                                                               10307.00        10222.00          10328.00
3/19/2007                                                               10512.00        10333.00          10534.00
3/20/2007                                                               10522.00        10399.00          10545.00
3/21/2007                                                               10723.00        10577.00          10747.00
3/22/2007                                                               10916.00        10573.00          10941.00
3/23/2007                                                               10953.00        10584.00          10979.00
3/24/2007                                                               10953.00        10584.00          10979.00
3/25/2007                                                               10953.00        10584.00          10979.00
3/26/2007                                                               11042.00        10595.00          11069.00
3/27/2007                                                               11015.00        10529.00          11042.00
3/28/2007                                                               10976.00        10448.00          11002.00
3/29/2007                                                               11057.00        10487.00          11084.00
3/30/2007                                                               10934.00        10475.00          10960.00
3/31/2007                                                               10934.00        10475.00          10960.00
4/1/2007                                                                10934.00        10475.00          10960.00
4/2/2007                                                                11086.00        10502.00          11114.00
4/3/2007                                                                11102.00        10602.00          11131.00
4/4/2007                                                                11179.00        10614.00          11207.00
4/5/2007                                                                11233.00        10649.00          11262.00
4/6/2007                                                                11233.00        10649.00          11262.00
4/7/2007                                                                11233.00        10649.00          11262.00
4/8/2007                                                                11233.00        10649.00          11262.00
4/9/2007                                                                11229.00        10655.00          11259.00
4/10/2007                                                               11401.00        10684.00          11432.00
4/11/2007                                                               11335.00        10615.00          11366.00
4/12/2007                                                               11540.00        10681.00          11571.00
4/13/2007                                                               11555.00        10718.00          11586.00
4/14/2007                                                               11555.00        10718.00          11586.00
4/15/2007                                                               11555.00        10718.00          11586.00
4/16/2007                                                               11623.00        10833.00          11657.00
4/17/2007                                                               11517.00        10855.00          11551.00
4/18/2007                                                               11405.00        10863.00          11437.00
4/19/2007                                                               11287.00        10850.00          11319.00
4/20/2007                                                               11445.00        10951.00          11478.00
4/21/2007                                                               11445.00        10951.00          11478.00
4/22/2007                                                               11445.00        10951.00          11478.00
4/23/2007                                                               11501.00        10926.00          11535.00
4/24/2007                                                               11474.00        10922.00          11507.00
4/25/2007                                                               11770.00        11034.00          11805.00
4/26/2007                                                               11737.00        11026.00          11771.00
4/27/2007                                                               11762.00        11025.00          11796.00
4/28/2007                                                               11762.00        11025.00          11796.00
4/29/2007                                                               11762.00        11025.00          11796.00
4/30/2007                                                               11604.00        10939.00          11639.00
5/1/2007                                                                11665.00        10968.00          11699.00
5/2/2007                                                                11801.00        11040.00          11838.00
5/3/2007                                                                11907.00        11091.00          11943.00
5/4/2007                                                                11907.00        11115.00          11945.00
5/5/2007                                                                11907.00        11115.00          11945.00
5/6/2007                                                                11907.00        11115.00          11945.00
5/7/2007                                                                11899.00        11144.00          11937.00
5/8/2007                                                                11855.00        11132.00          11892.00
5/9/2007                                                                11903.00        11171.00          11941.00
5/10/2007                                                               11681.00        11017.00          11717.00
5/11/2007                                                               11936.00        11124.00          11975.00
5/12/2007                                                               11936.00        11124.00          11975.00
5/13/2007                                                               11936.00        11124.00          11975.00
5/14/2007                                                               11963.00        11105.00          12001.00
5/15/2007                                                               11953.00        11091.00          11991.00
5/16/2007                                                               11996.00        11190.00          12036.00
5/17/2007                                                               12198.00        11181.00          12238.00
5/18/2007                                                               12413.00        11255.00          12455.00
5/19/2007                                                               12413.00        11255.00          12455.00
5/20/2007                                                               12413.00        11255.00          12455.00
5/21/2007                                                               12538.00        11272.00          12580.00
5/22/2007                                                               12409.00        11265.00          12451.00
5/23/2007                                                               12453.00        11252.00          12495.00
5/24/2007                                                               12210.00        11144.00          12252.00
5/25/2007                                                               12384.00        11205.00          12427.00
5/26/2007                                                               12384.00        11205.00          12427.00
5/27/2007                                                               12384.00        11205.00          12427.00
5/28/2007                                                               12384.00        11205.00          12427.00
5/29/2007                                                               12320.00        11224.00          12363.00
5/30/2007                                                               12596.00        11318.00          12641.00
5/31/2007                                                               12515.00        11321.00          12560.00
6/1/2007                                                                12617.00        11363.00          12663.00
6/2/2007                                                                12617.00        11363.00          12663.00
6/3/2007                                                                12617.00        11363.00          12663.00
6/4/2007                                                                12878.00        11384.00          12926.00
6/5/2007                                                                12801.00        11324.00          12848.00
6/6/2007                                                                12594.00        11226.00          12641.00
6/7/2007                                                                12332.00        11030.00          12378.00
6/8/2007                                                                12424.00        11155.00          12470.00
6/9/2007                                                                12424.00        11155.00          12470.00
6/10/2007                                                               12424.00        11155.00          12470.00
6/11/2007                                                               12519.00        11166.00          12565.00
6/12/2007                                                               12353.00        11047.00          12400.00
6/13/2007                                                               12658.00        11217.00          12705.00
6/14/2007                                                               12907.00        11272.00          12957.00
6/15/2007                                                               13058.00        11345.00          13109.00
6/16/2007                                                               13058.00        11345.00          13109.00
6/17/2007                                                               13058.00        11345.00          13109.00
6/18/2007                                                               13070.00        11332.00          13121.00
6/19/2007                                                               13078.00        11352.00          13129.00
6/20/2007                                                               12724.00        11197.00          12773.00
6/21/2007                                                               12991.00        11269.00          13042.00
6/22/2007                                                               12940.00        11124.00          12992.00
6/23/2007                                                               12940.00        11124.00          12992.00
6/24/2007                                                               12940.00        11124.00          12992.00
6/25/2007                                                               12726.00        11088.00          12777.00
6/26/2007                                                               12460.00        11053.00          12510.00
6/27/2007                                                               12635.00        11154.00          12685.00
6/28/2007                                                               12545.00        11150.00          12596.00
6/29/2007                                                               12639.00        11133.00          12691.00
6/30/2007                                                               12639.00        11133.00          12691.00
7/1/2007                                                                12639.00        11133.00          12691.00
7/2/2007                                                                12830.00        11252.00          12882.00
7/3/2007                                                                12905.00        11294.00          12957.00
7/4/2007                                                                12905.00        11294.00          12957.00
7/5/2007                                                                12905.00        11298.00          12959.00
7/6/2007                                                                13027.00        11339.00          13082.00
7/7/2007                                                                13027.00        11339.00          13082.00
7/8/2007                                                                13027.00        11339.00          13082.00
7/9/2007                                                                13108.00        11349.00          13164.00
7/10/2007                                                               13006.00        11188.00          13060.00
7/11/2007                                                               12981.00        11254.00          13037.00
7/12/2007                                                               13170.00        11468.00          13226.00
7/13/2007                                                               13251.00        11504.00          13309.00
7/14/2007                                                               13251.00        11504.00          13309.00
7/15/2007                                                               13251.00        11504.00          13309.00
7/16/2007                                                               13056.00        11482.00          13112.00
7/17/2007                                                               12938.00        11481.00          12994.00
7/18/2007                                                               13168.00        11458.00          13226.00
7/19/2007                                                               13328.00        11510.00          13385.00
7/20/2007                                                               13251.00        11369.00          13309.00
7/21/2007                                                               13251.00        11369.00          13309.00
7/22/2007                                                               13251.00        11369.00          13309.00
7/23/2007                                                               13297.00        11425.00          13355.00
7/24/2007                                                               12869.00        11199.00          12926.00
7/25/2007                                                               13035.00        11251.00          13093.00
7/26/2007                                                               12653.00        10988.00          12709.00
7/27/2007                                                               12385.00        10814.00          12440.00
7/28/2007                                                               12385.00        10814.00          12440.00
7/29/2007                                                               12385.00        10814.00          12440.00
7/30/2007                                                               12529.00        10925.00          12585.00
7/31/2007                                                               12446.00        10787.00          12502.00
8/1/2007                                                                12388.00        10866.00          12442.00
8/2/2007                                                                12292.00        10916.00          12346.00
8/3/2007                                                                11864.00        10627.00          11917.00
8/4/2007                                                                11864.00        10627.00          11917.00
8/5/2007                                                                11864.00        10627.00          11917.00
8/6/2007                                                                11916.00        10884.00          11969.00
8/7/2007                                                                12163.00        10951.00          12218.00
8/8/2007                                                                12400.00        11109.00          12457.00
8/9/2007                                                                12097.00        10781.00          12152.00
8/10/2007                                                               12255.00        10786.00          12311.00
8/11/2007                                                               12255.00        10786.00          12311.00
8/12/2007                                                               12255.00        10786.00          12311.00
8/13/2007                                                               12219.00        10782.00          12276.00
8/14/2007                                                               12024.00        10587.00          12080.00
8/15/2007                                                               11698.00        10443.00          11752.00
8/16/2007                                                               11549.00        10477.00          11600.00
8/17/2007                                                               11914.00        10735.00          11970.00
8/18/2007                                                               11914.00        10735.00          11970.00
8/19/2007                                                               11914.00        10735.00          11970.00
8/20/2007                                                               11929.00        10732.00          11984.00
8/21/2007                                                               11756.00        10744.00          11811.00
8/22/2007                                                               11918.00        10870.00          11975.00
8/23/2007                                                               12055.00        10858.00          12112.00
8/24/2007                                                               12288.00        10985.00          12347.00
8/25/2007                                                               12288.00        10985.00          12347.00
8/26/2007                                                               12288.00        10985.00          12347.00
8/27/2007                                                               12132.00        10892.00          12191.00
8/28/2007                                                               11856.00        10636.00          11913.00
8/29/2007                                                               12240.00        10872.00          12300.00
8/30/2007                                                               12184.00        10827.00          12243.00
8/31/2007                                                               12338.00        10949.00          12397.00
9/1/2007                                                                12338.00        10949.00          12397.00
9/2/2007                                                                12338.00        10949.00          12397.00
9/3/2007                                                                12338.00        10949.00          12397.00
9/4/2007                                                                12633.00        11064.00          12695.00
9/5/2007                                                                12635.00        10942.00          12697.00
9/6/2007                                                                12780.00        10990.00          12844.00
9/7/2007                                                                12595.00        10804.00          12659.00
9/8/2007                                                                12595.00        10804.00          12659.00
9/9/2007                                                                12595.00        10804.00          12659.00
9/10/2007                                                               12512.00        10791.00          12574.00
9/11/2007                                                               12716.00        10938.00          12779.00
9/12/2007                                                               12799.00        10942.00          12864.00
9/13/2007                                                               12882.00        11034.00          12948.00
9/14/2007                                                               12917.00        11037.00          12983.00
9/15/2007                                                               12917.00        11037.00          12983.00
9/16/2007                                                               12917.00        11037.00          12983.00
9/17/2007                                                               12871.00        10980.00          12938.00
9/18/2007                                                               13258.00        11301.00          13327.00
9/19/2007                                                               13370.00        11370.00          13439.00
9/20/2007                                                               13415.00        11296.00          13487.00
9/21/2007                                                               13563.00        11348.00          13635.00
9/22/2007                                                               13563.00        11348.00          13635.00
9/23/2007                                                               13563.00        11348.00          13635.00
9/24/2007                                                               13449.00        11289.00          13521.00
9/25/2007                                                               13304.00        11285.00          13374.00
9/26/2007                                                               13306.00        11348.00          13379.00
9/27/2007                                                               13401.00        11393.00          13476.00
9/28/2007                                                               13302.00        11359.00          13376.00
9/29/2007                                                               13302.00        11359.00          13376.00
9/30/2007                                                               13302.00        11359.00          13376.00
10/1/2007                                                               13522.00        11510.00          13599.00
10/2/2007                                                               13433.00        11507.00          13507.00
10/3/2007                                                               13337.00        11457.00          13411.00
10/4/2007                                                               13445.00        11481.00          13520.00
10/5/2007                                                               13474.00        11594.00          13551.00
10/6/2007                                                               13474.00        11594.00          13551.00
10/7/2007                                                               13474.00        11594.00          13551.00
10/8/2007                                                               13345.00        11557.00          13422.00
10/9/2007                                                               13614.00        11650.00          13691.00
10/10/2007                                                              13857.00        11631.00          13935.00
10/11/2007                                                              13876.00        11572.00          13954.00
10/12/2007                                                              13986.00        11627.00          14066.00
10/13/2007                                                              13986.00        11627.00          14066.00
10/14/2007                                                              13986.00        11627.00          14066.00
10/15/2007                                                              14108.00        11530.00          14191.00
10/16/2007                                                              14069.00        11454.00          14151.00
10/17/2007                                                              13957.00        11475.00          14038.00
10/18/2007                                                              14071.00        11467.00          14154.00
10/19/2007                                                              13427.00        11173.00          13507.00
10/20/2007                                                              13427.00        11173.00          13507.00
10/21/2007                                                              13427.00        11173.00          13507.00
10/22/2007                                                              13348.00        11216.00          13426.00
10/23/2007                                                              13499.00        11315.00          13579.00
10/24/2007                                                              13663.00        11287.00          13746.00
10/25/2007                                                              13846.00        11276.00          13930.00
10/26/2007                                                              14079.00        11432.00          14164.00
10/27/2007                                                              14079.00        11432.00          14164.00
10/28/2007                                                              14079.00        11432.00          14164.00
10/29/2007                                                              14104.00        11476.00          14190.00
10/30/2007                                                              13676.00        11402.00          13759.00
10/31/2007                                                              14027.00        11539.00          14112.00




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                     SINCE INCEPTION
                                                                         (11/1/2006)
                                                                     ---------------
RYDEX S&P EQUAL WEIGHT ENERGY ETF.................................            40.28%
S&P 500 EQUAL WEIGHT ENERGY TOTAL RETURN INDEX....................            41.12%
S&P 500 TOTAL RETURN INDEX........................................            15.39%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P Equal Weight Energy ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

       DESCRIPTION                                                  % OF NET ASSETS
------------------------------------------------------------------------------------
CONSOL ENERGY, INC.                                                       3.76%
EOG RESOURCES, INC.                                                       3.54%
TESORO CORP.                                                              3.52%
APACHE CORP.                                                              3.47%
PEABODY ENERGY CORP.                                                      3.47%
CHESAPEAKE ENERGY CORP.                                                   3.32%
DEVON ENERGY CORP.                                                        3.30%
ANADARKO PETROLEUM CORP.                                                  3.29%
NOBLE ENERGY, INC.                                                        3.24%
WILLIAMS COS., INC.                                                       3.23%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Oil, Gas & Consumable Fuels                                          Energy Equipment & Services
70.49                                                                                      29.51




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               25                 ANNUAL REPORT

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the period since inception (November 1, 2006) through October 31, 2007, Rydex S&P Equal Weight Financials ETF slid -2.23%. For the same period its benchmark, the S&P Equal Weight Financials Total Return Index, fell -1.71%.

Financials were already struggling before the credit crisis hit the market, adding significant additional losses to the sector because of the sub-prime market concerns and its potential impacts. It was difficult to find positive news for these stocks and the index, and performance of this ETF reflects the negative sentiment. This was the worst performing sector, due primarily to significant drawdowns in the thrifts & mortgage finance, real estate management & development, commercial banks and consumer finance industries. The only industries within the sector that had positive returns were capital markets and insurance. An additional drag was that equal weighting underperformed the cap-weighted benchmark.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                                                               S&P 500
                                                                         RYDEX S&P           S&P 500       EQUAL WEIGHTED
                                                                        EQUAL WEIGHT      TOTAL RETURN    FINANCIALS TOTAL
                                                                     FINANCIALS ETF(A)      INDEX(B)       RETURN INDEX(C)
                                                                     -----------------    ------------    ----------------
11/1/2006                                                                 10000.00          10000.00           9999.00
11/2/2006                                                                  9969.00           9999.00           9968.00
11/3/2006                                                                  9926.00           9978.00           9925.00
11/4/2006                                                                  9926.00           9978.00           9925.00
11/5/2006                                                                  9926.00           9978.00           9925.00
11/6/2006                                                                 10058.00          10091.00          10057.00
11/7/2006                                                                 10066.00          10114.00          10066.00
11/8/2006                                                                 10082.00          10137.00          10082.00
11/9/2006                                                                 10021.00          10085.00          10021.00
11/10/2006                                                                10072.00          10104.00          10072.00
11/11/2006                                                                10072.00          10104.00          10072.00
11/12/2006                                                                10072.00          10104.00          10072.00
11/13/2006                                                                10091.00          10132.00          10092.00
11/14/2006                                                                10152.00          10198.00          10153.00
11/15/2006                                                                10165.00          10225.00          10166.00
11/16/2006                                                                10239.00          10249.00          10240.00
11/17/2006                                                                10212.00          10259.00          10215.00
11/18/2006                                                                10212.00          10259.00          10215.00
11/19/2006                                                                10212.00          10259.00          10215.00
11/20/2006                                                                10276.00          10254.00          10278.00
11/21/2006                                                                10282.00          10272.00          10283.00
11/22/2006                                                                10305.00          10297.00          10308.00
11/23/2006                                                                10305.00          10297.00          10308.00
11/24/2006                                                                10276.00          10260.00          10281.00
11/25/2006                                                                10276.00          10260.00          10281.00
11/26/2006                                                                10276.00          10260.00          10281.00
11/27/2006                                                                10091.00          10120.00          10093.00
11/28/2006                                                                10109.00          10158.00          10112.00
11/29/2006                                                                10198.00          10256.00          10202.00
11/30/2006                                                                10198.00          10264.00          10203.00
12/1/2006                                                                 10159.00          10236.00          10163.00
12/2/2006                                                                 10159.00          10236.00          10163.00
12/3/2006                                                                 10159.00          10236.00          10163.00
12/4/2006                                                                 10307.00          10327.00          10312.00
12/5/2006                                                                 10340.00          10368.00          10345.00
12/6/2006                                                                 10356.00          10357.00          10362.00
12/7/2006                                                                 10321.00          10317.00          10327.00
12/8/2006                                                                 10342.00          10336.00          10349.00
12/9/2006                                                                 10342.00          10336.00          10349.00
12/10/2006                                                                10342.00          10336.00          10349.00
12/11/2006                                                                10373.00          10359.00          10380.00
12/12/2006                                                                10389.00          10349.00          10396.00
12/13/2006                                                                10383.00          10363.00          10391.00
12/14/2006                                                                10447.00          10453.00          10454.00
12/15/2006                                                                10474.00          10465.00          10482.00
12/16/2006                                                                10474.00          10465.00          10482.00
12/17/2006                                                                10474.00          10465.00          10482.00
12/18/2006                                                                10490.00          10431.00          10499.00
12/19/2006                                                                10482.00          10454.00          10491.00
12/20/2006                                                                10519.00          10440.00          10528.00
12/21/2006                                                                10478.00          10404.00          10487.00
12/22/2006                                                                10443.00          10350.00          10452.00
12/23/2006                                                                10443.00          10350.00          10452.00
12/24/2006                                                                10443.00          10350.00          10452.00
12/25/2006                                                                10443.00          10350.00          10452.00
12/26/2006                                                                10506.00          10395.00          10517.00
12/27/2006                                                                10584.00          10470.00          10595.00
12/28/2006                                                                10565.00          10455.00          10576.00
12/29/2006                                                                10505.00          10408.00          10517.00
12/30/2006                                                                10505.00          10408.00          10517.00
12/31/2006                                                                10505.00          10408.00          10517.00
1/1/2007                                                                  10505.00          10408.00          10517.00
1/2/2007                                                                  10505.00          10408.00          10517.00
1/3/2007                                                                  10569.00          10398.00          10582.00
1/4/2007                                                                  10555.00          10411.00          10567.00
1/5/2007                                                                  10450.00          10347.00          10461.00
1/6/2007                                                                  10450.00          10347.00          10461.00
1/7/2007                                                                  10450.00          10347.00          10461.00
1/8/2007                                                                  10483.00          10373.00          10494.00
1/9/2007                                                                  10491.00          10368.00          10504.00
1/10/2007                                                                 10542.00          10389.00          10556.00
1/11/2007                                                                 10623.00          10455.00          10637.00
1/12/2007                                                                 10648.00          10506.00          10664.00
1/13/2007                                                                 10648.00          10506.00          10664.00
1/14/2007                                                                 10648.00          10506.00          10664.00
1/15/2007                                                                 10648.00          10506.00          10664.00
1/16/2007                                                                 10664.00          10515.00          10679.00
1/17/2007                                                                 10629.00          10506.00          10646.00
1/18/2007                                                                 10609.00          10475.00          10624.00
1/19/2007                                                                 10625.00          10506.00          10641.00
1/20/2007                                                                 10625.00          10506.00          10641.00
1/21/2007                                                                 10625.00          10506.00          10641.00
1/22/2007                                                                 10590.00          10451.00          10605.00
1/23/2007                                                                 10611.00          10488.00          10627.00
1/24/2007                                                                 10727.00          10577.00          10743.00
1/25/2007                                                                 10607.00          10458.00          10624.00
1/26/2007                                                                 10635.00          10445.00          10652.00
1/27/2007                                                                 10635.00          10445.00          10652.00
1/28/2007                                                                 10635.00          10445.00          10652.00
1/29/2007                                                                 10621.00          10435.00          10638.00
1/30/2007                                                                 10698.00          10495.00          10715.00
1/31/2007                                                                 10745.00          10566.00          10764.00
2/1/2007                                                                  10820.00          10625.00          10839.00
2/2/2007                                                                  10861.00          10643.00          10880.00
2/3/2007                                                                  10861.00          10643.00          10880.00
2/4/2007                                                                  10861.00          10643.00          10880.00
2/5/2007                                                                  10840.00          10634.00          10860.00
2/6/2007                                                                  10925.00          10641.00          10945.00
2/7/2007                                                                  10993.00          10660.00          11013.00
2/8/2007                                                                  10944.00          10648.00          10964.00
2/9/2007                                                                  10840.00          10573.00          10860.00
2/10/2007                                                                 10840.00          10573.00          10860.00
2/11/2007                                                                 10840.00          10573.00          10860.00
2/12/2007                                                                 10784.00          10539.00          10805.00
2/13/2007                                                                 10886.00          10621.00          10906.00
2/14/2007                                                                 10962.00          10705.00          10983.00
2/15/2007                                                                 10995.00          10717.00          11017.00
2/16/2007                                                                 11010.00          10708.00          11032.00
2/17/2007                                                                 11010.00          10708.00          11032.00
2/18/2007                                                                 11010.00          10708.00          11032.00
2/19/2007                                                                 11010.00          10708.00          11032.00
2/20/2007                                                                 11068.00          10739.00          11090.00
2/21/2007                                                                 11031.00          10724.00          11053.00
2/22/2007                                                                 11006.00          10717.00          11028.00
2/23/2007                                                                 10894.00          10680.00          10918.00
2/24/2007                                                                 10894.00          10680.00          10918.00
2/25/2007                                                                 10894.00          10680.00          10918.00
2/26/2007                                                                 10826.00          10668.00          10847.00
2/27/2007                                                                 10472.00          10299.00          10491.00
2/28/2007                                                                 10536.00          10359.00          10558.00
3/1/2007                                                                  10497.00          10332.00          10517.00
3/2/2007                                                                  10381.00          10215.00          10402.00
3/3/2007                                                                  10381.00          10215.00          10402.00
3/4/2007                                                                  10381.00          10215.00          10402.00
3/5/2007                                                                  10191.00          10119.00          10210.00
3/6/2007                                                                  10396.00          10276.00          10416.00
3/7/2007                                                                  10325.00          10254.00          10345.00
3/8/2007                                                                  10427.00          10327.00          10449.00
3/9/2007                                                                  10458.00          10334.00          10480.00
3/10/2007                                                                 10458.00          10334.00          10480.00
3/11/2007                                                                 10458.00          10334.00          10480.00
3/12/2007                                                                 10462.00          10362.00          10483.00
3/13/2007                                                                 10135.00          10154.00          10156.00
3/14/2007                                                                 10199.00          10223.00          10221.00
3/15/2007                                                                 10284.00          10261.00          10305.00
3/16/2007                                                                 10234.00          10222.00          10256.00
3/17/2007                                                                 10234.00          10222.00          10256.00
3/18/2007                                                                 10234.00          10222.00          10256.00
3/19/2007                                                                 10342.00          10333.00          10364.00
3/20/2007                                                                 10404.00          10399.00          10426.00
3/21/2007                                                                 10644.00          10577.00          10669.00
3/22/2007                                                                 10576.00          10573.00          10603.00
3/23/2007                                                                 10611.00          10584.00          10637.00
3/24/2007                                                                 10611.00          10584.00          10637.00
3/25/2007                                                                 10611.00          10584.00          10637.00
3/26/2007                                                                 10559.00          10595.00          10585.00
3/27/2007                                                                 10464.00          10529.00          10490.00
3/28/2007                                                                 10344.00          10448.00          10369.00
3/29/2007                                                                 10396.00          10487.00          10421.00
3/30/2007                                                                 10394.00          10475.00          10420.00
3/31/2007                                                                 10394.00          10475.00          10420.00
4/1/2007                                                                  10394.00          10475.00          10420.00
4/2/2007                                                                  10356.00          10502.00          10382.00
4/3/2007                                                                  10495.00          10602.00          10521.00
4/4/2007                                                                  10464.00          10614.00          10490.00
4/5/2007                                                                  10477.00          10649.00          10503.00
4/6/2007                                                                  10477.00          10649.00          10503.00
4/7/2007                                                                  10477.00          10649.00          10503.00
4/8/2007                                                                  10477.00          10649.00          10503.00
4/9/2007                                                                  10466.00          10655.00          10493.00
4/10/2007                                                                 10475.00          10684.00          10503.00
4/11/2007                                                                 10398.00          10615.00          10426.00
4/12/2007                                                                 10400.00          10681.00          10429.00
4/13/2007                                                                 10481.00          10718.00          10511.00
4/14/2007                                                                 10481.00          10718.00          10511.00
4/15/2007                                                                 10481.00          10718.00          10511.00
4/16/2007                                                                 10686.00          10833.00          10718.00
4/17/2007                                                                 10730.00          10855.00          10763.00
4/18/2007                                                                 10809.00          10863.00          10841.00
4/19/2007                                                                 10774.00          10850.00          10807.00
4/20/2007                                                                 10842.00          10951.00          10875.00
4/21/2007                                                                 10842.00          10951.00          10875.00
4/22/2007                                                                 10842.00          10951.00          10875.00
4/23/2007                                                                 10805.00          10926.00          10838.00
4/24/2007                                                                 10763.00          10922.00          10796.00
4/25/2007                                                                 10900.00          11034.00          10934.00
4/26/2007                                                                 10879.00          11026.00          10914.00
4/27/2007                                                                 10869.00          11025.00          10904.00
4/28/2007                                                                 10869.00          11025.00          10904.00
4/29/2007                                                                 10869.00          11025.00          10904.00
4/30/2007                                                                 10757.00          10939.00          10791.00
5/1/2007                                                                  10749.00          10968.00          10782.00
5/2/2007                                                                  10838.00          11040.00          10872.00
5/3/2007                                                                  10921.00          11091.00          10957.00
5/4/2007                                                                  10935.00          11115.00          10971.00
5/5/2007                                                                  10935.00          11115.00          10971.00
5/6/2007                                                                  10935.00          11115.00          10971.00
5/7/2007                                                                  10967.00          11144.00          11002.00
5/8/2007                                                                  10940.00          11132.00          10977.00
5/9/2007                                                                  11010.00          11171.00          11048.00
5/10/2007                                                                 10859.00          11017.00          10894.00
5/11/2007                                                                 10981.00          11124.00          11018.00
5/12/2007                                                                 10981.00          11124.00          11018.00
5/13/2007                                                                 10981.00          11124.00          11018.00
5/14/2007                                                                 10923.00          11105.00          10959.00
5/15/2007                                                                 10875.00          11091.00          10911.00
5/16/2007                                                                 10940.00          11190.00          10976.00
5/17/2007                                                                 10904.00          11181.00          10941.00
5/18/2007                                                                 10927.00          11255.00          10965.00
5/19/2007                                                                 10927.00          11255.00          10965.00
5/20/2007                                                                 10927.00          11255.00          10965.00
5/21/2007                                                                 10942.00          11272.00          10980.00
5/22/2007                                                                 10973.00          11265.00          11011.00
5/23/2007                                                                 10954.00          11252.00          10993.00
5/24/2007                                                                 10823.00          11144.00          10861.00
5/25/2007                                                                 10850.00          11205.00          10889.00
5/26/2007                                                                 10850.00          11205.00          10889.00
5/27/2007                                                                 10850.00          11205.00          10889.00
5/28/2007                                                                 10850.00          11205.00          10889.00
5/29/2007                                                                 10933.00          11224.00          10972.00
5/30/2007                                                                 11043.00          11318.00          11083.00
5/31/2007                                                                 11021.00          11321.00          11061.00
6/1/2007                                                                  11058.00          11363.00          11099.00
6/2/2007                                                                  11058.00          11363.00          11099.00
6/3/2007                                                                  11058.00          11363.00          11099.00
6/4/2007                                                                  11072.00          11384.00          11115.00
6/5/2007                                                                  10977.00          11324.00          11017.00
6/6/2007                                                                  10902.00          11226.00          10942.00
6/7/2007                                                                  10688.00          11030.00          10727.00
6/8/2007                                                                  10821.00          11155.00          10862.00
6/9/2007                                                                  10821.00          11155.00          10862.00
6/10/2007                                                                 10821.00          11155.00          10862.00
6/11/2007                                                                 10844.00          11166.00          10885.00
6/12/2007                                                                 10713.00          11047.00          10752.00
6/13/2007                                                                 10886.00          11217.00          10927.00
6/14/2007                                                                 10881.00          11272.00          10923.00
6/15/2007                                                                 10944.00          11345.00          10985.00
6/16/2007                                                                 10944.00          11345.00          10985.00
6/17/2007                                                                 10944.00          11345.00          10985.00
6/18/2007                                                                 10927.00          11332.00          10965.00
6/19/2007                                                                 10946.00          11352.00          10987.00
6/20/2007                                                                 10765.00          11197.00          10806.00
6/21/2007                                                                 10790.00          11269.00          10830.00
6/22/2007                                                                 10641.00          11124.00          10680.00
6/23/2007                                                                 10641.00          11124.00          10680.00
6/24/2007                                                                 10641.00          11124.00          10680.00
6/25/2007                                                                 10566.00          11088.00          10605.00
6/26/2007                                                                 10556.00          11053.00          10594.00
6/27/2007                                                                 10651.00          11154.00          10692.00
6/28/2007                                                                 10651.00          11150.00          10692.00
6/29/2007                                                                 10589.00          11133.00          10629.00
6/30/2007                                                                 10589.00          11133.00          10629.00
7/1/2007                                                                  10589.00          11133.00          10629.00
7/2/2007                                                                  10739.00          11252.00          10779.00
7/3/2007                                                                  10781.00          11294.00          10823.00
7/4/2007                                                                  10781.00          11294.00          10823.00
7/5/2007                                                                  10756.00          11298.00          10799.00
7/6/2007                                                                  10791.00          11339.00          10835.00
7/7/2007                                                                  10791.00          11339.00          10835.00
7/8/2007                                                                  10791.00          11339.00          10835.00
7/9/2007                                                                  10753.00          11349.00          10797.00
7/10/2007                                                                 10497.00          11188.00          10538.00
7/11/2007                                                                 10533.00          11254.00          10575.00
7/12/2007                                                                 10745.00          11468.00          10788.00
7/13/2007                                                                 10770.00          11504.00          10814.00
7/14/2007                                                                 10770.00          11504.00          10814.00
7/15/2007                                                                 10770.00          11504.00          10814.00
7/16/2007                                                                 10737.00          11482.00          10781.00
7/17/2007                                                                 10718.00          11481.00          10762.00
7/18/2007                                                                 10595.00          11458.00          10638.00
7/19/2007                                                                 10585.00          11510.00          10628.00
7/20/2007                                                                 10382.00          11369.00          10425.00
7/21/2007                                                                 10382.00          11369.00          10425.00
7/22/2007                                                                 10382.00          11369.00          10425.00
7/23/2007                                                                 10376.00          11425.00          10419.00
7/24/2007                                                                 10070.00          11199.00          10110.00
7/25/2007                                                                 10149.00          11251.00          10190.00
7/26/2007                                                                  9893.00          10988.00           9932.00
7/27/2007                                                                  9745.00          10814.00           9786.00
7/28/2007                                                                  9745.00          10814.00           9786.00
7/29/2007                                                                  9745.00          10814.00           9786.00
7/30/2007                                                                  9866.00          10925.00           9906.00
7/31/2007                                                                  9699.00          10787.00           9738.00
8/1/2007                                                                   9722.00          10866.00           9762.00
8/2/2007                                                                   9753.00          10916.00           9793.00
8/3/2007                                                                   9340.00          10627.00           9379.00
8/4/2007                                                                   9340.00          10627.00           9379.00
8/5/2007                                                                   9340.00          10627.00           9379.00
8/6/2007                                                                   9743.00          10884.00           9784.00
8/7/2007                                                                   9830.00          10951.00           9871.00
8/8/2007                                                                  10074.00          11109.00          10118.00
8/9/2007                                                                   9728.00          10781.00           9770.00
8/10/2007                                                                  9659.00          10786.00           9701.00
8/11/2007                                                                  9659.00          10786.00           9701.00
8/12/2007                                                                  9659.00          10786.00           9701.00
8/13/2007                                                                  9590.00          10782.00           9631.00
8/14/2007                                                                  9321.00          10587.00           9361.00
8/15/2007                                                                  9205.00          10443.00           9243.00
8/16/2007                                                                  9522.00          10477.00           9563.00
8/17/2007                                                                  9855.00          10735.00           9899.00
8/18/2007                                                                  9855.00          10735.00           9899.00
8/19/2007                                                                  9855.00          10735.00           9899.00
8/20/2007                                                                  9782.00          10732.00           9825.00
8/21/2007                                                                  9863.00          10744.00           9908.00
8/22/2007                                                                  9957.00          10870.00          10002.00
8/23/2007                                                                  9884.00          10858.00           9929.00
8/24/2007                                                                  9936.00          10985.00           9983.00
8/25/2007                                                                  9936.00          10985.00           9983.00
8/26/2007                                                                  9936.00          10985.00           9983.00
8/27/2007                                                                  9803.00          10892.00           9848.00
8/28/2007                                                                  9484.00          10636.00           9527.00
8/29/2007                                                                  9686.00          10872.00           9732.00
8/30/2007                                                                  9590.00          10827.00           9634.00
8/31/2007                                                                  9732.00          10949.00           9778.00
9/1/2007                                                                   9732.00          10949.00           9778.00
9/2/2007                                                                   9732.00          10949.00           9778.00
9/3/2007                                                                   9732.00          10949.00           9778.00
9/4/2007                                                                   9847.00          11064.00           9894.00
9/5/2007                                                                   9651.00          10942.00           9696.00
9/6/2007                                                                   9651.00          10990.00           9696.00
9/7/2007                                                                   9482.00          10804.00           9526.00
9/8/2007                                                                   9482.00          10804.00           9526.00
9/9/2007                                                                   9482.00          10804.00           9526.00
9/10/2007                                                                  9438.00          10791.00           9482.00
9/11/2007                                                                  9559.00          10938.00           9603.00
9/12/2007                                                                  9542.00          10942.00           9588.00
9/13/2007                                                                  9699.00          11034.00           9745.00
9/14/2007                                                                  9709.00          11037.00           9756.00
9/15/2007                                                                  9709.00          11037.00           9756.00
9/16/2007                                                                  9709.00          11037.00           9756.00
9/17/2007                                                                  9645.00          10980.00           9691.00
9/18/2007                                                                 10072.00          11301.00          10123.00
9/19/2007                                                                 10166.00          11370.00          10219.00
9/20/2007                                                                  9966.00          11296.00          10017.00
9/21/2007                                                                  9976.00          11348.00          10027.00
9/22/2007                                                                  9976.00          11348.00          10027.00
9/23/2007                                                                  9976.00          11348.00          10027.00
9/24/2007                                                                  9872.00          11289.00           9923.00
9/25/2007                                                                  9837.00          11285.00           9886.00
9/26/2007                                                                  9901.00          11348.00           9953.00
9/27/2007                                                                  9995.00          11393.00          10048.00
9/28/2007                                                                  9970.00          11359.00          10022.00
9/29/2007                                                                  9970.00          11359.00          10022.00
9/30/2007                                                                  9970.00          11359.00          10022.00
10/1/2007                                                                 10184.00          11510.00          10240.00
10/2/2007                                                                 10259.00          11507.00          10316.00
10/3/2007                                                                 10253.00          11457.00          10309.00
10/4/2007                                                                 10280.00          11481.00          10337.00
10/5/2007                                                                 10441.00          11594.00          10500.00
10/6/2007                                                                 10441.00          11594.00          10500.00
10/7/2007                                                                 10441.00          11594.00          10500.00
10/8/2007                                                                 10341.00          11557.00          10399.00
10/9/2007                                                                 10441.00          11650.00          10501.00
10/10/2007                                                                10349.00          11631.00          10408.00
10/11/2007                                                                10284.00          11572.00          10343.00
10/12/2007                                                                10278.00          11627.00          10336.00
10/13/2007                                                                10278.00          11627.00          10336.00
10/14/2007                                                                10278.00          11627.00          10336.00
10/15/2007                                                                10087.00          11530.00          10143.00
10/16/2007                                                                 9920.00          11454.00           9973.00
10/17/2007                                                                 9872.00          11475.00           9926.00
10/18/2007                                                                 9786.00          11467.00           9837.00
10/19/2007                                                                 9501.00          11173.00           9549.00
10/20/2007                                                                 9501.00          11173.00           9549.00
10/21/2007                                                                 9501.00          11173.00           9549.00
10/22/2007                                                                 9614.00          11216.00           9664.00
10/23/2007                                                                 9683.00          11315.00           9735.00
10/24/2007                                                                 9585.00          11287.00           9635.00
10/25/2007                                                                 9518.00          11276.00           9569.00
10/26/2007                                                                 9744.00          11432.00           9795.00
10/27/2007                                                                 9744.00          11432.00           9795.00
10/28/2007                                                                 9744.00          11432.00           9795.00
10/29/2007                                                                 9729.00          11476.00           9782.00
10/30/2007                                                                 9685.00          11402.00           9738.00
10/31/2007                                                                 9777.00          11539.00           9829.00




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                     SINCE INCEPTION
                                                                         (11/1/2006)
                                                                     ---------------
RYDEX S&P EQUAL WEIGHT FINANCIALS ETF.............................            -2.23%
S&P 500 EQUAL WEIGHT FINANCIALS TOTAL RETURN INDEX................            -1.71%
S&P 500 TOTAL RETURN INDEX........................................            15.39%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P Equal Weight Financials ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

       DESCRIPTION                                                  % OF NET ASSETS
------------------------------------------------------------------------------------
JANUS CAPITAL GROUP, INC.                                                 1.38%
GOLDMAN SACHS GROUP, INC.                                                 1.35%
STATE STREET CORP.                                                        1.33%
CME GROUP, INC.                                                           1.33%
T. ROWE PRICE GROUP, INC.                                                 1.31%
INTERCONTINENTALEXCHANGE, INC.                                            1.30%
NORTHERN TRUST CORP.                                                      1.27%
FEDERATED INVESTORS, INC. -- CLASS B                                      1.25%
AFLAC, INC                                                                1.25%
ASSURANT, INC                                                             1.24%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Insurance                                                            Capital Markets    Commercial Banks
25.88                                                                          20.11               18.44

Insurance                                                            Real Estate Investment Trusts (REITs)
25.88                                                                                               14.56

Insurance                                                            Diversified Financial Services    Thrifts & Mortgage Finance
25.88                                                                                         10.11                          5.73

Insurance                                                            Consumer Finance    Real Estate Management & Development
25.88                                                                            4.22                                    0.95




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               27                 ANNUAL REPORT

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the period since inception (November 1, 2006) through October 31, 2007, Rydex S&P Equal Weight Health Care ETF returned 17.37%. For the same period its benchmark, the S&P Equal Weight Health Care Total Return Index, returned 18.22%.

The health care sector and this fund had solid returns as the markets continue to realize that health care spending will continue. The equal-weighted ETF outperformed the cap-weighted S&P 500 Health Care Index by more than 6% since inception. This was primarily driven by an extremely strong year in the biotechnology industry, but good years in the life sciences tools & services, health care providers & services, and health care equipment & supplies industries also aided in the effort. The only industry that performed poorly, health care technology, is also the sector's smallest allocation.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                                                         S&P 500
                                                                       RYDEX S&P                     EQUAL WEIGHTED
                                                                     EQUAL WEIGHT       S&P 500        HEALTH CARE
                                                                      HEALTH CARE    TOTAL RETURN     TOTAL RETURN
                                                                        ETF(A)         INDEX(B)         INDEX(C)
                                                                     ------------    ------------    --------------
11/1/2006                                                              10000.00        10000.00         10002.00
11/2/2006                                                              10053.00         9999.00         10053.00
11/3/2006                                                               9994.00         9978.00          9995.00
11/4/2006                                                               9994.00         9978.00          9995.00
11/5/2006                                                               9994.00         9978.00          9995.00
11/6/2006                                                              10121.00        10091.00         10123.00
11/7/2006                                                              10190.00        10114.00         10193.00
11/8/2006                                                              10045.00        10137.00         10053.00
11/9/2006                                                               9865.00        10085.00          9872.00
11/10/2006                                                              9919.00        10104.00          9931.00
11/11/2006                                                              9919.00        10104.00          9931.00
11/12/2006                                                              9919.00        10104.00          9931.00
11/13/2006                                                              9935.00        10132.00          9945.00
11/14/2006                                                              9994.00        10198.00         10005.00
11/15/2006                                                             10036.00        10225.00         10047.00
11/16/2006                                                             10095.00        10249.00         10106.00
11/17/2006                                                             10083.00        10259.00         10095.00
11/18/2006                                                             10083.00        10259.00         10095.00
11/19/2006                                                             10083.00        10259.00         10095.00
11/20/2006                                                             10047.00        10254.00         10057.00
11/21/2006                                                             10038.00        10272.00         10050.00
11/22/2006                                                             10105.00        10297.00         10116.00
11/23/2006                                                             10105.00        10297.00         10116.00
11/24/2006                                                             10055.00        10260.00         10068.00
11/25/2006                                                             10055.00        10260.00         10068.00
11/26/2006                                                             10055.00        10260.00         10068.00
11/27/2006                                                              9978.00        10120.00          9989.00
11/28/2006                                                              9994.00        10158.00         10006.00
11/29/2006                                                             10059.00        10256.00         10071.00
11/30/2006                                                             10111.00        10264.00         10123.00
12/1/2006                                                              10103.00        10236.00         10116.00
12/2/2006                                                              10103.00        10236.00         10116.00
12/3/2006                                                              10103.00        10236.00         10116.00
12/4/2006                                                              10210.00        10327.00         10225.00
12/5/2006                                                              10247.00        10368.00         10261.00
12/6/2006                                                              10281.00        10357.00         10295.00
12/7/2006                                                              10257.00        10317.00         10271.00
12/8/2006                                                              10267.00        10336.00         10280.00
12/9/2006                                                              10267.00        10336.00         10280.00
12/10/2006                                                             10267.00        10336.00         10280.00
12/11/2006                                                             10293.00        10359.00         10307.00
12/12/2006                                                             10299.00        10349.00         10314.00
12/13/2006                                                             10267.00        10363.00         10282.00
12/14/2006                                                             10303.00        10453.00         10319.00
12/15/2006                                                             10328.00        10465.00         10342.00
12/16/2006                                                             10328.00        10465.00         10342.00
12/17/2006                                                             10328.00        10465.00         10342.00
12/18/2006                                                             10313.00        10431.00         10329.00
12/19/2006                                                             10350.00        10454.00         10365.00
12/20/2006                                                             10366.00        10440.00         10382.00
12/21/2006                                                             10364.00        10404.00         10381.00
12/22/2006                                                             10305.00        10350.00         10323.00
12/23/2006                                                             10305.00        10350.00         10323.00
12/24/2006                                                             10305.00        10350.00         10323.00
12/25/2006                                                             10305.00        10350.00         10323.00
12/26/2006                                                             10319.00        10395.00         10337.00
12/27/2006                                                             10349.00        10470.00         10367.00
12/28/2006                                                             10345.00        10455.00         10363.00
12/29/2006                                                             10309.00        10408.00         10326.00
12/30/2006                                                             10309.00        10408.00         10326.00
12/31/2006                                                             10309.00        10408.00         10326.00
1/1/2007                                                               10309.00        10408.00         10326.00
1/2/2007                                                               10309.00        10408.00         10326.00
1/3/2007                                                               10293.00        10398.00         10312.00
1/4/2007                                                               10360.00        10411.00         10378.00
1/5/2007                                                               10313.00        10347.00         10332.00
1/6/2007                                                               10313.00        10347.00         10332.00
1/7/2007                                                               10313.00        10347.00         10332.00
1/8/2007                                                               10362.00        10373.00         10380.00
1/9/2007                                                               10352.00        10368.00         10370.00
1/10/2007                                                              10380.00        10389.00         10398.00
1/11/2007                                                              10503.00        10455.00         10523.00
1/12/2007                                                              10544.00        10506.00         10564.00
1/13/2007                                                              10544.00        10506.00         10564.00
1/14/2007                                                              10544.00        10506.00         10564.00
1/15/2007                                                              10544.00        10506.00         10564.00
1/16/2007                                                              10582.00        10515.00         10603.00
1/17/2007                                                              10643.00        10506.00         10664.00
1/18/2007                                                              10641.00        10475.00         10662.00
1/19/2007                                                              10659.00        10506.00         10681.00
1/20/2007                                                              10659.00        10506.00         10681.00
1/21/2007                                                              10659.00        10506.00         10681.00
1/22/2007                                                              10598.00        10451.00         10620.00
1/23/2007                                                              10600.00        10488.00         10622.00
1/24/2007                                                              10675.00        10577.00         10698.00
1/25/2007                                                              10637.00        10458.00         10659.00
1/26/2007                                                              10621.00        10445.00         10642.00
1/27/2007                                                              10621.00        10445.00         10642.00
1/28/2007                                                              10621.00        10445.00         10642.00
1/29/2007                                                              10641.00        10435.00         10664.00
1/30/2007                                                              10730.00        10495.00         10752.00
1/31/2007                                                              10782.00        10566.00         10805.00
2/1/2007                                                               10861.00        10625.00         10885.00
2/2/2007                                                               10857.00        10643.00         10880.00
2/3/2007                                                               10857.00        10643.00         10880.00
2/4/2007                                                               10857.00        10643.00         10880.00
2/5/2007                                                               10861.00        10634.00         10886.00
2/6/2007                                                               10853.00        10641.00         10877.00
2/7/2007                                                               10871.00        10660.00         10896.00
2/8/2007                                                               10879.00        10648.00         10903.00
2/9/2007                                                               10835.00        10573.00         10859.00
2/10/2007                                                              10835.00        10573.00         10859.00
2/11/2007                                                              10835.00        10573.00         10859.00
2/12/2007                                                              10817.00        10539.00         10841.00
2/13/2007                                                              10851.00        10621.00         10876.00
2/14/2007                                                              10922.00        10705.00         10947.00
2/15/2007                                                              11009.00        10717.00         11035.00
2/16/2007                                                              10981.00        10708.00         11007.00
2/17/2007                                                              10981.00        10708.00         11007.00
2/18/2007                                                              10981.00        10708.00         11007.00
2/19/2007                                                              10981.00        10708.00         11007.00
2/20/2007                                                              11013.00        10739.00         11039.00
2/21/2007                                                              10997.00        10724.00         11023.00
2/22/2007                                                              10975.00        10717.00         11002.00
2/23/2007                                                              10952.00        10680.00         10980.00
2/24/2007                                                              10952.00        10680.00         10980.00
2/25/2007                                                              10952.00        10680.00         10980.00
2/26/2007                                                              10924.00        10668.00         10951.00
2/27/2007                                                              10610.00        10299.00         10636.00
2/28/2007                                                              10651.00        10359.00         10677.00
3/1/2007                                                               10580.00        10332.00         10606.00
3/2/2007                                                               10463.00        10215.00         10489.00
3/3/2007                                                               10463.00        10215.00         10489.00
3/4/2007                                                               10463.00        10215.00         10489.00
3/5/2007                                                               10376.00        10119.00         10402.00
3/6/2007                                                               10497.00        10276.00         10525.00
3/7/2007                                                               10467.00        10254.00         10494.00
3/8/2007                                                               10534.00        10327.00         10562.00
3/9/2007                                                               10548.00        10334.00         10576.00
3/10/2007                                                              10548.00        10334.00         10576.00
3/11/2007                                                              10548.00        10334.00         10576.00
3/12/2007                                                              10578.00        10362.00         10606.00
3/13/2007                                                              10410.00        10154.00         10439.00
3/14/2007                                                              10481.00        10223.00         10509.00
3/15/2007                                                              10515.00        10261.00         10544.00
3/16/2007                                                              10504.00        10222.00         10533.00
3/17/2007                                                              10504.00        10222.00         10533.00
3/18/2007                                                              10504.00        10222.00         10533.00
3/19/2007                                                              10616.00        10333.00         10655.00
3/20/2007                                                              10642.00        10399.00         10680.00
3/21/2007                                                              10755.00        10577.00         10808.00
3/22/2007                                                              10792.00        10573.00         10834.00
3/23/2007                                                              10796.00        10584.00         10839.00
3/24/2007                                                              10796.00        10584.00         10839.00
3/25/2007                                                              10796.00        10584.00         10839.00
3/26/2007                                                              10794.00        10595.00         10837.00
3/27/2007                                                              10741.00        10529.00         10784.00
3/28/2007                                                              10690.00        10448.00         10734.00
3/29/2007                                                              10707.00        10487.00         10750.00
3/30/2007                                                              10743.00        10475.00         10786.00
3/31/2007                                                              10743.00        10475.00         10786.00
4/1/2007                                                               10743.00        10475.00         10786.00
4/2/2007                                                               10777.00        10502.00         10822.00
4/3/2007                                                               10911.00        10602.00         10955.00
4/4/2007                                                               10941.00        10614.00         10986.00
4/5/2007                                                               11020.00        10649.00         11067.00
4/6/2007                                                               11020.00        10649.00         11067.00
4/7/2007                                                               11020.00        10649.00         11067.00
4/8/2007                                                               11020.00        10649.00         11067.00
4/9/2007                                                               11022.00        10655.00         11069.00
4/10/2007                                                              11057.00        10684.00         11104.00
4/11/2007                                                              11045.00        10615.00         11091.00
4/12/2007                                                              11168.00        10681.00         11216.00
4/13/2007                                                              11243.00        10718.00         11291.00
4/14/2007                                                              11243.00        10718.00         11291.00
4/15/2007                                                              11243.00        10718.00         11291.00
4/16/2007                                                              11346.00        10833.00         11395.00
4/17/2007                                                              11366.00        10855.00         11416.00
4/18/2007                                                              11354.00        10863.00         11403.00
4/19/2007                                                              11383.00        10850.00         11432.00
4/20/2007                                                              11449.00        10951.00         11501.00
4/21/2007                                                              11449.00        10951.00         11501.00
4/22/2007                                                              11449.00        10951.00         11501.00
4/23/2007                                                              11536.00        10926.00         11588.00
4/24/2007                                                              11571.00        10922.00         11624.00
4/25/2007                                                              11603.00        11034.00         11655.00
4/26/2007                                                              11589.00        11026.00         11641.00
4/27/2007                                                              11557.00        11025.00         11608.00
4/28/2007                                                              11557.00        11025.00         11608.00
4/29/2007                                                              11557.00        11025.00         11608.00
4/30/2007                                                              11490.00        10939.00         11542.00
5/1/2007                                                               11547.00        10968.00         11600.00
5/2/2007                                                               11630.00        11040.00         11683.00
5/3/2007                                                               11646.00        11091.00         11699.00
5/4/2007                                                               11690.00        11115.00         11744.00
5/5/2007                                                               11690.00        11115.00         11744.00
5/6/2007                                                               11690.00        11115.00         11744.00
5/7/2007                                                               11729.00        11144.00         11784.00
5/8/2007                                                               11696.00        11132.00         11750.00
5/9/2007                                                               11729.00        11171.00         11783.00
5/10/2007                                                              11565.00        11017.00         11620.00
5/11/2007                                                              11623.00        11124.00         11679.00
5/12/2007                                                              11623.00        11124.00         11679.00
5/13/2007                                                              11623.00        11124.00         11679.00
5/14/2007                                                              11579.00        11105.00         11634.00
5/15/2007                                                              11581.00        11091.00         11636.00
5/16/2007                                                              11704.00        11190.00         11760.00
5/17/2007                                                              11642.00        11181.00         11698.00
5/18/2007                                                              11694.00        11255.00         11750.00
5/19/2007                                                              11694.00        11255.00         11750.00
5/20/2007                                                              11694.00        11255.00         11750.00
5/21/2007                                                              11680.00        11272.00         11737.00
5/22/2007                                                              11686.00        11265.00         11743.00
5/23/2007                                                              11704.00        11252.00         11761.00
5/24/2007                                                              11676.00        11144.00         11733.00
5/25/2007                                                              11717.00        11205.00         11774.00
5/26/2007                                                              11717.00        11205.00         11774.00
5/27/2007                                                              11717.00        11205.00         11774.00
5/28/2007                                                              11717.00        11205.00         11774.00
5/29/2007                                                              11715.00        11224.00         11772.00
5/30/2007                                                              11721.00        11318.00         11779.00
5/31/2007                                                              11737.00        11321.00         11795.00
6/1/2007                                                               11781.00        11363.00         11841.00
6/2/2007                                                               11781.00        11363.00         11841.00
6/3/2007                                                               11781.00        11363.00         11841.00
6/4/2007                                                               11797.00        11384.00         11857.00
6/5/2007                                                               11743.00        11324.00         11802.00
6/6/2007                                                               11660.00        11226.00         11720.00
6/7/2007                                                               11500.00        11030.00         11558.00
6/8/2007                                                               11583.00        11155.00         11642.00
6/9/2007                                                               11583.00        11155.00         11642.00
6/10/2007                                                              11583.00        11155.00         11642.00
6/11/2007                                                              11587.00        11166.00         11646.00
6/12/2007                                                              11500.00        11047.00         11559.00
6/13/2007                                                              11597.00        11217.00         11657.00
6/14/2007                                                              11603.00        11272.00         11663.00
6/15/2007                                                              11657.00        11345.00         11718.00
6/16/2007                                                              11657.00        11345.00         11718.00
6/17/2007                                                              11657.00        11345.00         11718.00
6/18/2007                                                              11623.00        11332.00         11686.00
6/19/2007                                                              11647.00        11352.00         11708.00
6/20/2007                                                              11507.00        11197.00         11567.00
6/21/2007                                                              11534.00        11269.00         11595.00
6/22/2007                                                              11384.00        11124.00         11444.00
6/23/2007                                                              11384.00        11124.00         11444.00
6/24/2007                                                              11384.00        11124.00         11444.00
6/25/2007                                                              11352.00        11088.00         11412.00
6/26/2007                                                              11406.00        11053.00         11466.00
6/27/2007                                                              11483.00        11154.00         11544.00
6/28/2007                                                              11479.00        11150.00         11541.00
6/29/2007                                                              11441.00        11133.00         11502.00
6/30/2007                                                              11441.00        11133.00         11502.00
7/1/2007                                                               11441.00        11133.00         11502.00
7/2/2007                                                               11554.00        11252.00         11617.00
7/3/2007                                                               11580.00        11294.00         11643.00
7/4/2007                                                               11580.00        11294.00         11643.00
7/5/2007                                                               11601.00        11298.00         11665.00
7/6/2007                                                               11637.00        11339.00         11701.00
7/7/2007                                                               11637.00        11339.00         11701.00
7/8/2007                                                               11637.00        11339.00         11701.00
7/9/2007                                                               11595.00        11349.00         11658.00
7/10/2007                                                              11489.00        11188.00         11554.00
7/11/2007                                                              11580.00        11254.00         11644.00
7/12/2007                                                              11734.00        11468.00         11799.00
7/13/2007                                                              11702.00        11504.00         11767.00
7/14/2007                                                              11702.00        11504.00         11767.00
7/15/2007                                                              11702.00        11504.00         11767.00
7/16/2007                                                              11686.00        11482.00         11751.00
7/17/2007                                                              11651.00        11481.00         11717.00
7/18/2007                                                              11653.00        11458.00         11720.00
7/19/2007                                                              11607.00        11510.00         11672.00
7/20/2007                                                              11489.00        11369.00         11555.00
7/21/2007                                                              11489.00        11369.00         11555.00
7/22/2007                                                              11489.00        11369.00         11555.00
7/23/2007                                                              11560.00        11425.00         11627.00
7/24/2007                                                              11453.00        11199.00         11518.00
7/25/2007                                                              11461.00        11251.00         11528.00
7/26/2007                                                              11238.00        10988.00         11302.00
7/27/2007                                                              11050.00        10814.00         11115.00
7/28/2007                                                              11050.00        10814.00         11115.00
7/29/2007                                                              11050.00        10814.00         11115.00
7/30/2007                                                              11139.00        10925.00         11204.00
7/31/2007                                                              11032.00        10787.00         11095.00
8/1/2007                                                               11096.00        10866.00         11161.00
8/2/2007                                                               11220.00        10916.00         11286.00
8/3/2007                                                               11048.00        10627.00         11112.00
8/4/2007                                                               11048.00        10627.00         11112.00
8/5/2007                                                               11048.00        10627.00         11112.00
8/6/2007                                                               11271.00        10884.00         11338.00
8/7/2007                                                               11232.00        10951.00         11298.00
8/8/2007                                                               11271.00        11109.00         11336.00
8/9/2007                                                               10989.00        10781.00         11053.00
8/10/2007                                                              11068.00        10786.00         11134.00
8/11/2007                                                              11068.00        10786.00         11134.00
8/12/2007                                                              11068.00        10786.00         11134.00
8/13/2007                                                              11101.00        10782.00         11166.00
8/14/2007                                                              10973.00        10587.00         11037.00
8/15/2007                                                              10868.00        10443.00         10933.00
8/16/2007                                                              10809.00        10477.00         10873.00
8/17/2007                                                              10957.00        10735.00         11023.00
8/18/2007                                                              10957.00        10735.00         11023.00
8/19/2007                                                              10957.00        10735.00         11023.00
8/20/2007                                                              10961.00        10732.00         11029.00
8/21/2007                                                              10983.00        10744.00         11050.00
8/22/2007                                                              11086.00        10870.00         11154.00
8/23/2007                                                              11105.00        10858.00         11173.00
8/24/2007                                                              11194.00        10985.00         11263.00
8/25/2007                                                              11194.00        10985.00         11263.00
8/26/2007                                                              11194.00        10985.00         11263.00
8/27/2007                                                              11135.00        10892.00         11203.00
8/28/2007                                                              10961.00        10636.00         11029.00
8/29/2007                                                              11096.00        10872.00         11166.00
8/30/2007                                                              11086.00        10827.00         11155.00
8/31/2007                                                              11145.00        10949.00         11215.00
9/1/2007                                                               11145.00        10949.00         11215.00
9/2/2007                                                               11145.00        10949.00         11215.00
9/3/2007                                                               11145.00        10949.00         11215.00
9/4/2007                                                               11240.00        11064.00         11311.00
9/5/2007                                                               11198.00        10942.00         11269.00
9/6/2007                                                               11293.00        10990.00         11363.00
9/7/2007                                                               11151.00        10804.00         11222.00
9/8/2007                                                               11151.00        10804.00         11222.00
9/9/2007                                                               11151.00        10804.00         11222.00
9/10/2007                                                              11149.00        10791.00         11219.00
9/11/2007                                                              11273.00        10938.00         11345.00
9/12/2007                                                              11303.00        10942.00         11375.00
9/13/2007                                                              11321.00        11034.00         11392.00
9/14/2007                                                              11307.00        11037.00         11379.00
9/15/2007                                                              11307.00        11037.00         11379.00
9/16/2007                                                              11307.00        11037.00         11379.00
9/17/2007                                                              11226.00        10980.00         11298.00
9/18/2007                                                              11431.00        11301.00         11505.00
9/19/2007                                                              11505.00        11370.00         11581.00
9/20/2007                                                              11439.00        11296.00         11513.00
9/21/2007                                                              11480.00        11348.00         11555.00
9/22/2007                                                              11480.00        11348.00         11555.00
9/23/2007                                                              11480.00        11348.00         11555.00
9/24/2007                                                              11450.00        11289.00         11527.00
9/25/2007                                                              11458.00        11285.00         11535.00
9/26/2007                                                              11555.00        11348.00         11633.00
9/27/2007                                                              11571.00        11393.00         11649.00
9/28/2007                                                              11555.00        11359.00         11633.00
9/29/2007                                                              11555.00        11359.00         11633.00
9/30/2007                                                              11555.00        11359.00         11633.00
10/1/2007                                                              11648.00        11510.00         11727.00
10/2/2007                                                              11604.00        11507.00         11684.00
10/3/2007                                                              11608.00        11457.00         11687.00
10/4/2007                                                              11626.00        11481.00         11706.00
10/5/2007                                                              11725.00        11594.00         11806.00
10/6/2007                                                              11725.00        11594.00         11806.00
10/7/2007                                                              11725.00        11594.00         11806.00
10/8/2007                                                              11685.00        11557.00         11767.00
10/9/2007                                                              11754.00        11650.00         11837.00
10/10/2007                                                             11764.00        11631.00         11845.00
10/11/2007                                                             11654.00        11572.00         11736.00
10/12/2007                                                             11717.00        11627.00         11801.00
10/13/2007                                                             11717.00        11627.00         11801.00
10/14/2007                                                             11717.00        11627.00         11801.00
10/15/2007                                                             11656.00        11530.00         11740.00
10/16/2007                                                             11581.00        11454.00         11665.00
10/17/2007                                                             11602.00        11475.00         11686.00
10/18/2007                                                             11598.00        11467.00         11681.00
10/19/2007                                                             11438.00        11173.00         11520.00
10/20/2007                                                             11438.00        11173.00         11520.00
10/21/2007                                                             11438.00        11173.00         11520.00
10/22/2007                                                             11432.00        11216.00         11513.00
10/23/2007                                                             11581.00        11315.00         11665.00
10/24/2007                                                             11502.00        11287.00         11586.00
10/25/2007                                                             11547.00        11276.00         11631.00
10/26/2007                                                             11561.00        11432.00         11645.00
10/27/2007                                                             11561.00        11432.00         11645.00
10/28/2007                                                             11561.00        11432.00         11645.00
10/29/2007                                                             11583.00        11476.00         11667.00
10/30/2007                                                             11594.00        11402.00         11678.00
10/31/2007                                                             11737.00        11539.00         11822.00




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                     SINCE INCEPTION
                                                                         (11/1/2006)
                                                                     ---------------
RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF............................            17.37%
S&P 500 EQUAL WEIGHT HEALTH CARE TOTAL RETURN INDEX...............            18.22%
S&P 500 TOTAL RETURN INDEX........................................            15.39%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P Equal Weight Health Care ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

         DESCRIPTION                                                % OF NET ASSETS
------------------------------------------------------------------------------------
VARIAN MEDICAL SYSTEMS, INC.                                              2.35%
GENZYME CORP.                                                             2.32%
MCKESSON CORP.                                                            2.23%
EXPRESS SCRIPTS, INC.                                                     2.22%
GILEAD SCIENCES, INC.                                                     2.22%
WATERS CORP.                                                              2.18%
MERCK & CO., INC.                                                         2.16%
HUMANA, INC.                                                              2.15%
BIOGEN IDEC, INC.                                                         2.11%
MEDCO HEALTH SOLUTIONS, INC.                                              2.08%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Health Care Providers & Services                                     Pharmaceuticals    Health Care Equipment & Supplies
29.84                                                                          27.21                               20.88

Health Care Providers & Services                                     Biotechnology    Life Sciences Tools & Services
29.84                                                                        10.49                              9.92

Health Care Providers & Services                                     Health Care Technology
29.84                                                                                  1.66




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               29                 ANNUAL REPORT

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the period since inception (November 1, 2006) through October 31, 2007, Rydex S&P Equal Weight Industrials ETF returned 22.00%. For the same period, its benchmark, the S&P Equal Weight Industrials Total Return Index, delivered a 22.52% return.

This past year was one where the market showed its appreciation of industrial stocks. The large cap stocks did well, especially towards the last part of the year and this ETF enjoyed an above market average return. Due to the higher oil prices, airlines performed poorly. However, another small portion of the sector, construction & engineering, more than doubled.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                                                                   S&P 500
                                                                          RYDEX S&P               S&P           EQUAL WEIGHTED
                                                                        EQUAL WEIGHT          500 TOTAL       INDUSTRIALS TOTAL
                                                                     INDUSTRIALS ETF(A)    RETURN INDEX(B)     RETURN INDEX(C)
                                                                     ------------------    ---------------    -----------------
11/1/2006                                                                 10000.00             10000.00             9999.00
11/2/2006                                                                  9990.00              9999.00             9988.00
11/3/2006                                                                  9955.00              9978.00             9955.00
11/4/2006                                                                  9955.00              9978.00             9955.00
11/5/2006                                                                  9955.00              9978.00             9955.00
11/6/2006                                                                 10057.00             10091.00            10056.00
11/7/2006                                                                 10142.00             10114.00            10142.00
11/8/2006                                                                 10201.00             10137.00            10201.00
11/9/2006                                                                 10116.00             10085.00            10116.00
11/10/2006                                                                10179.00             10104.00            10179.00
11/11/2006                                                                10179.00             10104.00            10179.00
11/12/2006                                                                10179.00             10104.00            10179.00
11/13/2006                                                                10236.00             10132.00            10236.00
11/14/2006                                                                10277.00             10198.00            10276.00
11/15/2006                                                                10368.00             10225.00            10370.00
11/16/2006                                                                10419.00             10249.00            10420.00
11/17/2006                                                                10393.00             10259.00            10395.00
11/18/2006                                                                10393.00             10259.00            10395.00
11/19/2006                                                                10393.00             10259.00            10395.00
11/20/2006                                                                10348.00             10254.00            10350.00
11/21/2006                                                                10427.00             10272.00            10429.00
11/22/2006                                                                10442.00             10297.00            10443.00
11/23/2006                                                                10442.00             10297.00            10443.00
11/24/2006                                                                10419.00             10260.00            10422.00
11/25/2006                                                                10419.00             10260.00            10422.00
11/26/2006                                                                10419.00             10260.00            10422.00
11/27/2006                                                                10248.00             10120.00            10250.00
11/28/2006                                                                10232.00             10158.00            10234.00
11/29/2006                                                                10336.00             10256.00            10339.00
11/30/2006                                                                10360.00             10264.00            10364.00
12/1/2006                                                                 10293.00             10236.00            10296.00
12/2/2006                                                                 10293.00             10236.00            10296.00
12/3/2006                                                                 10293.00             10236.00            10296.00
12/4/2006                                                                 10442.00             10327.00            10446.00
12/5/2006                                                                 10484.00             10368.00            10489.00
12/6/2006                                                                 10492.00             10357.00            10497.00
12/7/2006                                                                 10474.00             10317.00            10478.00
12/8/2006                                                                 10476.00             10336.00            10482.00
12/9/2006                                                                 10476.00             10336.00            10482.00
12/10/2006                                                                10476.00             10336.00            10482.00
12/11/2006                                                                10444.00             10359.00            10449.00
12/12/2006                                                                10403.00             10349.00            10408.00
12/13/2006                                                                10372.00             10363.00            10377.00
12/14/2006                                                                10474.00             10453.00            10479.00
12/15/2006                                                                10411.00             10465.00            10417.00
12/16/2006                                                                10411.00             10465.00            10417.00
12/17/2006                                                                10411.00             10465.00            10417.00
12/18/2006                                                                10366.00             10431.00            10372.00
12/19/2006                                                                10403.00             10454.00            10407.00
12/20/2006                                                                10409.00             10440.00            10414.00
12/21/2006                                                                10370.00             10404.00            10377.00
12/22/2006                                                                10293.00             10350.00            10300.00
12/23/2006                                                                10293.00             10350.00            10300.00
12/24/2006                                                                10293.00             10350.00            10300.00
12/25/2006                                                                10293.00             10350.00            10300.00
12/26/2006                                                                10338.00             10395.00            10343.00
12/27/2006                                                                10427.00             10470.00            10433.00
12/28/2006                                                                10402.00             10455.00            10409.00
12/29/2006                                                                10335.00             10408.00            10342.00
12/30/2006                                                                10335.00             10408.00            10342.00
12/31/2006                                                                10335.00             10408.00            10342.00
1/1/2007                                                                  10335.00             10408.00            10342.00
1/2/2007                                                                  10335.00             10408.00            10342.00
1/3/2007                                                                  10341.00             10398.00            10349.00
1/4/2007                                                                  10323.00             10411.00            10330.00
1/5/2007                                                                  10258.00             10347.00            10265.00
1/6/2007                                                                  10258.00             10347.00            10265.00
1/7/2007                                                                  10258.00             10347.00            10265.00
1/8/2007                                                                  10313.00             10373.00            10320.00
1/9/2007                                                                  10335.00             10368.00            10342.00
1/10/2007                                                                 10357.00             10389.00            10366.00
1/11/2007                                                                 10447.00             10455.00            10456.00
1/12/2007                                                                 10500.00             10506.00            10510.00
1/13/2007                                                                 10500.00             10506.00            10510.00
1/14/2007                                                                 10500.00             10506.00            10510.00
1/15/2007                                                                 10500.00             10506.00            10510.00
1/16/2007                                                                 10568.00             10515.00            10578.00
1/17/2007                                                                 10580.00             10506.00            10589.00
1/18/2007                                                                 10541.00             10475.00            10551.00
1/19/2007                                                                 10578.00             10506.00            10588.00
1/20/2007                                                                 10578.00             10506.00            10588.00
1/21/2007                                                                 10578.00             10506.00            10588.00
1/22/2007                                                                 10468.00             10451.00            10477.00
1/23/2007                                                                 10625.00             10488.00            10635.00
1/24/2007                                                                 10625.00             10577.00            10635.00
1/25/2007                                                                 10502.00             10458.00            10514.00
1/26/2007                                                                 10468.00             10445.00            10480.00
1/27/2007                                                                 10468.00             10445.00            10480.00
1/28/2007                                                                 10468.00             10445.00            10480.00
1/29/2007                                                                 10500.00             10435.00            10511.00
1/30/2007                                                                 10560.00             10495.00            10571.00
1/31/2007                                                                 10713.00             10566.00            10725.00
2/1/2007                                                                  10866.00             10625.00            10877.00
2/2/2007                                                                  10902.00             10643.00            10915.00
2/3/2007                                                                  10902.00             10643.00            10915.00
2/4/2007                                                                  10902.00             10643.00            10915.00
2/5/2007                                                                  10884.00             10634.00            10897.00
2/6/2007                                                                  10892.00             10641.00            10904.00
2/7/2007                                                                  10923.00             10660.00            10936.00
2/8/2007                                                                  10862.00             10648.00            10875.00
2/9/2007                                                                  10786.00             10573.00            10799.00
2/10/2007                                                                 10786.00             10573.00            10799.00
2/11/2007                                                                 10786.00             10573.00            10799.00
2/12/2007                                                                 10804.00             10539.00            10818.00
2/13/2007                                                                 10906.00             10621.00            10921.00
2/14/2007                                                                 11068.00             10705.00            11082.00
2/15/2007                                                                 11096.00             10717.00            11112.00
2/16/2007                                                                 11076.00             10708.00            11091.00
2/17/2007                                                                 11076.00             10708.00            11091.00
2/18/2007                                                                 11076.00             10708.00            11091.00
2/19/2007                                                                 11076.00             10708.00            11091.00
2/20/2007                                                                 11131.00             10739.00            11147.00
2/21/2007                                                                 11155.00             10724.00            11172.00
2/22/2007                                                                 11119.00             10717.00            11134.00
2/23/2007                                                                 11102.00             10680.00            11118.00
2/24/2007                                                                 11102.00             10680.00            11118.00
2/25/2007                                                                 11102.00             10680.00            11118.00
2/26/2007                                                                 11019.00             10668.00            11036.00
2/27/2007                                                                 10643.00             10299.00            10658.00
2/28/2007                                                                 10678.00             10359.00            10693.00
3/1/2007                                                                  10645.00             10332.00            10661.00
3/2/2007                                                                  10498.00             10215.00            10514.00
3/3/2007                                                                  10498.00             10215.00            10514.00
3/4/2007                                                                  10498.00             10215.00            10514.00
3/5/2007                                                                  10429.00             10119.00            10444.00
3/6/2007                                                                  10564.00             10276.00            10580.00
3/7/2007                                                                  10584.00             10254.00            10601.00
3/8/2007                                                                  10680.00             10327.00            10697.00
3/9/2007                                                                  10696.00             10334.00            10712.00
3/10/2007                                                                 10696.00             10334.00            10712.00
3/11/2007                                                                 10696.00             10334.00            10712.00
3/12/2007                                                                 10743.00             10362.00            10760.00
3/13/2007                                                                 10508.00             10154.00            10526.00
3/14/2007                                                                 10574.00             10223.00            10591.00
3/15/2007                                                                 10606.00             10261.00            10624.00
3/16/2007                                                                 10636.00             10222.00            10654.00
3/17/2007                                                                 10636.00             10222.00            10654.00
3/18/2007                                                                 10636.00             10222.00            10654.00
3/19/2007                                                                 10756.00             10333.00            10776.00
3/20/2007                                                                 10791.00             10399.00            10812.00
3/21/2007                                                                 10924.00             10577.00            10944.00
3/22/2007                                                                 10891.00             10573.00            10912.00
3/23/2007                                                                 10965.00             10584.00            10987.00
3/24/2007                                                                 10965.00             10584.00            10987.00
3/25/2007                                                                 10965.00             10584.00            10987.00
3/26/2007                                                                 10891.00             10595.00            10913.00
3/27/2007                                                                 10791.00             10529.00            10812.00
3/28/2007                                                                 10679.00             10448.00            10701.00
3/29/2007                                                                 10709.00             10487.00            10731.00
3/30/2007                                                                 10720.00             10475.00            10741.00
3/31/2007                                                                 10720.00             10475.00            10741.00
4/1/2007                                                                  10720.00             10475.00            10741.00
4/2/2007                                                                  10734.00             10502.00            10757.00
4/3/2007                                                                  10840.00             10602.00            10863.00
4/4/2007                                                                  10799.00             10614.00            10822.00
4/5/2007                                                                  10797.00             10649.00            10821.00
4/6/2007                                                                  10797.00             10649.00            10821.00
4/7/2007                                                                  10797.00             10649.00            10821.00
4/8/2007                                                                  10797.00             10649.00            10821.00
4/9/2007                                                                  10838.00             10655.00            10863.00
4/10/2007                                                                 10836.00             10684.00            10859.00
4/11/2007                                                                 10765.00             10615.00            10789.00
4/12/2007                                                                 10885.00             10681.00            10910.00
4/13/2007                                                                 10900.00             10718.00            10923.00
4/14/2007                                                                 10900.00             10718.00            10923.00
4/15/2007                                                                 10900.00             10718.00            10923.00
4/16/2007                                                                 11018.00             10833.00            11044.00
4/17/2007                                                                 11039.00             10855.00            11065.00
4/18/2007                                                                 11088.00             10863.00            11114.00
4/19/2007                                                                 11110.00             10850.00            11136.00
4/20/2007                                                                 11219.00             10951.00            11245.00
4/21/2007                                                                 11219.00             10951.00            11245.00
4/22/2007                                                                 11219.00             10951.00            11245.00
4/23/2007                                                                 11276.00             10926.00            11303.00
4/24/2007                                                                 11246.00             10922.00            11273.00
4/25/2007                                                                 11340.00             11034.00            11367.00
4/26/2007                                                                 11305.00             11026.00            11333.00
4/27/2007                                                                 11417.00             11025.00            11446.00
4/28/2007                                                                 11417.00             11025.00            11446.00
4/29/2007                                                                 11417.00             11025.00            11446.00
4/30/2007                                                                 11264.00             10939.00            11293.00
5/1/2007                                                                  11321.00             10968.00            11351.00
5/2/2007                                                                  11436.00             11040.00            11466.00
5/3/2007                                                                  11524.00             11091.00            11554.00
5/4/2007                                                                  11544.00             11115.00            11575.00
5/5/2007                                                                  11544.00             11115.00            11575.00
5/6/2007                                                                  11544.00             11115.00            11575.00
5/7/2007                                                                  11565.00             11144.00            11596.00
5/8/2007                                                                  11571.00             11132.00            11602.00
5/9/2007                                                                  11655.00             11171.00            11686.00
5/10/2007                                                                 11507.00             11017.00            11539.00
5/11/2007                                                                 11608.00             11124.00            11639.00
5/12/2007                                                                 11608.00             11124.00            11639.00
5/13/2007                                                                 11608.00             11124.00            11639.00
5/14/2007                                                                 11583.00             11105.00            11615.00
5/15/2007                                                                 11579.00             11091.00            11610.00
5/16/2007                                                                 11647.00             11190.00            11680.00
5/17/2007                                                                 11647.00             11181.00            11679.00
5/18/2007                                                                 11675.00             11255.00            11709.00
5/19/2007                                                                 11675.00             11255.00            11709.00
5/20/2007                                                                 11675.00             11255.00            11709.00
5/21/2007                                                                 11698.00             11272.00            11731.00
5/22/2007                                                                 11665.00             11265.00            11699.00
5/23/2007                                                                 11663.00             11252.00            11698.00
5/24/2007                                                                 11571.00             11144.00            11604.00
5/25/2007                                                                 11657.00             11205.00            11692.00
5/26/2007                                                                 11657.00             11205.00            11692.00
5/27/2007                                                                 11657.00             11205.00            11692.00
5/28/2007                                                                 11657.00             11205.00            11692.00
5/29/2007                                                                 11700.00             11224.00            11734.00
5/30/2007                                                                 11818.00             11318.00            11854.00
5/31/2007                                                                 11908.00             11321.00            11946.00
6/1/2007                                                                  11951.00             11363.00            11986.00
6/2/2007                                                                  11951.00             11363.00            11986.00
6/3/2007                                                                  11951.00             11363.00            11986.00
6/4/2007                                                                  11966.00             11384.00            12001.00
6/5/2007                                                                  11958.00             11324.00            11994.00
6/6/2007                                                                  11810.00             11226.00            11846.00
6/7/2007                                                                  11595.00             11030.00            11630.00
6/8/2007                                                                  11759.00             11155.00            11794.00
6/9/2007                                                                  11759.00             11155.00            11794.00
6/10/2007                                                                 11759.00             11155.00            11794.00
6/11/2007                                                                 11775.00             11166.00            11811.00
6/12/2007                                                                 11663.00             11047.00            11698.00
6/13/2007                                                                 11911.00             11217.00            11947.00
6/14/2007                                                                 11994.00             11272.00            12032.00
6/15/2007                                                                 12059.00             11345.00            12099.00
6/16/2007                                                                 12059.00             11345.00            12099.00
6/17/2007                                                                 12059.00             11345.00            12099.00
6/18/2007                                                                 12012.00             11332.00            12050.00
6/19/2007                                                                 12075.00             11352.00            12114.00
6/20/2007                                                                 11977.00             11197.00            12016.00
6/21/2007                                                                 12051.00             11269.00            12090.00
6/22/2007                                                                 11940.00             11124.00            11979.00
6/23/2007                                                                 11940.00             11124.00            11979.00
6/24/2007                                                                 11940.00             11124.00            11979.00
6/25/2007                                                                 11891.00             11088.00            11931.00
6/26/2007                                                                 11832.00             11053.00            11871.00
6/27/2007                                                                 11901.00             11154.00            11941.00
6/28/2007                                                                 11914.00             11150.00            11952.00
6/29/2007                                                                 11922.00             11133.00            11962.00
6/30/2007                                                                 11922.00             11133.00            11962.00
7/1/2007                                                                  11922.00             11133.00            11962.00
7/2/2007                                                                  11899.00             11252.00            12132.00
7/3/2007                                                                  12113.00             11294.00            12154.00
7/4/2007                                                                  12113.00             11294.00            12154.00
7/5/2007                                                                  12123.00             11298.00            12165.00
7/6/2007                                                                  12184.00             11339.00            12227.00
7/7/2007                                                                  12184.00             11339.00            12227.00
7/8/2007                                                                  12184.00             11339.00            12227.00
7/9/2007                                                                  12285.00             11349.00            12328.00
7/10/2007                                                                 12082.00             11188.00            12125.00
7/11/2007                                                                 12197.00             11254.00            12240.00
7/12/2007                                                                 12400.00             11468.00            12444.00
7/13/2007                                                                 12453.00             11504.00            12499.00
7/14/2007                                                                 12453.00             11504.00            12499.00
7/15/2007                                                                 12453.00             11504.00            12499.00
7/16/2007                                                                 12476.00             11482.00            12522.00
7/17/2007                                                                 12541.00             11481.00            12587.00
7/18/2007                                                                 12533.00             11458.00            12579.00
7/19/2007                                                                 12613.00             11510.00            12661.00
7/20/2007                                                                 12408.00             11369.00            12454.00
7/21/2007                                                                 12408.00             11369.00            12454.00
7/22/2007                                                                 12408.00             11369.00            12454.00
7/23/2007                                                                 12461.00             11425.00            12509.00
7/24/2007                                                                 12215.00             11199.00            12261.00
7/25/2007                                                                 12174.00             11251.00            12220.00
7/26/2007                                                                 11912.00             10988.00            11957.00
7/27/2007                                                                 11764.00             10814.00            11810.00
7/28/2007                                                                 11764.00             10814.00            11810.00
7/29/2007                                                                 11764.00             10814.00            11810.00
7/30/2007                                                                 11979.00             10925.00            12025.00
7/31/2007                                                                 11846.00             10787.00            11892.00
8/1/2007                                                                  11932.00             10866.00            11978.00
8/2/2007                                                                  12047.00             10916.00            12094.00
8/3/2007                                                                  11737.00             10627.00            11781.00
8/4/2007                                                                  11737.00             10627.00            11781.00
8/5/2007                                                                  11737.00             10627.00            11781.00
8/6/2007                                                                  11903.00             10884.00            11950.00
8/7/2007                                                                  11877.00             10951.00            11922.00
8/8/2007                                                                  11875.00             11109.00            11921.00
8/9/2007                                                                  11497.00             10781.00            11541.00
8/10/2007                                                                 11600.00             10786.00            11643.00
8/11/2007                                                                 11600.00             10786.00            11643.00
8/12/2007                                                                 11600.00             10786.00            11643.00
8/13/2007                                                                 11713.00             10782.00            11758.00
8/14/2007                                                                 11434.00             10587.00            11475.00
8/15/2007                                                                 11173.00             10443.00            11209.00
8/16/2007                                                                 11067.00             10477.00            11103.00
8/17/2007                                                                 11315.00             10735.00            11352.00
8/18/2007                                                                 11315.00             10735.00            11352.00
8/19/2007                                                                 11315.00             10735.00            11352.00
8/20/2007                                                                 11456.00             10732.00            11497.00
8/21/2007                                                                 11442.00             10744.00            11483.00
8/22/2007                                                                 11688.00             10870.00            11733.00
8/23/2007                                                                 11561.00             10858.00            11606.00
8/24/2007                                                                 11748.00             10985.00            11794.00
8/25/2007                                                                 11748.00             10985.00            11794.00
8/26/2007                                                                 11748.00             10985.00            11794.00
8/27/2007                                                                 11700.00             10892.00            11745.00
8/28/2007                                                                 11360.00             10636.00            11403.00
8/29/2007                                                                 11649.00             10872.00            11694.00
8/30/2007                                                                 11608.00             10827.00            11652.00
8/31/2007                                                                 11793.00             10949.00            11839.00
9/1/2007                                                                  11793.00             10949.00            11839.00
9/2/2007                                                                  11793.00             10949.00            11839.00
9/3/2007                                                                  11793.00             10949.00            11839.00
9/4/2007                                                                  11883.00             11064.00            11931.00
9/5/2007                                                                  11725.00             10942.00            11773.00
9/6/2007                                                                  11807.00             10990.00            11855.00
9/7/2007                                                                  11538.00             10804.00            11584.00
9/8/2007                                                                  11538.00             10804.00            11584.00
9/9/2007                                                                  11538.00             10804.00            11584.00
9/10/2007                                                                 11471.00             10791.00            11516.00
9/11/2007                                                                 11614.00             10938.00            11660.00
9/12/2007                                                                 11592.00             10942.00            11638.00
9/13/2007                                                                 11653.00             11034.00            11701.00
9/14/2007                                                                 11680.00             11037.00            11729.00
9/15/2007                                                                 11680.00             11037.00            11729.00
9/16/2007                                                                 11680.00             11037.00            11729.00
9/17/2007                                                                 11616.00             10980.00            11664.00
9/18/2007                                                                 12024.00             11301.00            12076.00
9/19/2007                                                                 12092.00             11370.00            12143.00
9/20/2007                                                                 12002.00             11296.00            12053.00
9/21/2007                                                                 12071.00             11348.00            12124.00
9/22/2007                                                                 12071.00             11348.00            12124.00
9/23/2007                                                                 12071.00             11348.00            12124.00
9/24/2007                                                                 11975.00             11289.00            12026.00
9/25/2007                                                                 12034.00             11285.00            12087.00
9/26/2007                                                                 12106.00             11348.00            12160.00
9/27/2007                                                                 12174.00             11393.00            12227.00
9/28/2007                                                                 12147.00             11359.00            12201.00
9/29/2007                                                                 12147.00             11359.00            12201.00
9/30/2007                                                                 12147.00             11359.00            12201.00
10/1/2007                                                                 12347.00             11510.00            12402.00
10/2/2007                                                                 12299.00             11507.00            12355.00
10/3/2007                                                                 12180.00             11457.00            12236.00
10/4/2007                                                                 12221.00             11481.00            12277.00
10/5/2007                                                                 12425.00             11594.00            12482.00
10/6/2007                                                                 12425.00             11594.00            12482.00
10/7/2007                                                                 12425.00             11594.00            12482.00
10/8/2007                                                                 12386.00             11557.00            12444.00
10/9/2007                                                                 12488.00             11650.00            12546.00
10/10/2007                                                                12359.00             11631.00            12417.00
10/11/2007                                                                12279.00             11572.00            12335.00
10/12/2007                                                                12351.00             11627.00            12410.00
10/13/2007                                                                12351.00             11627.00            12410.00
10/14/2007                                                                12351.00             11627.00            12410.00
10/15/2007                                                                12234.00             11530.00            12292.00
10/16/2007                                                                12153.00             11454.00            12211.00
10/17/2007                                                                12182.00             11475.00            12239.00
10/18/2007                                                                12252.00             11467.00            12309.00
10/19/2007                                                                11878.00             11173.00            11934.00
10/20/2007                                                                11878.00             11173.00            11934.00
10/21/2007                                                                11878.00             11173.00            11934.00
10/22/2007                                                                11962.00             11216.00            12020.00
10/23/2007                                                                12116.00             11315.00            12176.00
10/24/2007                                                                12160.00             11287.00            12218.00
10/25/2007                                                                12071.00             11276.00            12131.00
10/26/2007                                                                12090.00             11432.00            12149.00
10/27/2007                                                                12090.00             11432.00            12149.00
10/28/2007                                                                12090.00             11432.00            12149.00
10/29/2007                                                                12145.00             11476.00            12205.00
10/30/2007                                                                12044.00             11402.00            12105.00
10/31/2007                                                                12201.00             11539.00            12252.00




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                     SINCE INCEPTION
                                                                         (11/1/2006)
                                                                     ---------------
RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF............................            22.00%
S&P 500 EQUAL WEIGHT INDUSTRIALS TOTAL RETURN INDEX...............            22.52%
S&P 500 TOTAL RETURN INDEX........................................            15.39%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P Equal Weight Industrials ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

            DESCRIPTION                                             % OF NET ASSETS
------------------------------------------------------------------------------------
MONSTER WORLDWIDE, INC.                                                   2.22%
R.R. DONNELLEY & SONS CO.                                                 2.17%
UNION PACIFIC CORP.                                                       2.16%
TEXTRON, INC.                                                             2.14%
FLUOR CORP.                                                               2.13%
L-3 COMMUNICATIONS HOLDINGS, INC.                                         2.10%
CSX CORP.                                                                 2.10%
GENERAL DYNAMICS CORP.                                                    2.06%
LOCKHEED MARTIN CORP.                                                     2.05%
BURLINGTON NORTHERN SANTA FE CORP.                                        2.02%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Machinery                                                            Aerospace & Defense    Commercial Services & Supplies
24.06                                                                              21.76                             15.30

Machinery                                                            Road & Rail    Air Freight & Logistics    Electrical Equipment
24.06                                                                      10.01                       7.46                    5.86

Machinery                                                            Industrial Conglomerates    Construction & Engineering
24.06                                                                                    5.83                          4.10

Machinery                                                            Building Products    Trading Companies & Distributors
24.06                                                                             1.99                                1.86

Machinery                                                            Airlines
24.06                                                                    1.77




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               31                 ANNUAL REPORT

RYDEX S&P EQUAL WEIGHT MATERIALS ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the period since inception (November 1, 2006) through October 31, 2007, Rydex S&P Equal Weight Materials ETF returned 24.02%. For the same period its benchmark, the S&P Equal Weight Materials Total Return Index, returned 25.24%.

Stocks in the materials sector had a very good year. The ETF performed negatively during the summer along with just about every fund but was able to recapture the majority of the loss in the final three months due to strong global demand for commodities. Metals & mining was the strongest performing industry, up more than 48%. Containers & packaging stocks posted anemic gains of less than 4%, trailing the rest of the sector.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                                                             S&P 500
                                                                         RYDEX S&P          S&P 500       EQUAL WEIGHTED
                                                                       EQUAL WEIGHT      TOTAL RETURN    MATERIALS TOTAL
                                                                     MATERIALS ETF(A)      INDEX(B)      RETURN INDEX(C)
                                                                     ----------------    ------------    ---------------
11/1/2006                                                                10000.00          10000.00          10001.00
11/2/2006                                                                10064.00           9999.00          10064.00
11/3/2006                                                                10019.00           9978.00          10019.00
11/4/2006                                                                10019.00           9978.00          10019.00
11/5/2006                                                                10019.00           9978.00          10019.00
11/6/2006                                                                10132.00          10091.00          10133.00
11/7/2006                                                                10116.00          10114.00          10116.00
11/8/2006                                                                10167.00          10137.00          10167.00
11/9/2006                                                                10233.00          10085.00          10234.00
11/10/2006                                                               10165.00          10104.00          10167.00
11/11/2006                                                               10165.00          10104.00          10167.00
11/12/2006                                                               10165.00          10104.00          10167.00
11/13/2006                                                               10260.00          10132.00          10262.00
11/14/2006                                                               10277.00          10198.00          10279.00
11/15/2006                                                               10301.00          10225.00          10303.00
11/16/2006                                                               10273.00          10249.00          10274.00
11/17/2006                                                               10291.00          10259.00          10294.00
11/18/2006                                                               10291.00          10259.00          10294.00
11/19/2006                                                               10291.00          10259.00          10294.00
11/20/2006                                                               10384.00          10254.00          10387.00
11/21/2006                                                               10452.00          10272.00          10456.00
11/22/2006                                                               10547.00          10297.00          10552.00
11/23/2006                                                               10547.00          10297.00          10552.00
11/24/2006                                                               10551.00          10260.00          10556.00
11/25/2006                                                               10551.00          10260.00          10556.00
11/26/2006                                                               10551.00          10260.00          10556.00
11/27/2006                                                               10394.00          10120.00          10397.00
11/28/2006                                                               10386.00          10158.00          10391.00
11/29/2006                                                               10516.00          10256.00          10521.00
11/30/2006                                                               10555.00          10264.00          10561.00
12/1/2006                                                                10485.00          10236.00          10491.00
12/2/2006                                                                10485.00          10236.00          10491.00
12/3/2006                                                                10485.00          10236.00          10491.00
12/4/2006                                                                10671.00          10327.00          10676.00
12/5/2006                                                                10729.00          10368.00          10735.00
12/6/2006                                                                10725.00          10357.00          10731.00
12/7/2006                                                                10762.00          10317.00          10768.00
12/8/2006                                                                10807.00          10336.00          10814.00
12/9/2006                                                                10807.00          10336.00          10814.00
12/10/2006                                                               10807.00          10336.00          10814.00
12/11/2006                                                               10768.00          10359.00          10774.00
12/12/2006                                                               10636.00          10349.00          10642.00
12/13/2006                                                               10677.00          10363.00          10684.00
12/14/2006                                                               10739.00          10453.00          10746.00
12/15/2006                                                               10809.00          10465.00          10817.00
12/16/2006                                                               10809.00          10465.00          10817.00
12/17/2006                                                               10809.00          10465.00          10817.00
12/18/2006                                                               10706.00          10431.00          10714.00
12/19/2006                                                               10783.00          10454.00          10791.00
12/20/2006                                                               10745.00          10440.00          10753.00
12/21/2006                                                               10624.00          10404.00          10633.00
12/22/2006                                                               10578.00          10350.00          10587.00
12/23/2006                                                               10578.00          10350.00          10587.00
12/24/2006                                                               10578.00          10350.00          10587.00
12/25/2006                                                               10578.00          10350.00          10587.00
12/26/2006                                                               10673.00          10395.00          10683.00
12/27/2006                                                               10795.00          10470.00          10805.00
12/28/2006                                                               10758.00          10455.00          10767.00
12/29/2006                                                               10690.00          10408.00          10699.00
12/30/2006                                                               10690.00          10408.00          10699.00
12/31/2006                                                               10690.00          10408.00          10699.00
1/1/2007                                                                 10690.00          10408.00          10699.00
1/2/2007                                                                 10690.00          10408.00          10699.00
1/3/2007                                                                 10652.00          10398.00          10662.00
1/4/2007                                                                 10562.00          10411.00          10572.00
1/5/2007                                                                 10502.00          10347.00          10512.00
1/6/2007                                                                 10502.00          10347.00          10512.00
1/7/2007                                                                 10502.00          10347.00          10512.00
1/8/2007                                                                 10526.00          10373.00          10538.00
1/9/2007                                                                 10520.00          10368.00          10531.00
1/10/2007                                                                10568.00          10389.00          10580.00
1/11/2007                                                                10715.00          10455.00          10726.00
1/12/2007                                                                10820.00          10506.00          10833.00
1/13/2007                                                                10820.00          10506.00          10833.00
1/14/2007                                                                10820.00          10506.00          10833.00
1/15/2007                                                                10820.00          10506.00          10833.00
1/16/2007                                                                10814.00          10515.00          10828.00
1/17/2007                                                                10835.00          10506.00          10848.00
1/18/2007                                                                10777.00          10475.00          10791.00
1/19/2007                                                                10918.00          10506.00          10931.00
1/20/2007                                                                10918.00          10506.00          10931.00
1/21/2007                                                                10918.00          10506.00          10931.00
1/22/2007                                                                10814.00          10451.00          10828.00
1/23/2007                                                                10978.00          10488.00          10991.00
1/24/2007                                                                11054.00          10577.00          11069.00
1/25/2007                                                                10965.00          10458.00          10980.00
1/26/2007                                                                10967.00          10445.00          10983.00
1/27/2007                                                                10967.00          10445.00          10983.00
1/28/2007                                                                10967.00          10445.00          10983.00
1/29/2007                                                                10945.00          10435.00          10960.00
1/30/2007                                                                10963.00          10495.00          10978.00
1/31/2007                                                                11090.00          10566.00          11105.00
2/1/2007                                                                 11170.00          10625.00          11186.00
2/2/2007                                                                 11166.00          10643.00          11182.00
2/3/2007                                                                 11166.00          10643.00          11182.00
2/4/2007                                                                 11166.00          10643.00          11182.00
2/5/2007                                                                 11116.00          10634.00          11134.00
2/6/2007                                                                 11179.00          10641.00          11195.00
2/7/2007                                                                 11187.00          10660.00          11203.00
2/8/2007                                                                 11170.00          10648.00          11188.00
2/9/2007                                                                 11127.00          10573.00          11145.00
2/10/2007                                                                11127.00          10573.00          11145.00
2/11/2007                                                                11127.00          10573.00          11145.00
2/12/2007                                                                11137.00          10539.00          11155.00
2/13/2007                                                                11365.00          10621.00          11384.00
2/14/2007                                                                11425.00          10705.00          11444.00
2/15/2007                                                                11487.00          10717.00          11506.00
2/16/2007                                                                11508.00          10708.00          11529.00
2/17/2007                                                                11508.00          10708.00          11529.00
2/18/2007                                                                11508.00          10708.00          11529.00
2/19/2007                                                                11508.00          10708.00          11529.00
2/20/2007                                                                11553.00          10739.00          11574.00
2/21/2007                                                                11705.00          10724.00          11726.00
2/22/2007                                                                11649.00          10717.00          11671.00
2/23/2007                                                                11651.00          10680.00          11674.00
2/24/2007                                                                11651.00          10680.00          11674.00
2/25/2007                                                                11651.00          10680.00          11674.00
2/26/2007                                                                11758.00          10668.00          11781.00
2/27/2007                                                                11278.00          10299.00          11297.00
2/28/2007                                                                11334.00          10359.00          11356.00
3/1/2007                                                                 11276.00          10332.00          11297.00
3/2/2007                                                                 11087.00          10215.00          11108.00
3/3/2007                                                                 11087.00          10215.00          11108.00
3/4/2007                                                                 11087.00          10215.00          11108.00
3/5/2007                                                                 10943.00          10119.00          10963.00
3/6/2007                                                                 11150.00          10276.00          11171.00
3/7/2007                                                                 11123.00          10254.00          11143.00
3/8/2007                                                                 11266.00          10327.00          11287.00
3/9/2007                                                                 11313.00          10334.00          11335.00
3/10/2007                                                                11313.00          10334.00          11335.00
3/11/2007                                                                11313.00          10334.00          11335.00
3/12/2007                                                                11361.00          10362.00          11384.00
3/13/2007                                                                11073.00          10154.00          11095.00
3/14/2007                                                                11160.00          10223.00          11183.00
3/15/2007                                                                11303.00          10261.00          11326.00
3/16/2007                                                                11214.00          10222.00          11236.00
3/17/2007                                                                11214.00          10222.00          11236.00
3/18/2007                                                                11214.00          10222.00          11236.00
3/19/2007                                                                11377.00          10333.00          11399.00
3/20/2007                                                                11462.00          10399.00          11486.00
3/21/2007                                                                11615.00          10577.00          11640.00
3/22/2007                                                                11586.00          10573.00          11609.00
3/23/2007                                                                11628.00          10584.00          11653.00
3/24/2007                                                                11628.00          10584.00          11653.00
3/25/2007                                                                11628.00          10584.00          11653.00
3/26/2007                                                                11702.00          10595.00          11728.00
3/27/2007                                                                11589.00          10529.00          11613.00
3/28/2007                                                                11479.00          10448.00          11503.00
3/29/2007                                                                11549.00          10487.00          11574.00
3/30/2007                                                                11533.00          10475.00          11558.00
3/31/2007                                                                11533.00          10475.00          11558.00
4/1/2007                                                                 11533.00          10475.00          11558.00
4/2/2007                                                                 11591.00          10502.00          11616.00
4/3/2007                                                                 11713.00          10602.00          11740.00
4/4/2007                                                                 11717.00          10614.00          11744.00
4/5/2007                                                                 11707.00          10649.00          11734.00
4/6/2007                                                                 11707.00          10649.00          11734.00
4/7/2007                                                                 11707.00          10649.00          11734.00
4/8/2007                                                                 11707.00          10649.00          11734.00
4/9/2007                                                                 11800.00          10655.00          11827.00
4/10/2007                                                                11736.00          10684.00          11763.00
4/11/2007                                                                11649.00          10615.00          11676.00
4/12/2007                                                                11746.00          10681.00          11774.00
4/13/2007                                                                11769.00          10718.00          11798.00
4/14/2007                                                                11769.00          10718.00          11798.00
4/15/2007                                                                11769.00          10718.00          11798.00
4/16/2007                                                                11919.00          10833.00          11949.00
4/17/2007                                                                11859.00          10855.00          11888.00
4/18/2007                                                                11786.00          10863.00          11815.00
4/19/2007                                                                11788.00          10850.00          11817.00
4/20/2007                                                                11919.00          10951.00          11950.00
4/21/2007                                                                11919.00          10951.00          11950.00
4/22/2007                                                                11919.00          10951.00          11950.00
4/23/2007                                                                11902.00          10926.00          11932.00
4/24/2007                                                                11805.00          10922.00          11834.00
4/25/2007                                                                12000.00          11034.00          12032.00
4/26/2007                                                                11981.00          11026.00          12012.00
4/27/2007                                                                11962.00          11025.00          11993.00
4/28/2007                                                                11962.00          11025.00          11993.00
4/29/2007                                                                11962.00          11025.00          11993.00
4/30/2007                                                                11780.00          10939.00          11811.00
5/1/2007                                                                 11707.00          10968.00          11738.00
5/2/2007                                                                 11819.00          11040.00          11851.00
5/3/2007                                                                 11904.00          11091.00          11937.00
5/4/2007                                                                 11950.00          11115.00          11982.00
5/5/2007                                                                 11950.00          11115.00          11982.00
5/6/2007                                                                 11950.00          11115.00          11982.00
5/7/2007                                                                 12052.00          11144.00          12085.00
5/8/2007                                                                 12039.00          11132.00          12072.00
5/9/2007                                                                 12126.00          11171.00          12160.00
5/10/2007                                                                11910.00          11017.00          11943.00
5/11/2007                                                                12025.00          11124.00          12059.00
5/12/2007                                                                12025.00          11124.00          12059.00
5/13/2007                                                                12025.00          11124.00          12059.00
5/14/2007                                                                11973.00          11105.00          12006.00
5/15/2007                                                                12050.00          11091.00          12084.00
5/16/2007                                                                12070.00          11190.00          12105.00
5/17/2007                                                                12066.00          11181.00          12101.00
5/18/2007                                                                12145.00          11255.00          12180.00
5/19/2007                                                                12145.00          11255.00          12180.00
5/20/2007                                                                12145.00          11255.00          12180.00
5/21/2007                                                                12158.00          11272.00          12194.00
5/22/2007                                                                12135.00          11265.00          12170.00
5/23/2007                                                                12120.00          11252.00          12156.00
5/24/2007                                                                11973.00          11144.00          12008.00
5/25/2007                                                                12116.00          11205.00          12152.00
5/26/2007                                                                12116.00          11205.00          12152.00
5/27/2007                                                                12116.00          11205.00          12152.00
5/28/2007                                                                12116.00          11205.00          12152.00
5/29/2007                                                                12089.00          11224.00          12125.00
5/30/2007                                                                12236.00          11318.00          12275.00
5/31/2007                                                                12284.00          11321.00          12322.00
6/1/2007                                                                 12403.00          11363.00          12442.00
6/2/2007                                                                 12403.00          11363.00          12442.00
6/3/2007                                                                 12403.00          11363.00          12442.00
6/4/2007                                                                 12382.00          11384.00          12420.00
6/5/2007                                                                 12330.00          11324.00          12369.00
6/6/2007                                                                 12176.00          11226.00          12214.00
6/7/2007                                                                 11896.00          11030.00          11933.00
6/8/2007                                                                 12099.00          11155.00          12138.00
6/9/2007                                                                 12099.00          11155.00          12138.00
6/10/2007                                                                12099.00          11155.00          12138.00
6/11/2007                                                                12006.00          11166.00          12044.00
6/12/2007                                                                11873.00          11047.00          11911.00
6/13/2007                                                                12137.00          11217.00          12176.00
6/14/2007                                                                12218.00          11272.00          12258.00
6/15/2007                                                                12329.00          11345.00          12370.00
6/16/2007                                                                12329.00          11345.00          12370.00
6/17/2007                                                                12329.00          11345.00          12370.00
6/18/2007                                                                12319.00          11332.00          12361.00
6/19/2007                                                                12381.00          11352.00          12405.00
6/20/2007                                                                12173.00          11197.00          12266.00
6/21/2007                                                                12275.00          11269.00          12372.00
6/22/2007                                                                12167.00          11124.00          12263.00
6/23/2007                                                                12167.00          11124.00          12263.00
6/24/2007                                                                12167.00          11124.00          12263.00
6/25/2007                                                                12068.00          11088.00          12161.00
6/26/2007                                                                11949.00          11053.00          12043.00
6/27/2007                                                                12026.00          11154.00          12120.00
6/28/2007                                                                12051.00          11150.00          12145.00
6/29/2007                                                                12122.00          11133.00          12216.00
6/30/2007                                                                12122.00          11133.00          12216.00
7/1/2007                                                                 12122.00          11133.00          12216.00
7/2/2007                                                                 12301.00          11252.00          12400.00
7/3/2007                                                                 12313.00          11294.00          12411.00
7/4/2007                                                                 12313.00          11294.00          12411.00
7/5/2007                                                                 12363.00          11298.00          12462.00
7/6/2007                                                                 12417.00          11339.00          12517.00
7/7/2007                                                                 12417.00          11339.00          12517.00
7/8/2007                                                                 12417.00          11339.00          12517.00
7/9/2007                                                                 12411.00          11349.00          12510.00
7/10/2007                                                                12219.00          11188.00          12317.00
7/11/2007                                                                12353.00          11254.00          12453.00
7/12/2007                                                                12638.00          11468.00          12741.00
7/13/2007                                                                12727.00          11504.00          12831.00
7/14/2007                                                                12727.00          11504.00          12831.00
7/15/2007                                                                12727.00          11504.00          12831.00
7/16/2007                                                                12611.00          11482.00          12715.00
7/17/2007                                                                12698.00          11481.00          12803.00
7/18/2007                                                                12754.00          11458.00          12860.00
7/19/2007                                                                12804.00          11510.00          12910.00
7/20/2007                                                                12588.00          11369.00          12693.00
7/21/2007                                                                12588.00          11369.00          12693.00
7/22/2007                                                                12588.00          11369.00          12693.00
7/23/2007                                                                12644.00          11425.00          12749.00
7/24/2007                                                                12469.00          11199.00          12573.00
7/25/2007                                                                12350.00          11251.00          12454.00
7/26/2007                                                                11945.00          10988.00          12043.00
7/27/2007                                                                11697.00          10814.00          11793.00
7/28/2007                                                                11697.00          10814.00          11793.00
7/29/2007                                                                11697.00          10814.00          11793.00
7/30/2007                                                                11953.00          10925.00          12051.00
7/31/2007                                                                11826.00          10787.00          11922.00
8/1/2007                                                                 11864.00          10866.00          11962.00
8/2/2007                                                                 11832.00          10916.00          11931.00
8/3/2007                                                                 11522.00          10627.00          11616.00
8/4/2007                                                                 11522.00          10627.00          11616.00
8/5/2007                                                                 11522.00          10627.00          11616.00
8/6/2007                                                                 11683.00          10884.00          11779.00
8/7/2007                                                                 11680.00          10951.00          11776.00
8/8/2007                                                                 11903.00          11109.00          12003.00
8/9/2007                                                                 11522.00          10781.00          11618.00
8/10/2007                                                                11591.00          10786.00          11688.00
8/11/2007                                                                11591.00          10786.00          11688.00
8/12/2007                                                                11591.00          10786.00          11688.00
8/13/2007                                                                11593.00          10782.00          11691.00
8/14/2007                                                                11306.00          10587.00          11399.00
8/15/2007                                                                10969.00          10443.00          11057.00
8/16/2007                                                                10915.00          10477.00          11003.00
8/17/2007                                                                11158.00          10735.00          11250.00
8/18/2007                                                                11158.00          10735.00          11250.00
8/19/2007                                                                11158.00          10735.00          11250.00
8/20/2007                                                                11279.00          10732.00          11373.00
8/21/2007                                                                11325.00          10744.00          11419.00
8/22/2007                                                                11649.00          10870.00          11749.00
8/23/2007                                                                11564.00          10858.00          11663.00
8/24/2007                                                                11743.00          10985.00          11844.00
8/25/2007                                                                11743.00          10985.00          11844.00
8/26/2007                                                                11743.00          10985.00          11844.00
8/27/2007                                                                11624.00          10892.00          11726.00
8/28/2007                                                                11289.00          10636.00          11385.00
8/29/2007                                                                11556.00          10872.00          11656.00
8/30/2007                                                                11524.00          10827.00          11625.00
8/31/2007                                                                11676.00          10949.00          11778.00
9/1/2007                                                                 11676.00          10949.00          11778.00
9/2/2007                                                                 11676.00          10949.00          11778.00
9/3/2007                                                                 11676.00          10949.00          11778.00
9/4/2007                                                                 11741.00          11064.00          11843.00
9/5/2007                                                                 11612.00          10942.00          11713.00
9/6/2007                                                                 11714.00          10990.00          11816.00
9/7/2007                                                                 11450.00          10804.00          11549.00
9/8/2007                                                                 11450.00          10804.00          11549.00
9/9/2007                                                                 11450.00          10804.00          11549.00
9/10/2007                                                                11304.00          10791.00          11402.00
9/11/2007                                                                11443.00          10938.00          11542.00
9/12/2007                                                                11425.00          10942.00          11525.00
9/13/2007                                                                11545.00          11034.00          11647.00
9/14/2007                                                                11599.00          11037.00          11703.00
9/15/2007                                                                11599.00          11037.00          11703.00
9/16/2007                                                                11599.00          11037.00          11703.00
9/17/2007                                                                11558.00          10980.00          11661.00
9/18/2007                                                                12043.00          11301.00          12154.00
9/19/2007                                                                12192.00          11370.00          12305.00
9/20/2007                                                                12149.00          11296.00          12262.00
9/21/2007                                                                12221.00          11348.00          12335.00
9/22/2007                                                                12221.00          11348.00          12335.00
9/23/2007                                                                12221.00          11348.00          12335.00
9/24/2007                                                                12146.00          11289.00          12259.00
9/25/2007                                                                12115.00          11285.00          12226.00
9/26/2007                                                                12209.00          11348.00          12322.00
9/27/2007                                                                12356.00          11393.00          12472.00
9/28/2007                                                                12273.00          11359.00          12387.00
9/29/2007                                                                12273.00          11359.00          12387.00
9/30/2007                                                                12273.00          11359.00          12387.00
10/1/2007                                                                12469.00          11510.00          12586.00
10/2/2007                                                                12463.00          11507.00          12580.00
10/3/2007                                                                12342.00          11457.00          12459.00
10/4/2007                                                                12327.00          11481.00          12444.00
10/5/2007                                                                12578.00          11594.00          12698.00
10/6/2007                                                                12578.00          11594.00          12698.00
10/7/2007                                                                12578.00          11594.00          12698.00
10/8/2007                                                                12498.00          11557.00          12619.00
10/9/2007                                                                12676.00          11650.00          12797.00
10/10/2007                                                               12540.00          11631.00          12661.00
10/11/2007                                                               12480.00          11572.00          12599.00
10/12/2007                                                               12544.00          11627.00          12667.00
10/13/2007                                                               12544.00          11627.00          12667.00
10/14/2007                                                               12544.00          11627.00          12667.00
10/15/2007                                                               12419.00          11530.00          12539.00
10/16/2007                                                               12246.00          11454.00          12366.00
10/17/2007                                                               12263.00          11475.00          12383.00
10/18/2007                                                               12363.00          11467.00          12483.00
10/19/2007                                                               12081.00          11173.00          12198.00
10/20/2007                                                               12081.00          11173.00          12198.00
10/21/2007                                                               12081.00          11173.00          12198.00
10/22/2007                                                               12052.00          11216.00          12170.00
10/23/2007                                                               12127.00          11315.00          12244.00
10/24/2007                                                               12181.00          11287.00          12299.00
10/25/2007                                                               12156.00          11276.00          12275.00
10/26/2007                                                               12296.00          11432.00          12415.00
10/27/2007                                                               12296.00          11432.00          12415.00
10/28/2007                                                               12296.00          11432.00          12415.00
10/29/2007                                                               12394.00          11476.00          12514.00
10/30/2007                                                               12177.00          11402.00          12296.00
10/31/2007                                                               12402.00          11539.00          12524.00




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                     SINCE INCEPTION
                                                                         (11/1/2006)
                                                                     ---------------
RYDEX S&P EQUAL WEIGHT MATERIALS ETF..............................            24.02%
S&P 500 EQUAL WEIGHT MATERIALS TOTAL RETURN INDEX.................            25.24%
S&P 500 TOTAL RETURN INDEX........................................            15.39%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P Equal Weight Materials ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
MONSANTO CO.                                                              4.25%
SIGMA-ALDRICH CORP.                                                       3.71%
MEADWESTVACO CORP.                                                        3.70%
FREEPORT-MCMORAN COPPER & GOLD, INC.                                      3.68%
NEWMONT MINING CORP. (HOLDING CO.)                                        3.64%
NUCOR CORP.                                                               3.61%
ALCOA, INC.                                                               3.60%
WEYERHAEUSER CO.                                                          3.59%
PRAXAIR, INC.                                                             3.56%
AIR PRODUCTS & CHEMICALS, INC.                                            3.52%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Chemicals                                                            Metals & Mining    Containers & Packaging
44.84                                                                          24.74                     16.22

Chemicals                                                            Paper & Forest Products    Construction Materials
44.84                                                                                  10.79                      3.41




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               33                 ANNUAL REPORT

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the period since inception (November 1, 2006) through October 31, 2007, Rydex S&P Equal Weight Technology ETF returned 15.44%. For the same period, its benchmark, the S&P Equal Weight Technology Total Return Index, handed in a 16.01% return.

Technology stocks experienced some volatility but finished the fiscal year with a reasonable return more in line with major indices. Despite the rising market volatility, which can negatively impact this sector, it outperformed the overall market. This outperformance coincides with the general trend of a style shift moving from value to growth. U.S. Dollar weakness also has helped this sector since many companies in the sector have a large portion of revenue come from the overseas market.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                                                                  S&P 500
                                                                                                              EQUAL WEIGHTED
                                                                         RYDEX S&P           S&P 500      INFORMATION TECHNOLOGY
                                                                        EQUAL WEIGHT      TOTAL RETURN         TOTAL RETURN
                                                                     TECHNOLOGY ETF(A)      INDEX(B)             INDEX(C)
                                                                     -----------------    ------------    ----------------------
11/1/2006                                                                 10000.00          10000.00             10001.00
11/2/2006                                                                 10008.00           9999.00             10011.00
11/3/2006                                                                 10010.00           9978.00             10013.00
11/4/2006                                                                 10010.00           9978.00             10013.00
11/5/2006                                                                 10010.00           9978.00             10013.00
11/6/2006                                                                 10169.00          10091.00             10172.00
11/7/2006                                                                 10228.00          10114.00             10231.00
11/8/2006                                                                 10266.00          10137.00             10269.00
11/9/2006                                                                 10249.00          10085.00             10253.00
11/10/2006                                                                10312.00          10104.00             10315.00
11/11/2006                                                                10312.00          10104.00             10315.00
11/12/2006                                                                10312.00          10104.00             10315.00
11/13/2006                                                                10423.00          10132.00             10426.00
11/14/2006                                                                10548.00          10198.00             10551.00
11/15/2006                                                                10561.00          10225.00             10566.00
11/16/2006                                                                10592.00          10249.00             10597.00
11/17/2006                                                                10579.00          10259.00             10585.00
11/18/2006                                                                10579.00          10259.00             10585.00
11/19/2006                                                                10579.00          10259.00             10585.00
11/20/2006                                                                10594.00          10254.00             10599.00
11/21/2006                                                                10596.00          10272.00             10601.00
11/22/2006                                                                10697.00          10297.00             10703.00
11/23/2006                                                                10697.00          10297.00             10703.00
11/24/2006                                                                10665.00          10260.00             10671.00
11/25/2006                                                                10665.00          10260.00             10671.00
11/26/2006                                                                10665.00          10260.00             10671.00
11/27/2006                                                                10400.00          10120.00             10406.00
11/28/2006                                                                10397.00          10158.00             10403.00
11/29/2006                                                                10439.00          10256.00             10445.00
11/30/2006                                                                10485.00          10264.00             10492.00
12/1/2006                                                                 10400.00          10236.00             10408.00
12/2/2006                                                                 10400.00          10236.00             10408.00
12/3/2006                                                                 10400.00          10236.00             10408.00
12/4/2006                                                                 10527.00          10327.00             10536.00
12/5/2006                                                                 10569.00          10368.00             10577.00
12/6/2006                                                                 10523.00          10357.00             10532.00
12/7/2006                                                                 10427.00          10317.00             10434.00
12/8/2006                                                                 10441.00          10336.00             10451.00
12/9/2006                                                                 10441.00          10336.00             10451.00
12/10/2006                                                                10441.00          10336.00             10451.00
12/11/2006                                                                10446.00          10359.00             10454.00
12/12/2006                                                                10395.00          10349.00             10404.00
12/13/2006                                                                10372.00          10363.00             10381.00
12/14/2006                                                                10527.00          10453.00             10536.00
12/15/2006                                                                10527.00          10465.00             10538.00
12/16/2006                                                                10527.00          10465.00             10538.00
12/17/2006                                                                10527.00          10465.00             10538.00
12/18/2006                                                                10456.00          10431.00             10468.00
12/19/2006                                                                10404.00          10454.00             10415.00
12/20/2006                                                                10423.00          10440.00             10433.00
12/21/2006                                                                10339.00          10404.00             10350.00
12/22/2006                                                                10262.00          10350.00             10274.00
12/23/2006                                                                10262.00          10350.00             10274.00
12/24/2006                                                                10262.00          10350.00             10274.00
12/25/2006                                                                10262.00          10350.00             10274.00
12/26/2006                                                                10316.00          10395.00             10329.00
12/27/2006                                                                10387.00          10470.00             10399.00
12/28/2006                                                                10358.00          10455.00             10370.00
12/29/2006                                                                10316.00          10408.00             10329.00
12/30/2006                                                                10316.00          10408.00             10329.00
12/31/2006                                                                10316.00          10408.00             10329.00
1/1/2007                                                                  10316.00          10408.00             10329.00
1/2/2007                                                                  10316.00          10408.00             10329.00
1/3/2007                                                                  10328.00          10398.00             10342.00
1/4/2007                                                                  10513.00          10411.00             10526.00
1/5/2007                                                                  10425.00          10347.00             10439.00
1/6/2007                                                                  10425.00          10347.00             10439.00
1/7/2007                                                                  10425.00          10347.00             10439.00
1/8/2007                                                                  10435.00          10373.00             10448.00
1/9/2007                                                                  10469.00          10368.00             10483.00
1/10/2007                                                                 10546.00          10389.00             10561.00
1/11/2007                                                                 10590.00          10455.00             10605.00
1/12/2007                                                                 10611.00          10506.00             10625.00
1/13/2007                                                                 10611.00          10506.00             10625.00
1/14/2007                                                                 10611.00          10506.00             10625.00
1/15/2007                                                                 10611.00          10506.00             10625.00
1/16/2007                                                                 10582.00          10515.00             10595.00
1/17/2007                                                                 10492.00          10506.00             10506.00
1/18/2007                                                                 10268.00          10475.00             10282.00
1/19/2007                                                                 10301.00          10506.00             10315.00
1/20/2007                                                                 10301.00          10506.00             10315.00
1/21/2007                                                                 10301.00          10506.00             10315.00
1/22/2007                                                                 10211.00          10451.00             10225.00
1/23/2007                                                                 10224.00          10488.00             10239.00
1/24/2007                                                                 10379.00          10577.00             10394.00
1/25/2007                                                                 10287.00          10458.00             10301.00
1/26/2007                                                                 10335.00          10445.00             10351.00
1/27/2007                                                                 10335.00          10445.00             10351.00
1/28/2007                                                                 10335.00          10445.00             10351.00
1/29/2007                                                                 10297.00          10435.00             10313.00
1/30/2007                                                                 10343.00          10495.00             10359.00
1/31/2007                                                                 10370.00          10566.00             10386.00
2/1/2007                                                                  10412.00          10625.00             10428.00
2/2/2007                                                                  10473.00          10643.00             10488.00
2/3/2007                                                                  10473.00          10643.00             10488.00
2/4/2007                                                                  10473.00          10643.00             10488.00
2/5/2007                                                                  10467.00          10634.00             10484.00
2/6/2007                                                                  10456.00          10641.00             10473.00
2/7/2007                                                                  10575.00          10660.00             10593.00
2/8/2007                                                                  10598.00          10648.00             10615.00
2/9/2007                                                                  10462.00          10573.00             10479.00
2/10/2007                                                                 10462.00          10573.00             10479.00
2/11/2007                                                                 10462.00          10573.00             10479.00
2/12/2007                                                                 10418.00          10539.00             10435.00
2/13/2007                                                                 10462.00          10621.00             10480.00
2/14/2007                                                                 10632.00          10705.00             10651.00
2/15/2007                                                                 10692.00          10717.00             10710.00
2/16/2007                                                                 10674.00          10708.00             10693.00
2/17/2007                                                                 10674.00          10708.00             10693.00
2/18/2007                                                                 10674.00          10708.00             10693.00
2/19/2007                                                                 10674.00          10708.00             10693.00
2/20/2007                                                                 10724.00          10739.00             10743.00
2/21/2007                                                                 10711.00          10724.00             10731.00
2/22/2007                                                                 10799.00          10717.00             10818.00
2/23/2007                                                                 10831.00          10680.00             10852.00
2/24/2007                                                                 10831.00          10680.00             10852.00
2/25/2007                                                                 10831.00          10680.00             10852.00
2/26/2007                                                                 10778.00          10668.00             10799.00
2/27/2007                                                                 10374.00          10299.00             10395.00
2/28/2007                                                                 10431.00          10359.00             10451.00
3/1/2007                                                                  10354.00          10332.00             10372.00
3/2/2007                                                                  10167.00          10215.00             10187.00
3/3/2007                                                                  10167.00          10215.00             10187.00
3/4/2007                                                                  10167.00          10215.00             10187.00
3/5/2007                                                                  10079.00          10119.00             10098.00
3/6/2007                                                                  10255.00          10276.00             10276.00
3/7/2007                                                                  10199.00          10254.00             10220.00
3/8/2007                                                                  10291.00          10327.00             10311.00
3/9/2007                                                                  10316.00          10334.00             10337.00
3/10/2007                                                                 10316.00          10334.00             10337.00
3/11/2007                                                                 10316.00          10334.00             10337.00
3/12/2007                                                                 10387.00          10362.00             10407.00
3/13/2007                                                                 10172.00          10154.00             10193.00
3/14/2007                                                                 10280.00          10223.00             10303.00
3/15/2007                                                                 10305.00          10261.00             10326.00
3/16/2007                                                                 10266.00          10222.00             10288.00
3/17/2007                                                                 10266.00          10222.00             10288.00
3/18/2007                                                                 10266.00          10222.00             10288.00
3/19/2007                                                                 10299.00          10333.00             10323.00
3/20/2007                                                                 10383.00          10399.00             10407.00
3/21/2007                                                                 10582.00          10577.00             10605.00
3/22/2007                                                                 10515.00          10573.00             10539.00
3/23/2007                                                                 10513.00          10584.00             10537.00
3/24/2007                                                                 10513.00          10584.00             10537.00
3/25/2007                                                                 10513.00          10584.00             10537.00
3/26/2007                                                                 10546.00          10595.00             10571.00
3/27/2007                                                                 10504.00          10529.00             10528.00
3/28/2007                                                                 10404.00          10448.00             10429.00
3/29/2007                                                                 10349.00          10487.00             10375.00
3/30/2007                                                                 10377.00          10475.00             10401.00
3/31/2007                                                                 10377.00          10475.00             10401.00
4/1/2007                                                                  10377.00          10475.00             10401.00
4/2/2007                                                                  10429.00          10502.00             10456.00
4/3/2007                                                                  10523.00          10602.00             10551.00
4/4/2007                                                                  10556.00          10614.00             10585.00
4/5/2007                                                                  10615.00          10649.00             10644.00
4/6/2007                                                                  10615.00          10649.00             10644.00
4/7/2007                                                                  10615.00          10649.00             10644.00
4/8/2007                                                                  10615.00          10649.00             10644.00
4/9/2007                                                                  10584.00          10655.00             10612.00
4/10/2007                                                                 10611.00          10684.00             10640.00
4/11/2007                                                                 10523.00          10615.00             10552.00
4/12/2007                                                                 10605.00          10681.00             10634.00
4/13/2007                                                                 10613.00          10718.00             10642.00
4/14/2007                                                                 10613.00          10718.00             10642.00
4/15/2007                                                                 10613.00          10718.00             10642.00
4/16/2007                                                                 10690.00          10833.00             10720.00
4/17/2007                                                                 10699.00          10855.00             10729.00
4/18/2007                                                                 10751.00          10863.00             10782.00
4/19/2007                                                                 10738.00          10850.00             10770.00
4/20/2007                                                                 10814.00          10951.00             10845.00
4/21/2007                                                                 10814.00          10951.00             10845.00
4/22/2007                                                                 10814.00          10951.00             10845.00
4/23/2007                                                                 10810.00          10926.00             10840.00
4/24/2007                                                                 10908.00          10922.00             10939.00
4/25/2007                                                                 10987.00          11034.00             11020.00
4/26/2007                                                                 11021.00          11026.00             11053.00
4/27/2007                                                                 10977.00          11025.00             11009.00
4/28/2007                                                                 10977.00          11025.00             11009.00
4/29/2007                                                                 10977.00          11025.00             11009.00
4/30/2007                                                                 10839.00          10939.00             10872.00
5/1/2007                                                                  10856.00          10968.00             10889.00
5/2/2007                                                                  10939.00          11040.00             10972.00
5/3/2007                                                                  10977.00          11091.00             11011.00
5/4/2007                                                                  10985.00          11115.00             11019.00
5/5/2007                                                                  10985.00          11115.00             11019.00
5/6/2007                                                                  10985.00          11115.00             11019.00
5/7/2007                                                                  10964.00          11144.00             10998.00
5/8/2007                                                                  10977.00          11132.00             11011.00
5/9/2007                                                                  11052.00          11171.00             11087.00
5/10/2007                                                                 10885.00          11017.00             10918.00
5/11/2007                                                                 11038.00          11124.00             11072.00
5/12/2007                                                                 11038.00          11124.00             11072.00
5/13/2007                                                                 11038.00          11124.00             11072.00
5/14/2007                                                                 10985.00          11105.00             11021.00
5/15/2007                                                                 10879.00          11091.00             10914.00
5/16/2007                                                                 10975.00          11190.00             11009.00
5/17/2007                                                                 10914.00          11181.00             10948.00
5/18/2007                                                                 11010.00          11255.00             11046.00
5/19/2007                                                                 11010.00          11255.00             11046.00
5/20/2007                                                                 11010.00          11255.00             11046.00
5/21/2007                                                                 11063.00          11272.00             11099.00
5/22/2007                                                                 11096.00          11265.00             11133.00
5/23/2007                                                                 11002.00          11252.00             11038.00
5/24/2007                                                                 10801.00          11144.00             10836.00
5/25/2007                                                                 10897.00          11205.00             10935.00
5/26/2007                                                                 10897.00          11205.00             10935.00
5/27/2007                                                                 10897.00          11205.00             10935.00
5/28/2007                                                                 10897.00          11205.00             10935.00
5/29/2007                                                                 10962.00          11224.00             11000.00
5/30/2007                                                                 11027.00          11318.00             11065.00
5/31/2007                                                                 11144.00          11321.00             11178.00
6/1/2007                                                                  11176.00          11363.00             11209.00
6/2/2007                                                                  11176.00          11363.00             11209.00
6/3/2007                                                                  11176.00          11363.00             11209.00
6/4/2007                                                                  11232.00          11384.00             11266.00
6/5/2007                                                                  11188.00          11324.00             11225.00
6/6/2007                                                                  11103.00          11226.00             11139.00
6/7/2007                                                                  10927.00          11030.00             10963.00
6/8/2007                                                                  11105.00          11155.00             11142.00
6/9/2007                                                                  11105.00          11155.00             11142.00
6/10/2007                                                                 11105.00          11155.00             11142.00
6/11/2007                                                                 11094.00          11166.00             11130.00
6/12/2007                                                                 11000.00          11047.00             11037.00
6/13/2007                                                                 11153.00          11217.00             11189.00
6/14/2007                                                                 11205.00          11272.00             11243.00
6/15/2007                                                                 11274.00          11345.00             11312.00
6/16/2007                                                                 11274.00          11345.00             11312.00
6/17/2007                                                                 11274.00          11345.00             11312.00
6/18/2007                                                                 11282.00          11332.00             11317.00
6/19/2007                                                                 11268.00          11352.00             11307.00
6/20/2007                                                                 11174.00          11197.00             11211.00
6/21/2007                                                                 11356.00          11269.00             11395.00
6/22/2007                                                                 11234.00          11124.00             11273.00
6/23/2007                                                                 11234.00          11124.00             11273.00
6/24/2007                                                                 11234.00          11124.00             11273.00
6/25/2007                                                                 11163.00          11088.00             11202.00
6/26/2007                                                                 11126.00          11053.00             11164.00
6/27/2007                                                                 11291.00          11154.00             11331.00
6/28/2007                                                                 11262.00          11150.00             11300.00
6/29/2007                                                                 11205.00          11133.00             11245.00
6/30/2007                                                                 11205.00          11133.00             11245.00
7/1/2007                                                                  11205.00          11133.00             11245.00
7/2/2007                                                                  11305.00          11252.00             11347.00
7/3/2007                                                                  11331.00          11294.00             11373.00
7/4/2007                                                                  11331.00          11294.00             11373.00
7/5/2007                                                                  11389.00          11298.00             11431.00
7/6/2007                                                                  11454.00          11339.00             11496.00
7/7/2007                                                                  11454.00          11339.00             11496.00
7/8/2007                                                                  11454.00          11339.00             11496.00
7/9/2007                                                                  11477.00          11349.00             11519.00
7/10/2007                                                                 11393.00          11188.00             11436.00
7/11/2007                                                                 11427.00          11254.00             11469.00
7/12/2007                                                                 11649.00          11468.00             11692.00
7/13/2007                                                                 11640.00          11504.00             11683.00
7/14/2007                                                                 11640.00          11504.00             11683.00
7/15/2007                                                                 11640.00          11504.00             11683.00
7/16/2007                                                                 11638.00          11482.00             11681.00
7/17/2007                                                                 11718.00          11481.00             11760.00
7/18/2007                                                                 11634.00          11458.00             11676.00
7/19/2007                                                                 11778.00          11510.00             11822.00
7/20/2007                                                                 11657.00          11369.00             11700.00
7/21/2007                                                                 11657.00          11369.00             11700.00
7/22/2007                                                                 11657.00          11369.00             11700.00
7/23/2007                                                                 11672.00          11425.00             11716.00
7/24/2007                                                                 11473.00          11199.00             11516.00
7/25/2007                                                                 11446.00          11251.00             11488.00
7/26/2007                                                                 11190.00          10988.00             11232.00
7/27/2007                                                                 10958.00          10814.00             10998.00
7/28/2007                                                                 10958.00          10814.00             10998.00
7/29/2007                                                                 10958.00          10814.00             10998.00
7/30/2007                                                                 11063.00          10925.00             11103.00
7/31/2007                                                                 10881.00          10787.00             10922.00
8/1/2007                                                                  10921.00          10866.00             10962.00
8/2/2007                                                                  10969.00          10916.00             11011.00
8/3/2007                                                                  10657.00          10627.00             10698.00
8/4/2007                                                                  10657.00          10627.00             10698.00
8/5/2007                                                                  10657.00          10627.00             10698.00
8/6/2007                                                                  10780.00          10884.00             10821.00
8/7/2007                                                                  10772.00          10951.00             10814.00
8/8/2007                                                                  10931.00          11109.00             10973.00
8/9/2007                                                                  10686.00          10781.00             10725.00
8/10/2007                                                                 10726.00          10786.00             10767.00
8/11/2007                                                                 10726.00          10786.00             10767.00
8/12/2007                                                                 10726.00          10786.00             10767.00
8/13/2007                                                                 10789.00          10782.00             10830.00
8/14/2007                                                                 10594.00          10587.00             10634.00
8/15/2007                                                                 10374.00          10443.00             10414.00
8/16/2007                                                                 10320.00          10477.00             10359.00
8/17/2007                                                                 10527.00          10735.00             10568.00
8/18/2007                                                                 10527.00          10735.00             10568.00
8/19/2007                                                                 10527.00          10735.00             10568.00
8/20/2007                                                                 10554.00          10732.00             10596.00
8/21/2007                                                                 10617.00          10744.00             10659.00
8/22/2007                                                                 10745.00          10870.00             10789.00
8/23/2007                                                                 10711.00          10858.00             10755.00
8/24/2007                                                                 10837.00          10985.00             10881.00
8/25/2007                                                                 10837.00          10985.00             10881.00
8/26/2007                                                                 10837.00          10985.00             10881.00
8/27/2007                                                                 10751.00          10892.00             10796.00
8/28/2007                                                                 10508.00          10636.00             10551.00
8/29/2007                                                                 10768.00          10872.00             10812.00
8/30/2007                                                                 10789.00          10827.00             10833.00
8/31/2007                                                                 10908.00          10949.00             10953.00
9/1/2007                                                                  10908.00          10949.00             10953.00
9/2/2007                                                                  10908.00          10949.00             10953.00
9/3/2007                                                                  10908.00          10949.00             10953.00
9/4/2007                                                                  11073.00          11064.00             11118.00
9/5/2007                                                                  10954.00          10942.00             10999.00
9/6/2007                                                                  11017.00          10990.00             11064.00
9/7/2007                                                                  10782.00          10804.00             10828.00
9/8/2007                                                                  10782.00          10804.00             10828.00
9/9/2007                                                                  10782.00          10804.00             10828.00
9/10/2007                                                                 10774.00          10791.00             10819.00
9/11/2007                                                                 10929.00          10938.00             10975.00
9/12/2007                                                                 10847.00          10942.00             10894.00
9/13/2007                                                                 10833.00          11034.00             10879.00
9/14/2007                                                                 10822.00          11037.00             10869.00
9/15/2007                                                                 10822.00          11037.00             10869.00
9/16/2007                                                                 10822.00          11037.00             10869.00
9/17/2007                                                                 10757.00          10980.00             10804.00
9/18/2007                                                                 11008.00          11301.00             11056.00
9/19/2007                                                                 11059.00          11370.00             11107.00
9/20/2007                                                                 11044.00          11296.00             11092.00
9/21/2007                                                                 11069.00          11348.00             11117.00
9/22/2007                                                                 11069.00          11348.00             11117.00
9/23/2007                                                                 11069.00          11348.00             11117.00
9/24/2007                                                                 11025.00          11289.00             11074.00
9/25/2007                                                                 11111.00          11285.00             11161.00
9/26/2007                                                                 11134.00          11348.00             11184.00
9/27/2007                                                                 11163.00          11393.00             11214.00
9/28/2007                                                                 11149.00          11359.00             11201.00
9/29/2007                                                                 11149.00          11359.00             11201.00
9/30/2007                                                                 11149.00          11359.00             11201.00
10/1/2007                                                                 11310.00          11510.00             11363.00
10/2/2007                                                                 11354.00          11507.00             11408.00
10/3/2007                                                                 11274.00          11457.00             11326.00
10/4/2007                                                                 11274.00          11481.00             11326.00
10/5/2007                                                                 11418.00          11594.00             11473.00
10/6/2007                                                                 11418.00          11594.00             11473.00
10/7/2007                                                                 11418.00          11594.00             11473.00
10/8/2007                                                                 11464.00          11557.00             11518.00
10/9/2007                                                                 11498.00          11650.00             11552.00
10/10/2007                                                                11527.00          11631.00             11581.00
10/11/2007                                                                11364.00          11572.00             11417.00
10/12/2007                                                                11510.00          11627.00             11566.00
10/13/2007                                                                11510.00          11627.00             11566.00
10/14/2007                                                                11510.00          11627.00             11566.00
10/15/2007                                                                11483.00          11530.00             11539.00
10/16/2007                                                                11400.00          11454.00             11457.00
10/17/2007                                                                11517.00          11475.00             11573.00
10/18/2007                                                                11527.00          11467.00             11584.00
10/19/2007                                                                11205.00          11173.00             11261.00
10/20/2007                                                                11205.00          11173.00             11261.00
10/21/2007                                                                11205.00          11173.00             11261.00
10/22/2007                                                                11318.00          11216.00             11374.00
10/23/2007                                                                11397.00          11315.00             11453.00
10/24/2007                                                                11243.00          11287.00             11298.00
10/25/2007                                                                11174.00          11276.00             11227.00
10/26/2007                                                                11328.00          11432.00             11383.00
10/27/2007                                                                11328.00          11432.00             11383.00
10/28/2007                                                                11328.00          11432.00             11383.00
10/29/2007                                                                11391.00          11476.00             11447.00
10/30/2007                                                                11410.00          11402.00             11466.00
10/31/2007                                                                11544.00          11539.00             11601.00




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                     SINCE INCEPTION
                                                                         (11/1/2006)
                                                                     ---------------
RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF.............................            15.44%
S&P 500 EQUAL WEIGHT TECHNOLOGY TOTAL RETURN INDEX................            16.01%
S&P 500 TOTAL RETURN INDEX........................................            15.39%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P Equal Weight Technology ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

          DESCRIPTION                                               % OF NET ASSETS
------------------------------------------------------------------------------------
APPLE, INC.                                                               1.93%
EMC CORP.                                                                 1.91%
AKAMAI TECHNOLOGIES, INC.                                                 1.86%
MICROSOFT CORP.                                                           1.83%
GOOGLE, INC. -- CLASS A                                                   1.83%
CIENA CORP.                                                               1.82%
MEMC ELECTRONIC MATERIALS, INC.                                           1.79%
COMPUWARE CORP.                                                           1.78%
TEKTRONIX, INC.                                                           1.76%
QLOGIC CORP.                                                              1.75%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Semiconductors & Semiconductor Equipment                             Software    Computers & Peripherals    IT Services
21.71                                                                   18.55                      15.91          14.79

Semiconductors & Semiconductor Equipment                             Communications Equipment    Internet Software & Services
21.71                                                                                   11.99                            8.19

Semiconductors & Semiconductor Equipment                             Electronic Equipment & Instruments    Office Electronics
21.71                                                                                              7.42                  1.44




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               35                 ANNUAL REPORT

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
MANAGER'S ANALYSIS

--------------------------------------------------------------------------------

For the period since inception (November 1, 2006) through October 31, 2007, Rydex S&P Equal Weight Utilities ETF returned 16.41%.For the same period its benchmark, the S&P Equal Weight Utilities Total Return Index, delivered a 17.01% return.

This ETF performed well over the year, with returns peaking in May during the emergence of sub-prime mortgage concerns. The ETF never recaptured all the losses but still performed reasonably well. Telecommunication stocks underperformed energy utilities. Independent power producers and energy traders as well as electric utilities were the best performing industries, rising more than 20% each. Diversified and wireless telecommunications, although up approximately 10% each, were the worst performers.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2007

(PERFORMANCE GRAPH)

                                                                                                                  S&P 500
                                                                                                              EQUAL WEIGHTED
                                                                         RYDEX S&P          S&P 500             UTILITIES &
                                                                       EQUAL WEIGHT      TOTAL RETURN    TELECOMMUNICATIONS TOTAL
                                                                     UTILITIES ETF(A)      INDEX(B)           RETURN INDEX(C)
                                                                     ----------------    ------------    ------------------------
11/1/2006                                                                10000.00          10000.00              10000.00
11/2/2006                                                                 9978.00           9999.00               9977.00
11/3/2006                                                                 9938.00           9978.00               9938.00
11/4/2006                                                                 9938.00           9978.00               9938.00
11/5/2006                                                                 9938.00           9978.00               9938.00
11/6/2006                                                                 9964.00          10091.00               9964.00
11/7/2006                                                                 9969.00          10114.00               9970.00
11/8/2006                                                                10020.00          10137.00              10021.00
11/9/2006                                                                 9993.00          10085.00               9992.00
11/10/2006                                                               10031.00          10104.00              10032.00
11/11/2006                                                               10031.00          10104.00              10032.00
11/12/2006                                                               10031.00          10104.00              10032.00
11/13/2006                                                               10053.00          10132.00              10054.00
11/14/2006                                                               10076.00          10198.00              10077.00
11/15/2006                                                               10044.00          10225.00              10044.00
11/16/2006                                                               10086.00          10249.00              10086.00
11/17/2006                                                               10106.00          10259.00              10107.00
11/18/2006                                                               10106.00          10259.00              10107.00
11/19/2006                                                               10106.00          10259.00              10107.00
11/20/2006                                                               10084.00          10254.00              10085.00
11/21/2006                                                               10080.00          10272.00              10083.00
11/22/2006                                                               10091.00          10297.00              10093.00
11/23/2006                                                               10091.00          10297.00              10093.00
11/24/2006                                                               10104.00          10260.00              10106.00
11/25/2006                                                               10104.00          10260.00              10106.00
11/26/2006                                                               10104.00          10260.00              10106.00
11/27/2006                                                               10004.00          10120.00              10006.00
11/28/2006                                                               10067.00          10158.00              10069.00
11/29/2006                                                               10222.00          10256.00              10225.00
11/30/2006                                                               10259.00          10264.00              10262.00
12/1/2006                                                                10270.00          10236.00              10274.00
12/2/2006                                                                10270.00          10236.00              10274.00
12/3/2006                                                                10270.00          10236.00              10274.00
12/4/2006                                                                10368.00          10327.00              10372.00
12/5/2006                                                                10381.00          10368.00              10386.00
12/6/2006                                                                10342.00          10357.00              10348.00
12/7/2006                                                                10302.00          10317.00              10307.00
12/8/2006                                                                10288.00          10336.00              10292.00
12/9/2006                                                                10288.00          10336.00              10292.00
12/10/2006                                                               10288.00          10336.00              10292.00
12/11/2006                                                               10322.00          10359.00              10327.00
12/12/2006                                                               10373.00          10349.00              10380.00
12/13/2006                                                               10399.00          10363.00              10405.00
12/14/2006                                                               10437.00          10453.00              10443.00
12/15/2006                                                               10441.00          10465.00              10448.00
12/16/2006                                                               10441.00          10465.00              10448.00
12/17/2006                                                               10441.00          10465.00              10448.00
12/18/2006                                                               10372.00          10431.00              10379.00
12/19/2006                                                               10410.00          10454.00              10417.00
12/20/2006                                                               10384.00          10440.00              10392.00
12/21/2006                                                               10373.00          10404.00              10382.00
12/22/2006                                                               10348.00          10350.00              10355.00
12/23/2006                                                               10348.00          10350.00              10355.00
12/24/2006                                                               10348.00          10350.00              10355.00
12/25/2006                                                               10348.00          10350.00              10355.00
12/26/2006                                                               10413.00          10395.00              10422.00
12/27/2006                                                               10467.00          10470.00              10476.00
12/28/2006                                                               10444.00          10455.00              10453.00
12/29/2006                                                               10437.00          10408.00              10446.00
12/30/2006                                                               10437.00          10408.00              10446.00
12/31/2006                                                               10437.00          10408.00              10446.00
1/1/2007                                                                 10437.00          10408.00              10446.00
1/2/2007                                                                 10437.00          10408.00              10446.00
1/3/2007                                                                 10475.00          10398.00              10481.00
1/4/2007                                                                 10446.00          10411.00              10451.00
1/5/2007                                                                 10284.00          10347.00              10288.00
1/6/2007                                                                 10284.00          10347.00              10288.00
1/7/2007                                                                 10284.00          10347.00              10288.00
1/8/2007                                                                 10274.00          10373.00              10281.00
1/9/2007                                                                 10243.00          10368.00              10249.00
1/10/2007                                                                10263.00          10389.00              10269.00
1/11/2007                                                                10274.00          10455.00              10281.00
1/12/2007                                                                10229.00          10506.00              10236.00
1/13/2007                                                                10229.00          10506.00              10236.00
1/14/2007                                                                10229.00          10506.00              10236.00
1/15/2007                                                                10229.00          10506.00              10236.00
1/16/2007                                                                10271.00          10515.00              10278.00
1/17/2007                                                                10253.00          10506.00              10260.00
1/18/2007                                                                10258.00          10475.00              10265.00
1/19/2007                                                                10300.00          10506.00              10308.00
1/20/2007                                                                10300.00          10506.00              10308.00
1/21/2007                                                                10300.00          10506.00              10308.00
1/22/2007                                                                10282.00          10451.00              10290.00
1/23/2007                                                                10344.00          10488.00              10351.00
1/24/2007                                                                10437.00          10577.00              10445.00
1/25/2007                                                                10357.00          10458.00              10365.00
1/26/2007                                                                10384.00          10445.00              10393.00
1/27/2007                                                                10384.00          10445.00              10393.00
1/28/2007                                                                10384.00          10445.00              10393.00
1/29/2007                                                                10379.00          10435.00              10388.00
1/30/2007                                                                10425.00          10495.00              10434.00
1/31/2007                                                                10448.00          10566.00              10458.00
2/1/2007                                                                 10512.00          10625.00              10521.00
2/2/2007                                                                 10531.00          10643.00              10541.00
2/3/2007                                                                 10531.00          10643.00              10541.00
2/4/2007                                                                 10531.00          10643.00              10541.00
2/5/2007                                                                 10611.00          10634.00              10621.00
2/6/2007                                                                 10664.00          10641.00              10676.00
2/7/2007                                                                 10681.00          10660.00              10692.00
2/8/2007                                                                 10736.00          10648.00              10748.00
2/9/2007                                                                 10714.00          10573.00              10725.00
2/10/2007                                                                10714.00          10573.00              10725.00
2/11/2007                                                                10714.00          10573.00              10725.00
2/12/2007                                                                10681.00          10539.00              10693.00
2/13/2007                                                                10774.00          10621.00              10787.00
2/14/2007                                                                10831.00          10705.00              10844.00
2/15/2007                                                                10800.00          10717.00              10812.00
2/16/2007                                                                10811.00          10708.00              10823.00
2/17/2007                                                                10811.00          10708.00              10823.00
2/18/2007                                                                10811.00          10708.00              10823.00
2/19/2007                                                                10811.00          10708.00              10823.00
2/20/2007                                                                10858.00          10739.00              10871.00
2/21/2007                                                                10829.00          10724.00              10843.00
2/22/2007                                                                10860.00          10717.00              10876.00
2/23/2007                                                                10921.00          10680.00              10937.00
2/24/2007                                                                10921.00          10680.00              10937.00
2/25/2007                                                                10921.00          10680.00              10937.00
2/26/2007                                                                11100.00          10668.00              11117.00
2/27/2007                                                                10772.00          10299.00              10788.00
2/28/2007                                                                10833.00          10359.00              10849.00
3/1/2007                                                                 10849.00          10332.00              10865.00
3/2/2007                                                                 10695.00          10215.00              10711.00
3/3/2007                                                                 10695.00          10215.00              10711.00
3/4/2007                                                                 10695.00          10215.00              10711.00
3/5/2007                                                                 10540.00          10119.00              10555.00
3/6/2007                                                                 10686.00          10276.00              10701.00
3/7/2007                                                                 10677.00          10254.00              10693.00
3/8/2007                                                                 10734.00          10327.00              10750.00
3/9/2007                                                                 10758.00          10334.00              10774.00
3/10/2007                                                                10758.00          10334.00              10774.00
3/11/2007                                                                10758.00          10334.00              10774.00
3/12/2007                                                                10844.00          10362.00              10862.00
3/13/2007                                                                10686.00          10154.00              10703.00
3/14/2007                                                                10747.00          10223.00              10764.00
3/15/2007                                                                10847.00          10261.00              10865.00
3/16/2007                                                                10792.00          10222.00              10810.00
3/17/2007                                                                10792.00          10222.00              10810.00
3/18/2007                                                                10792.00          10222.00              10810.00
3/19/2007                                                                10903.00          10333.00              10923.00
3/20/2007                                                                11028.00          10399.00              11048.00
3/21/2007                                                                11161.00          10577.00              11184.00
3/22/2007                                                                11156.00          10573.00              11178.00
3/23/2007                                                                11200.00          10584.00              11222.00
3/24/2007                                                                11200.00          10584.00              11222.00
3/25/2007                                                                11200.00          10584.00              11222.00
3/26/2007                                                                11240.00          10595.00              11264.00
3/27/2007                                                                11245.00          10529.00              11270.00
3/28/2007                                                                11220.00          10448.00              11243.00
3/29/2007                                                                11267.00          10487.00              11291.00
3/30/2007                                                                11216.00          10475.00              11240.00
3/31/2007                                                                11216.00          10475.00              11240.00
4/1/2007                                                                 11216.00          10475.00              11240.00
4/2/2007                                                                 11404.00          10502.00              11430.00
4/3/2007                                                                 11428.00          10602.00              11454.00
4/4/2007                                                                 11400.00          10614.00              11425.00
4/5/2007                                                                 11442.00          10649.00              11469.00
4/6/2007                                                                 11442.00          10649.00              11469.00
4/7/2007                                                                 11442.00          10649.00              11469.00
4/8/2007                                                                 11442.00          10649.00              11469.00
4/9/2007                                                                 11490.00          10655.00              11518.00
4/10/2007                                                                11521.00          10684.00              11548.00
4/11/2007                                                                11461.00          10615.00              11487.00
4/12/2007                                                                11455.00          10681.00              11482.00
4/13/2007                                                                11442.00          10718.00              11470.00
4/14/2007                                                                11442.00          10718.00              11470.00
4/15/2007                                                                11442.00          10718.00              11470.00
4/16/2007                                                                11499.00          10833.00              11527.00
4/17/2007                                                                11558.00          10855.00              11586.00
4/18/2007                                                                11578.00          10863.00              11607.00
4/19/2007                                                                11549.00          10850.00              11577.00
4/20/2007                                                                11626.00          10951.00              11655.00
4/21/2007                                                                11626.00          10951.00              11655.00
4/22/2007                                                                11626.00          10951.00              11655.00
4/23/2007                                                                11668.00          10926.00              11699.00
4/24/2007                                                                11716.00          10922.00              11747.00
4/25/2007                                                                11814.00          11034.00              11846.00
4/26/2007                                                                11760.00          11026.00              11791.00
4/27/2007                                                                11689.00          11025.00              11720.00
4/28/2007                                                                11689.00          11025.00              11720.00
4/29/2007                                                                11689.00          11025.00              11720.00
4/30/2007                                                                11597.00          10939.00              11628.00
5/1/2007                                                                 11711.00          10968.00              11744.00
5/2/2007                                                                 11810.00          11040.00              11843.00
5/3/2007                                                                 11834.00          11091.00              11867.00
5/4/2007                                                                 11850.00          11115.00              11883.00
5/5/2007                                                                 11850.00          11115.00              11883.00
5/6/2007                                                                 11850.00          11115.00              11883.00
5/7/2007                                                                 11933.00          11144.00              11968.00
5/8/2007                                                                 11885.00          11132.00              11920.00
5/9/2007                                                                 11939.00          11171.00              11974.00
5/10/2007                                                                11803.00          11017.00              11836.00
5/11/2007                                                                11902.00          11124.00              11938.00
5/12/2007                                                                11902.00          11124.00              11938.00
5/13/2007                                                                11902.00          11124.00              11938.00
5/14/2007                                                                11939.00          11105.00              11975.00
5/15/2007                                                                11952.00          11091.00              11988.00
5/16/2007                                                                12007.00          11190.00              12043.00
5/17/2007                                                                11963.00          11181.00              11998.00
5/18/2007                                                                12009.00          11255.00              12046.00
5/19/2007                                                                12009.00          11255.00              12046.00
5/20/2007                                                                12009.00          11255.00              12046.00
5/21/2007                                                                12062.00          11272.00              12100.00
5/22/2007                                                                12027.00          11265.00              12065.00
5/23/2007                                                                11907.00          11252.00              11943.00
5/24/2007                                                                11650.00          11144.00              11685.00
5/25/2007                                                                11661.00          11205.00              11695.00
5/26/2007                                                                11661.00          11205.00              11695.00
5/27/2007                                                                11661.00          11205.00              11695.00
5/28/2007                                                                11661.00          11205.00              11695.00
5/29/2007                                                                11716.00          11224.00              11751.00
5/30/2007                                                                11828.00          11318.00              11866.00
5/31/2007                                                                11839.00          11321.00              11878.00
6/1/2007                                                                 11790.00          11363.00              11827.00
6/2/2007                                                                 11790.00          11363.00              11827.00
6/3/2007                                                                 11790.00          11363.00              11827.00
6/4/2007                                                                 11771.00          11384.00              11808.00
6/5/2007                                                                 11622.00          11324.00              11659.00
6/6/2007                                                                 11508.00          11226.00              11543.00
6/7/2007                                                                 11165.00          11030.00              11196.00
6/8/2007                                                                 11284.00          11155.00              11316.00
6/9/2007                                                                 11284.00          11155.00              11316.00
6/10/2007                                                                11284.00          11155.00              11316.00
6/11/2007                                                                11341.00          11166.00              11374.00
6/12/2007                                                                11185.00          11047.00              11216.00
6/13/2007                                                                11382.00          11217.00              11415.00
6/14/2007                                                                11433.00          11272.00              11468.00
6/15/2007                                                                11556.00          11345.00              11593.00
6/16/2007                                                                11556.00          11345.00              11593.00
6/17/2007                                                                11556.00          11345.00              11593.00
6/18/2007                                                                11479.00          11332.00              11511.00
6/19/2007                                                                11499.00          11352.00              11535.00
6/20/2007                                                                11249.00          11197.00              11282.00
6/21/2007                                                                11317.00          11269.00              11351.00
6/22/2007                                                                11161.00          11124.00              11194.00
6/23/2007                                                                11161.00          11124.00              11194.00
6/24/2007                                                                11161.00          11124.00              11194.00
6/25/2007                                                                11183.00          11088.00              11216.00
6/26/2007                                                                11146.00          11053.00              11179.00
6/27/2007                                                                11265.00          11154.00              11301.00
6/28/2007                                                                11260.00          11150.00              11295.00
6/29/2007                                                                11271.00          11133.00              11307.00
6/30/2007                                                                11271.00          11133.00              11307.00
7/1/2007                                                                 11271.00          11133.00              11307.00
7/2/2007                                                                 11452.00          11252.00              11490.00
7/3/2007                                                                 11465.00          11294.00              11503.00
7/4/2007                                                                 11465.00          11294.00              11503.00
7/5/2007                                                                 11410.00          11298.00              11446.00
7/6/2007                                                                 11375.00          11339.00              11413.00
7/7/2007                                                                 11375.00          11339.00              11413.00
7/8/2007                                                                 11375.00          11339.00              11413.00
7/9/2007                                                                 11399.00          11349.00              11437.00
7/10/2007                                                                11236.00          11188.00              11272.00
7/11/2007                                                                11301.00          11254.00              11337.00
7/12/2007                                                                11458.00          11468.00              11497.00
7/13/2007                                                                11576.00          11504.00              11616.00
7/14/2007                                                                11576.00          11504.00              11616.00
7/15/2007                                                                11576.00          11504.00              11616.00
7/16/2007                                                                11445.00          11482.00              11484.00
7/17/2007                                                                11426.00          11481.00              11466.00
7/18/2007                                                                11482.00          11458.00              11521.00
7/19/2007                                                                11665.00          11510.00              11707.00
7/20/2007                                                                11495.00          11369.00              11535.00
7/21/2007                                                                11495.00          11369.00              11535.00
7/22/2007                                                                11495.00          11369.00              11535.00
7/23/2007                                                                11549.00          11425.00              11589.00
7/24/2007                                                                11217.00          11199.00              11257.00
7/25/2007                                                                11249.00          11251.00              11288.00
7/26/2007                                                                10951.00          10988.00              10987.00
7/27/2007                                                                10770.00          10814.00              10806.00
7/28/2007                                                                10770.00          10814.00              10806.00
7/29/2007                                                                10770.00          10814.00              10806.00
7/30/2007                                                                10882.00          10925.00              10919.00
7/31/2007                                                                10810.00          10787.00              10846.00
8/1/2007                                                                 11043.00          10866.00              11082.00
8/2/2007                                                                 11123.00          10916.00              11161.00
8/3/2007                                                                 10716.00          10627.00              10751.00
8/4/2007                                                                 10716.00          10627.00              10751.00
8/5/2007                                                                 10716.00          10627.00              10751.00
8/6/2007                                                                 10990.00          10884.00              11027.00
8/7/2007                                                                 11182.00          10951.00              11222.00
8/8/2007                                                                 11264.00          11109.00              11304.00
8/9/2007                                                                 10938.00          10781.00              10975.00
8/10/2007                                                                10945.00          10786.00              10983.00
8/11/2007                                                                10945.00          10786.00              10983.00
8/12/2007                                                                10945.00          10786.00              10983.00
8/13/2007                                                                10993.00          10782.00              11032.00
8/14/2007                                                                10779.00          10587.00              10815.00
8/15/2007                                                                10636.00          10443.00              10671.00
8/16/2007                                                                10640.00          10477.00              10675.00
8/17/2007                                                                10903.00          10735.00              10941.00
8/18/2007                                                                10903.00          10735.00              10941.00
8/19/2007                                                                10903.00          10735.00              10941.00
8/20/2007                                                                10879.00          10732.00              10917.00
8/21/2007                                                                10927.00          10744.00              10965.00
8/22/2007                                                                11053.00          10870.00              11093.00
8/23/2007                                                                11088.00          10858.00              11129.00
8/24/2007                                                                11201.00          10985.00              11243.00
8/25/2007                                                                11201.00          10985.00              11243.00
8/26/2007                                                                11201.00          10985.00              11243.00
8/27/2007                                                                10894.00          10892.00              10933.00
8/28/2007                                                                10731.00          10636.00              10770.00
8/29/2007                                                                11006.00          10872.00              11048.00
8/30/2007                                                                10910.00          10827.00              10951.00
8/31/2007                                                                10979.00          10949.00              11020.00
9/1/2007                                                                 10979.00          10949.00              11020.00
9/2/2007                                                                 10979.00          10949.00              11020.00
9/3/2007                                                                 10979.00          10949.00              11020.00
9/4/2007                                                                 11141.00          11064.00              11185.00
9/5/2007                                                                 10999.00          10942.00              11041.00
9/6/2007                                                                 11092.00          10990.00              11136.00
9/7/2007                                                                 10932.00          10804.00              10974.00
9/8/2007                                                                 10932.00          10804.00              10974.00
9/9/2007                                                                 10932.00          10804.00              10974.00
9/10/2007                                                                10931.00          10791.00              10973.00
9/11/2007                                                                11034.00          10938.00              11078.00
9/12/2007                                                                11055.00          10942.00              11099.00
9/13/2007                                                                11067.00          11034.00              11112.00
9/14/2007                                                                11104.00          11037.00              11149.00
9/15/2007                                                                11104.00          11037.00              11149.00
9/16/2007                                                                11104.00          11037.00              11149.00
9/17/2007                                                                11060.00          10980.00              11105.00
9/18/2007                                                                11288.00          11301.00              11335.00
9/19/2007                                                                11432.00          11370.00              11483.00
9/20/2007                                                                11328.00          11296.00              11377.00
9/21/2007                                                                11391.00          11348.00              11443.00
9/22/2007                                                                11391.00          11348.00              11443.00
9/23/2007                                                                11391.00          11348.00              11443.00
9/24/2007                                                                11375.00          11289.00              11426.00
9/25/2007                                                                11382.00          11285.00              11433.00
9/26/2007                                                                11464.00          11348.00              11514.00
9/27/2007                                                                11415.00          11393.00              11465.00
9/28/2007                                                                11290.00          11359.00              11337.00
9/29/2007                                                                11290.00          11359.00              11337.00
9/30/2007                                                                11290.00          11359.00              11337.00
10/1/2007                                                                11439.00          11510.00              11488.00
10/2/2007                                                                11411.00          11507.00              11459.00
10/3/2007                                                                11391.00          11457.00              11439.00
10/4/2007                                                                11475.00          11481.00              11524.00
10/5/2007                                                                11542.00          11594.00              11592.00
10/6/2007                                                                11542.00          11594.00              11592.00
10/7/2007                                                                11542.00          11594.00              11592.00
10/8/2007                                                                11495.00          11557.00              11546.00
10/9/2007                                                                11628.00          11650.00              11681.00
10/10/2007                                                               11544.00          11631.00              11596.00
10/11/2007                                                               11557.00          11572.00              11610.00
10/12/2007                                                               11594.00          11627.00              11648.00
10/13/2007                                                               11594.00          11627.00              11648.00
10/14/2007                                                               11594.00          11627.00              11648.00
10/15/2007                                                               11462.00          11530.00              11515.00
10/16/2007                                                               11415.00          11454.00              11467.00
10/17/2007                                                               11413.00          11475.00              11466.00
10/18/2007                                                               11405.00          11467.00              11459.00
10/19/2007                                                               11163.00          11173.00              11215.00
10/20/2007                                                               11163.00          11173.00              11215.00
10/21/2007                                                               11163.00          11173.00              11215.00
10/22/2007                                                               11224.00          11216.00              11276.00
10/23/2007                                                               11217.00          11315.00              11269.00
10/24/2007                                                               11243.00          11287.00              11296.00
10/25/2007                                                               11396.00          11276.00              11451.00
10/26/2007                                                               11512.00          11432.00              11567.00
10/27/2007                                                               11512.00          11432.00              11567.00
10/28/2007                                                               11512.00          11432.00              11567.00
10/29/2007                                                               11557.00          11476.00              11615.00
10/30/2007                                                               11503.00          11402.00              11559.00
10/31/2007                                                               11641.00          11539.00              11701.00




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                                     SINCE INCEPTION
                                                                         (11/1/2006)
                                                                     ---------------
RYDEX S&P EQUAL WEIGHT UTILITIES ETF..............................            16.41%
S&P 500 EQUAL WEIGHT UTILITIES TOTAL RETURN INDEX.................            17.01%
S&P 500 TOTAL RETURN INDEX........................................            15.39%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.

Rydex S&P Equal Weight Utilities ETF
PORTFOLIO SUMMARY                                         As of October 31, 2007

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

             DESCRIPTION                                            % OF NET ASSETS
------------------------------------------------------------------------------------
QUESTAR CORP.                                                             2.84%
ALLEGHENY ENERGY, INC.                                                    2.83%
AES CORP.                                                                 2.81%
ENTERGY CORP.                                                             2.75%
FPL GROUP, INC.                                                           2.71%
FIRSTENERGY CORP.                                                         2.70%
PUBLIC SERVICE ENTERPRISE GROUP, INC.                                     2.68%
CONSTELLATION ENERGY GROUP, INC.                                          2.67%
DOMINION RESOURCES, INC.                                                  2.66%
NISOURCE, INC.                                                            2.65%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Electric Utilities                                          Multi-Utilities    Diversified Telecommunication Services
34.13                                                                 31.04                                     16.32

Electric Utilities                                          Independent Power Producers & Energy Traders    Gas Utilities
34.13                                                                                               8.08             5.36

Electric Utilities                                          Wireless Telecommunication Services
34.13                                                                                      5.07




* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.


                                               37                 ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on May 1, 2007 and held for the six months ended October 31, 2007.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                          BEGINNING      ENDING       EXPENSES PAID
                                                            ACCOUNT     ACCOUNT              DURING
                                                              VALUE       VALUE   SIX-MONTH PERIOD*
                                                           5/1/2007  10/31/2007  5/1/07 TO 10/31/07
                                                          ---------  ----------  ------------------
ACTUAL
  Rydex S&P Equal Weight ETF............................  $1,000.00   $1,006.00         $2.02
  Rydex Russell Top 50 ETF..............................  $1,000.00   $1,068.50         $1.04
  Rydex S&P 500 Pure Value ETF..........................  $1,000.00   $  963.70         $1.73
  Rydex S&P 500 Pure Growth ETF.........................  $1,000.00   $1,042.10         $1.80
  Rydex S&P MidCap 400 Pure Value ETF...................  $1,000.00   $  971.00         $1.74
  Rydex S&P MidCap 400 Pure Growth ETF..................  $1,000.00   $1,067.80         $1.82
  Rydex S&P SmallCap 600 Pure Value ETF.................  $1,000.00   $  871.60         $1.65
  Rydex S&P SmallCap 600 Pure Growth ETF................  $1,000.00   $1,062.00         $1.82
  Rydex S&P Equal Weight Consumer Discretionary ETF.....  $1,000.00   $  909.50         $2.41
  Rydex S&P Equal Weight Consumer Staples ETF...........  $1,000.00   $1,017.80         $2.54
  Rydex S&P Equal Weight Energy ETF.....................  $1,000.00   $1,208.70         $2.78
  Rydex S&P Equal Weight Financials ETF.................  $1,000.00   $  908.80         $2.41
  Rydex S&P Equal Weight Health Care ETF................  $1,000.00   $1,021.60         $2.55
  Rydex S&P Equal Weight Industrials ETF................  $1,000.00   $1,083.10         $2.63
  Rydex S&P Equal Weight Materials ETF..................  $1,000.00   $1,052.90         $2.59
  Rydex S&P Equal Weight Technology ETF.................  $1,000.00   $1,065.00         $2.60
  Rydex S&P Equal Weight Utilities ETF..................  $1,000.00   $1,003.93         $2.53
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
  Rydex S&P Equal Weight ETF............................  $1,000.00   $1,023.19         $2.04
  Rydex Russell Top 50 ETF..............................  $1,000.00   $1,024.20         $1.02
  Rydex S&P 500 Pure Value ETF..........................  $1,000.00   $1,023.44         $1.79
  Rydex S&P 500 Pure Growth ETF.........................  $1,000.00   $1,023.44         $1.79
  Rydex S&P MidCap 400 Pure Value ETF...................  $1,000.00   $1,023.44         $1.79
  Rydex S&P MidCap 400 Pure Growth ETF..................  $1,000.00   $1,023.44         $1.79
  Rydex S&P SmallCap 600 Pure Value ETF.................  $1,000.00   $1,023.44         $1.79
  Rydex S&P SmallCap 600 Pure Growth ETF................  $1,000.00   $1,023.44         $1.79
  Rydex S&P Equal Weight Consumer Discretionary ETF.....  $1,000.00   $1,022.68         $2.55
  Rydex S&P Equal Weight Consumer Staples ETF...........  $1,000.00   $1,022.68         $2.55
  Rydex S&P Equal Weight Energy ETF.....................  $1,000.00   $1,022.68         $2.55
  Rydex S&P Equal Weight Financials ETF.................  $1,000.00   $1,022.68         $2.55
  Rydex S&P Equal Weight Health Care ETF................  $1,000.00   $1,022.68         $2.55
  Rydex S&P Equal Weight Industrials ETF................  $1,000.00   $1,022.68         $2.55
  Rydex S&P Equal Weight Materials ETF..................  $1,000.00   $1,022.68         $2.55
  Rydex S&P Equal Weight Technology ETF.................  $1,000.00   $1,022.68         $2.55
  Rydex S&P Equal Weight Utilities ETF..................  $1,000.00   $1,022.68         $2.55


--------

    * Expenses are equal to the Fund's annualized expense ratio of 0.40%, 0.20%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.50%, 0.50%, 0.50%, 0.50%,
      0.50%, 0.50%, 0.50%, 0.50% and 0.50% respectively, multiplied by the average account value of the period, multiplied by days in the period, divided by 365.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                                    MARKET
                                   SHARES            VALUE
----------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 2.3%
  Boeing Co. ..................     42,162      $4,156,752
  General Dynamics Corp. ......     51,505       4,684,895
  Goodrich Corp. ..............     65,087       4,533,960
  Honeywell International,
     Inc. .....................     73,428       4,435,785
  L-3 Communications Holdings,
     Inc. .....................     43,501       4,769,450
  Lockheed Martin Corp. .......     42,280       4,652,491
  Northrop Grumman Corp. ......     53,546       4,477,517
  Precision Castparts Corp. ...     29,814       4,466,435
  Raytheon Co. ................     68,105       4,332,159
  Rockwell Collins, Inc. ......     61,231       4,580,691
  United Technologies Corp. ...     54,261       4,155,850
                                            --------------
TOTAL AEROSPACE & DEFENSE                       49,245,985
                                            --------------

  AIR FREIGHT & LOGISTICS 0.8%
  C.H. Robinson Worldwide,
     Inc. .....................     80,722       4,029,642
  Expeditors International of
     Washington, Inc. .........     85,205       4,315,633
  FedEx Corp. .................     41,131       4,250,478
  United Parcel Service,
     Inc. -- Class B...........     56,624       4,252,462
                                            --------------
TOTAL AIR FREIGHT & LOGISTICS                   16,848,215
                                            --------------

  AIRLINES 0.2%
  Southwest Airlines Co. ......    282,637       4,016,272
                                            --------------
TOTAL AIRLINES                                   4,016,272
                                            --------------

  AUTO COMPONENTS 0.4%
  Goodyear Tire & Rubber Co.*..    149,563       4,509,324
  Johnson Controls, Inc. ......    110,155       4,815,977
                                            --------------
TOTAL AUTO COMPONENTS                            9,325,301
                                            --------------

  AUTOMOBILES 0.7%
  Ford Motor Co.*..............    519,977       4,612,196
  General Motors Corp. ........    124,704       4,887,150
  Harley-Davidson, Inc. .......     89,587       4,613,730
                                            --------------
TOTAL AUTOMOBILES                               14,113,076
                                            --------------

  BEVERAGES 1.7%
  Anheuser-Busch Cos., Inc. ...     84,774       4,347,211
  Brown-Forman Corp. -- Class
     B.........................     57,027       4,218,858
  Coca-Cola Co. ...............     76,069       4,698,021
  Coca-Cola Enterprises,
     Inc. .....................    176,066       4,544,264
  Constellation Brands,
     Inc. -- Class A*..........    178,741       4,489,974
  Molson Coors Brewing
     Co. -- Class B............     87,196       4,990,227
  Pepsi Bottling Group, Inc. ..    115,155       4,960,877
  PepsiCo, Inc. ...............     60,306       4,445,758
                                            --------------
TOTAL BEVERAGES                                 36,695,190
                                            --------------

  BIOTECHNOLOGY 1.1%
  Amgen, Inc.*.................     77,516       4,504,455
  Biogen Idec, Inc.*...........     63,340       4,715,029
  Celgene Corp.*...............     61,488       4,058,208
  Genzyme Corp.*...............     68,476       5,202,122
  Gilead Sciences, Inc.*.......    107,928       4,985,194
                                            --------------
TOTAL BIOTECHNOLOGY                             23,465,008
                                            --------------

  BUILDING PRODUCTS 0.4%
  American Standard Cos.,
     Inc. .....................    120,989       4,509,260
  Masco Corp. .................    179,304       4,317,640
                                            --------------
TOTAL BUILDING PRODUCTS                          8,826,900
                                            --------------

  CAPITAL MARKETS 3.6%
  American Capital Strategies,
     Ltd. .....................    104,041       4,516,420
  Ameriprise Financial, Inc. ..     70,201       4,421,259
  Bank of New York Mellon
     Corp. ....................     99,335       4,852,515
  Bear Stearns Cos., Inc. .....     37,102       4,214,787
  Charles Schwab Corp. ........    202,753       4,711,980
  E*TRADE Financial Corp.*.....    316,084       3,521,176
  Federated Investors,
     Inc. -- Class B...........    114,099       4,906,257
  Franklin Resources, Inc. ....     33,215       4,307,321
  Goldman Sachs Group, Inc. ...     21,931       5,437,133
  Janus Capital Group, Inc. ...    155,688       5,372,793
  Legg Mason, Inc. ............     52,753       4,375,334
  Lehman Brothers Holdings,
     Inc. .....................     69,291       4,388,892
  Merrill Lynch & Co., Inc. ...     57,409       3,790,142
  Morgan Stanley...............     67,898       4,566,819
  Northern Trust Corp. ........     65,844       4,952,127
  State Street Corp. ..........     65,060       5,189,836
  T. Rowe Price Group, Inc. ...     79,623       5,114,982
                                            --------------
TOTAL CAPITAL MARKETS                           78,639,773
                                            --------------

  CHEMICALS 2.6%
  Air Products & Chemicals,
     Inc. .....................     45,675       4,469,299
  Ashland, Inc. ...............     68,347       4,013,336
  Dow Chemical Co. ............     98,190       4,422,478
  Du Pont (E.I.) de Nemours &
     Co. ......................     86,106       4,263,108
  Eastman Chemical Co. ........     63,973       4,259,962
  Ecolab, Inc. ................     93,412       4,406,244
  Hercules, Inc. ..............    203,394       3,825,841
  International Flavors &
     Fragrances, Inc. .........     81,101       4,234,283
  Monsanto Co. ................     55,197       5,388,883
  PPG Industries, Inc. ........     56,693       4,237,235
  Praxair, Inc. ...............     52,749       4,508,984
  Rohm & Haas Co. .............     76,443       3,965,863
  Sigma-Aldrich Corp. .........     90,888       4,696,183
                                            --------------
TOTAL CHEMICALS                                 56,691,699
                                            --------------

  COMMERCIAL BANKS 3.3%
  BB&T Corp. ..................    103,255       3,817,337
  Comerica, Inc. ..............     79,685       3,719,696
  Commerce Bancorp, Inc. ......    113,368       4,619,746
  Fifth Third Bancorp..........    123,211       3,854,040
  First Horizon National
     Corp. ....................    146,314       3,815,869
  Huntington Bancshares,
     Inc. .....................    246,464       4,414,170
  KeyCorp......................    127,187       3,618,470
  M&T Bank Corp. ..............     40,132       3,992,331
  Marshall & Ilsley Corp. .....     94,605       4,039,634
  National City Corp. .........    165,687       4,017,910
  PNC Financial Services Group,
     Inc. .....................     61,009       4,402,410
  Regions Financial Corp. .....    139,053       3,771,117
  SunTrust Banks, Inc. ........     55,092       3,999,679
  Synovus Financial Corp. .....    152,804       4,027,914

                                               39                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                    MARKET
                                   SHARES            VALUE
----------------------------------------------------------
COMMON STOCKS (CONTINUED)

  U.S. Bancorp.................    129,520      $4,294,883
  Wachovia Corp. ..............     84,222       3,851,472
  Wells Fargo & Co. ...........    118,687       4,036,545
  Zions Bancorp................     60,875       3,598,321
                                            --------------
TOTAL COMMERCIAL BANKS                          71,891,544
                                            --------------

  COMMERCIAL SERVICES & SUPPLIES 1.8%
  Allied Waste Industries,
     Inc.*.....................    328,170       4,148,069
  Avery Dennison Corp. ........     75,107       4,348,695
  Cintas Corp. ................    116,768       4,273,709
  Equifax, Inc. ...............    110,636       4,259,486
  Monster Worldwide, Inc.*.....    123,804       5,023,966
  Pitney Bowes, Inc. ..........     92,972       3,722,599
  R.R. Donnelley & Sons Co. ...    122,377       4,930,569
  Robert Half International,
     Inc. .....................    138,506       4,167,646
  Waste Management, Inc. ......    112,113       4,079,792
                                            --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES            38,954,531
                                            --------------

  COMMUNICATIONS EQUIPMENT 1.7%
  Ciena Corp.*.................    114,152       5,463,315
  Cisco Systems, Inc.*.........    132,385       4,376,648
  Corning, Inc. ...............    180,956       4,391,802
  JDS Uniphase Corp.*..........    306,567       4,678,213
  Juniper Networks, Inc.*......    117,655       4,235,580
  Motorola, Inc. ..............    240,098       4,511,441
  QUALCOMM, Inc. ..............    106,971       4,570,871
  Tellabs, Inc.*...............    433,041       3,815,091
                                            --------------
TOTAL COMMUNICATIONS EQUIPMENT                  36,042,961
                                            --------------

  COMPUTERS & PERIPHERALS 2.4%
  Apple, Inc.*.................     30,476       5,788,916
  Dell, Inc.*..................    153,736       4,704,322
  EMC Corp.*...................    225,894       5,735,449
  Hewlett-Packard Co. .........     84,999       4,392,748
  International Business
     Machines Corp. ...........     36,467       4,234,548
  Lexmark International,
     Inc. -- Class A*..........    113,759       4,776,740
  Network Appliance, Inc.*.....    161,801       5,095,114
  QLogic Corp.*................    338,968       5,264,173
  SanDisk Corp.*...............     79,531       3,531,176
  Sun Microsystems, Inc.*......    756,677       4,320,626
  Teradata Corp.*..............    166,398       4,747,335
                                            --------------
TOTAL COMPUTERS & PERIPHERALS                   52,591,147
                                            --------------

  CONSTRUCTION & ENGINEERING 0.4%
  Fluor Corp. .................     30,521       4,822,318
  Jacobs Engineering Group,
     Inc.*.....................     51,086       4,452,145
                                            --------------
TOTAL CONSTRUCTION & ENGINEERING                 9,274,463
                                            --------------

  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ........     50,572       4,324,412
                                            --------------
TOTAL CONSTRUCTION MATERIALS                     4,324,412
                                            --------------

  CONSUMER FINANCE 0.8%
  American Express Co. ........     71,970       4,386,571
  Capital One Financial
     Corp. ....................     62,943       4,128,431
  Discover Financial Services..    193,077       3,726,386
  SLM Corp. ...................     89,572       4,224,216
                                            --------------
TOTAL CONSUMER FINANCE                          16,465,604
                                            --------------

  CONTAINERS & PACKAGING 0.9%
  Ball Corp. ..................     78,174       3,875,867
  Bemis Co., Inc. .............    143,790       4,049,126
  Pactiv Corp.*................    149,882       4,117,258
  Sealed Air Corp. ............    163,176       4,067,978
  Temple-Inland, Inc. .........     81,982       4,399,974
                                            --------------
TOTAL CONTAINERS & PACKAGING                    20,510,203
                                            --------------

  DISTRIBUTORS 0.2%
  Genuine Parts Co. ...........     84,156       4,129,535
                                            --------------
TOTAL DISTRIBUTORS                               4,129,535
                                            --------------

  DIVERSIFIED CONSUMER SERVICES 0.5%
  Apollo Group, Inc. -- Class
     A*........................     74,567       5,910,181
  H&R Block, Inc. .............    205,069       4,470,504
                                            --------------
TOTAL DIVERSIFIED CONSUMER SERVICES             10,380,685
                                            --------------

  DIVERSIFIED FINANCIAL SERVICES 1.8%
  Bank of America Corp. .......     84,560       4,082,557
  CIT Group, Inc. .............    105,393       3,714,049
  Citigroup, Inc. .............     91,494       3,833,599
  CME Group, Inc. .............      7,904       5,266,040
  IntercontinentalExchange,
     Inc.*.....................     28,323       5,047,159
  JPMorgan Chase & Co. ........     92,015       4,324,705
  Leucadia National Corp. .....     93,967       4,760,368
  Moody's Corp. ...............     89,804       3,926,231
  NYSE Euronext................     47,406       4,450,001
                                            --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES            39,404,709
                                            --------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 1.3%
  AT&T, Inc. ..................    100,922       4,217,531
  CenturyTel, Inc. ............     93,562       4,121,406
  Citizens Communications
     Co. ......................    308,652       4,061,860
  Embarq Corp. ................     69,642       3,685,455
  Qwest Communications
     International, Inc.*......    462,117       3,318,000
  Verizon Communications,
     Inc. .....................     97,254       4,480,492
  Windstream Corp. ............    295,474       3,974,125
                                            --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                      27,858,869
                                            --------------

  ELECTRIC UTILITIES 2.7%
  Allegheny Energy, Inc.*......     80,010       4,853,407
  American Electric Power Co.,
     Inc. .....................     93,022       4,484,591
  Duke Energy Corp. ...........    228,698       4,384,141
  Edison International.........     74,154       4,312,055
  Entergy Corp. ...............     39,136       4,691,232
  Exelon Corp. ................     54,986       4,551,741


                                40


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                    MARKET
                                   SHARES            VALUE
----------------------------------------------------------
COMMON STOCKS (CONTINUED)

  FirstEnergy Corp. ...........     66,349      $4,624,525
  FPL Group, Inc. .............     68,146       4,662,549
  Integrys Energy Group,
     Inc. .....................     81,290       4,374,215
  Pinnacle West Capital
     Corp. ....................    106,978       4,321,911
  PPL Corp. ...................     86,162       4,454,576
  Progress Energy, Inc. .......     90,238       4,331,424
  Southern Co. ................    115,614       4,238,409
                                            --------------
TOTAL ELECTRIC UTILITIES                        58,284,776
                                            --------------

  ELECTRICAL EQUIPMENT 0.6%
  Cooper Industries,
     Ltd. -- Class A...........     86,667       4,540,484
  Emerson Electric Co. ........     84,859       4,435,580
  Rockwell Automation, Inc. ...     62,159       4,281,512
                                            --------------
TOTAL ELECTRICAL EQUIPMENT                      13,257,576
                                            --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
  Agilent Technologies, Inc.*..    115,669       4,262,403
  Jabil Circuit, Inc. .........    171,346       3,723,348
  Molex, Inc. .................    157,740       4,505,054
  Tektronix, Inc. .............    139,402       5,276,366
  Tyco Electronics, Ltd. ......    127,055       4,532,052
                                            --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS        22,299,223
                                            --------------

  ENERGY EQUIPMENT & SERVICES 2.3%
  Baker Hughes, Inc. ..........     47,828       4,147,644
  BJ Services Co. .............    156,033       3,930,471
  ENSCO International, Inc. ...     76,723       4,257,359
  Halliburton Co. .............    111,253       4,385,593
  Nabors Industries, Ltd.*.....    136,428       3,830,898
  National-Oilwell Varco,
     Inc.*.....................     59,884       4,385,904
  Noble Corp. .................     83,504       4,421,537
  Rowan Cos., Inc. ............    114,274       4,454,401
  Schlumberger, Ltd. ..........     39,927       3,855,751
  Smith International, Inc. ...     59,561       3,934,004
  Transocean, Inc.*............     37,603       4,488,670
  Weatherford International,
     Ltd.*.....................     62,138       4,033,378
                                            --------------
TOTAL ENERGY EQUIPMENT & SERVICES               50,125,610
                                            --------------

  FOOD & STAPLES RETAILING 1.8%
  Costco Wholesale Corp. ......     70,509       4,742,435
  CVS Caremark Corp. ..........    112,911       4,716,293
  Kroger Co. ..................    150,785       4,431,571
  Safeway, Inc. ...............    128,972       4,385,048
  SUPERVALU, Inc. .............    107,273       4,156,829
  Sysco Corp. .................    123,237       4,225,797
  Wal-Mart Stores, Inc. .......     96,589       4,366,789
  Walgreen Co. ................     93,796       3,719,011
  Whole Foods Market, Inc. ....     95,493       4,730,723
                                            --------------
TOTAL FOOD & STAPLES RETAILING                  39,474,496
                                            --------------

  FOOD PRODUCTS 2.5%
  Archer-Daniels-Midland Co. ..    130,186       4,658,055
  Campbell Soup Co. ...........    120,993       4,474,321
  ConAgra Foods, Inc. .........    161,024       3,821,100
  Dean Foods Co. ..............    164,776       4,575,829
  General Mills, Inc. .........     73,260       4,229,300
  H.J. Heinz Co. ..............     93,370       4,367,849
  Hershey Co. .................     93,126       4,014,662
  Kellogg Co. .................     75,841       4,003,646
  Kraft Foods, Inc. -- Class
     A.........................    123,862      $4,138,229
  McCormick & Co., Inc. .......    116,457       4,079,489
  Sara Lee Corp. ..............    261,662       4,327,889
  Tyson Foods, Inc. -- Class
     A.........................    228,096       3,603,917
  Wm. Wrigley Jr. Co. .........     68,254       4,209,224
                                            --------------
TOTAL FOOD PRODUCTS                             54,503,510
                                            --------------

  GAS UTILITIES 0.4%
  Nicor, Inc. .................     99,079       4,287,148
  Questar Corp. ...............     84,719       4,835,761
                                            --------------
TOTAL GAS UTILITIES                              9,122,909
                                            --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.2%
  Baxter International, Inc. ..     76,332       4,580,683
  Becton, Dickinson & Co. .....     52,565       4,387,075
  Boston Scientific Corp.*.....    312,197       4,330,172
  C.R. Bard, Inc. .............     49,536       4,141,705
  Covidien, Ltd. ..............    101,328       4,215,245
  Hospira, Inc.*...............    105,978       4,380,071
  Medtronic, Inc. .............     75,642       3,588,457
  St Jude Medical, Inc.*.......     93,952       3,826,665
  Stryker Corp. ...............     62,769       4,456,599
  Varian Medical Systems,
     Inc.*.....................    107,972       5,265,794
  Zimmer Holdings, Inc.*.......     51,267       3,562,544
                                            --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          46,735,010
                                            --------------

  HEALTH CARE PROVIDERS & SERVICES 3.3%
  Aetna, Inc. .................     82,282       4,621,780
  AmerisourceBergen Corp. .....     93,862       4,421,839
  Cardinal Health, Inc. .......     66,986       4,557,058
  CIGNA Corp. .................     81,397       4,272,529
  Coventry Health Care, Inc.*..     71,338       4,302,395
  Express Scripts, Inc.*.......     78,918       4,979,726
  Humana, Inc.*................     64,254       4,815,837
  Laboratory Corp. of America
     Holdings*.................     55,051       3,784,756
  Manor Care, Inc. ............     66,363       4,418,449
  McKesson Corp. ..............     75,812       5,011,173
  Medco Health Solutions,
     Inc.*.....................     49,418       4,664,071
  Patterson Cos., Inc.*........    110,604       4,325,722
  Quest Diagnostics, Inc. .....     76,119       4,048,008
  Tenet Healthcare Corp.*......  1,262,367       4,430,908
  UnitedHealth Group, Inc. ....     86,043       4,229,013
  WellPoint, Inc.*.............     54,215       4,295,455
                                            --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES          71,178,719
                                            --------------

  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ............    147,451       3,717,240
                                            --------------
TOTAL HEALTH CARE TECHNOLOGY                     3,717,240
                                            --------------

  HOTELS, RESTAURANTS & LEISURE 2.2%
  Carnival Corp. ..............     86,913       4,170,086
  Darden Restaurants, Inc. ....     99,013       4,257,559

                                               41                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                    MARKET
                                   SHARES            VALUE
----------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Harrah's Entertainment,
     Inc. .....................     49,379      $4,357,697
  International Game
     Technology................    100,893       4,399,944
  Marriott International,
     Inc. -- Class A...........     97,332       4,001,318
  McDonald's Corp. ............     78,229       4,670,271
  Starbucks Corp.*.............    155,054       4,136,841
  Starwood Hotels & Resorts
     Worldwide, Inc. ..........     73,245       4,164,711
  Wendy's International,
     Inc. .....................    127,408       4,428,702
  Wyndham Worldwide Corp. .....    135,916       4,462,122
  Yum! Brands, Inc. ...........    123,515       4,973,949
                                            --------------
TOTAL HOTELS, RESTAURANTS & LEISURE             48,023,200
                                            --------------

  HOUSEHOLD DURABLES 2.5%
  Black & Decker Corp. ........     50,594       4,548,907
  Centex Corp. ................    159,686       4,001,731
  D.R. Horton, Inc. ...........    305,567       3,877,645
  Fortune Brands, Inc. ........     52,683       4,413,255
  Harman International
     Industries, Inc. .........     43,736       3,682,571
  KB HOME......................    159,807       4,417,065
  Leggett & Platt, Inc. .......    219,379       4,262,534
  Lennar Corp. -- Class A......    170,833       3,903,534
  Newell Rubbermaid, Inc. .....    150,142       4,378,141
  Pulte Homes, Inc. ...........    268,355       3,982,388
  Snap-on, Inc. ...............     86,844       4,334,384
  Stanley Works................     74,814       4,305,546
  Whirlpool Corp. .............     46,751       3,701,744
                                            --------------
TOTAL HOUSEHOLD DURABLES                        53,809,445
                                            --------------

  HOUSEHOLD PRODUCTS 0.8%
  Clorox Co. ..................     70,355       4,402,112
  Colgate-Palmolive Co. .......     61,214       4,668,792
  Kimberly-Clark Corp. ........     61,173       4,336,554
  Procter & Gamble Co. ........     61,609       4,283,058
                                            --------------
TOTAL HOUSEHOLD PRODUCTS                        17,690,516
                                            --------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  AES Corp.*...................    219,935       4,708,808
  Constellation Energy Group,
     Inc. .....................     48,210       4,565,487
  Dynegy, Inc. -- Class A*.....    478,015       4,402,518
                                            --------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS                                       13,676,813
                                            --------------

  INDUSTRIAL CONGLOMERATES 0.8%
  3M Co. ......................     46,935       4,053,306
  General Electric Co. ........    104,038       4,282,204
  Textron, Inc. ...............     69,895       4,837,433
  Tyco International, Ltd. ....     96,599       3,976,981
                                            --------------
TOTAL INDUSTRIAL CONGLOMERATES                  17,149,924
                                            --------------

  INSURANCE 4.6%
  ACE, Ltd. ...................     72,054       4,367,193
  AFLAC, Inc. .................     77,482       4,864,320
  Allstate Corp. ..............     76,905       4,029,822
  Ambac Financial Group,
     Inc. .....................     66,425       2,446,433
  American International
     Group.....................     64,160       4,049,779
  Aon Corp. ...................     97,967       4,439,864
  Assurant, Inc. ..............     82,950       4,847,598
  Chubb Corp. .................     82,783       4,416,473
  Cincinnati Financial Corp. ..     99,029       3,939,374
  Genworth Financial,
     Inc. -- Class A...........    141,111       3,852,330
  Hartford Financial Services
     Group, Inc. ..............     46,962       4,556,723
  Lincoln National Corp. ......     66,707       4,160,516
  Loews Corp. .................     91,048       4,469,546
  Marsh & McLennan Cos.,
     Inc. .....................    175,008       4,530,957
  MBIA, Inc. ..................     71,275       3,067,676
  MetLife, Inc. ...............     62,014       4,269,664
  Principal Financial Group,
     Inc. .....................     71,686       4,850,992
  Progressive Corp. ...........    220,792       4,084,652
  Prudential Financial, Inc. ..     45,624       4,412,753
  SAFECO Corp. ................     72,004       4,169,032
  Torchmark Corp. .............     69,261       4,513,047
  Travelers Cos., Inc. ........     84,901       4,432,681
  Unum Group...................    176,572       4,121,190
  XL Capital, Ltd. -- Class A..     56,286       4,049,778
                                            --------------
TOTAL INSURANCE                                100,942,393
                                            --------------

  INTERNET & CATALOG RETAIL 0.6%
  Amazon.com, Inc.*............     47,629       4,246,125
  Expedia, Inc.*...............    132,746       4,335,485
  IAC/InterActiveCorp*.........    155,544       4,582,326
                                            --------------
TOTAL INTERNET & CATALOG RETAIL                 13,163,936
                                            --------------

  INTERNET SOFTWARE & SERVICES 1.1%
  Akamai Technologies, Inc.*...    143,089       5,607,658
  eBay, Inc.*..................    110,273       3,980,855
  Google, Inc. -- Class A*.....      7,721       5,458,747
  VeriSign, Inc.*..............    126,717       4,319,783
  Yahoo!, Inc.*................    167,495       5,209,094
                                            --------------
TOTAL INTERNET SOFTWARE & SERVICES              24,576,137
                                            --------------

  IT SERVICES 2.2%
  Affiliated Computer Services,
     Inc. -- Class A*..........     86,052       4,359,394
  Automatic Data Processing,
     Inc. .....................     92,914       4,604,818
  Cognizant Technology
     Solutions Corp. -- Class
     A*........................    114,372       4,741,863
  Computer Sciences Corp.*.....     76,715       4,479,389
  Convergys Corp.*.............    254,672       4,668,138
  Electronic Data Systems
     Corp. ....................    196,159       4,235,073
  Fidelity National Information
     Services, Inc. ...........     93,537       4,313,927
  Fiserv, Inc.*................     86,761       4,806,559
  Paychex, Inc. ...............     97,948       4,092,267
  Unisys Corp.*................    608,933       3,702,313
  Western Union Co. ...........    214,460       4,726,698
                                            --------------
TOTAL IT SERVICES                               48,730,439
                                            --------------

  LEISURE EQUIPMENT & PRODUCTS 0.8%
  Brunswick Corp. .............    193,830       4,324,347
  Eastman Kodak Co. ...........    155,454       4,455,312
  Hasbro, Inc. ................    148,847       4,443,083
  Mattel, Inc. ................    178,735       3,733,774
                                            --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS              16,956,516
                                            --------------


                                42


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                    MARKET
                                   SHARES            VALUE
----------------------------------------------------------
COMMON STOCKS (CONTINUED)


  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Applera Corp. -- Applied
     Biosystems Group..........    123,275      $4,578,433
  Millipore Corp.*.............     56,181       4,362,455
  PerkinElmer, Inc. ...........    145,805       4,012,553
  Thermo Electron Corp.*.......     73,802       4,340,296
  Waters Corp.*................     63,461       4,885,228
                                            --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES            22,178,965
                                            --------------

  MACHINERY 2.5%
  Caterpillar, Inc. ...........     55,164       4,115,786
  Cummins, Inc. ...............     32,890       3,945,484
  Danaher Corp. ...............     52,060       4,459,980
  Deere & Co. .................     29,627       4,589,222
  Dover Corp. .................     84,887       3,904,802
  Eaton Corp. .................     43,354       4,013,713
  Illinois Tool Works, Inc. ...     73,752       4,223,040
  Ingersoll-Rand Co.,,
     Ltd. -- Class A...........     79,907       4,023,318
  ITT Corp. ...................     64,260       4,300,279
  PACCAR, Inc. ................     72,218       4,012,432
  Pall Corp. ..................    112,175       4,494,852
  Parker-Hannifin Corp. .......     55,605       4,468,974
  Terex Corp.*.................     51,957       3,856,249
                                            --------------
TOTAL MACHINERY                                 54,408,131
                                            --------------

  MEDIA 3.4%
  CBS Corp. -- Class B.........    135,941       3,901,507
  Clear Channel Communications,
     Inc. .....................    114,706       4,332,446
  Comcast Corp. -- Class A*....    181,611       3,822,912
  DIRECTV Group, Inc.*.........    177,078       4,689,026
  Dow Jones & Co., Inc. .......     72,272       4,322,588
  E.W. Scripps Co. -- Class A..    100,989       4,545,515
  Gannett Co., Inc. ...........     95,478       4,049,222
  Interpublic Group of Cos.,
     Inc.*.....................    406,925       4,211,674
  McGraw-Hill Cos., Inc. ......     86,011       4,303,990
  Meredith Corp. ..............     75,800       4,718,550
  New York Times Co. -- Class
     A.........................    216,781       4,240,236
  News Corp. -- Class A........    196,779       4,264,201
  Omnicom Group, Inc. .........     85,789       4,373,523
  Time Warner, Inc. ...........    234,912       4,289,493
  Tribune Co. .................    156,636       4,739,805
  Viacom, Inc. -- Class B*.....    109,722       4,530,421
  Walt Disney Co. .............    123,959       4,292,700
                                            --------------
TOTAL MEDIA                                     73,627,809
                                            --------------

  METALS & MINING 1.4%
  Alcoa, Inc. .................    115,201       4,560,808
  Allegheny Technologies,
     Inc. .....................     41,232       4,212,673
  Freeport-McMoRan Copper &
     Gold, Inc. ...............     39,678       4,669,307
  Newmont Mining Corp. (Holding
     Co.)......................     90,658       4,610,866
  Nucor Corp. .................     73,977       4,588,053
  Titanium Metals Corp.*.......    118,908       4,185,562
  United States Steel Corp. ...     41,227       4,448,393
                                            --------------
TOTAL METALS & MINING                           31,275,662
                                            --------------

  MULTI-UTILITIES 2.4%
  Ameren Corp. ................     80,647       4,359,777
  CenterPoint Energy, Inc. ....    259,940       4,356,595
  CMS Energy Corp. ............    257,641       4,372,168
  Consolidated Edison, Inc. ...     90,966       4,283,589
  Dominion Resources, Inc. ....     49,659       4,550,254
  DTE Energy Co. ..............     86,692       4,299,923
  NiSource, Inc. ..............    219,922       4,497,405
  PG&E Corp. ..................     89,483       4,378,403
  Public Service Enterprise
     Group, Inc. ..............     48,097       4,598,073
  Sempra Energy................     71,655       4,407,499
  TECO Energy, Inc. ...........    265,448       4,467,490
  Xcel Energy, Inc. ...........    194,066       4,376,188
                                            --------------
TOTAL MULTI-UTILITIES                           52,947,364
                                            --------------

  MULTILINE RETAIL 1.6%
  Big Lots, Inc.*..............    138,491       3,321,014
  Dillard's, Inc. -- Class A...    203,848       4,694,619
  Family Dollar Stores, Inc. ..    158,587       4,020,181
  Federated Department Stores,
     Inc. .....................    133,466       4,274,916
  J.C. Penney Holding Co.,
     Inc. .....................     64,538       3,629,617
  Kohl's Corp.*................     73,097       4,018,142
  Nordstrom, Inc. .............     86,374       3,406,591
  Sears Holdings Corp.*........     32,552       4,387,684
  Target Corp. ................     65,148       3,997,481
                                            --------------
TOTAL MULTILINE RETAIL                          35,750,245
                                            --------------

  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*.................    250,877       4,375,295
                                            --------------
TOTAL OFFICE ELECTRONICS                         4,375,295
                                            --------------

  OIL, GAS & CONSUMABLE FUELS 4.7%
  Anadarko Petroleum Corp. ....     80,286       4,738,480
  Apache Corp. ................     48,044       4,987,448
  Chesapeake Energy Corp. .....    120,929       4,774,277
  Chevron Corp. ...............     45,268       4,142,475
  ConocoPhillips...............     48,279       4,101,784
  CONSOL Energy, Inc. .........     95,792       5,412,248
  Devon Energy Corp. ..........     50,782       4,743,039
  El Paso Corp. ...............    247,905       4,378,002
  EOG Resources, Inc. .........     57,438       5,089,007
  Exxon Mobil Corp. ...........     46,223       4,252,054
  Hess Corp. ..................     63,508       4,547,808
  Marathon Oil Corp. ..........     73,387       4,339,373
  Murphy Oil Corp. ............     61,387       4,519,925
  Noble Energy, Inc. ..........     62,538       4,786,658
  Occidental Petroleum Corp. ..     66,658       4,602,735
  Peabody Energy Corp. ........     89,336       4,980,482
  Spectra Energy Corp. ........    163,144       4,238,481
  Sunoco, Inc. ................     56,862       4,185,043
  Tesoro Corp. ................     85,464       5,173,136
  Valero Energy Corp. .........     60,866       4,286,792
  Williams Cos., Inc. .........    126,989       4,633,829
  XTO Energy, Inc. ............     68,354       4,537,338
                                            --------------
TOTAL OIL, GAS & CONSUMABLE FUELS              101,450,414
                                            --------------

                                               43                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                    MARKET
                                   SHARES            VALUE
----------------------------------------------------------
COMMON STOCKS (CONTINUED)


  PAPER & FOREST PRODUCTS 0.6%
  International Paper Co. .....    119,142      $4,403,488
  MeadWestvaco Corp. ..........    139,426       4,690,291
  Weyerhaeuser Co. ............     60,098       4,562,039
                                            --------------
TOTAL PAPER & FOREST PRODUCTS                   13,655,818
                                            --------------

  PERSONAL PRODUCTS 0.4%
  Avon Products, Inc. .........    123,040       5,042,179
  Estee Lauder Cos.,
     Inc -- Class A............    102,423       4,496,370
                                            --------------
TOTAL PERSONAL PRODUCTS                          9,538,549
                                            --------------

  PHARMACEUTICALS 2.8%
  Abbott Laboratories..........     79,683       4,352,285
  Allergan, Inc. ..............     68,636       4,638,421
  Barr Pharmaceuticals, Inc.*..     79,958       4,583,193
  Bristol-Myers Squibb Co. ....    149,447       4,481,916
  Eli Lilly & Co. .............     74,583       4,038,669
  Forest Laboratories, Inc.*...    113,698       4,442,181
  Johnson & Johnson............     65,764       4,285,840
  King Pharmaceuticals, Inc.*..    364,536       3,864,082
  Merck & Co., Inc. ...........     83,144       4,843,969
  Mylan Laboratories, Inc. ....    280,699       4,221,713
  Pfizer, Inc. ................    173,886       4,279,334
  Schering-Plough Corp. .......    134,671       4,110,159
  Watson Pharmaceuticals,
     Inc.*.....................    135,103       4,128,748
  Wyeth........................     95,208       4,629,965
                                            --------------
TOTAL PHARMACEUTICALS                           60,900,475
                                            --------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.6%
  Apartment Investment &
     Management Co. -- Class
     A.........................     94,806       4,430,284
  AvalonBay Communities,
     Inc. .....................     36,887       4,524,191
  Boston Properties, Inc. .....     41,338       4,478,559
  Developers Diversified Realty
     Corp. ....................     78,273       3,944,959
  Equity Residential Properties
     Trust.....................    103,666       4,331,165
  General Growth Properties,
     Inc. .....................     82,533       4,486,494
  Host Hotels & Resorts,
     Inc. .....................    193,182       4,280,913
  Kimco Realty Corp. ..........     93,902       3,898,811
  Plum Creek Timber Co.,
     Inc. .....................     95,773       4,278,180
  ProLogis.....................     65,848       4,723,936
  Public Storage, Inc. ........     54,737       4,432,055
  Simon Property Group, Inc. ..     42,981       4,474,752
  Vornado Realty Trust.........     40,068       4,476,397
                                            --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                       56,760,696
                                            --------------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  CB Richard Ellis Group,
     Inc. -- Class A*..........    152,760       3,724,289
                                            --------------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT       3,724,289
                                            --------------

  ROAD & RAIL 1.0%
  Burlington Northern Santa Fe
     Corp. ....................     52,592       4,583,393
  CSX Corp. ...................    106,078       4,749,112
  Norfolk Southern Corp. ......     83,673       4,321,710
  Ryder System, Inc. ..........     85,610       4,096,439
  Union Pacific Corp. .........     38,077       4,875,379
                                            --------------
TOTAL ROAD & RAIL                               22,626,033
                                            --------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.4%
  Advanced Micro Devices,
     Inc.*.....................    320,963       4,198,196
  Altera Corp. ................    170,850       3,352,077
  Analog Devices, Inc. ........    117,016       3,915,355
  Applied Materials, Inc. .....    201,126       3,905,867
  Broadcom Corp. -- Class A*...    118,433       3,854,994
  Intel Corp. .................    165,382       4,448,776
  KLA-Tencor Corp. ............     74,583       3,926,795
  Linear Technology Corp. .....    122,138       4,032,997
  LSI Logic Corp.*.............    633,722       4,182,565
  MEMC Electronic Materials,
     Inc.*.....................     73,538       5,384,452
  Microchip Technology, Inc. ..    116,909       3,877,871
  Micron Technology, Inc.*.....    399,417       4,197,873
  National Semiconductor
     Corp. ....................    161,842       4,068,708
  Novellus Systems, Inc.*......    157,941       4,487,104
  NVIDIA Corp.*................    124,850       4,417,193
  Teradyne, Inc.*..............    301,514       3,720,683
  Texas Instruments, Inc. .....    116,237       3,789,326
  Xilinx, Inc. ................    158,504       3,867,498
                                            --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                     73,628,330
                                            --------------

  SOFTWARE 2.6%
  Adobe Systems, Inc.*.........    100,325       4,805,568
  Autodesk, Inc.*..............     86,829       4,245,938
  BMC Software, Inc.*..........    134,572       4,553,917
  CA, Inc. ....................    166,251       4,397,339
  Citrix Systems, Inc.*........    110,465       4,748,890
  Compuware Corp.*.............    537,623       5,376,230
  Electronic Arts, Inc.*.......     76,382       4,668,468
  Intuit, Inc.*................    144,037       4,633,670
  Microsoft Corp. .............    149,732       5,511,635
  Novell, Inc.*................    562,358       4,251,427
  Oracle Corp.*................    197,073       4,369,108
  Symantec Corp.*..............    223,635       4,199,865
                                            --------------
TOTAL SOFTWARE                                  55,762,055
                                            --------------

  SPECIALTY RETAIL 3.3%
  Abercrombie & Fitch
     Co. -- Class A............     54,136       4,287,571
  AutoNation, Inc.*............    241,242       4,267,571
  AutoZone, Inc.*..............     38,002       4,727,829
  Bed Bath & Beyond, Inc.*.....    127,818       4,338,143
  Best Buy Co., Inc. ..........     92,696       4,497,610
  Circuit City Stores, Inc. ...    501,202       3,974,532
  Gap, Inc. ...................    237,385       4,486,576
  Home Depot, Inc. ............    122,724       3,867,033
  Limited Brands, Inc. ........    190,605       4,195,216
  Lowe's Cos., Inc. ...........    139,272       3,745,024
  Office Depot, Inc.*..........    223,958       4,201,452
  OfficeMax, Inc. .............    135,626       4,292,563
  RadioShack Corp. ............    191,253       3,943,637
  Sherwin-Williams Co. ........     64,433       4,118,557
  Staples, Inc. ...............    190,979       4,457,450


                                44


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                    MARKET
                                   SHARES            VALUE
----------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Tiffany & Co. ...............     83,826      $4,541,693
  TJX Cos., Inc. ..............    142,798       4,131,146
                                            --------------
TOTAL SPECIALTY RETAIL                          72,073,603
                                            --------------

  TEXTILES, APPAREL & LUXURY GOODS 1.1%
  Coach, Inc.*.................     89,365       3,267,184
  Jones Apparel Group, Inc. ...    209,545       4,387,872
  Liz Claiborne, Inc. .........    122,404       3,484,842
  NIKE, Inc. -- Class B........     72,929       4,832,276
  Polo Ralph Lauren Corp. .....     53,571       3,685,685
  V.F. Corp. ..................     51,032       4,446,418
                                            --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS          24,104,277
                                            --------------

  THRIFTS & MORTGAGE FINANCE 1.1%
  Countrywide Financial
     Corp. ....................    221,471       3,437,230
  Federal Home Loan Mortgage
     Corp. ....................     71,707       3,745,257
  Federal National Mortgage
     Association...............     69,082       3,940,437
  Hudson City Bancorp, Inc. ...    285,669       4,473,577
  MGIC Investment Corp. .......    127,278       2,464,102
  Sovereign Bancorp, Inc. .....    238,670       3,444,008
  Washington Mutual, Inc. .....    118,790       3,311,865
                                            --------------
TOTAL THRIFTS & MORTGAGE FINANCE                24,816,476
                                            --------------

  TOBACCO 0.6%
  Altria Group, Inc. ..........     62,105       4,529,317
  Reynolds American, Inc. .....     67,032       4,318,872
  UST, Inc. ...................     86,025       4,586,853
                                            --------------
TOTAL TOBACCO                                   13,435,042
                                            --------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
  W.W. Grainger, Inc. .........     46,781       4,206,548
                                            --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS           4,206,548
                                            --------------

  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  ALLTEL Corp. ................     61,827       4,398,991
  Sprint Nextel Corp. .........    238,172       4,072,741
                                            --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES        8,471,732
                                            --------------
TOTAL COMMON STOCKS
  (Cost $2,099,824,975)                      2,172,832,278
                                            --------------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market
     Fund......................  4,106,945       4,106,945
                                            --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,106,945)                              4,106,945
                                            --------------
TOTAL INVESTMENTS 100.0%
  (Cost $2,103,931,920)                      2,176,939,223
                                            --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                             753,345
                                            --------------
NET ASSETS--100.0%                          $2,177,692,568
----------------------------------------------------------



     * Non-Income Producing Security.

   (a) Amount represents less than 0.05% of net assets.



                                               45                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS 99.6%
  AEROSPACE & DEFENSE 2.3%
  Boeing Co. ..................     80,096    $7,896,665
  United Technologies Corp. ...    101,154     7,747,385
                                            ------------
TOTAL AEROSPACE & DEFENSE                     15,644,050
                                            ------------

  AIR FREIGHT & LOGISTICS 0.8%
  United Parcel Service,
     Inc. -- Class B...........     68,295     5,128,955
                                            ------------
TOTAL AIR FREIGHT & LOGISTICS                  5,128,955
                                            ------------

  BEVERAGES 3.9%
  Coca-Cola Co. ...............    234,966    14,511,500
  PepsiCo, Inc. ...............    165,697    12,215,183
                                            ------------
TOTAL BEVERAGES                               26,726,683
                                            ------------

  BIOTECHNOLOGY 1.5%
  Amgen, Inc.*.................    110,364     6,413,252
  Genentech, Inc.*.............     47,350     3,510,056
                                            ------------
TOTAL BIOTECHNOLOGY                            9,923,308
                                            ------------

  CAPITAL MARKETS 3.5%
  Goldman Sachs Group, Inc. ...     43,189    10,707,417
  Merrill Lynch & Co., Inc. ...     90,044     5,944,705
  Morgan Stanley...............    108,897     7,324,412
                                            ------------
TOTAL CAPITAL MARKETS                         23,976,534
                                            ------------

  COMMERCIAL BANKS 3.0%
  Wachovia Corp. ..............    194,635     8,900,659
  Wells Fargo & Co. ...........    341,520    11,615,095
                                            ------------
TOTAL COMMERCIAL BANKS                        20,515,754
                                            ------------

  COMMUNICATIONS EQUIPMENT 4.1%
  Cisco Systems, Inc.*.........    616,883    20,394,152
  QUALCOMM, Inc. ..............    169,545     7,244,658
                                            ------------
TOTAL COMMUNICATIONS EQUIPMENT                27,638,810
                                            ------------

  COMPUTERS & PERIPHERALS 6.9%
  Apple, Inc.*.................     87,981    16,711,991
  Hewlett-Packard Co. .........    272,261    14,070,449
  International Business
     Machines Corp. ...........    138,736    16,110,024
                                            ------------
TOTAL COMPUTERS & PERIPHERALS                 46,892,464
                                            ------------

  CONSUMER FINANCE 1.1%
  American Express Co. ........    105,343     6,420,656
  Discover Financial Services..     48,468       935,432
                                            ------------
TOTAL CONSUMER FINANCE                         7,356,088
                                            ------------

  DIVERSIFIED FINANCIAL SERVICES 8.7%
  Bank of America Corp. .......    451,417    21,794,413
  Citigroup, Inc. .............    503,159    21,082,362
  JPMorgan Chase & Co. ........    347,494    16,332,218
                                            ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES          59,208,993
                                            ------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 5.8%
  AT&T, Inc. ..................    627,170    26,209,434
  Verizon Communications,
     Inc. .....................    295,336    13,606,130
                                            ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    39,815,564
                                            ------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Tyco Electronics, Ltd. ......     50,417     1,798,374
                                            ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS       1,798,374
                                            ------------

  ENERGY EQUIPMENT & SERVICES 1.7%
  Schlumberger, Ltd. ..........    119,890    11,577,777
                                            ------------
TOTAL ENERGY EQUIPMENT & SERVICES             11,577,777
                                            ------------

  FOOD & STAPLES RETAILING 1.6%
  Wal-Mart Stores, Inc. .......    245,266    11,088,476
                                            ------------
TOTAL FOOD & STAPLES RETAILING                11,088,476
                                            ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
  Covidien, Ltd. ..............     50,417     2,097,347
                                            ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         2,097,347
                                            ------------

  HEALTH CARE PROVIDERS & SERVICES 1.0%
  UnitedHealth Group, Inc. ....    136,316     6,699,931
                                            ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES         6,699,931
                                            ------------

  HOUSEHOLD PRODUCTS 3.3%
  Procter & Gamble Co. ........    320,314    22,268,229
                                            ------------
TOTAL HOUSEHOLD PRODUCTS                      22,268,229
                                            ------------

  INDUSTRIAL CONGLOMERATES 6.6%
  General Electric Co. ........  1,046,524    43,074,928
  Tyco International, Ltd. ....     50,417     2,075,668
                                            ------------
TOTAL INDUSTRIAL CONGLOMERATES                45,150,596
                                            ------------

  INSURANCE 2.1%
  American International Group,
     Inc. .....................    228,004    14,391,612
                                            ------------
TOTAL INSURANCE                               14,391,612
                                            ------------

  INTERNET SOFTWARE & SERVICES 2.4%
  Google, Inc. -- Class A*.....     23,333    16,496,431
                                            ------------
TOTAL INTERNET SOFTWARE & SERVICES            16,496,431
                                            ------------

  MEDIA 3.7%
  Comcast Corp. -- Class A*....    300,419     6,323,820
  News Corp. -- Class A........    231,804     5,023,193
  Time Warner, Inc. ...........    383,140     6,996,136
  Walt Disney Co. .............    201,575     6,980,542
                                            ------------
TOTAL MEDIA                                   25,323,691
                                            ------------

  OIL, GAS & CONSUMABLE FUELS 12.7%
  Chevron Corp. ...............    218,617    20,005,641
  ConocoPhillips...............    166,256    14,125,110
  Exxon Mobil Corp. ...........    573,030    52,713,030
                                            ------------
TOTAL OIL, GAS & CONSUMABLE FUELS             86,843,781
                                            ------------

  PHARMACEUTICALS 10.3%
  Abbott Laboratories..........    156,682     8,557,971
  Eli Lilly & Co. .............    101,045     5,471,587
  Johnson & Johnson............    294,636    19,201,428
  Merck & Co., Inc. ...........    220,460    12,844,000
  Pfizer, Inc. ................    713,904    17,569,177
  Wyeth........................    136,826     6,653,848
                                            ------------
TOTAL PHARMACEUTICALS                         70,298,011
                                            ------------


                                46


See Notes to Financial Statements.

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)


  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
  Intel Corp. .................    591,095   $15,900,456
                                            ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   15,900,456
                                            ------------

  SOFTWARE 5.8%
  Microsoft Corp. .............    834,971    30,735,282
  Oracle Corp.*................    392,203     8,695,141
                                            ------------
TOTAL SOFTWARE                                39,430,423
                                            ------------

  SPECIALTY RETAIL 0.9%
  Home Depot, Inc. ............    200,346     6,312,902
                                            ------------
TOTAL SPECIALTY RETAIL                         6,312,902
                                            ------------

  TOBACCO 2.3%
  Altria Group, Inc. ..........    213,943    15,602,863
                                            ------------
TOTAL TOBACCO                                 15,602,863
                                            ------------

  WIRELESS TELECOMMUNICATION SERVICES 0.7%
  Sprint Nextel Corp. .........    286,099     4,892,293
                                            ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES      4,892,293
                                            ------------
TOTAL COMMON STOCKS
  (Cost $624,824,493)                        679,000,396
                                            ------------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market
     Fund......................  1,797,220     1,797,220
                                            ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,797,220)                            1,797,220
                                            ------------
TOTAL INVESTMENTS 99.9%
  (Cost $626,621,713)                        680,797,616
                                            ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES-- 0.1%                             557,163
                                            ------------
NET ASSETS-- 100.0%                         $681,354,779
--------------------------------------------------------



*    Non-Income Producing Security.



                                               47                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS 99.5%
  AEROSPACE & DEFENSE 1.8%
  Goodrich Corp. ................    2,640     $183,902
  Northrop Grumman Corp. ........    4,160      347,859
  Raytheon Co. ..................    2,780      176,836
                                            -----------
TOTAL AEROSPACE & DEFENSE                       708,597
                                            -----------

  AUTO COMPONENTS 1.7%
  Goodyear Tire & Rubber Co.*....    8,840      266,526
  Johnson Controls, Inc. ........    8,930      390,420
                                            -----------
TOTAL AUTO COMPONENTS                           656,946
                                            -----------

  AUTOMOBILES 4.6%
  Ford Motor Co.*................  127,490    1,130,836
  General Motors Corp. ..........   17,220      674,852
                                            -----------
TOTAL AUTOMOBILES                             1,805,688
                                            -----------

  BEVERAGES 2.2%
  Coca-Cola Enterprises, Inc. ...   14,410      371,922
  Molson Coors Brewing
     Co. -- Class B..............    9,110      521,365
                                            -----------
TOTAL BEVERAGES                                 893,287
                                            -----------

  BUILDING PRODUCTS 0.5%
  Masco Corp. ...................    7,840      188,787
                                            -----------
TOTAL BUILDING PRODUCTS                         188,787
                                            -----------

  CAPITAL MARKETS 0.2%
  Bear Stearns Cos., Inc. .......      740       84,064
                                            -----------
TOTAL CAPITAL MARKETS                            84,064
                                            -----------

  CHEMICALS 4.0%
  Air Products & Chemicals,
     Inc. .......................    2,140      209,399
  Ashland, Inc. .................    5,490      322,373
  Dow Chemical Co. ..............    8,250      371,580
  Eastman Chemical Co. ..........    5,140      342,272
  PPG Industries, Inc. ..........    3,070      229,452
  Rohm & Haas Co. ...............    2,200      114,136
                                            -----------
TOTAL CHEMICALS                               1,589,212
                                            -----------

  COMMERCIAL BANKS 5.8%
  BB&T Corp. ....................    4,960      183,371
  Comerica, Inc. ................    4,710      219,863
  Fifth Third Bancorp............    5,090      159,215
  Huntington Bancshares, Inc. ...   10,690      191,458
  KeyCorp........................    6,940      197,443
  National City Corp. ...........   10,130      245,652
  PNC Financial Services Group,
     Inc. .......................    2,810      202,770
  Regions Financial Corp. .......    8,300      225,096
  SunTrust Banks, Inc. ..........    2,160      156,816
  U.S. Bancorp...................    4,980      165,137
  Wachovia Corp. ................    5,220      238,710
  Wells Fargo & Co. .............    3,860      131,279
                                            -----------
TOTAL COMMERCIAL BANKS                        2,316,810
                                            -----------

  COMMERCIAL SERVICES & SUPPLIES 1.8%
  Allied Waste Industries,
     Inc.*.......................   15,920      201,229
  R.R. Donnelley & Sons Co. .....    9,400      378,726
  Waste Management, Inc. ........    3,470      126,273
                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES            706,228
                                            -----------

  CONTAINERS & PACKAGING 1.4%
  Bemis Co., Inc. ...............    4,390      123,622
  Temple-Inland, Inc. ...........    8,210      440,631
                                            -----------
TOTAL CONTAINERS & PACKAGING                    564,253
                                            -----------

  DISTRIBUTORS 0.5%
  Genuine Parts Co. .............    3,850      188,920
                                            -----------
TOTAL DISTRIBUTORS                              188,920
                                            -----------

  DIVERSIFIED FINANCIAL SERVICES 2.2%
  Bank of America Corp. .........    4,470      215,812
  CIT Group, Inc. ...............    4,380      154,351
  Citigroup, Inc. ...............    4,840      202,796
  JPMorgan Chase & Co. ..........    6,210      291,870
                                            -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES            864,829
                                            -----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 6.6%
  AT&T, Inc. ....................    7,900      330,141
  CenturyTel, Inc. ..............    3,920      172,676
  Citizens Communications Co. ...   25,180      331,369
  Embarq Corp. ..................   14,180      750,406
  Verizon Communications, Inc. ..   12,250      564,357
  Windstream Corp. ..............   33,560      451,382
                                            -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    2,600,331
                                            -----------

  ELECTRIC UTILITIES 8.5%
  American Electric Power Co.,
     Inc. .......................    6,600      318,186
  Duke Energy Corp. .............   15,990      306,528
  Entergy Corp. .................    1,710      204,978
  FirstEnergy Corp. .............    4,540      316,438
  FPL Group, Inc. ...............    3,020      206,629
  Integrys Energy Group, Inc. ...   13,100      704,911
  Pinnacle West Capital Corp. ...    9,140      369,256
  PPL Corp. .....................    4,150      214,555
  Progress Energy, Inc. .........    9,490      455,520
  Southern Co. ..................    7,970      292,180
                                            -----------
TOTAL ELECTRIC UTILITIES                      3,389,181
                                            -----------

  FOOD & STAPLES RETAILING 3.7%
  Costco Wholesale Corp. ........    3,440      231,374
  Kroger Co. ....................   12,940      380,307
  Safeway, Inc. .................    7,360      250,240
  SUPERVALU, Inc. ...............   15,930      617,287
                                            -----------
TOTAL FOOD & STAPLES RETAILING                1,479,208
                                            -----------

  FOOD PRODUCTS 2.9%
  ConAgra Foods, Inc. ...........    9,130      216,655
  Kraft Foods, Inc. -- Class A...    5,290      176,739
  Sara Lee Corp. ................   19,460      321,868
  Tyson Foods, Inc. -- Class A...   28,650      452,670
                                            -----------
TOTAL FOOD PRODUCTS                           1,167,932
                                            -----------

  GAS UTILITIES 0.8%
  Nicor, Inc. ...................    7,400      320,198
                                            -----------
TOTAL GAS UTILITIES                             320,198
                                            -----------

  HEALTH CARE PROVIDERS & SERVICES 2.8%
  AmerisourceBergen Corp. .......    9,390      442,363
  McKesson Corp. ................    6,500      429,650
  Medco Health Solutions, Inc.*..    2,620      247,275
                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        1,119,288
                                            -----------


                                48


See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)


  HOTELS, RESTAURANTS & LEISURE 0.5%
  Wyndham Worldwide Corp. .......    5,570     $182,863
                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE             182,863
                                            -----------

  HOUSEHOLD DURABLES 2.1%
  Leggett & Platt, Inc. .........   12,180      236,657
  Newell Rubbermaid, Inc. .......    4,470      130,345
  Stanley Works..................    2,280      131,214
  Whirlpool Corp. ...............    4,010      317,512
                                            -----------
TOTAL HOUSEHOLD DURABLES                        815,728
                                            -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.9%
  Dynegy, Inc. -- Class A*.......   36,880      339,665
                                            -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS                                       339,665
                                            -----------

  INSURANCE 7.9%
  ACE, Ltd. .....................    5,410      327,900
  Allstate Corp. ................    4,800      251,520
  Chubb Corp. ...................    3,390      180,857
  Cincinnati Financial Corp. ....    7,610      302,726
  Genworth Financial,
     Inc. -- Class A.............    6,610      180,453
  Hartford Financial Services
     Group, Inc. ................    2,810      272,654
  Lincoln National Corp. ........    3,670      228,898
  SAFECO Corp. ..................    3,220      186,438
  Travelers Cos., Inc. ..........    6,190      323,180
  Unum Group.....................   18,400      429,456
  XL Capital, Ltd. -- Class A....    6,230      448,248
                                            -----------
TOTAL INSURANCE                               3,132,330
                                            -----------

  IT SERVICES 1.2%
  Computer Sciences Corp.*.......    4,510      263,339
  Electronic Data Systems
     Corp. ......................    4,210       90,894
  Unisys Corp.*..................   18,450      112,176
                                            -----------
TOTAL IT SERVICES                               466,409
                                            -----------

  LEISURE EQUIPMENT & PRODUCTS 1.5%
  Brunswick Corp. ...............   11,480      256,119
  Eastman Kodak Co. .............   11,170      320,132
                                            -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS              576,251
                                            -----------

  MACHINERY 1.8%
  Cummins, Inc. .................    4,160      499,034
  PACCAR, Inc. ..................    3,890      216,128
                                            -----------
TOTAL MACHINERY                                 715,162
                                            -----------

  MEDIA 2.9%
  CBS Corp. -- Class B...........   12,130      348,131
  Dow Jones & Co., Inc. .........    3,850      230,268
  Gannett Co., Inc. .............    2,390      101,360
  New York Times Co. -- Class A..    7,650      149,634
  Time Warner, Inc. .............    7,000      127,820
  Tribune Co. ...................    6,430      194,572
                                            -----------
TOTAL MEDIA                                   1,151,785
                                            -----------

  METALS & MINING 2.2%
  Alcoa, Inc. ...................    7,950      314,741
  Freeport-McMoRan Copper & Gold,
     Inc. .......................    2,790      328,327
  United States Steel Corp. .....    2,200      237,380
                                            -----------
TOTAL METALS & MINING                           880,448
                                            -----------

  MULTI-UTILITIES 10.9%
  Ameren Corp. ..................    6,460      349,228
  CenterPoint Energy, Inc. ......   23,570      395,033
  CMS Energy Corp. ..............   18,620      315,981
  Consolidated Edison, Inc. .....    8,520      401,207
  Dominion Resources, Inc. ......    3,160      289,551
  DTE Energy Co. ................   10,680      529,728
  NiSource, Inc. ................   20,760      424,542
  PG&E Corp. ....................    4,950      242,203
  Public Service Enterprise
     Group, Inc. ................    3,840      367,104
  Sempra Energy..................    3,850      236,814
  TECO Energy, Inc. .............   18,630      313,543
  Xcel Energy, Inc. .............   19,400      437,470
                                            -----------
TOTAL MULTI-UTILITIES                         4,302,404
                                            -----------

  MULTILINE RETAIL 0.2%
  Federated Department Stores,
     Inc. .......................    3,040       97,371
                                            -----------
TOTAL MULTILINE RETAIL                           97,371
                                            -----------

  OIL, GAS & CONSUMABLE FUELS 3.1%
  ConocoPhillips.................    5,960      506,362
  Hess Corp. ....................    5,070      363,063
  Marathon Oil Corp. ............    6,150      363,649
                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             1,233,074
                                            -----------

  PAPER & FOREST PRODUCTS 2.6%
  International Paper Co. .......    7,290      269,438
  MeadWestvaco Corp. ............   11,830      397,961
  Weyerhaeuser Co. ..............    4,770      362,091
                                            -----------
TOTAL PAPER & FOREST PRODUCTS                 1,029,490
                                            -----------

  PHARMACEUTICALS 0.4%
  Bristol-Myers Squibb Co. ......    5,690      170,643
                                            -----------
TOTAL PHARMACEUTICALS                           170,643
                                            -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.4%
  Apartment Investment &
     Management Co. -- Class A...    3,850      179,911
  Boston Properties, Inc. .......    1,460      158,176
  Plum Creek Timber Co., Inc. ...    5,000      223,350
                                            -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                       561,437
                                            -----------

  ROAD & RAIL 1.3%
  Ryder System, Inc. ............    6,850      327,772
  Union Pacific Corp. ...........    1,540      197,182
                                            -----------
TOTAL ROAD & RAIL                               524,954
                                            -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
  Micron Technology, Inc.*.......    8,910       93,644
                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                      93,644
                                            -----------

  SPECIALTY RETAIL 1.6%
  AutoNation, Inc.*..............   21,350      377,682
  Circuit City Stores, Inc. .....    9,010       71,449
  OfficeMax, Inc. ...............    5,500      174,075
                                            -----------
TOTAL SPECIALTY RETAIL                          623,206
                                            -----------

  TEXTILES, APPAREL & LUXURY GOODS 0.3%
  Jones Apparel Group, Inc. .....    6,290      131,713
                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS          131,713
                                            -----------

                                               49                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)


  THRIFTS & MORTGAGE FINANCE 2.5%
  Federal National Mortgage
     Association.................   12,750     $727,260
  Washington Mutual, Inc. .......    9,370      261,236
                                            -----------
TOTAL THRIFTS & MORTGAGE FINANCE                988,496
                                            -----------

  TOBACCO 0.4%
  Reynolds American, Inc. .......    2,360      152,055
                                            -----------
TOTAL TOBACCO                                   152,055
                                            -----------

  WIRELESS TELECOMMUNICATION SERVICES 1.6%
  ALLTEL Corp. ..................    4,880      347,212
  Sprint Nextel Corp. ...........   16,490      281,979
                                            -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES       629,191
                                            -----------
TOTAL COMMON STOCKS
  (Cost $39,674,559)                         39,442,078
                                            -----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund...  127,958      127,958
                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $127,958)                               127,958
                                            -----------
TOTAL INVESTMENTS 99.8%
  (Cost $39,802,517)                         39,570,036
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.2%                              64,829
                                            -----------
NET ASSETS--100.0%                          $39,634,865
-------------------------------------------------------



*    Non-Income Producing Security.



                                50


See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 2.8%
  General Dynamics Corp. ........   4,829     $439,246
  L-3 Communications Holdings,
     Inc. .......................   5,118      561,138
  Rockwell Collins, Inc. ........   6,198      463,672
  United Technologies Corp. .....   4,109      314,708
                                           -----------
TOTAL AEROSPACE & DEFENSE                    1,778,764
                                           -----------

  AIR FREIGHT & LOGISTICS 1.3%
  C.H. Robinson Worldwide,
     Inc. .......................   6,998      349,340
  Expeditors International of
     Washington, Inc. ...........   9,428      477,528
                                           -----------
TOTAL AIR FREIGHT & LOGISTICS                  826,868
                                           -----------

  AUTOMOBILES 0.6%
  Harley-Davidson, Inc. .........   7,578      390,267
                                           -----------
TOTAL AUTOMOBILES                              390,267
                                           -----------

  BEVERAGES 2.6%
  Anheuser-Busch Cos., Inc. .....   8,068      413,727
  Brown-Forman Corp. -- Class B..   3,769      278,831
  Pepsi Bottling Group, Inc. ....  14,956      644,305
  PepsiCo, Inc. .................   4,459      328,717
                                           -----------
TOTAL BEVERAGES                              1,665,580
                                           -----------

  BIOTECHNOLOGY 2.8%
  Amgen, Inc.*...................   5,778      335,760
  Celgene Corp.*.................   4,709      310,794
  Genzyme Corp.*.................   3,709      281,773
  Gilead Sciences, Inc.*.........  18,755      866,293
                                           -----------
TOTAL BIOTECHNOLOGY                          1,794,620
                                           -----------

  BUILDING PRODUCTS 0.6%
  American Standard Cos., Inc. ..  10,627      396,068
                                           -----------
TOTAL BUILDING PRODUCTS                        396,068
                                           -----------

  CAPITAL MARKETS 0.8%
  Federated Investors,
     Inc. -- Class B.............  12,297      528,771
                                           -----------
TOTAL CAPITAL MARKETS                          528,771
                                           -----------

  CHEMICALS 2.1%
  Ecolab, Inc. ..................   7,918      373,492
  International Flavors &
     Fragrances, Inc. ...........   5,018      261,990
  Praxair, Inc. .................   3,419      292,256
  Sigma-Aldrich Corp. ...........   8,228      425,141
                                           -----------
TOTAL CHEMICALS                              1,352,879
                                           -----------

  COMMERCIAL BANKS 0.6%
  Commerce Bancorp, Inc. ........   9,947      405,340
                                           -----------
TOTAL COMMERCIAL BANKS                         405,340
                                           -----------

  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Cintas Corp. ..................   5,588      204,521
  Pitney Bowes, Inc. ............   5,878      235,355
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           439,876
                                           -----------

  COMMUNICATIONS EQUIPMENT 1.1%
  Cisco Systems, Inc.*...........  10,877      359,593
  QUALCOMM, Inc. ................   7,208      307,998
                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT                 667,591
                                           -----------

  COMPUTERS & PERIPHERALS 3.0%
  Dell, Inc.*....................  17,066      522,220
  International Business Machines
     Corp. ......................   3,029      351,727
  Lexmark International,
     Inc. -- Class A*............   5,349      224,605
  Network Appliance, Inc.*.......   6,848      215,644
  QLogic Corp.*..................  17,425      270,610
  SanDisk Corp.*.................   6,838      303,607
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                1,888,413
                                           -----------

  CONSTRUCTION & ENGINEERING 0.5%
  Jacobs Engineering Group,
     Inc.*.......................   3,470      302,411
                                           -----------
TOTAL CONSTRUCTION & ENGINEERING               302,411
                                           -----------

  CONSUMER FINANCE 1.6%
  American Express Co. ..........   4,009      244,348
  Capital One Financial Corp. ...   5,518      361,926
  SLM Corp. .....................   8,379      395,154
                                           -----------
TOTAL CONSUMER FINANCE                       1,001,428
                                           -----------

  CONTAINERS & PACKAGING 1.0%
  Ball Corp. ....................   8,268      409,927
  Pactiv Corp.*..................   7,448      204,597
                                           -----------
TOTAL CONTAINERS & PACKAGING                   614,524
                                           -----------

  DIVERSIFIED CONSUMER SERVICES 2.7%
  Apollo Group, Inc. -- Class
     A*..........................  15,666    1,241,687
  H&R Block, Inc. ...............  21,614      471,185
                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES          1,712,872
                                           -----------

  DIVERSIFIED FINANCIAL SERVICES 2.2%
  CME Group, Inc. ...............     930      619,612
  Leucadia National Corp. .......   8,527      431,978
  Moody's Corp. .................   7,758      339,180
                                           -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES         1,390,770
                                           -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Jabil Circuit, Inc. ...........   7,888      171,406
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS       171,406
                                           -----------

  ENERGY EQUIPMENT & SERVICES 2.8%
  BJ Services Co. ...............  11,137      280,541
  Nabors Industries, Ltd.*.......  10,417      292,509
  National-Oilwell Varco, Inc.*..   6,888      504,477
  Noble Corp. ...................   3,909      206,982
  Smith International, Inc. .....   7,118      470,144
                                           -----------
TOTAL ENERGY EQUIPMENT & SERVICES            1,754,653
                                           -----------

  FOOD & STAPLES RETAILING 1.6%
  Sysco Corp. ...................  10,877      372,972
  Wal-Mart Stores, Inc. .........   7,288      329,491
  Walgreen Co. ..................   7,748      307,208
                                           -----------
TOTAL FOOD & STAPLES RETAILING               1,009,671
                                           -----------

  FOOD PRODUCTS 2.3%
  Campbell Soup Co. .............   7,518      278,016
  Hershey Co. ...................   5,428      234,001
  Kellogg Co. ...................   6,438      339,862
  McCormick & Co., Inc. .........   6,528      228,676
  Wm. Wrigley Jr. Co. ...........   5,778      356,329
                                           -----------
TOTAL FOOD PRODUCTS                          1,436,884
                                           -----------

                                               51                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)


  GAS UTILITIES 0.5%
  Questar Corp. .................   5,658     $322,959
                                           -----------
TOTAL GAS UTILITIES                            322,959
                                           -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 7.0%
  Baxter International, Inc. ....   4,459      267,585
  Becton, Dickinson & Co. .......   3,559      297,034
  Boston Scientific Corp.*.......  20,224      280,507
  C.R. Bard, Inc. ...............   3,409      285,026
  Hospira, Inc.*.................  21,294      880,081
  Medtronic, Inc. ...............   7,028      333,408
  St Jude Medical, Inc.*.........  10,767      438,540
  Stryker Corp. .................   8,398      596,258
  Varian Medical Systems, Inc.*..   9,767      476,337
  Zimmer Holdings, Inc.*.........   8,088      562,035
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       4,416,811
                                           -----------

  HEALTH CARE PROVIDERS & SERVICES 6.8%
  Cardinal Health, Inc. .........   6,138      417,568
  Coventry Health Care, Inc.*....  12,797      771,787
  Express Scripts, Inc.*.........  18,255    1,151,891
  Humana, Inc.*..................   4,319      323,709
  Laboratory Corp. of America
     Holdings*...................   2,879      197,931
  Patterson Cos., Inc.*..........  12,437      486,411
  Quest Diagnostics, Inc. .......   8,807      468,356
  UnitedHealth Group, Inc. ......  10,557      518,877
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES       4,336,530
                                           -----------

  HEALTH CARE TECHNOLOGY 0.5%
  IMS Health, Inc. ..............  13,167      331,940
                                           -----------
TOTAL HEALTH CARE TECHNOLOGY                   331,940
                                           -----------

  HOTELS, RESTAURANTS & LEISURE 2.7%
  Darden Restaurants, Inc. ......   9,287      399,341
  International Game Technology..  11,847      516,648
  Starbucks Corp.*...............  13,556      361,674
  Yum! Brands, Inc. .............  10,777      433,990
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE          1,711,653
                                           -----------

  HOUSEHOLD DURABLES 1.1%
  Black & Decker Corp. ..........   3,909      351,458
  Harman International
     Industries, Inc. ...........   3,949      332,506
                                           -----------
TOTAL HOUSEHOLD DURABLES                       683,964
                                           -----------

  HOUSEHOLD PRODUCTS 1.7%
  Clorox Co. ....................   5,428      339,630
  Colgate-Palmolive Co. .........   5,228      398,739
  Procter & Gamble Co. ..........   4,919      341,969
                                           -----------
TOTAL HOUSEHOLD PRODUCTS                     1,080,338
                                           -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
  AES Corp.*.....................  10,537      225,597
                                           -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                               225,597
                                           -----------

  INSURANCE 1.4%
  Ambac Financial Group, Inc. ...   4,748      174,869
  American International Group,
     Inc. .......................   4,169      263,147
  Progressive Corp. .............  24,813      459,041
                                           -----------
TOTAL INSURANCE                                897,057
                                           -----------

  INTERNET & CATALOG RETAIL 2.6%
  Amazon.com, Inc.*..............  18,215    1,623,867
                                           -----------
TOTAL INTERNET & CATALOG RETAIL              1,623,867
                                           -----------

  INTERNET SOFTWARE & SERVICES 4.5%
  Akamai Technologies, Inc.*.....  15,486      606,896
  eBay, Inc.*....................  18,605      671,640
  Google, Inc. -- Class A*.......   1,519    1,073,933
  Yahoo!, Inc.*..................  15,746      489,701
                                           -----------
TOTAL INTERNET SOFTWARE & SERVICES           2,842,170
                                           -----------

  IT SERVICES 3.6%
  Affiliated Computer Services,
     Inc. -- Class A*............   7,358      372,756
  Automatic Data Processing,
     Inc. .......................   4,839      239,821
  Cognizant Technology Solutions
     Corp. -- Class A*...........  16,236      673,144
  Fidelity National Information
     Services, Inc. .............   3,709      171,059
  Fiserv, Inc.*..................   8,577      475,166
  Paychex, Inc. .................   7,588      317,027
                                           -----------
TOTAL IT SERVICES                            2,248,973
                                           -----------

  LIFE SCIENCES TOOLS & SERVICES 1.6%
  Applera Corp. -- Applied
     Biosystems Group............   4,539      168,579
  Millipore Corp.*...............   2,679      208,024
  Waters Corp.*..................   8,158      628,003
                                           -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES         1,004,606
                                           -----------

  MACHINERY 1.2%
  Danaher Corp. .................   4,679      400,850
  ITT Corp. .....................   5,199      347,917
                                           -----------
TOTAL MACHINERY                                748,767
                                           -----------

  MEDIA 0.8%
  McGraw-Hill Cos., Inc. ........   3,759      188,101
  Omnicom Group, Inc. ...........   6,388      325,660
                                           -----------
TOTAL MEDIA                                    513,761
                                           -----------

  METALS & MINING 1.0%
  Newmont Mining Corp. (Holding
     Co.)........................   5,808      295,395
  Nucor Corp. ...................   5,938      368,275
                                           -----------
TOTAL METALS & MINING                          663,670
                                           -----------

  MULTILINE RETAIL 0.5%
  Kohl's Corp.*..................   6,018      330,809
                                           -----------
TOTAL MULTILINE RETAIL                         330,809
                                           -----------

  OIL, GAS & CONSUMABLE FUELS 8.2%
  Anadarko Petroleum Corp. ......   8,527      503,264
  Apache Corp. ..................   8,248      856,225
  Chesapeake Energy Corp. .......  13,636      538,349
  Devon Energy Corp. ............   7,538      704,049
  EOG Resources, Inc. ...........   7,058      625,339
  Exxon Mobil Corp. .............   3,849      354,069
  Murphy Oil Corp. ..............   8,428      620,554
  XTO Energy, Inc. ..............  14,606      969,546
                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS            5,171,395
                                           -----------

  PERSONAL PRODUCTS 1.2%
  Avon Products, Inc. ...........  11,457      469,508
  Estee Lauder Cos., Inc -- Class
     A...........................   6,848      300,627
                                           -----------
TOTAL PERSONAL PRODUCTS                        770,135
                                           -----------


                                52


See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)


  PHARMACEUTICALS 3.2%
  Allergan, Inc. ................   3,299     $222,946
  Barr Pharmaceuticals, Inc.*....   7,968      456,726
  Forest Laboratories, Inc.*.....  13,127      512,872
  Johnson & Johnson..............   4,888      318,551
  Mylan Laboratories, Inc. ......  16,955      255,003
  Wyeth..........................   5,148      250,347
                                           -----------
TOTAL PHARMACEUTICALS                        2,016,445
                                           -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.7%
  KLA-Tencor Corp. ..............   2,839      149,473
  National Semiconductor Corp. ..  12,227      307,387
  NVIDIA Corp.*..................  18,055      638,786
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                  1,095,646
                                           -----------

  SOFTWARE 5.0%
  Adobe Systems, Inc.*...........   8,517      407,964
  Autodesk, Inc.*................   7,058      345,136
  Citrix Systems, Inc.*..........  11,147      479,210
  Electronic Arts, Inc.*.........   9,087      555,397
  Intuit, Inc.*..................  19,625      631,336
  Oracle Corp.*..................  18,685      414,247
  Symantec Corp.*................  17,965      337,383
                                           -----------
TOTAL SOFTWARE                               3,170,673
                                           -----------

  SPECIALTY RETAIL 6.5%
  Abercrombie & Fitch
     Co. -- Class A..............   6,538      517,810
  AutoZone, Inc.*................   4,449      553,500
  Bed Bath & Beyond, Inc.*.......  13,846      469,933
  Best Buy Co., Inc. ............   8,867      430,227
  Home Depot, Inc. ..............   9,617      303,032
  Lowe's Cos., Inc. .............  14,326      385,226
  RadioShack Corp. ..............  20,014      412,689
  Staples, Inc. .................   9,837      229,595
  Tiffany & Co. .................   6,418      347,727
  TJX Cos., Inc. ................  16,585      479,804
                                           -----------
TOTAL SPECIALTY RETAIL                       4,129,543
                                           -----------

  TEXTILES, APPAREL & LUXURY GOODS 2.2%
  Coach, Inc.*...................  16,266      594,685
  Liz Claiborne, Inc. ...........   6,888      196,102
  NIKE, Inc. -- Class B..........   6,358      421,281
  Polo Ralph Lauren Corp. .......   2,829      194,635
                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS       1,406,703
                                           -----------
TOTAL COMMON STOCKS
  (Cost $57,943,659)                        63,273,668
                                           -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund...  74,852       74,852
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $74,852)                                74,852
                                           -----------
TOTAL INVESTMENTS 100.0%
  (Cost $58,018,511)                        63,348,520
                                           -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(A)                               (8,483)
                                           -----------
NET ASSETS--100.0%                         $63,340,037
------------------------------------------------------



*    Non-Income Producing Security.

   (a) Amount represents less than 0.05% of net assets.



                                               53                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS 99.8%
  AIRLINES 0.2%
  Alaska Air Group, Inc.*........   1,870      $47,498
                                           -----------
TOTAL AIRLINES                                  47,498
                                           -----------

  AUTO COMPONENTS 5.8%
  ArvinMeritor, Inc. ............  11,828      175,409
  BorgWarner, Inc. ..............   1,930      204,021
  Lear Corp.*....................  15,408      547,446
  Modine Manufacturing Co. ......  13,828      321,639
                                           -----------
TOTAL AUTO COMPONENTS                        1,248,515
                                           -----------

  BEVERAGES 1.1%
  PepsiAmericas, Inc. ...........   6,789      242,503
                                           -----------
TOTAL BEVERAGES                                242,503
                                           -----------

  CHEMICALS 12.8%
  Cabot Corp. ...................   1,570       54,966
  CF Industries Holdings, Inc. ..   1,880      165,252
  Chemtura Corp. ................  22,577      210,417
  Cytec Industries, Inc. ........   2,090      139,424
  Ferro Corp. ...................  13,428      278,228
  Lubrizol Corp. ................   2,810      190,743
  Lyondell Chemical Co. .........  16,158      766,697
  Olin Corp. ....................  19,487      443,914
  RPM International, Inc. .......   8,369      179,348
  Sensient Technologies Corp. ...   5,819      173,930
  Terra Industries, Inc.*........   3,749      138,300
                                           -----------
TOTAL CHEMICALS                              2,741,219
                                           -----------

  COMMERCIAL BANKS 1.8%
  Associated Banc-Corp. .........   3,619      104,444
  Colonial BancGroup, Inc. ......   3,250       62,335
  FirstMerit Corp. ..............   6,599      139,899
  Webster Financial Corp. .......   1,950       70,668
                                           -----------
TOTAL COMMERCIAL BANKS                         377,346
                                           -----------

  COMMERCIAL SERVICES & SUPPLIES 3.1%
  Deluxe Corp. ..................   8,489      342,446
  Kelly Services, Inc. ..........  10,119      212,802
  Manpower, Inc. ................   1,340      100,152
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           655,400
                                           -----------

  COMMUNICATIONS EQUIPMENT 0.8%
  Andrew Corp.*..................  11,248      164,896
                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT                 164,896
                                           -----------

  CONSUMER FINANCE 0.3%
  AmeriCredit Corp.*.............   4,069       57,414
                                           -----------
TOTAL CONSUMER FINANCE                          57,414
                                           -----------

  CONTAINERS & PACKAGING 1.6%
  Packaging Corp. of America.....   8,099      257,872
  Sonoco Products Co. ...........   2,420       74,827
                                           -----------
TOTAL CONTAINERS & PACKAGING                   332,699
                                           -----------

  ELECTRIC UTILITIES 7.7%
  DPL, Inc. .....................   3,579      103,934
  Great Plains Energy, Inc. .....   8,359      249,433
  Hawaiian Electric Industries,
     Inc. .......................   9,079      210,633
  Idacorp, Inc. .................   4,149      144,759
  Northeast Utilities............   9,849      303,645
  Pepco Holdings, Inc. ..........  11,578      329,857
  Sierra Pacific Resources.......   5,389       90,912
  Westar Energy, Inc. ...........   8,139      216,660
                                           -----------
TOTAL ELECTRIC UTILITIES                     1,649,833
                                           -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 6.7%
  Arrow Electronics, Inc.*.......   5,499      219,850
  Avnet, Inc.*...................  10,988      458,419
  Ingram Micro, Inc. -- Class
     A*..........................  12,668      269,068
  KEMET Corp.*...................  12,238       86,523
  Tech Data Corp.*...............   4,899      192,678
  Vishay Intertechnology, Inc.*..  15,928      200,533
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS     1,427,071
                                           -----------

  FOOD & STAPLES RETAILING 2.3%
  BJ's Wholesale Club, Inc.*.....   5,659      203,045
  Ruddick Corp. .................   8,309      282,506
                                           -----------
TOTAL FOOD & STAPLES RETAILING                 485,551
                                           -----------

  FOOD PRODUCTS 2.6%
  J.M. Smucker Co. ..............   2,730      145,864
  Lancaster Colony Corp. ........   3,689      148,187
  Smithfield Foods, Inc.*........   9,299      266,602
                                           -----------
TOTAL FOOD PRODUCTS                            560,653
                                           -----------

  GAS UTILITIES 4.6%
  AGL Resources, Inc. ...........   5,559      219,748
  National Fuel Gas Co. .........   4,029      195,366
  Oneok, Inc. ...................   5,729      286,106
  WGL Holdings, Inc. ............   8,499      288,286
                                           -----------
TOTAL GAS UTILITIES                            989,506
                                           -----------

  HOTELS, RESTAURANTS & LEISURE 0.5%
  Bob Evans Farms, Inc. .........   4,029      113,537
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE            113,537
                                           -----------

  HOUSEHOLD DURABLES 2.4%
  American Greetings
     Corp. -- Class A............   7,749      204,109
  Tupperware Brands Corp. .......   8,869      320,171
                                           -----------
TOTAL HOUSEHOLD DURABLES                       524,280
                                           -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.8%
  Black Hills Corp. .............   8,599      381,968
                                           -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                               381,968
                                           -----------

  INDUSTRIAL CONGLOMERATES 0.8%
  Sequa Corp.*...................     930      161,653
                                           -----------
TOTAL INDUSTRIAL CONGLOMERATES                 161,653
                                           -----------

  INSURANCE 6.0%
  American Financial Group,
     Inc. .......................   4,649      139,005
  Fidelity National Financial,
     Inc. -- Class A.............   6,859      105,560
  First American Corp. ..........   7,239      217,894
  Horace Mann Educators Corp. ...   7,649      158,258
  Mercury General Corp. .........   3,320      170,349
  Old Republic International
     Corp. ......................  11,248      172,432
  Protective Life Corp. .........   2,870      123,037
  Unitrin, Inc. .................   4,519      209,275
                                           -----------
TOTAL INSURANCE                              1,295,810
                                           -----------


                                54


See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)


  LEISURE EQUIPMENT & PRODUCTS 0.5%
  Callaway Golf Co. .............   6,659     $115,334
                                           -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS             115,334
                                           -----------

  MACHINERY 2.3%
  Kennametal, Inc. ..............   1,250      114,012
  Pentair, Inc. .................   2,380       84,228
  Timken Co. ....................   9,099      302,633
                                           -----------
TOTAL MACHINERY                                500,873
                                           -----------

  MARINE 0.7%
  Alexander & Baldwin, Inc. .....   2,730      142,997
                                           -----------
TOTAL MARINE                                   142,997
                                           -----------

  MEDIA 2.9%
  Belo Corp. -- Class A..........  10,578      195,693
  Lee Enterprises, Inc. .........   5,579       89,543
  Media General, Inc. -- Class
     A...........................   5,169      144,629
  Scholastic Corp.*..............   5,069      200,631
                                           -----------
TOTAL MEDIA                                    630,496
                                           -----------

  METALS & MINING 1.6%
  Worthington Industries, Inc. ..  13,848      346,200
                                           -----------
TOTAL METALS & MINING                          346,200
                                           -----------

  MULTI-UTILITIES 9.7%
  Alliant Energy Corp. ..........   4,269      170,760
  Energy East Corp. .............  15,338      427,623
  NSTAR..........................   3,529      124,080
  OGE Energy Corp. ..............   5,479      209,846
  PNM Resources, Inc. ...........   5,929      148,284
  Puget Energy, Inc. ............  12,958      366,064
  SCANA Corp. ...................   6,709      272,318
  Vectren Corp. .................   8,579      240,555
  Wisconsin Energy Corp. ........   2,370      113,476
                                           -----------
TOTAL MULTI-UTILITIES                        2,073,006
                                           -----------

  MULTILINE RETAIL 0.7%
  Saks, Inc. ....................   6,709      141,962
                                           -----------
TOTAL MULTILINE RETAIL                         141,962
                                           -----------

  OIL, GAS & CONSUMABLE FUELS 1.8%
  Forest Oil Corp.*..............   3,419      166,129
  Overseas Shipholding Group,
     Inc. .......................   3,060      227,664
                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS              393,793
                                           -----------

  PAPER & FOREST PRODUCTS 0.9%
  Louisiana-Pacific Corp. .......  11,048      181,850
                                           -----------
TOTAL PAPER & FOREST PRODUCTS                  181,850
                                           -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 6.2%
  Cousins Properties, Inc. ......   3,679      105,919
  Duke Realty Corp. .............   2,340       75,231
  Equity One, Inc. ..............   6,139      160,719
  Highwoods Properties, Inc. ....   2,920      105,003
  Hospitality Properties Trust...   3,419      135,392
  Liberty Property Trust.........   2,700      101,574
  Mack-Cali Realty Corp. ........   2,600      102,934
  Nationwide Health Properties,
     Inc. .......................   4,079      127,346
  Potlatch Corp. ................   4,629      220,618
  Rayonier, Inc. ................   2,850      137,627
  Weingarten Realty Investors....   1,710       65,425
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    1,337,788
                                           -----------

  ROAD & RAIL 3.4%
  Avis Budget Group, Inc.*.......  23,907      498,939
  Con-way, Inc. .................   2,300       98,003
  Werner Enterprises, Inc. ......   7,219      137,305
                                           -----------
TOTAL ROAD & RAIL                              734,247
                                           -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  Fairchild Semiconductor
     International, Inc.*........   3,899       71,157
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                     71,157
                                           -----------

  SPECIALTY RETAIL 1.2%
  Borders Group, Inc. ...........  10,528      162,342
  Foot Locker, Inc. .............   6,389       95,132
                                           -----------
TOTAL SPECIALTY RETAIL                         257,474
                                           -----------

  THRIFTS & MORTGAGE FINANCE 1.7%
  Astoria Financial Corp. .......   2,630       68,354
  First Niagara Financial Group,
     Inc. .......................  11,688      154,281
  Washington Federal, Inc. ......   6,249      150,976
                                           -----------
TOTAL THRIFTS & MORTGAGE FINANCE               373,611
                                           -----------

  TOBACCO 1.7%
  Universal Corp. ...............   7,569      368,913
                                           -----------
TOTAL TOBACCO                                  368,913
                                           -----------

  TRADING COMPANIES & DISTRIBUTORS 0.8%
  United Rentals, Inc.*..........   5,139      175,702
                                           -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         175,702
                                           -----------

  WIRELESS TELECOMMUNICATION SERVICES 0.5%
  Telephone & Data Systems,
     Inc. .......................   1,490      104,002
                                           -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES      104,002
                                           -----------
TOTAL COMMON STOCKS
  (Cost $21,868,700)                        21,406,757
                                           -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund...  45,660       45,660
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $45,660)                                45,660
                                           -----------
TOTAL INVESTMENTS 100.0%
  (Cost $21,914,360)                        21,452,417
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                           5,211
                                           -----------
NET ASSETS--100.0%                         $21,457,628
------------------------------------------------------



*    Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.



                                               55                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS 99.3%
  AEROSPACE & DEFENSE 1.3%
  Alliant Techsystems, Inc.*.....    2,570     $283,702
                                            -----------
TOTAL AEROSPACE & DEFENSE                       283,702
                                            -----------

  AIRLINES 0.5%
  Airtran Holdings, Inc.*........    9,268       96,480
                                            -----------
TOTAL AIRLINES                                   96,480
                                            -----------

  AUTOMOBILES 1.1%
  Thor Industries, Inc. .........    4,669      224,112
                                            -----------
TOTAL AUTOMOBILES                               224,112
                                            -----------

  BEVERAGES 1.8%
  Hansen Natural Corp.*..........    5,449      370,532
                                            -----------
TOTAL BEVERAGES                                 370,532
                                            -----------

  BIOTECHNOLOGY 1.0%
  Cephalon, Inc.*................    2,740      202,048
                                            -----------
TOTAL BIOTECHNOLOGY                             202,048
                                            -----------

  CAPITAL MARKETS 3.6%
  Eaton Vance Corp. .............    5,189      259,606
  Nuveen Investments,
     Inc. -- Class A.............    2,820      182,736
  SEI Investments Co. ...........    5,049      159,649
  Waddell & Reed Financial,
     Inc. -- Class A.............    4,409      146,467
                                            -----------
TOTAL CAPITAL MARKETS                           748,458
                                            -----------

  COMMERCIAL SERVICES & SUPPLIES 5.2%
  ChoicePoint, Inc.*.............    2,680      105,378
  Copart, Inc.*..................    4,469      171,520
  Corporate Executive Board
     Co. ........................    2,080      148,200
  Dun & Bradstreet Corp. ........      910       88,133
  Mine Safety Appliances Co. ....    3,330      152,481
  Rollins, Inc. .................    6,719      204,056
  Stericycle, Inc.*..............    3,709      216,346
                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          1,086,114
                                            -----------

  COMMUNICATIONS EQUIPMENT 0.9%
  Plantronics, Inc. .............    6,649      181,850
                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                  181,850
                                            -----------

  COMPUTERS & PERIPHERALS 1.5%
  Western Digital Corp.*.........   12,178      315,654
                                            -----------
TOTAL COMPUTERS & PERIPHERALS                   315,654
                                            -----------

  DIVERSIFIED CONSUMER SERVICES 8.3%
  Career Education Corp.*........    9,758      348,751
  Corinthian Colleges, Inc.*.....   20,267      332,176
  DeVry, Inc. ...................    2,980      162,976
  ITT Educational Services,
     Inc.*.......................    2,880      366,307
  Matthews International
     Corp. -- Class A............    3,899      177,678
  Strayer Education, Inc. .......    1,890      352,409
                                            -----------
TOTAL DIVERSIFIED CONSUMER SERVICES           1,740,297
                                            -----------

  ELECTRICAL EQUIPMENT 1.1%
  AMETEK, Inc. ..................    2,580      121,260
  Roper Industries, Inc. ........    1,570      111,172
                                            -----------
TOTAL ELECTRICAL EQUIPMENT                      232,432
                                            -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
  Amphenol Corp. ................    3,970      175,752
                                            -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS        175,752
                                            -----------

  ENERGY EQUIPMENT & SERVICES 2.4%
  FMC Technologies, Inc.*........    3,420      207,355
  Patterson-UTI Energy, Inc. ....    4,959       98,882
  Superior Energy Services,
     Inc.*.......................    5,279      195,745
                                            -----------
TOTAL ENERGY EQUIPMENT & SERVICES               501,982
                                            -----------

  GAS UTILITIES 0.6%
  Equitable Resources, Inc. .....    2,200      123,904
                                            -----------
TOTAL GAS UTILITIES                             123,904
                                            -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 4.5%
  Dentsply International, Inc. ..    4,139      171,686
  Edwards Lifesciences Corp.*....    1,540       77,339
  Gen-Probe, Inc.*...............    5,219      365,434
  Hologic, Inc.*.................    2,441      165,817
  ResMed, Inc.*..................    3,889      161,121
                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          941,397
                                            -----------

  HEALTH CARE PROVIDERS & SERVICES 4.6%
  Apria Healthcare Group, Inc.*..    7,629      184,393
  Community Health Systems,
     Inc.*.......................    6,569      216,317
  Health Management Associates,
     Inc. -- Class A.............   16,607      109,772
  Henry Schein, Inc.*............    2,530      151,547
  Lincare Holdings, Inc.*........    5,169      179,726
  Universal Health Services,
     Inc. -- Class B.............    2,620      127,725
                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES          969,480
                                            -----------

  HEALTH CARE TECHNOLOGY 0.7%
  Cerner Corp.*..................    2,580      153,665
                                            -----------
TOTAL HEALTH CARE TECHNOLOGY                    153,665
                                            -----------

  HOTELS, RESTAURANTS & LEISURE 3.8%
  Applebees International,
     Inc. .......................    6,779      171,780
  Brinker International, Inc. ...    4,809      122,101
  Cheesecake Factory*............    5,999      134,558
  International Speedway
     Corp. -- Class A............    2,310      102,633
  Ruby Tuesday, Inc. ............    4,699       75,043
  Scientific Games Corp. -- Class
     A*..........................    5,269      190,474
                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE             796,589
                                            -----------

  HOUSEHOLD DURABLES 2.5%
  Hovnanian Enterprises,
     Inc. -- Class A*............    7,489       85,150
  NVR, Inc.*.....................      390      185,542
  Ryland Group, Inc. ............    4,109      116,819
  Toll Brothers, Inc.*...........    6,269      143,623
                                            -----------
TOTAL HOUSEHOLD DURABLES                        531,134
                                            -----------

  HOUSEHOLD PRODUCTS 2.1%
  Church & Dwight Co., Inc. .....    2,749      130,055
  Energizer Holdings, Inc.*......    3,050      318,115
                                            -----------
TOTAL HOUSEHOLD PRODUCTS                        448,170
                                            -----------

  INSURANCE 3.2%
  Brown & Brown, Inc. ...........    7,459      187,892
  Everest Re Group, Ltd. ........    1,480      157,679


                                56


See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  HCC Insurance Holdings, Inc. ..    4,319     $129,095
  W.R. Berkley Corp. ............    6,519      196,157
                                            -----------
TOTAL INSURANCE                                 670,823
                                            -----------

  IT SERVICES 4.2%
  Alliance Data Systems Corp.*...    2,360      189,744
  CSG Systems International*.....    3,869       79,431
  DST Systems, Inc.*.............    3,669      310,801
  Global Payments, Inc. .........    3,520      167,411
  SRA International,
     Inc. -- Class A*............    4,899      134,526
                                            -----------
TOTAL IT SERVICES                               881,913
                                            -----------

  LIFE SCIENCES TOOLS & SERVICES 4.8%
  Affymetrix, Inc.*..............    3,669       93,413
  Covance, Inc.*.................    1,190       98,175
  Invitrogen Corp.*..............    2,450      222,631
  Pharmaceutical Product
     Development, Inc. ..........    4,499      190,038
  Techne Corp.*..................    2,850      185,934
  Ventana Medical Systems,
     Inc.*.......................    2,418      212,784
                                            -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES          1,002,975
                                            -----------

  MACHINERY 1.9%
  Donaldson Co., Inc. ...........    3,589      153,824
  Graco, Inc. ...................    3,280      129,101
  Oshkosh Truck Corp. ...........    2,270      123,034
                                            -----------
TOTAL MACHINERY                                 405,959
                                            -----------

  MEDIA 1.9%
  Entercom Communications
     Corp. -- Class A............    4,999       92,731
  Harte-Hanks, Inc. .............    3,390       59,766
  John Wiley & Sons, Inc.- Class
     A...........................    3,659      160,923
  Valassis Communications,
     Inc.*.......................    8,379       82,533
                                            -----------
TOTAL MEDIA                                     395,953
                                            -----------

  METALS & MINING 3.3%
  Cleveland-Cliffs, Inc. ........    1,957      187,187
  Commercial Metals Co. .........    6,799      213,353
  Steel Dynamics, Inc. ..........    5,519      293,721
                                            -----------
TOTAL METALS & MINING                           694,261
                                            -----------

  MULTILINE RETAIL 1.7%
  99 Cents Only Stores*..........   14,268      153,381
  Dollar Tree Stores, Inc.*......    5,059      193,760
                                            -----------
TOTAL MULTILINE RETAIL                          347,141
                                            -----------

  OFFICE ELECTRONICS 0.5%
  Zebra Technologies
     Corp. -- Class A*...........    2,620      102,416
                                            -----------
TOTAL OFFICE ELECTRONICS                        102,416
                                            -----------

  OIL, GAS & CONSUMABLE FUELS 7.9%
  Denbury Resources, Inc.*.......    5,739      324,827
  Frontier Oil Corp. ............    7,239      331,474
  Newfield Exploration Co.*......    4,159      223,920
  Pioneer Natural Resources
     Co. ........................    4,879      248,928
  Pogo Producing Co. ............    4,679      278,681
  Quicksilver Resources, Inc.*...    2,720      155,040
  Southwestern Energy Co.*.......    1,660       85,872
                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             1,648,742
                                            -----------

  PERSONAL PRODUCTS 0.7%
  NBTY, Inc.*....................    3,929      139,872
                                            -----------
TOTAL PERSONAL PRODUCTS                         139,872
                                            -----------

  PHARMACEUTICALS 3.5%
  Endo Pharmaceuticals Holdings,
     Inc.*.......................    8,079      236,715
  Medicis Pharmaceutical
     Corp. -- Class A............    3,859      114,574
  Par Pharmaceutical Cos.,
     Inc.*.......................   12,888      237,655
  Sepracor, Inc.*................    4,899      134,918
                                            -----------
TOTAL PHARMACEUTICALS                           723,862
                                            -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
  Cree, Inc.*....................    7,359      206,052
  Silicon Laboratories, Inc.*....    6,789      296,679
                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                     502,731
                                            -----------

  SOFTWARE 3.2%
  Activision, Inc.*..............    4,049       95,759
  Fair Isaac Corp. ..............    2,730      103,522
  Jack Henry & Associates,
     Inc. .......................    4,939      144,317
  Macrovision Corp.*.............    5,119      122,856
  McAfee, Inc.*..................    4,919      203,401
                                            -----------
TOTAL SOFTWARE                                  669,855
                                            -----------

  SPECIALTY RETAIL 10.6%
  Advance Auto Parts, Inc. ......    5,039      171,931
  Aeropostale, Inc.*.............   13,258      303,608
  American Eagle Outfitters......    4,139       98,425
  Dick's Sporting Goods, Inc.*...    5,979      199,519
  GameStop Corp. -- Class A*.....    7,649      452,974
  O'Reilly Automotive, Inc.*.....    4,149      137,000
  Pacific Sunwear Of
     California*.................    9,368      156,633
  Petsmart, Inc. ................    5,569      166,792
  Ross Stores, Inc. .............    5,999      162,093
  Urban Outfitters, Inc.*........    7,969      201,377
  Williams-Sonoma, Inc. .........    5,139      161,570
                                            -----------
TOTAL SPECIALTY RETAIL                        2,211,922
                                            -----------

  TEXTILES, APPAREL & LUXURY GOODS 0.5%
  Timberland Co. -- Class A*.....    5,429      105,920
                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS          105,920
                                            -----------

  TRADING COMPANIES & DISTRIBUTORS 0.7%
  Fastenal Co. ..................    3,379      150,298
                                            -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS          150,298
                                            -----------
TOTAL COMMON STOCKS
  (Cost $19,730,233)                         20,778,395
                                            -----------

SHORT TERM INVESTMENTS 0.7%
  SSgA Prime Money Market Fund...  139,759      139,759
                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $139,759)                               139,759
                                            -----------
TOTAL INVESTMENTS 100.0%
  (Cost $19,869,992)                         20,918,154
                                            -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(A)                                (3,948)
                                            -----------
NET ASSETS--100.0%                          $20,914,206
-------------------------------------------------------



*    Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.



                                               57                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 0.5%
  Applied Signal Technology,
     Inc. .......................   7,170     $103,033
                                           -----------
TOTAL AEROSPACE & DEFENSE                      103,033
                                           -----------

  AIRLINES 2.0%
  Frontier Airlines Holdings,
     Inc.*.......................  20,069      141,486
  Mesa Air Group, Inc.*..........  33,898      157,626
  SkyWest, Inc. .................   5,110      139,452
                                           -----------
TOTAL AIRLINES                                 438,564
                                           -----------

  AUTO COMPONENTS 2.0%
  Standard Motor Products,
     Inc. .......................  20,109      168,111
  Superior Industries
     International...............  13,799      278,878
                                           -----------
TOTAL AUTO COMPONENTS                          446,989
                                           -----------

  AUTOMOBILES 2.2%
  Coachmen Industries, Inc. .....  23,579      146,190
  Fleetwood Enterprises, Inc.*...  17,289      155,601
  Monaco Coach Corp. ............  16,559      192,084
                                           -----------
TOTAL AUTOMOBILES                              493,875
                                           -----------

  BUILDING PRODUCTS 1.8%
  Apogee Enterprises, Inc. ......   4,250      100,003
  Gibraltar Industries, Inc. ....   6,520      117,490
  Lennox International, Inc. ....   2,430       86,751
  Universal Forest Products,
     Inc. .......................   2,980      106,714
                                           -----------
TOTAL BUILDING PRODUCTS                        410,958
                                           -----------

  CAPITAL MARKETS 1.2%
  LaBranche & Co., Inc.*.........  16,219       88,880
  Piper Jaffray Cos.*............   1,140       58,596
  SWS Group, Inc. ...............   5,960      113,181
                                           -----------
TOTAL CAPITAL MARKETS                          260,657
                                           -----------

  CHEMICALS 7.7%
  Arch Chemicals, Inc. ..........   4,550      207,571
  Georgia Gulf Corp. ............  13,539      163,822
  Material Sciences Corp.*.......   7,200       63,072
  Omnova Solutions, Inc.*........  24,139      136,868
  Penford Corp. .................   9,120      321,662
  PolyOne Corp.*.................  28,539      228,027
  Quaker Chemical Corp. .........  10,670      230,259
  Schulman A, Inc. ..............  10,370      244,836
  Tronox, Inc. ..................   9,180       75,551
  Zep, Inc.*.....................   4,040       64,640
                                           -----------
TOTAL CHEMICALS                              1,736,308
                                           -----------

  COMMERCIAL BANKS 3.9%
  Central Pacific Financial
     Corp. ......................   1,500       33,645
  Community Bank System, Inc. ...   4,690       98,068
  First Bancorp..................  18,369      161,464
  First Commonwealth Financial
     Corp. ......................   9,660      110,993
  First Financial Bancorp........   5,680       66,740
  Irwin Financial Corp. .........   3,730       35,957
  Provident Bankshares Corp. ....   2,540       62,662
  South Financial Group, Inc. ...   3,640       75,202
  Sterling Bancorp...............   4,960       72,862
  Susquehanna Bancshares, Inc. ..   4,230       85,319
  Whitney Holding Corp. .........   2,480       63,637
                                           -----------
TOTAL COMMERCIAL BANKS                         866,549
                                           -----------

  COMMERCIAL SERVICES & SUPPLIES 5.8%
  ABM Industries, Inc. ..........   5,800      136,416
  Angelica Corp. ................   6,690      115,603
  Bowne & Co., Inc. .............   4,450       77,341
  CDI Corp. .....................   5,190      143,037
  Spherion Corp.*................  38,658      337,098
  Standard Register Co. .........  23,869      306,239
  United Stationers, Inc.*.......   2,590      149,987
  Volt Information Sciences,
     Inc.*.......................   3,020       46,961
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES         1,312,682
                                           -----------

  COMMUNICATIONS EQUIPMENT 0.3%
  Tollgrade Communications,
     Inc.*.......................   7,880       63,355
                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT                  63,355
                                           -----------

  COMPUTERS & PERIPHERALS 0.3%
  Adaptec, Inc.*.................  21,629       76,350
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                   76,350
                                           -----------

  CONSTRUCTION & ENGINEERING 1.0%
  Shaw Group, Inc.*..............   1,700      126,820
  URS Corp.*.....................   1,650      101,986
                                           -----------
TOTAL CONSTRUCTION & ENGINEERING               228,806
                                           -----------

  CONTAINERS & PACKAGING 1.8%
  Caraustar Industries, Inc.*....  18,849       76,150
  Chesapeake Corp. ..............  24,339      180,352
  Rock-Tenn Co. .................   4,990      145,508
                                           -----------
TOTAL CONTAINERS & PACKAGING                   402,010
                                           -----------

  DISTRIBUTORS 0.9%
  Audiovox Corp. -- Class A*.....   8,450      101,400
  Building Materials Holding
     Corp. ......................  11,819       92,897
                                           -----------
TOTAL DISTRIBUTORS                             194,297
                                           -----------

  ELECTRIC UTILITIES 4.2%
  Allete, Inc. ..................   2,260       98,739
  Central Vermont Public Service
     Corp. ......................  11,989      381,011
  Cleco Corp. ...................   7,680      202,368
  UIL Holdings Corp. ............   3,660      128,759
  Unisource Energy Corp. ........   4,120      130,686
                                           -----------
TOTAL ELECTRIC UTILITIES                       941,563
                                           -----------

  ELECTRICAL EQUIPMENT 2.1%
  AO Smith Corp. ................   4,200      157,038
  C&D Technologies, Inc.*........  63,767      307,357
                                           -----------
TOTAL ELECTRICAL EQUIPMENT                     464,395
                                           -----------


                                58


See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)


  ELECTRONIC EQUIPMENT & INSTRUMENTS 5.9%
  Agilysys, Inc. ................  14,599     $252,563
  Anixter International, Inc.*...   3,070      220,579
  Bell Microproducts, Inc.*......  29,899      179,095
  Brightpoint, Inc.*.............  10,100      163,620
  CTS Corp. .....................   4,180       51,623
  Insight Enterprises, Inc.*.....   8,170      225,819
  Methode Electronics, Inc. .....  10,240      128,410
  Park Electrochemical Corp. ....   3,310      103,669
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS     1,325,378
                                           -----------

  FOOD & STAPLES RETAILING 5.4%
  Casey's General Stores, Inc. ..   3,900      111,150
  Longs Drug Stores Corp. .......   4,470      234,720
  Nash Finch Co. ................  14,199      531,753
  Performance Food Group Co.*....   8,270      223,207
  Spartan Stores, Inc. ..........   5,250      116,707
                                           -----------
TOTAL FOOD & STAPLES RETAILING               1,217,537
                                           -----------

  FOOD PRODUCTS 0.6%
  Lance, Inc. ...................   6,180      130,892
                                           -----------
TOTAL FOOD PRODUCTS                            130,892
                                           -----------

  GAS UTILITIES 4.9%
  Atmos Energy Corp. ............   7,610      213,461
  Laclede Group, Inc. ...........   5,920      205,957
  New Jersey Resources Corp. ....   2,380      117,215
  Northwest Natural Gas Co. .....   2,860      137,766
  Piedmont Natural Gas Co. ......   4,010      102,375
  South Jersey Industries,
     Inc. .......................   2,530       95,027
  Southwest Gas Corp. ...........   3,570      106,243
  UGI Corp. .....................   4,540      120,855
                                           -----------
TOTAL GAS UTILITIES                          1,098,899
                                           -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.5%
  Datascope Corp. ...............   4,440      160,417
  Invacare Corp. ................   6,350      171,831
  Theragenics Corp.*.............  47,458      224,477
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         556,725
                                           -----------

  HEALTH CARE PROVIDERS & SERVICES 3.6%
  Gentiva Health Services,
     Inc.*.......................   4,240       80,475
  MedCath Corp.*.................   3,820      105,929
  Owens & Minor, Inc. ...........   6,150      249,321
  RehabCare Group, Inc.*.........  11,989      248,652
  Res-Care, Inc.*................   4,640      113,958
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES         798,335
                                           -----------

  HOTELS, RESTAURANTS & LEISURE 1.5%
  Landry's Restaurants, Inc. ....   5,190      149,057
  Marcus Corp. ..................   3,750       72,150
  O'Charleys, Inc. ..............   6,760      108,363
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE            329,570
                                           -----------

  HOUSEHOLD DURABLES 6.2%
  Bassett Furniture Industries,
     Inc. .......................  16,249      172,402
  Champion Enterprises, Inc.*....   6,600       78,276
  Ethan Allen Interiors, Inc. ...   1,450       44,747
  La-Z-Boy, Inc. ................  29,039      229,118
  Libbey, Inc. ..................  30,359      546,158
  M/I Homes, Inc. ...............   6,660      110,556
  National Presto Industries,
     Inc. .......................   1,680       92,299
  Skyline Corp. .................   2,130       75,487
  Standard-Pacific Corp. ........   9,620       46,176
                                           -----------
TOTAL HOUSEHOLD DURABLES                     1,395,219
                                           -----------

  HOUSEHOLD PRODUCTS 0.2%
  Spectrum Brands, Inc.*.........  10,260       44,221
                                           -----------
TOTAL HOUSEHOLD PRODUCTS                        44,221
                                           -----------

  INDUSTRIAL CONGLOMERATES 0.8%
  Standex International Corp. ...   5,550      118,992
  Tredegar Corp. ................   4,130       71,945
                                           -----------
TOTAL INDUSTRIAL CONGLOMERATES                 190,937
                                           -----------

  INSURANCE 2.3%
  Presidential Life Corp. .......   5,510       97,031
  Safety Insurance Group, Inc. ..   1,210       43,512
  SCPIE Holdings, Inc.*..........   2,050       55,657
  Selective Insurance Group......   3,280       79,737
  Stewart Information Services
     Corp. ......................   8,070      234,030
                                           -----------
TOTAL INSURANCE                                509,967
                                           -----------

  INTERNET SOFTWARE & SERVICES 1.9%
  MIVA, Inc.*....................  70,167      223,131
  United Online, Inc. ...........  11,119      195,694
                                           -----------
TOTAL INTERNET SOFTWARE & SERVICES             418,825
                                           -----------

  IT SERVICES 1.4%
  Ciber, Inc.*...................  20,339      158,441
  Startek, Inc. .................  14,489      155,757
                                           -----------
TOTAL IT SERVICES                              314,198
                                           -----------

  LEISURE EQUIPMENT & PRODUCTS 1.0%
  Arctic Cat, Inc. ..............   9,520      137,278
  Jakks Pacific, Inc.*...........   3,640       96,460
                                           -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS             233,738
                                           -----------

  MACHINERY 3.3%
  Albany International
     Corp. -- Class A............   2,410       90,375
  Barnes Group, Inc. ............   3,370      123,780
  Briggs & Stratton Corp. .......   8,350      187,958
  Lydall, Inc.*..................  14,689      158,054
  Mueller Industries, Inc. ......   2,540       91,338
  Wabash National Corp. .........   9,170       93,076
                                           -----------
TOTAL MACHINERY                                744,581
                                           -----------

                                               59                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)


  MEDIA 0.2%
  Radio One, Inc. -- Class D*....  14,899      $51,997
                                           -----------
TOTAL MEDIA                                     51,997
                                           -----------

  METALS & MINING 0.8%
  AM Castle & Co. ...............   2,350       70,735
  Quanex Corp. ..................   2,550      105,034
                                           -----------
TOTAL METALS & MINING                          175,769
                                           -----------

  MULTI-UTILITIES 1.4%
  Avista Corp. ..................   6,780      149,499
  CH Energy Group, Inc. .........   3,740      174,808
                                           -----------
TOTAL MULTI-UTILITIES                          324,307
                                           -----------

  MULTILINE RETAIL 0.8%
  Fred's, Inc. -- Class A........  17,809      188,775
                                           -----------
TOTAL MULTILINE RETAIL                         188,775
                                           -----------

  PAPER & FOREST PRODUCTS 2.1%
  Buckeye Technologies, Inc.*....   6,740      120,781
  Neenah Paper, Inc. ............   2,320       78,880
  Schweitzer-Mauduit
     International, Inc. ........   7,360      206,227
  Wausau Paper Corp. ............   7,170       71,772
                                           -----------
TOTAL PAPER & FOREST PRODUCTS                  477,660
                                           -----------

  PHARMACEUTICALS 0.4%
  Alpharma, Inc. -- Class A*.....   4,430       91,347
                                           -----------
TOTAL PHARMACEUTICALS                           91,347
                                           -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 5.0%
  Colonial Properties Trust......   2,810       88,037
  Entertainment Properties
     Trust.......................   1,380       75,721
  Inland Real Estate Corp. ......   4,540       67,646
  Kite Realty Group Trust........   3,640       65,957
  Lexington Corporate Properties
     Trust.......................   6,390      126,458
  LTC Properties, Inc. ..........   4,930      124,926
  Medical Properties Trust,
     Inc. .......................   3,340       43,854
  Mid-America Apartment
     Communities, Inc. ..........     940       48,880
  National Retail Properties,
     Inc. .......................   6,480      164,268
  Parkway Properties, Inc. ......   2,840      122,120
  Senior Housing Properties
     Trust.......................   5,560      124,655
  Sovran Self Storage, Inc. .....   1,480       70,019
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    1,122,541
                                           -----------

  ROAD & RAIL 0.5%
  Arkansas Best Corp. ...........   4,110      112,819
                                           -----------
TOTAL ROAD & RAIL                              112,819
                                           -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
  Photronics, Inc.*..............   4,740       51,856
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                     51,856
                                           -----------

  SPECIALTY RETAIL 4.0%
  Group 1 Automotive, Inc. ......   3,400      105,570
  Haverty Furniture Cos., Inc. ..  16,729      142,196
  Jo-Ann Stores, Inc.*...........   7,770      149,728
  PEP Boys-Manny Moe & Jack......  15,089      221,959
  Sonic Automotive, Inc. -- Class
     A...........................   8,810      222,541
  Stein Mart, Inc. ..............   7,330       48,158
                                           -----------
TOTAL SPECIALTY RETAIL                         890,152
                                           -----------

  TEXTILES, APPAREL & LUXURY GOODS 1.0%
  Ashworth, Inc.*................  27,049      150,392
  Kellwood Co. ..................   4,640       76,885
                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS         227,277
                                           -----------

  THRIFTS & MORTGAGE FINANCE 2.5%
  Bank Mutual Corp. .............   4,890       54,328
  Brookline Bancorp, Inc. .......  10,370      111,581
  Dime Community Bancshares......   9,320      134,115
  Flagstar Bancorp, Inc. ........  19,759      159,850
  Fremont General Corp. .........  12,149       33,653
  TrustCo Bank Corp. NY..........   6,490       68,405
                                           -----------
TOTAL THRIFTS & MORTGAGE FINANCE               561,932
                                           -----------

  TOBACCO 0.5%
  Alliance One International,
     Inc.*.......................  16,269      106,237
                                           -----------
TOTAL TOBACCO                                  106,237
                                           -----------

  TRADING COMPANIES & DISTRIBUTORS 1.1%
  Kaman Corp. ...................   6,300      237,573
                                           -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         237,573
                                           -----------
TOTAL COMMON STOCKS
  (Cost $25,090,245)                        22,369,655
                                           -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund...  41,037       41,037
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $41,037)                                41,037
                                           -----------
TOTAL INVESTMENTS 99.9%
  (Cost $25,131,282)                        22,410,692
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             15,652
                                           -----------
NET ASSETS--100.0%                         $22,426,344
------------------------------------------------------



*   Non-Income Producing Security.




                                60


See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 2.2%
  Ceradyne, Inc.*................   1,870     $127,927
  Curtiss-Wright Corp. ..........   2,190      123,275
                                           -----------
TOTAL AEROSPACE & DEFENSE                      251,202
                                           -----------

  AIR FREIGHT & LOGISTICS 0.6%
  Forward Air Corp. .............   1,910       62,323
                                           -----------
TOTAL AIR FREIGHT & LOGISTICS                   62,323
                                           -----------

  AUTO COMPONENTS 0.9%
  Drew Industries, Inc.*.........   2,540      100,533
                                           -----------
TOTAL AUTO COMPONENTS                          100,533
                                           -----------

  AUTOMOBILES 0.6%
  Winnebago Industries...........   2,720       70,122
                                           -----------
TOTAL AUTOMOBILES                               70,122
                                           -----------

  BUILDING PRODUCTS 0.6%
  Simpson Manufacturing Co.,
     Inc. .......................   2,290       68,677
                                           -----------
TOTAL BUILDING PRODUCTS                         68,677
                                           -----------

  CAPITAL MARKETS 1.8%
  Investment Technology Group,
     Inc.*.......................   1,060       44,414
  optionsXpress Holdings, Inc. ..   5,350      159,216
                                           -----------
TOTAL CAPITAL MARKETS                          203,630
                                           -----------

  COMMERCIAL BANKS 2.2%
  Cascade Bancorp................   1,940       37,326
  East West Bancorp, Inc. .......   1,280       43,187
  Nara Bancorp, Inc. ............   3,730       57,740
  PrivateBancorp, Inc. ..........   1,600       45,056
  UCBH Holdings, Inc. ...........   3,560       60,769
                                           -----------
TOTAL COMMERCIAL BANKS                         244,078
                                           -----------

  COMMERCIAL SERVICES & SUPPLIES 1.0%
  Mobile Mini, Inc.*.............   1,650       29,584
  Waste Connections, Inc.*.......   2,580       87,230
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           116,814
                                           -----------

  COMMUNICATIONS EQUIPMENT 2.2%
  Comtech Telecommunications
     Corp.*......................   1,900      103,075
  NETGEAR, Inc.*.................   3,990      141,007
                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT                 244,082
                                           -----------

  COMPUTERS & PERIPHERALS 1.2%
  Synaptics, Inc.*...............   2,390      129,897
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                  129,897
                                           -----------

  CONSUMER FINANCE 1.3%
  Rewards Network, Inc.*.........  18,470       90,503
  World Acceptance Corp.*........   1,690       54,519
                                           -----------
TOTAL CONSUMER FINANCE                         145,022
                                           -----------

  DISTRIBUTORS 1.1%
  LKQ Corp.*.....................   3,140      121,078
                                           -----------
TOTAL DISTRIBUTORS                             121,078
                                           -----------

  DIVERSIFIED CONSUMER SERVICES 3.2%
  Bright Horizons Family
     Solutions, Inc.*............   1,710       66,348
  Coinstar, Inc.*................   4,310      148,479
  Pre-Paid Legal Services,
     Inc.*.......................   2,480      147,808
                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES            362,635
                                           -----------

  DIVERSIFIED FINANCIAL SERVICES 1.0%
  Portfolio Recovery Associates,
     Inc. .......................   2,590      116,835
                                           -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES           116,835
                                           -----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
  General Communication,
     Inc. -- Class A*............   4,840       56,773
                                           -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                      56,773
                                           -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 6.7%
  Daktronics, Inc. ..............   1,740       51,887
  Flir Systems, Inc.*............   4,150      287,968
  Itron, Inc.*...................   1,730      185,958
  Scansource, Inc.*..............   2,790      103,063
  Trimble Navigation, Ltd.*......   3,030      126,351
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS       755,227
                                           -----------

  ENERGY EQUIPMENT & SERVICES 4.2%
  CARBO Ceramics, Inc. ..........   1,870       84,001
  Hornbeck Offshore Services,
     Inc.*.......................   2,860      111,826
  Oceaneering International,
     Inc.*.......................   1,190       91,951
  Unit Corp.*....................   1,770       84,553
  W-H Energy Services, Inc.*.....   1,770      101,881
                                           -----------
TOTAL ENERGY EQUIPMENT & SERVICES              474,212
                                           -----------

  FOOD & STAPLES RETAILING 0.5%
  United Natural Foods, Inc.*....   1,800       52,092
                                           -----------
TOTAL FOOD & STAPLES RETAILING                  52,092
                                           -----------

  FOOD PRODUCTS 0.9%
  Sanderson Farms, Inc. .........   2,990      104,052
                                           -----------
TOTAL FOOD PRODUCTS                            104,052
                                           -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 11.4%
  American Medical Systems
     Holdings, Inc.*.............   3,780       48,346
  Arthrocare Corp.*..............   1,370       88,831
  Biolase Technology, Inc.*......   8,100       41,391
  Cooper Cos., Inc. .............   1,680       70,560
  Greatbatch, Inc.*..............   2,680       66,625
  ICU Medical, Inc.*.............   1,180       47,318
  Idexx Laboratories, Inc.*......     750       91,335
  Immucor, Inc.*.................   3,070       99,007
  Integra LifeSciences Holdings
     Corp.*......................   3,040      147,349
  Kensey Nash Corp.*.............   2,440       66,758
  Mentor Corp. ..................   1,570       66,835
  Merit Medical Systems, Inc.*...   4,360       56,898
  Possis Medical, Inc.*..........  10,800      154,548

                                               61                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Respironics, Inc.*.............   1,700      $85,102
  SurModics, Inc.*...............   2,540      144,120
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       1,275,023
                                           -----------

  HEALTH CARE PROVIDERS & SERVICES 8.7%
  Amedisys, Inc.*................   2,280       96,786
  AMN Healthcare Services,
     Inc.*.......................   4,900       93,149
  Amsurg Corp.*..................   3,320       87,814
  HealthExtras, Inc.*............   3,670      106,944
  Healthways, Inc.*..............   2,390      145,073
  Molina Healthcare, Inc.*.......   2,570       97,943
  Odyssey HealthCare, Inc.*......   5,430       55,657
  Pediatrix Medical Group,
     Inc.*.......................   1,290       84,495
  Sierra Health Services, Inc.*..   2,630      111,249
  Sunrise Senior Living, Inc.*...   2,790      103,230
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES         982,340
                                           -----------

  HOTELS, RESTAURANTS & LEISURE 5.6%
  CEC Entertainment, Inc.*.......   1,830       54,534
  Jack in the Box, Inc.*.........   1,880       58,976
  Monarch Casino & Resort,
     Inc.*.......................   3,150       96,358
  Multimedia Games, Inc.*........  11,500      101,430
  P.F. Chang's China Bistro,
     Inc.*.......................   2,730       79,470
  Panera Bread Co. -- Class A*...   1,990       81,570
  Papa John's International,
     Inc.*.......................   2,640       61,512
  Sonic Corp.*...................   3,610       89,456
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE            623,306
                                           -----------

  INSURANCE 2.2%
  Hilb Rogal & Hobbs Co. ........   1,710       75,360
  Infinity Property & Casualty
     Corp. ......................   2,780      111,811
  Philadelphia Consolidated
     Holding Co.*................   1,470       59,976
                                           -----------
TOTAL INSURANCE                                247,147
                                           -----------

  INTERNET & CATALOG RETAIL 1.3%
  PetMed Express, Inc.*..........  10,100      147,258
                                           -----------
TOTAL INTERNET & CATALOG RETAIL                147,258
                                           -----------

  INTERNET SOFTWARE & SERVICES 3.8%
  Bankrate, Inc.*................   3,510      161,284
  j2 Global Communications,
     Inc.*.......................   4,840      163,060
  Websense, Inc.*................   5,490      101,016
                                           -----------
TOTAL INTERNET SOFTWARE & SERVICES             425,360
                                           -----------

  IT SERVICES 1.3%
  CACI International,
     Inc. -- Class A*............   1,350       72,698
  Mantech International
     Corp. -- Class A*...........   1,900       75,544
                                           -----------
TOTAL IT SERVICES                              148,242
                                           -----------

  LIFE SCIENCES TOOLS & SERVICES 2.1%
  Dionex Corp.*..................   1,290      113,520
  PharmaNet Development Group,
     Inc.*.......................   3,710      120,204
                                           -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES           233,724
                                           -----------

  MACHINERY 1.8%
  ASV, Inc.*.....................   4,580       53,311
  Manitowoc Co., Inc. ...........   1,370       67,486
  Toro Co. ......................   1,390       77,368
                                           -----------
TOTAL MACHINERY                                198,165
                                           -----------

  MARINE 0.5%
  Kirby Corp.*...................   1,170       53,446
                                           -----------
TOTAL MARINE                                    53,446
                                           -----------

  OIL, GAS & CONSUMABLE FUELS 6.2%
  Cabot Oil & Gas Corp. .........   1,830       72,633
  Helix Energy Solutions Group,
     Inc.*.......................   2,130       98,512
  Penn Virginia Corp. ...........   1,950       94,380
  Petroleum Development Corp.*...   2,060       93,565
  St. Mary Land & Exploration
     Co. ........................   2,990      126,656
  Stone Energy Corp.*............   2,920      130,174
  Swift Energy Co.*..............   1,620       76,837
                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS              692,757
                                           -----------

  PERSONAL PRODUCTS 0.8%
  USANA Health Sciences, Inc.*...   2,220       90,598
                                           -----------
TOTAL PERSONAL PRODUCTS                         90,598
                                           -----------

  PHARMACEUTICALS 1.6%
  Bradley Pharmaceuticals,
     Inc.*.......................   4,860       95,596
  Noven Pharmaceuticals, Inc.*...   1,370       21,180
  Sciele Pharma, Inc.*...........   2,550       64,872
                                           -----------
TOTAL PHARMACEUTICALS                          181,648
                                           -----------

  ROAD & RAIL 1.9%
  Heartland Express, Inc. .......   4,250       59,245
  Knight Transportation, Inc. ...   4,160       66,435
  Landstar System, Inc. .........   2,050       86,285
                                           -----------
TOTAL ROAD & RAIL                              211,965
                                           -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
  Cabot Microelectronics Corp.*..   1,860       73,805
  Diodes, Inc.*..................   1,980       65,459
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    139,264
                                           -----------

  SOFTWARE 7.9%
  Ansys, Inc.*...................   3,440      133,506
  Blackbaud, Inc. ...............   3,770      101,601
  EPIQ Systems, Inc.*............   7,700      149,303
  Factset Research Systems,
     Inc. .......................   1,750      123,410
  Manhattan Associates, Inc.*....   1,840       55,494
  MICROS Systems, Inc.*..........     840       60,329
  Quality Systems, Inc. .........   1,950       70,649
  Take-Two Interactive Software,
     Inc.*.......................   4,060       76,247
  Tyler Technologies, Inc.*......   6,940      111,873
                                           -----------
TOTAL SOFTWARE                                 882,412
                                           -----------

  SPECIALTY RETAIL 4.5%
  Children's Place Retail Stores,
     Inc.*.......................     870       22,272
  Dress Barn, Inc.*..............   2,120       34,747


                                62


See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Gymboree Corp.*................   1,390      $47,302
  Hibbett Sports, Inc.*..........   2,480       58,503
  HOT Topic, Inc.*...............   7,840       60,054
  Jos. A. Bank Clothiers, Inc.*..   2,460       71,857
  Stage Stores, Inc. ............   5,110       95,864
  Tractor Supply Co.*............   2,010       83,294
  Tween Brands, Inc.*............   1,020       31,314
                                           -----------
TOTAL SPECIALTY RETAIL                         505,207
                                           -----------

  TEXTILES, APPAREL & LUXURY GOODS 4.4%
  Crocs, Inc.*...................   1,480      110,630
  Deckers Outdoor Corp.*.........     900      125,811
  Fossil, Inc.*..................   3,320      124,699
  K-Swiss, Inc. -- Class A.......   3,430       80,262
  Quiksilver, Inc.*..............   4,270       57,645
                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS         499,047
                                           -----------
TOTAL COMMON STOCKS
  (Cost $10,306,873)                        11,216,193
                                           -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund...  12,678       12,678
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,678)                                12,678
                                           -----------
TOTAL INVESTMENTS 100.0%
  (Cost $10,319,551)                        11,228,871
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.0%(A)                            235
                                           -----------
NET ASSETS - 100.0%                        $11,229,106
------------------------------------------------------



   * Non-Income Producing Security.

   (a) Amount represents less than 0.05% of net assets.



                                               63                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS 99.7%
  AUTO COMPONENTS 2.5%
  Goodyear Tire & Rubber Co.*....  11,641     $350,976
  Johnson Controls, Inc. ........   8,272      361,652
                                           -----------
TOTAL AUTO COMPONENTS                          712,628
                                           -----------

  AUTOMOBILES 3.7%
  Ford Motor Co.*................  39,824      353,239
  General Motors Corp. ..........   9,423      369,287
  Harley-Davidson, Inc. .........   6,985      359,728
                                           -----------
TOTAL AUTOMOBILES                            1,082,254
                                           -----------

  DISTRIBUTORS 1.1%
  Genuine Parts Co. .............   6,330      310,613
                                           -----------
TOTAL DISTRIBUTORS                             310,613
                                           -----------

  DIVERSIFIED CONSUMER SERVICES 2.7%
  Apollo Group, Inc. -- Class
     A*..........................   5,430      430,381
  H&R Block, Inc. ...............  15,746      343,263
                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES            773,644
                                           -----------

  HOTELS, RESTAURANTS & LEISURE 12.6%
  Carnival Corp. ................   6,579      315,660
  Darden Restaurants, Inc. ......   7,576      325,768
  Harrah's Entertainment, Inc. ..   3,712      327,584
  International Game Technology..   7,493      326,770
  Marriott International,
     Inc. -- Class A.............   7,426      305,283
  McDonald's Corp. ..............   5,845      348,947
  Starbucks Corp.*...............  11,719      312,663
  Starwood Hotels & Resorts
     Worldwide, Inc. ............   5,684      323,192
  Wendy's International, Inc. ...   9,836      341,899
  Wyndham Worldwide Corp. .......  10,545      346,192
  Yum! Brands, Inc. .............   9,309      374,874
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE          3,648,832
                                           -----------

  HOUSEHOLD DURABLES 14.5%
  Black & Decker Corp. ..........   3,852      346,333
  Centex Corp. ..................  12,802      320,818
  D.R. Horton, Inc. .............  24,322      308,646
  Fortune Brands, Inc. ..........   3,984      333,740
  Harman International
     Industries, Inc. ...........   3,415      287,543
  KB HOME........................  12,829      354,594
  Leggett & Platt, Inc. .........  17,014      330,582
  Lennar Corp. -- Class A........  13,733      313,799
  Newell Rubbermaid, Inc. .......  11,394      332,249
  Pulte Homes, Inc. .............  21,434      318,081
  Snap-on, Inc. .................   6,651      331,951
  Stanley Works..................   5,733      329,934
  Whirlpool Corp. ...............   3,653      289,245
                                           -----------
TOTAL HOUSEHOLD DURABLES                     4,197,515
                                           -----------

  INTERNET & CATALOG RETAIL 3.4%
  Amazon.com, Inc.*..............   3,418      304,715
  Expedia, Inc.*.................  10,213      333,557
  IAC/InterActiveCorp*...........  12,114      356,878
                                           -----------
TOTAL INTERNET & CATALOG RETAIL                995,150
                                           -----------

  LEISURE EQUIPMENT & PRODUCTS 4.5%
  Brunswick Corp. ...............  15,431      344,265
  Eastman Kodak Co. .............  11,885      340,624
  Hasbro, Inc. ..................  11,402      340,350
  Mattel, Inc. ..................  13,675      285,671
                                           -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS           1,310,910
                                           -----------

  MEDIA 19.5%
  CBS Corp. -- Class B...........  10,363      297,418
  Clear Channel Communications,
     Inc. .......................   8,726      329,581
  Comcast Corp. -- Class A*......  14,066      296,089
  DIRECTV Group, Inc.*...........  13,255      350,992
  Dow Jones & Co., Inc. .........   5,441      325,426
  E.W. Scripps Co. -- Class A....   7,743      348,513
  Gannett Co., Inc. .............   7,468      316,718
  Interpublic Group of Cos.,
     Inc.*.......................  31,194      322,858
  McGraw-Hill Cos., Inc. ........   6,827      341,623
  Meredith Corp. ................   5,805      361,361
  New York Times Co. -- Class A..  16,982      332,168
  News Corp. -- Class A..........  14,903      322,948
  Omnicom Group, Inc. ...........   6,540      333,409
  Time Warner, Inc. .............  18,093      330,378
  Tribune Co. ...................  12,060      364,936
  Viacom, Inc. -- Class B*.......   8,427      347,951
  Walt Disney Co. ...............   9,362      324,206
                                           -----------
TOTAL MEDIA                                  5,646,575
                                           -----------

  MULTILINE RETAIL 9.6%
  Big Lots, Inc.*................  10,390      249,152
  Dillard's, Inc. -- Class A.....  16,354      376,633
  Family Dollar Stores, Inc. ....  12,402      314,391
  Federated Department Stores,
     Inc. .......................  10,381      332,503
  J.C. Penney Co., Inc. .........   4,962      279,063
  Kohl's Corp.*..................   5,682      312,340
  Nordstrom, Inc. ...............   6,592      259,988
  Sears Holdings Corp.*..........   2,552      343,984
  Target Corp. ..................   4,887      299,866
                                           -----------
TOTAL MULTILINE RETAIL                       2,767,920
                                           -----------

  SPECIALTY RETAIL 19.2%
  Abercrombie & Fitch
     Co. -- Class A..............   4,068      322,185
  AutoNation, Inc.*..............  18,797      332,519
  AutoZone, Inc.*................   2,954      367,507
  Bed Bath & Beyond, Inc.*.......   9,820      333,291
  Best Buy Co., Inc. ............   7,038      341,484
  Circuit City Stores, Inc. .....  40,715      322,870
  Gap, Inc. .....................  18,057      341,277
  Home Depot, Inc. ..............   9,417      296,730
  Limited Brands, Inc. ..........  14,770      325,088
  Lowe's Cos., Inc. .............  10,576      284,389
  Office Depot, Inc.*............  18,133      340,175
  OfficeMax, Inc. ...............  10,652      337,136
  RadioShack Corp. ..............  15,175      312,908
  Sherwin-Williams Co. ..........   4,888      312,441
  Staples, Inc. .................  14,650      341,931
  Tiffany & Co. .................   6,274      339,925
  TJX Cos., Inc. ................  10,674      308,799
                                           -----------
TOTAL SPECIALTY RETAIL                       5,560,655
                                           -----------

  TEXTILES, APPAREL & LUXURY GOODS 6.4%
  Coach, Inc.*...................   6,764      247,292
  Jones Apparel Group, Inc. .....  16,551      346,578
  Liz Claiborne, Inc. ...........   9,352      266,251


                                64


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  NIKE, Inc. -- Class B..........   5,402     $357,937
  Polo Ralph Lauren Corp. .......   4,138      284,694
  V.F. Corp. ....................   3,915      341,114
                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS       1,843,866
                                           -----------
TOTAL COMMON STOCKS
  (Cost $29,804,854)                        28,850,562
                                           -----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund...  73,813       73,813
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $73,813)                                73,813
                                           -----------
TOTAL INVESTMENTS 100.0%
  (Cost $29,878,667)                        28,924,375
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                           3,556
                                           -----------
NET ASSETS--100.0%                         $28,927,931
------------------------------------------------------



     * Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.



                                               65                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                               MARKET
                                   SHARES       VALUE
-----------------------------------------------------
COMMON STOCKS 99.6%
  BEVERAGES 21.9%
  Anheuser-Busch Cos., Inc. .....   4,000    $205,120
  Brown-Forman Corp. -- Class B..   2,690     199,006
  Coca-Cola Co. .................   3,590     221,718
  Coca-Cola Enterprises, Inc. ...   8,310     214,481
  Constellation Brands,
     Inc. -- Class A*............   8,440     212,013
  Molson Coors Brewing
     Co. -- Class B..............   4,120     235,788
  Pepsi Bottling Group, Inc. ....   5,440     234,355
  PepsiCo, Inc. .................   2,850     210,102
                                           ----------
TOTAL BEVERAGES                             1,732,583
                                           ----------

  FOOD & STAPLES RETAILING 23.6%
  Costco Wholesale Corp. ........   3,330     223,976
  CVS Caremark Corp. ............   5,330     222,634
  Kroger Co. ....................   7,110     208,963
  Safeway, Inc. .................   6,090     207,060
  SUPERVALU, Inc. ...............   5,060     196,075
  Sysco Corp. ...................   5,820     199,568
  Wal-Mart Stores, Inc. .........   4,560     206,158
  Walgreen Co. ..................   4,430     175,649
  Whole Foods Market, Inc. ......   4,510     223,425
                                           ----------
TOTAL FOOD & STAPLES RETAILING              1,863,508
                                           ----------

  FOOD PRODUCTS 29.8%
  Archer-Daniels-Midland Co. ....   6,140     219,689
  Campbell Soup Co. .............   5,710     211,156
  ConAgra Foods, Inc. ...........   7,610     180,585
  General Mills, Inc. ...........   3,460     199,746
  H.J. Heinz Co. ................   4,410     206,300
  Hershey Co. ...................   4,390     189,253
  Kellogg Co. ...................   3,580     188,988
  Kraft Foods, Inc. -- Class A...   5,840     195,114
  McCormick & Co, Inc. ..........   5,500     192,665
  Sara Lee Corp. ................  12,340     204,104
  Tyson Foods, Inc. -- Class A...  10,760     170,008
  Wm. Wrigley Jr. Co. ...........   3,220     198,578
                                           ----------
TOTAL FOOD PRODUCTS                         2,356,186
                                           ----------

  HOUSEHOLD PRODUCTS 10.6%
  Clorox Co. ....................   3,320     207,733
  Colgate-Palmolive Co. .........   2,890     220,420
  Kimberly-Clark Corp. ..........   2,890     204,872
  Procter & Gamble Co. ..........   2,910     202,303
                                           ----------
TOTAL HOUSEHOLD PRODUCTS                      835,328
                                           ----------

  PERSONAL PRODUCTS 5.7%
  Avon Products, Inc. ...........   5,800     237,684
  Estee Lauder Cos., Inc -- Class
     A...........................   4,830     212,037
                                           ----------
TOTAL PERSONAL PRODUCTS                       449,721
                                           ----------

  TOBACCO 8.0%
  Altria Group, Inc. ............   2,930     213,685
  Reynolds American, Inc. .......   3,170     204,243
  UST, Inc. .....................   4,060     216,479
                                           ----------
TOTAL TOBACCO                                 634,407
                                           ----------
TOTAL COMMON STOCKS
  (Cost $7,164,047)                         7,871,733
                                           ----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund...  24,280      24,280
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $24,280)                               24,280
                                           ----------
TOTAL INVESTMENTS 99.9%
  (Cost $7,188,327)                         7,896,013
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             6,093
                                           ----------
NET ASSETS--100.0%                         $7,902,106
-----------------------------------------------------



   *Non-Income Producing Security.





                                66


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS 99.9%
  ENERGY EQUIPMENT & SERVICES 29.5%
  Baker Hughes, Inc. ............   3,370     $292,246
  ENSCO International, Inc. .....   5,400      299,646
  Halliburton Co. ...............   7,830      308,659
  National-Oilwell Varco, Inc.*..   4,220      309,073
  Noble Corp. ...................   5,890      311,876
  Rowan Cos., Inc. ..............   8,040      313,399
  Schlumberger, Ltd. ............   2,820      272,327
  Smith International, Inc. .....   4,190      276,750
  Transocean, Inc.*..............   2,650      316,330
  Weatherford International,
     Ltd.*.......................   4,380      284,306
                                           -----------
TOTAL ENERGY EQUIPMENT & SERVICES            2,984,612
                                           -----------

  OIL, GAS & CONSUMABLE FUELS 70.4%
  Anadarko Petroleum Corp. ......   5,650      333,463
  Apache Corp. ..................   3,380      350,878
  Chesapeake Energy Corp. .......   8,510      335,975
  Chevron Corp. .................   3,190      291,917
  ConocoPhillips.................   3,400      288,864
  CONSOL Energy, Inc. ...........   6,740      380,810
  Devon Energy Corp. ............   3,580      334,372
  El Paso Corp. .................  17,459      308,326
  EOG Resources, Inc. ...........   4,040      357,944
  Exxon Mobil Corp. .............   3,260      299,887
  Hess Corp. ....................   4,470      320,097
  Marathon Oil Corp. ............   5,170      305,702
  Murphy Oil Corp. ..............   4,330      318,818
  Noble Energy, Inc. ............   4,290      328,357
  Occidental Petroleum Corp. ....   4,700      324,535
  Peabody Energy Corp. ..........   6,290      350,667
  Spectra Energy Corp. ..........  11,500      298,770
  Sunoco, Inc. ..................   4,000      294,400
  Tesoro Corp. ..................   5,890      356,522
  Valero Energy Corp. ...........   4,280      301,440
  Williams Cos., Inc. ...........   8,950      326,585
  XTO Energy, Inc. ..............   4,810      319,288
                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS            7,127,617
                                           -----------
TOTAL COMMON STOCKS
  (Cost $7,500,678)                         10,112,229
                                           -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund...  16,318       16,318
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $16,318)                                16,318
                                           -----------
TOTAL INVESTMENTS 100.1%
  (Cost $7,516,996)                         10,128,547
                                           -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--(0.1)%                                (6,980)
                                           -----------
NET ASSETS--100.0%                         $10,121,567
------------------------------------------------------



   *Non-Income Producing Security.




                                               67                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                               MARKET
                                   SHARES       VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  CAPITAL MARKETS 20.1%
  American Capital Strategies,
     Ltd. .......................   1,870     $81,177
  Ameriprise Financial, Inc. ....   1,260      79,355
  Bank of New York Mellon
     Corp. ......................   1,780      86,953
  Bear Stearns Cos., Inc. .......     660      74,976
  Charles Schwab Corp. ..........   3,640      84,593
  E*TRADE Financial Corp.*.......   5,659      63,041
  Federated Investors,
     Inc. -- Class B.............   2,040      87,720
  Franklin Resources, Inc. ......     590      76,511
  Goldman Sachs Group, Inc. .....     380      94,209
  Janus Capital Group, Inc. .....   2,790      96,283
  Legg Mason, Inc. ..............     940      77,964
  Lehman Brothers Holdings,
     Inc. .......................   1,240      78,542
  Merrill Lynch & Co., Inc. .....   1,030      68,001
  Morgan Stanley.................   1,220      82,057
  Northern Trust Corp. ..........   1,180      88,748
  State Street Corp. ............   1,170      93,331
  T. Rowe Price Group, Inc. .....   1,430      91,863
                                           ----------
TOTAL CAPITAL MARKETS                       1,405,324
                                           ----------

  COMMERCIAL BANKS 18.4%
  BB&T Corp. ....................   1,850      68,395
  Comerica, Inc. ................   1,430      66,752
  Commerce Bancorp, Inc. ........   2,030      82,722
  Fifth Third Bancorp............   2,210      69,129
  First Horizon National Corp. ..   2,620      68,330
  Huntington Bancshares, Inc. ...   4,410      78,983
  KeyCorp........................   2,280      64,866
  M&T Bank Corp. ................     720      71,626
  Marshall & Ilsley Corp. .......   1,700      72,590
  National City Corp. ...........   2,970      72,023
  PNC Financial Services Group,
     Inc. .......................   1,090      78,654
  Regions Financial Corp. .......   2,490      67,529
  SunTrust Banks, Inc. ..........     990      71,874
  Synovus Financial Corp. .......   2,740      72,226
  U.S. Bancorp...................   2,320      76,931
  Wachovia Corp. ................   1,510      69,052
  Wells Fargo & Co. .............   2,130      72,441
  Zions Bancorp..................   1,090      64,430
                                           ----------
TOTAL COMMERCIAL BANKS                      1,288,553
                                           ----------

  CONSUMER FINANCE 4.2%
  American Express Co. ..........   1,290      78,625
  Capital One Financial Corp. ...   1,130      74,117
  Discover Financial Services....   3,460      66,778
  SLM Corp. .....................   1,600      75,456
                                           ----------
TOTAL CONSUMER FINANCE                        294,976
                                           ----------

  DIVERSIFIED FINANCIAL SERVICES 10.1%
  Bank of America Corp. .........   1,520      73,386
  CIT Group, Inc. ...............   1,890      66,604
  Citigroup, Inc. ...............   1,640      68,716
  CME Group, Inc. ...............     140      93,275
  IntercontinentalExchange,
     Inc.*.......................     510      90,882
  JPMorgan Chase & Co. ..........   1,650      77,550
  Leucadia National Corp. .......   1,680      85,109
  Moody's Corp. .................   1,610      70,389
  NYSE Euronext..................     850      79,789
                                           ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          705,700
                                           ----------

  INSURANCE 25.8%
  ACE, Ltd. .....................   1,290      78,187
  AFLAC, Inc. ...................   1,390      87,264
  Allstate Corp. ................   1,380      72,312
  Ambac Financial Group, Inc. ...   1,190      43,828
  American International Group,
     Inc. .......................   1,150      72,588
  Aon Corp. .....................   1,760      79,763
  Assurant, Inc. ................   1,490      87,076
  Chubb Corp. ...................   1,480      78,958
  Cincinnati Financial Corp. ....   1,780      70,808
  Genworth Financial,
     Inc. -- Class A.............   2,530      69,069
  Hartford Financial Services
     Group, Inc. ................     840      81,505
  Lincoln National Corp. ........   1,190      74,220
  Loews Corp. ...................   1,630      80,017
  Marsh & McLennan Cos., Inc. ...   3,130      81,036
  MBIA, Inc. ....................   1,280      55,091
  MetLife, Inc. .................   1,110      76,424
  Principal Financial Group,
     Inc. .......................   1,280      86,618
  Progressive Corp. .............   3,960      73,260
  Prudential Financial, Inc. ....     820      79,310
  SAFECO Corp. ..................   1,290      74,691
  Torchmark Corp. ...............   1,240      80,798
  Travelers Cos., Inc. ..........   1,520      79,359
  Unum Group.....................   3,160      73,754
  XL Capital, Ltd. -- Class A....   1,010      72,670
                                           ----------
TOTAL INSURANCE                             1,808,606
                                           ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 14.5%
  Apartment Investment &
     Management Co. -- Class A...   1,700      79,441
  AvalonBay Communities, Inc. ...     660      80,949
  Boston Properties, Inc. .......     740      80,171
  Developers Diversified Realty
     Corp. ......................   1,400      70,560
  Equity Residential Properties
     Trust.......................   1,860      77,711
  General Growth Properties,
     Inc. .......................   1,480      80,453
  Host Hotels & Resorts, Inc. ...   3,460      76,674
  Kimco Realty Corp. ............   1,680      69,754
  Plum Creek Timber Co., Inc. ...   1,720      76,832
  ProLogis.......................   1,180      84,653
  Public Storage, Inc. ..........     980      79,351
  Simon Property Group, Inc. ....     770      80,165
  Vornado Realty Trust...........     720      80,438
                                           ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   1,017,152
                                           ----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
  CB Richard Ellis Group,
     Inc. -- Class A*............   2,730      66,557
                                           ----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  66,557
                                           ----------

  THRIFTS & MORTGAGE FINANCE 5.7%
  Countrywide Financial Corp. ...   3,960      61,459
  Federal Home Loan Mortgage
     Corp. ......................   1,280      66,855
  Federal National Mortgage
     Association.................   1,240      70,730


                                68


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2007

--------------------------------------------------------------------------------

                                               MARKET
                                   SHARES       VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Hudson City Bancorp, Inc. .....   5,129     $80,320
  Sovereign Bancorp, Inc. .......   4,280      61,760
  Washington Mutual, Inc. .......   2,130      59,384
                                           ----------
TOTAL THRIFTS & MORTGAGE FINANCE              400,508
                                           ----------
TOTAL COMMON STOCKS
  (Cost $7,317,481)                         6,987,376
                                           ----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund...   9,992       9,992
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $9,992)                                 9,992
                                           ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,327,473)                         6,997,368
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                          2,452
                                           ----------
NET ASSETS--100.0%                         $6,999,820
-----------------------------------------------------



   * Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.



                                               69                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS 99.7%
  BIOTECHNOLOGY 10.5%
  Amgen, Inc.*...................   6,010     $349,241
  Biogen Idec, Inc.*.............   4,920      366,245
  Celgene Corp.*.................   4,770      314,820
  Genzyme Corp.*.................   5,310      403,401
  Gilead Sciences, Inc.*.........   8,360      386,148
                                           -----------
TOTAL BIOTECHNOLOGY                          1,819,855
                                           -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 20.8%
  Baxter International, Inc. ....   5,910      354,659
  Becton, Dickinson & Co. .......   4,070      339,682
  Boston Scientific Corp.*.......  24,190      335,515
  C.R. Bard, Inc. ...............   3,840      321,063
  Covidien, Ltd. ................   7,850      326,560
  Hospira, Inc.*.................   8,210      339,319
  Medtronic, Inc. ...............   5,860      277,998
  St Jude Medical, Inc.*.........   7,290      296,922
  Stryker Corp. .................   4,870      345,770
  Varian Medical Systems, Inc.*..   8,370      408,205
  Zimmer Holdings, Inc.*.........   3,970      275,875
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       3,621,568
                                           -----------

  HEALTH CARE PROVIDERS & SERVICES 29.8%
  Aetna, Inc. ...................   6,380      358,365
  AmerisourceBergen Corp. .......   7,280      342,961
  Cardinal Health, Inc. .........   5,190      353,076
  CIGNA Corp. ...................   6,310      331,212
  Coventry Health Care, Inc.*....   5,530      333,514
  Express Scripts, Inc.*.........   6,120      386,172
  Humana, Inc.*..................   4,980      373,251
  Laboratory Corp. of America
     Holdings*...................   4,270      293,563
  Manor Care, Inc. ..............   5,140      342,221
  McKesson Corp. ................   5,880      388,668
  Medco Health Solutions, Inc.*..   3,830      361,475
  Patterson Cos., Inc.*..........   8,580      335,564
  Quest Diagnostics, Inc. .......   5,900      313,762
  UnitedHealth Group, Inc. ......   6,670      327,830
  WellPoint, Inc.*...............   4,200      332,766
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES       5,174,400
                                           -----------

  HEALTH CARE TECHNOLOGY 1.6%
  IMS Health, Inc. ..............  11,420      287,898
                                           -----------
TOTAL HEALTH CARE TECHNOLOGY                   287,898
                                           -----------

  LIFE SCIENCES TOOLS & SERVICES 9.9%
  Applera Corp. -- Applied
     Biosystems Group............   9,570      355,430
  Millipore Corp.*...............   4,350      337,778
  PerkinElmer, Inc. .............  11,320      311,526
  Thermo Electron Corp.*.........   5,730      336,981
  Waters Corp.*..................   4,920      378,742
                                           -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES         1,720,457
                                           -----------

  PHARMACEUTICALS 27.1%
  Abbott Laboratories............   6,170      337,005
  Allergan, Inc. ................   5,320      359,525
  Barr Pharmaceuticals, Inc.*....   6,190      354,811
  Bristol-Myers Squibb Co. ......  11,580      347,284
  Eli Lilly & Co. ...............   5,780      312,987
  Forest Laboratories, Inc.*.....   8,810      344,207
  Johnson & Johnson..............   5,100      332,367
  King Pharmaceuticals, Inc.*....  28,220      299,132
  Merck & Co., Inc. .............   6,450      375,777
  Mylan Laboratories, Inc. ......  21,740      326,970
  Pfizer, Inc. ..................  13,480      331,743
  Schering-Plough Corp. .........  10,430      318,324
  Watson Pharmaceuticals, Inc.*..  10,470      319,963
  Wyeth..........................   7,370      358,403
                                           -----------
TOTAL PHARMACEUTICALS                        4,718,498
                                           -----------
TOTAL COMMON STOCKS
  (Cost $17,490,013)                        17,342,676
                                           -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund...  30,609       30,609
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $30,609)                                30,609
                                           -----------
TOTAL INVESTMENTS 99.9%
  (Cost $17,520,622)                        17,373,285
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                              9,303
                                           -----------
NET ASSETS--100.0%                         $17,382,588
------------------------------------------------------


   *Non-Income Producing Security.



                                70


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                               MARKET
                                   SHARES       VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 21.7%
  Boeing Co. ....................   1,659    $163,561
  General Dynamics Corp. ........   2,019     183,648
  Goodrich Corp. ................   2,559     178,260
  Honeywell International,
     Inc. .......................   2,889     174,524
  L-3 Communications Holdings,
     Inc. .......................   1,709     187,375
  Lockheed Martin Corp. .........   1,659     182,556
  Northrop Grumman Corp. ........   2,109     176,355
  Precision Castparts Corp. .....   1,170     175,278
  Raytheon Co. ..................   2,679     170,411
  Rockwell Collins, Inc. ........   2,399     179,469
  United Technologies Corp. .....   2,129     163,060
                                           ----------
TOTAL AEROSPACE & DEFENSE                   1,934,497
                                           ----------

  AIR FREIGHT & LOGISTICS 7.4%
  C.H. Robinson Worldwide,
     Inc. .......................   3,169     158,197
  Expeditors International of
     Washington, Inc. ...........   3,349     169,627
  FedEx Corp. ...................   1,619     167,307
  United Parcel Service,
     Inc. -- Class B.............   2,229     167,398
                                           ----------
TOTAL AIR FREIGHT & LOGISTICS                 662,529
                                           ----------

  AIRLINES 1.8%
  Southwest Airlines Co. ........  11,096     157,674
                                           ----------
TOTAL AIRLINES                                157,674
                                           ----------

  BUILDING PRODUCTS 2.0%
  American Standard Cos., Inc. ..   4,748     176,958
                                           ----------
TOTAL BUILDING PRODUCTS                       176,958
                                           ----------

  COMMERCIAL SERVICES & SUPPLIES 15.3%
  Allied Waste Industries,
     Inc.*.......................  12,895     162,993
  Cintas Corp. ..................   4,588     167,921
  Equifax, Inc. .................   4,348     167,398
  Monster Worldwide, Inc.*.......   4,868     197,544
  Pitney Bowes, Inc. ............   3,658     146,466
  R.R. Donnelley & Sons Co. .....   4,808     193,714
  Robert Half International,
     Inc. .......................   5,438     163,629
  Waste Management, Inc. ........   4,408     160,407
                                           ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES        1,360,072
                                           ----------

  CONSTRUCTION & ENGINEERING 4.1%
  Fluor Corp. ...................   1,200     189,600
  Jacobs Engineering Group,
     Inc.*.......................   2,009     175,084
                                           ----------
TOTAL CONSTRUCTION & ENGINEERING              364,684
                                           ----------

  ELECTRICAL EQUIPMENT 5.8%
  Cooper Industries,
     Ltd. -- Class A.............   3,399     178,074
  Emerson Electric Co. ..........   3,339     174,530
  Rockwell Automation, Inc. .....   2,439     167,998
                                           ----------
TOTAL ELECTRICAL EQUIPMENT                    520,602
                                           ----------

  INDUSTRIAL CONGLOMERATES 5.8%
  3M Co. ........................   1,849     159,680
  General Electric Co. ..........   4,088     168,262
  Textron, Inc. .................   2,749     190,258
                                           ----------
TOTAL INDUSTRIAL CONGLOMERATES                518,200
                                           ----------

  MACHINERY 24.0%
  Caterpillar, Inc. .............   2,169     161,829
  Cummins, Inc. .................   1,290     154,748
  Danaher Corp. .................   2,049     175,538
  Deere & Co. ...................   1,160     179,684
  Dover Corp. ...................   3,339     153,594
  Eaton Corp. ...................   1,709     158,219
  Illinois Tool Works, Inc. .....   2,899     165,997
  Ingersoll-Rand Co.,
     Ltd. -- Class A.............   3,139     158,049
  ITT Corp. .....................   2,529     169,241
  PACCAR, Inc. ..................   2,839     157,735
  Pall Corp. ....................   4,408     176,628
  Parker-Hannifin Corp. .........   2,189     175,930
  Terex Corp.*...................   2,039     151,335
                                           ----------
TOTAL MACHINERY                             2,138,527
                                           ----------

  ROAD & RAIL 10.0%
  Burlington Northern Santa Fe
     Corp. ......................   2,069     180,313
  CSX Corp. .....................   4,168     186,601
  Norfolk Southern Corp. ........   3,289     169,877
  Ryder System, Inc. ............   3,369     161,207
  Union Pacific Corp. ...........   1,499     191,932
                                           ----------
TOTAL ROAD & RAIL                             889,930
                                           ----------

  TRADING COMPANIES & DISTRIBUTORS 1.9%
  W.W. Grainger, Inc. ...........   1,839     165,363
                                           ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS        165,363
                                           ----------
TOTAL COMMON STOCKS
  (Cost $7,612,625)                         8,889,036
                                           ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund...   8,389       8,389
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,389)                                 8,389
                                           ----------
TOTAL INVESTMENTS 99.9%
  (Cost $7,621,014)                         8,897,425
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             7,822
                                           ----------
NET ASSETS--100.0%                         $8,905,247
-----------------------------------------------------



   *Non-Income Producing Security.


                                               71                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                               MARKET
                                   SHARES       VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  CHEMICALS 44.7%
  Air Products & Chemicals,
     Inc. .......................   3,210    $314,099
  Ashland, Inc. .................   4,810     282,443
  Dow Chemical Co. ..............   6,910     311,226
  Du Pont (E.I.) de Nemours &
     Co. ........................   6,060     300,031
  Eastman Chemical Co. ..........   4,500     299,655
  Ecolab, Inc. ..................   6,570     309,907
  Hercules, Inc. ................  14,300     268,983
  International Flavors &
     Fragrances, Inc. ...........   5,710     298,119
  Monsanto Co. ..................   3,880     378,804
  PPG Industries, Inc. ..........   3,990     298,213
  Praxair, Inc. .................   3,710     317,131
  Rohm & Haas Co. ...............   5,380     279,114
  Sigma-Aldrich Corp. ...........   6,390     330,171
                                           ----------
TOTAL CHEMICALS                             3,987,896
                                           ----------

  CONSTRUCTION MATERIALS 3.4%
  Vulcan Materials Co. ..........   3,550     303,561
                                           ----------
TOTAL CONSTRUCTION MATERIALS                  303,561
                                           ----------

  CONTAINERS & PACKAGING 16.2%
  Ball Corp. ....................   5,500     272,690
  Bemis Co., Inc. ...............  10,110     284,698
  Pactiv Corp.*..................  10,540     289,534
  Sealed Air Corp. ..............  11,480     286,196
  Temple-Inland, Inc. ...........   5,760     309,139
                                           ----------
TOTAL CONTAINERS & PACKAGING                1,442,257
                                           ----------

  METALS & MINING 24.7%
  Alcoa, Inc. ...................   8,100     320,679
  Allegheny Technologies, Inc. ..   2,900     296,293
  Freeport-McMoRan Copper & Gold,
     Inc. .......................   2,790     328,327
  Newmont Mining Corp. (Holding
     Co.)........................   6,380     324,487
  Nucor Corp. ...................   5,190     321,884
  Titanium Metals Corp.*.........   8,400     295,680
  United States Steel Corp. .....   2,900     312,910
                                           ----------
TOTAL METALS & MINING                       2,200,260
                                           ----------

  PAPER & FOREST PRODUCTS 10.8%
  International Paper Co. .......   8,380     309,725
  MeadWestvaco Corp. ............   9,800     329,672
  Weyerhaeuser Co. ..............   4,220     320,340
                                           ----------
TOTAL PAPER & FOREST PRODUCTS                 959,737
                                           ----------
TOTAL COMMON STOCKS
  (Cost $8,355,270)                         8,893,711
                                           ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund...  14,659      14,659
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $14,659)                               14,659
                                           ----------
TOTAL INVESTMENTS 99.9%
  (Cost $8,369,929)                         8,908,370
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             5,103
                                           ----------
NET ASSETS--100.0%                         $8,913,473
-----------------------------------------------------



   *Non-Income Producing Security.





                                72


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS 100.0%
  COMMUNICATIONS EQUIPMENT 12.0%
  Ciena Corp.*...................   7,329     $350,766
  Cisco Systems, Inc.*...........   8,508      281,275
  Corning, Inc. .................  11,618      281,969
  JDS Uniphase Corp.*............  19,687      300,424
  Juniper Networks, Inc.*........   7,578      272,808
  Motorola, Inc. ................  15,427      289,873
  QUALCOMM, Inc. ................   6,869      293,512
  Tellabs, Inc.*.................  27,815      245,050
                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT               2,315,677
                                           -----------

  COMPUTERS & PERIPHERALS 15.9%
  Apple, Inc.*...................   1,960      372,302
  Dell, Inc.*....................   9,878      302,267
  EMC Corp.*.....................  14,517      368,587
  Hewlett-Packard Co. ...........   5,459      282,121
  International Business Machines
     Corp. ......................   2,350      272,882
  Network Appliance, Inc.*.......  10,378      326,803
  QLogic Corp.*..................  21,746      337,715
  SanDisk Corp.*.................   5,109      226,840
  Sun Microsystems, Inc.*........  48,631      277,683
  Teradata Corp.*................  10,698      305,214
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                3,072,414
                                           -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 7.4%
  Agilent Technologies, Inc.*....   7,429      273,759
  Jabil Circuit, Inc. ...........  11,018      239,421
  Molex, Inc. ...................  10,128      289,256
  Tektronix, Inc. ...............   8,978      339,817
  Tyco Electronics, Ltd. ........   8,168      291,352
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS     1,433,605
                                           -----------

  INTERNET SOFTWARE & SERVICES 8.2%
  Akamai Technologies, Inc.*.....   9,178      359,686
  eBay, Inc.*....................   7,089      255,913
  Google, Inc. -- Class A*.......     500      353,500
  VeriSign, Inc.*................   8,148      277,765
  Yahoo!, Inc.*..................  10,748      334,263
                                           -----------
TOTAL INTERNET SOFTWARE & SERVICES           1,581,127
                                           -----------

  IT SERVICES 14.8%
  Affiliated Computer Services,
     Inc. -- Class A*............   5,529      280,099
  Automatic Data Processing,
     Inc. .......................   5,969      295,824
  Cognizant Technology Solutions
     Corp. -- Class A*...........   7,339      304,275
  Computer Sciences Corp.*.......   4,929      287,804
  Convergys Corp.*...............  16,327      299,274
  Fidelity National Information
     Services, Inc. .............   6,009      277,135
  Fiserv, Inc.*..................   5,569      308,523
  Paychex, Inc. .................   6,299      263,172
  Unisys Corp.*..................  39,073      237,564
  Western Union Co. .............  13,758      303,226
                                           -----------
TOTAL IT SERVICES                            2,856,896
                                           -----------

  OFFICE ELECTRONICS 1.5%
  Xerox Corp.*...................  16,117      281,080
                                           -----------
TOTAL OFFICE ELECTRONICS                       281,080
                                           -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 21.7%
  Advanced Micro Devices, Inc.*..  20,626      269,788
  Altera Corp. ..................  10,978      215,388
  Analog Devices, Inc. ..........   7,519      251,586
  Applied Materials, Inc. .......  12,928      251,062
  Broadcom Corp. -- Class A*.....   7,619      247,999
  Intel Corp. ...................  10,628      285,893
  KLA-Tencor Corp. ..............   4,799      252,667
  Linear Technology Corp. .......   7,848      259,141
  MEMC Electronic Materials,
     Inc.*.......................   4,719      345,525
  Microchip Technology, Inc. ....   7,509      249,074
  National Semiconductor Corp. ..  10,398      261,406
  Novellus Systems, Inc.*........  10,138      288,021
  NVIDIA Corp.*..................   8,029      284,066
  Teradyne, Inc.*................  19,356      238,853
  Texas Instruments, Inc. .......   7,469      243,489
  Xilinx, Inc. ..................  10,188      248,587
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                  4,192,545
                                           -----------

  SOFTWARE 18.5%
  Adobe Systems, Inc.*...........   6,449      308,907
  Autodesk, Inc.*................   5,589      273,302
  BMC Software, Inc.*............   8,648      292,648
  CA, Inc. ......................  10,678      282,433
  Citrix Systems, Inc.*..........   7,099      305,186
  Compuware Corp.*...............  34,484      344,840
  Electronic Arts, Inc.*.........   4,909      300,038
  Intuit, Inc.*..................   9,258      297,830
  Microsoft Corp. ...............   9,618      354,039
  Novell, Inc.*..................  36,114      273,022
  Oracle Corp.*..................  12,658      280,628
  Symantec Corp.*................  14,367      269,812
                                           -----------
TOTAL SOFTWARE                               3,582,685
                                           -----------
TOTAL COMMON STOCKS
  (Cost $18,821,473)                        19,316,029
                                           -----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund...     100          100
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $100)                                      100
                                           -----------
TOTAL INVESTMENTS 100.0%
  (Cost $18,821,573)                        19,316,129
                                           -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(A)                               (4,119)
                                           -----------
NET ASSETS--100.0%                         $19,312,010
------------------------------------------------------



   * Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.


                                               73                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2007

--------------------------------------------------------------------------------



                                               MARKET
                                   SHARES       VALUE
-----------------------------------------------------
COMMON STOCKS 99.7%
  DIVERSIFIED TELECOMMUNICATION SERVICES 16.3%
  AT&T, Inc. ....................   3,660    $152,951
  CenturyTel, Inc. ..............   3,409     150,166
  Citizens Communications Co. ...  11,286     148,524
  Embarq Corp. ..................   2,535     134,152
  Qwest Communications
     International, Inc.*........  16,803     120,646
  Verizon Communications, Inc. ..   3,526     162,443
  Windstream Corp. ..............  10,749     144,574
                                           ----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                  1,013,456
                                           ----------

  ELECTRIC UTILITIES 34.0%
  Allegheny Energy, Inc.*........   2,908     176,399
  American Electric Power Co.,
     Inc. .......................   3,381     162,998
  Duke Energy Corp. .............   8,319     159,475
  Edison International...........   2,689     156,365
  Entergy Corp. .................   1,427     171,055
  Exelon Corp. ..................   1,991     164,815
  FirstEnergy Corp. .............   2,416     168,395
  FPL Group, Inc. ...............   2,470     168,998
  Integrys Energy Group, Inc. ...   2,962     159,385
  Pinnacle West Capital Corp. ...   3,922     158,449
  PPL Corp. .....................   3,122     161,407
  Progress Energy, Inc. .........   3,281     157,488
  Southern Co. ..................   4,191     153,642
                                           ----------
TOTAL ELECTRIC UTILITIES                    2,118,871
                                           ----------

  GAS UTILITIES 5.3%
  Nicor, Inc. ...................   3,606     156,032
  Questar Corp. .................   3,100     176,948
                                           ----------
TOTAL GAS UTILITIES                           332,980
                                           ----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 8.1%
  AES Corp.*.....................   8,166     174,834
  Constellation Energy Group,
     Inc. .......................   1,755     166,199
  Dynegy, Inc. -- Class A*.......  17,425     160,484
                                           ----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              501,517
                                           ----------

  MULTI-UTILITIES 30.9%
  Ameren Corp. ..................   2,925     158,126
  CenterPoint Energy, Inc. ......   9,515     159,471
  CMS Energy Corp. ..............   9,384     159,246
  Consolidated Edison, Inc. .....   3,311     155,915
  Dominion Resources, Inc. ......   1,804     165,301
  DTE Energy Co. ................   3,155     156,488
  NiSource, Inc. ................   8,078     165,195
  PG&E Corp. ....................   3,248     158,925
  Public Service Enterprise
     Group, Inc. ................   1,745     166,822
  Sempra Energy..................   2,603     160,111
  TECO Energy, Inc. .............   9,664     162,645
  Xcel Energy, Inc. .............   7,046     158,887
                                           ----------
TOTAL MULTI-UTILITIES                       1,927,132
                                           ----------

  WIRELESS TELECOMMUNICATION SERVICES 5.1%
  ALLTEL Corp. ..................   2,241     159,447
  Sprint Nextel Corp. ...........   9,086     155,371
                                           ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES     314,818
                                           ----------
TOTAL COMMON STOCKS
  (Cost $5,726,837)                         6,208,774
                                           ----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund...  12,074      12,074
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,074)                               12,074
                                           ----------
TOTAL INVESTMENTS 99.9%
  (Cost $5,738,911)                         6,220,848
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             7,638
                                           ----------
NET ASSETS--100.0%                         $6,228,486
-----------------------------------------------------



   * Non-Income Producing Security.





                                74


See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES                            October 31, 2007

--------------------------------------------------------------------------------


                                                RYDEX S&P   RYDEX RUSSELL     RYDEX S&P     RYDEX S&P
                                                    EQUAL          TOP 50      500 PURE      500 PURE
                                               WEIGHT ETF             ETF     VALUE ETF    GROWTH ETF
                                           --------------   -------------   -----------   -----------
ASSETS
Investments at Market Value*.............  $2,176,939,223    $680,797,616   $39,570,036   $63,348,520
Cash.....................................           1,927              --            69            --
Receivables:
  Investments Sold.......................      15,174,396              --       717,627       517,586
  Dividends..............................       1,510,469         671,941        67,740        21,766
                                           --------------    ------------   -----------   -----------
     TOTAL ASSETS........................   2,193,626,015     681,469,557    40,355,472    63,887,872
                                           --------------    ------------   -----------   -----------
LIABILITIES
Payables:
  Fund shares repurchased................      15,189,338              --            --            --
  Investments Purchased..................              --              --       707,412       529,684
  Accrued Management Fees................         744,109         114,778        13,195        18,151
                                           --------------    ------------   -----------   -----------
     TOTAL LIABILITIES...................      15,933,447         114,778       720,607       547,835
                                           --------------    ------------   -----------   -----------
NET ASSETS...............................  $2,177,692,568    $681,354,779   $39,634,865   $63,340,037
                                           ==============    ============   ===========   ===========
NET ASSETS CONSIST OF:
Paid-in Capital..........................  $2,107,482,173    $628,026,915   $39,807,397   $58,350,462
Undistributed Net Investment Income......         602,527         690,261        71,041        15,214
Accumulated Net Realized Gain/(Loss) on
  Investments............................      (3,399,435)     (1,538,300)      (11,092)     (355,648)
Net Unrealized
  Appreciation/(Depreciation) on
  Investments............................      73,007,303      54,175,903      (232,481)    5,330,009
                                           --------------    ------------   -----------   -----------
NET ASSETS...............................  $2,177,692,568    $681,354,779   $39,634,865   $63,340,037
                                           ==============    ============   ===========   ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..............      43,010,946       5,850,035     1,150,192     1,600,041
                                           ==============    ============   ===========   ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.............  $        50.63    $     116.47   $     34.46   $     39.59
                                           ==============    ============   ===========   ===========
*Total Cost of Investments...............  $2,103,931,920    $626,621,713   $39,802,517   $58,018,511
                                           ==============    ============   ===========   ===========





                                               75                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES                            October 31, 2007

--------------------------------------------------------------------------------

                                              RYDEX S&P         RYDEX S&P        RYDEX S&P         RYDEX S&P
                                             MIDCAP 400        MIDCAP 400     SMALLCAP 600      SMALLCAP 600
                                         PURE VALUE ETF   PURE GROWTH ETF   PURE VALUE ETF   PURE GROWTH ETF
                                         --------------   ---------------   --------------   ---------------
ASSETS
Investments at Market Value*..........     $21,452,417      $20,918,154       $22,410,692      $11,228,871
Cash..................................              --            1,867                --               --
Receivables:
  Investments Sold....................         861,899          156,611           240,986          607,754
  Dividends...........................          25,866            3,070            24,597              734
                                           -----------      -----------       -----------      -----------
     TOTAL ASSETS.....................      22,340,182       21,079,702        22,676,275       11,837,359
                                           -----------      -----------       -----------      -----------
LIABILITIES
Payables:
  Investments Purchased...............         585,531          159,867           243,171          604,942
  Due to Custodian....................         290,679               --                --               --
  Accrued Management Fees.............           6,344            5,629             6,760            3,311
                                           -----------      -----------       -----------      -----------
     TOTAL LIABILITIES................         882,554          165,496           249,931          608,253
                                           -----------      -----------       -----------      -----------
NET ASSETS............................     $21,457,628      $20,914,206       $22,426,344      $11,229,106
                                           ===========      ===========       ===========      ===========
NET ASSETS CONSIST OF:
Paid-in Capital.......................     $22,038,927      $19,884,850       $25,369,807      $10,371,918
Undistributed Net Investment Income...           7,853            5,819                --               --
Accumulated Net Realized Gain/(Loss)
  on Investments......................        (127,209)         (24,625)         (222,873)         (52,132)
Net Unrealized
  Appreciation/(Depreciation) on
  Investments.........................        (461,943)       1,048,162        (2,720,590)         909,320
                                           -----------      -----------       -----------      -----------
NET ASSETS............................     $21,457,628      $20,914,206       $22,426,344      $11,229,106
                                           ===========      ===========       ===========      ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value...........         600,078          350,008           600,021          250,001
                                           ===========      ===========       ===========      ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share..........     $     35.76      $     59.75       $     37.38      $     44.92
                                           ===========      ===========       ===========      ===========
*Total Cost of Investments............     $21,914,360      $19,869,992       $25,131,282      $10,319,551
                                           ===========      ===========       ===========      ===========






                                76


See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES                            October 31, 2007

--------------------------------------------------------------------------------

                                                    RYDEX S&P      RYDEX S&P
                                                 EQUAL WEIGHT   EQUAL WEIGHT      RYDEX S&P       RYDEX S&P
                                                     CONSUMER       CONSUMER   EQUAL WEIGHT    EQUAL WEIGHT
                                            DISCRETIONARY ETF    STAPLES ETF     ENERGY ETF   FINANCIAL ETF
                                            -----------------   ------------   ------------   -------------
ASSETS
Investments at Market Value*.............      $28,924,375       $7,896,013     $10,128,547     $6,997,368
Receivables:
  Investment Sold........................               --          204,008         505,527         43,297
  Dividends..............................           13,028            7,371           1,871          7,225
Receivable for Fund shares sold..........        6,639,040               --              --             --
                                               -----------       ----------     -----------     ----------
     TOTAL ASSETS........................       35,576,443        8,107,392      10,635,945      7,047,890
                                               -----------       ----------     -----------     ----------
LIABILITIES
Payables:
  Investments Purchased..................        6,636,309          201,984         510,171         45,034
  Accrued Management Fees................           12,203            3,302           4,207          3,036
                                               -----------       ----------     -----------     ----------
     TOTAL LIABILITIES...................        6,648,512          205,286         514,378         48,070
                                               -----------       ----------     -----------     ----------
NET ASSETS...............................      $28,927,931       $7,902,106     $10,121,567     $6,999,820
                                               ===========       ==========     ===========     ==========
NET ASSETS CONSIST OF:
Paid-in Capital..........................      $29,875,108       $7,267,334     $ 7,251,932     $7,361,096
Undistributed Net Investment Income......            9,971            7,621              --             --
Accumulated Net Realized Gain/(Loss) on
  Investments............................           (2,856)         (80,535)        258,084        (31,171)
Net Unrealized
  Appreciation/(Depreciation) on
  Investments............................         (954,292)         707,686       2,611,551       (330,105)
                                               -----------       ----------     -----------     ----------
NET ASSETS...............................      $28,927,931       $7,902,106     $10,121,567     $6,999,820
                                               ===========       ==========     ===========     ==========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..............          650,000          150,000         150,000        150,000
                                               ===========       ==========     ===========     ==========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.............      $     44.50       $    52.68     $     67.48     $    46.67
                                               ===========       ==========     ===========     ==========
*Total Cost of Investments...............      $29,878,667       $7,188,327     $ 7,516,996     $7,327,473
                                               ===========       ==========     ===========     ==========





                                               77                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES                            October 31, 2007

--------------------------------------------------------------------------------

                                           RYDEX S&P        RYDEX S&P      RYDEX S&P       RYDEX S&P      RYDEX S&P
                                        EQUAL WEIGHT     EQUAL WEIGHT   EQUAL WEIGHT    EQUAL WEIGHT   EQUAL WEIGHT
                                     HEALTH CARE ETF  INDUSTRIALS ETF  MATERIALS ETF  TECHNOLOGY ETF  UTILITIES ETF
                                     ---------------  ---------------  -------------  --------------  -------------
ASSETS
Investments at Market Value*.......    $17,373,285       $8,897,425      $8,908,370     $19,316,129     $6,220,848
Cash...............................            143               --              --              --             --
Receivables:
  Investments Sold.................        338,019          471,644              --       9,215,532             --
  Dividends........................         10,910            6,135           8,870           3,622         10,238
                                       -----------       ----------      ----------     -----------     ----------
     TOTAL ASSETS..................     17,722,357        9,375,204       8,917,240      28,535,283      6,231,086
                                       -----------       ----------      ----------     -----------     ----------
LIABILITIES
Payables:
  Investments Purchased............        331,644          466,173              --       1,047,742             --
  Fund shares repurchased..........             --               --              --       8,167,496             --
  Due to Custodian.................             --               --              --           1,274             --
  Accrued Management Fees..........          8,125            3,784           3,767           6,761          2,600
                                       -----------       ----------      ----------     -----------     ----------
     TOTAL LIABILITIES.............        339,769          469,957           3,767       9,223,273          2,600
                                       -----------       ----------      ----------     -----------     ----------
NET ASSETS.........................    $17,382,588       $8,905,247      $8,913,473     $19,312,010     $6,228,486
                                       ===========       ==========      ==========     ===========     ==========
NET ASSETS CONSIST OF:
Paid-in Capital....................    $17,547,972       $7,372,663      $8,379,115     $18,841,439     $5,735,156
Undistributed Net Investment
  Income...........................          2,165            1,947           8,395              --         13,579
Accumulated Net Realized
  Gain/(Loss) on Investments.......        (20,212)         254,226         (12,478)        (23,985)        (2,186)
Net Unrealized
  Appreciation/(Depreciation) on
  Investments......................       (147,337)       1,276,411         538,441         494,556        481,937
                                       -----------       ----------      ----------     -----------     ----------
NET ASSETS.........................    $17,382,588       $8,905,247      $8,913,473     $19,312,010     $6,228,486
                                       ===========       ==========      ==========     ===========     ==========
Shares Outstanding (Unlimited
  Shares Authorized), No Par
  Value............................        300,000          150,000         150,000         350,000        100,000
                                       ===========       ==========      ==========     ===========     ==========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.......    $     57.94       $    59.37      $    59.42     $     55.18     $    62.28
                                       ===========       ==========      ==========     ===========     ==========
*Total Cost of Investments.........    $17,520,622       $7,621,014      $8,369,929     $18,821,573     $5,738,911
                                       ===========       ==========      ==========     ===========     ==========






                                78


See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                                      For the Year Ended
                                                                October 31, 2007

--------------------------------------------------------------------------------


                                               RYDEX S&P   RYDEX RUSSELL     RYDEX S&P    RYDEX S&P
                                                   EQUAL          TOP 50      500 PURE     500 PURE
                                              WEIGHT ETF             ETF     VALUE ETF   GROWTH ETF
                                            ------------   -------------   -----------   ----------
INVESTMENT INCOME
  Dividends...............................  $ 34,402,880    $12,043,736    $   909,658   $  441,374
                                            ------------    -----------    -----------   ----------
     Total Income.........................    34,402,880     12,043,736        909,658      441,374
                                            ------------    -----------    -----------   ----------
EXPENSES
  Management Fee..........................     8,585,186      1,114,984        127,146      153,595
                                            ------------    -----------    -----------   ----------
Net Investment Income.....................    25,817,694     10,928,752        782,512      287,779
                                            ------------    -----------    -----------   ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS
Net Realized Gain/(Loss) From:
  Investments.............................    28,183,590       (772,520)        71,241     (303,897)
  In-kind Redemptions.....................   208,677,545     28,586,344      1,427,730           --
                                            ------------    -----------    -----------   ----------
     Net Realized Gain/(Loss).............   236,861,135     27,813,824      1,498,971     (303,897)
Net Change in Unrealized
  Appreciation/(Depreciation) on
  Investments.............................   (60,770,241)    33,495,340     (1,243,457)   4,763,550
                                            ------------    -----------    -----------   ----------
Net Realized and Unrealized Gain on
  Investments.............................   176,090,894     61,309,164        255,514    4,459,653
                                            ------------    -----------    -----------   ----------
     NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS....................  $201,908,588    $72,237,916    $ 1,038,026   $4,747,432
                                            ============    ===========    ===========   ==========





                                               79                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                                      For the Year Ended
                                                                October 31, 2007

--------------------------------------------------------------------------------

                                           RYDEX S&P         RYDEX S&P        RYDEX S&P         RYDEX S&P
                                          MIDCAP 400        MIDCAP 400     SMALLCAP 600      SMALLCAP 600
                                      PURE VALUE ETF   PURE GROWTH ETF   PURE VALUE ETF   PURE GROWTH ETF
                                      --------------   ---------------   --------------   ---------------
INVESTMENT INCOME
  Dividends.........................    $   497,254       $  193,252       $   408,823       $   34,225
  Foreign Taxes Withheld............             --               --              (227)              --
                                        -----------       ----------       -----------       ----------
     Total Income...................        497,254          193,252           408,596           34,225
                                        -----------       ----------       -----------       ----------
EXPENSES
  Management Fee....................         66,220           71,322            67,159           34,036
                                        -----------       ----------       -----------       ----------
Net Investment Income...............        431,034          121,930           341,437              189
                                        -----------       ----------       -----------       ----------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS
Net Realized Gain/(Loss) From:
  Investments.......................        (60,684)         348,336          (260,960)          69,437
  In-kind Redemptions...............      1,230,879        1,499,170            96,574          400,812
                                        -----------       ----------       -----------       ----------
     Net Realized Gain/(Loss).......      1,170,195        1,847,506          (164,386)         470,249
                                        -----------       ----------       -----------       ----------
Net Change in Unrealized
  Appreciation/(Depreciation) on
  Investments.......................     (1,114,000)       2,040,810        (2,989,872)         855,709
                                        -----------       ----------       -----------       ----------
Net Realized and Unrealized
  Gain/(Loss) on Investments........         56,195        3,888,316        (3,154,258)       1,325,958
                                        -----------       ----------       -----------       ----------
     NET INCREASE/DECREASE IN NET
       ASSETS RESULTING FROM
       OPERATIONS...................    $   487,229       $4,010,246       $(2,812,821)      $1,326,147
                                        ===========       ==========       ===========       ==========






                                80


See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                                      For the Year Ended
                                                                October 31, 2007

--------------------------------------------------------------------------------

                                                  RYDEX S&P      RYDEX S&P
                                               EQUAL WEIGHT   EQUAL WEIGHT      RYDEX S&P         RYDEX S&P
                                                   CONSUMER       CONSUMER   EQUAL WEIGHT      EQUAL WEIGHT
                                         DISCRETIONARY ETF*   STAPLES ETF*    ENERGY ETF*   FINANCIALS ETF*
                                         ------------------   ------------   ------------   ---------------
INVESTMENT INCOME
  Dividends............................      $   447,201        $211,838      $   81,977       $ 134,338
                                             -----------        --------      ----------       ---------
     Total Income......................          447,201         211,838          81,977         134,338
                                             -----------        --------      ----------       ---------
EXPENSES
  Management Fee.......................          190,401          37,892          42,071          28,645
                                             -----------        --------      ----------       ---------
Net Investment Income..................          256,800         173,946          39,906         105,693
                                             -----------        --------      ----------       ---------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS
Net Realized Gain/(Loss) From:
  Investments..........................         (390,702)        (80,535)        260,240         (16,742)
  In-kind Redemptions..................       (2,631,297)         29,767              --         410,092
                                             -----------        --------      ----------       ---------
     Net Realized Gain/(Loss)..........       (3,021,999)        (50,768)        260,240         393,350
                                             -----------        --------      ----------       ---------
  Net Change in Unrealized
     Appreciation/(Depreciation) on
     Investments.......................         (954,292)        707,686       2,611,551        (330,105)
                                             -----------        --------      ----------       ---------
Net Realized and Unrealized Gain/(Loss)
  on Investments.......................       (3,976,291)        656,918       2,871,791          63,245
                                             -----------        --------      ----------       ---------
     NET INCREASE/DECREASE IN NET
       ASSETS RESULTING FROM
       OPERATIONS......................      $(3,719,491)       $830,864      $2,911,697       $ 168,938
                                             ===========        ========      ==========       =========



* The Fund commenced operations on November 1, 2006.


                                               81                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                                      For the Year Ended
                                                                October 31, 2007

--------------------------------------------------------------------------------

                                   RYDEX S&P          RYDEX S&P        RYDEX S&P         RYDEX S&P        RYDEX S&P
                                EQUAL WEIGHT       EQUAL WEIGHT     EQUAL WEIGHT      EQUAL WEIGHT     EQUAL WEIGHT
                            HEALTH CARE ETF*   INDUSTRIALS ETF*   MATERIALS ETF*   TECHNOLOGY ETF*   UTILITIES ETF*
                            ----------------   ----------------   --------------   ---------------   --------------
INVESTMENT INCOME
  Dividends...............     $  134,740         $  125,668        $  170,040        $   43,750       $  258,985
                               ----------         ----------        ----------        ----------       ----------
     Total Income.........        134,740            125,668           170,040            43,750          258,985
                               ----------         ----------        ----------        ----------       ----------
EXPENSES
  Management Fee..........         95,572             41,190            41,693            54,839           41,757
                               ----------         ----------        ----------        ----------       ----------
Net Investment
  Income/(Loss)...........         39,168             84,478           128,347           (11,089)         217,228
                               ----------         ----------        ----------        ----------       ----------
REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
Net Realized Gain From:
  Investments.............         62,510            253,601            23,962           243,828          140,698
  In-kind Redemptions.....      1,027,588                 --         1,060,492         1,162,801          520,862
                               ----------         ----------        ----------        ----------       ----------
     Net Realized Gain....      1,090,098            253,601         1,084,454         1,406,629          661,560
                               ----------         ----------        ----------        ----------       ----------
Net Change in Unrealized
  Appreciation/(Deprecia-
  tion) on Investments....       (147,337)         1,276,411           538,441           494,556          481,937
                               ----------         ----------        ----------        ----------       ----------
Net Realized and
  Unrealized Gain on
  Investments.............        942,761          1,530,012         1,622,895         1,901,185        1,143,497
                               ----------         ----------        ----------        ----------       ----------
     NET INCREASE IN NET
       ASSETS RESULTING
       FROM OPERATIONS....     $  981,929         $1,614,490        $1,751,242        $1,890,096       $1,360,725
                               ==========         ==========        ==========        ==========       ==========



* The Fund commenced operations on November 1, 2006.



                                82


See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                          RYDEX S&P EQUAL WEIGHT ETF             RYDEX RUSSELL TOP 50 ETF
                                     -----------------------------------   -----------------------------------
                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                     OCTOBER 31, 2007   OCTOBER 31, 2006   OCTOBER 31, 2007   OCTOBER 31, 2006
                                     ----------------   ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income............   $   25,817,694     $   18,288,154      $  10,928,752      $  3,238,051
  Net Realized Gain................      236,861,135         98,930,337         27,813,824         6,613,107
  Net Change in Unrealized
     Appreciation/
     (Depreciation) on
     Investments...................      (60,770,241)       112,521,932         33,495,340        22,742,988
                                      --------------     --------------      -------------      ------------
  Net Increase in Net Assets
     Resulting From Operations.....      201,908,588        229,740,423         72,237,916        32,594,146
                                      --------------     --------------      -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income............      (25,503,538)       (17,292,008)       (10,668,692)       (3,010,095)
                                      --------------     --------------      -------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold........    1,286,385,367      1,072,339,911        451,183,675       275,530,048
  Value of Shares Reinvested.......          214,399            114,370              3,303               512
  Value of Shares Repurchased......    1,045,109,356       (596,515,156)      (195,942,838)      (77,658,417)
                                      --------------     --------------      -------------      ------------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................      241,490,410        475,939,125        255,244,140       197,872,143
                                      --------------     --------------      -------------      ------------
     Increase in Net Assets........      417,895,460        688,387,540        316,813,364       227,456,194
NET ASSETS--BEGINNING OF PERIOD....    1,759,797,108      1,071,409,568        364,541,415       137,085,221
                                      --------------     --------------      -------------      ------------
NET ASSETS--END OF PERIOD(1).......   $2,177,692,568     $1,759,797,108      $ 681,354,779      $364,541,415
                                      ==============     ==============      =============      ============
(1) Including Undistributed Net
  Investment Income................   $      602,527     $    1,095,730      $     690,261      $    430,201
                                      ==============     ==============      =============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold......................       25,750,000         14,253,000          4,150,000         2,800,000
  Shares Issued in Connection with
     Stock Split...................               --         27,150,006                 --                --
  Shares Reinvested................            4,357              2,583                 30                 5
  Shares Repurchased...............       20,950,000         (9,950,000)        (1,800,000)         (800,000)
  Shares Outstanding, Beginning of
     Year..........................       38,206,589          6,751,000          3,500,005         1,500,000
                                      --------------     --------------      -------------      ------------
  Shares Outstanding, End of Year..       43,010,946         38,206,589          5,850,035         3,500,005
                                      ==============     ==============      =============      ============





                                               83                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                             RYDEX S&P 500 PURE VALUE ETF         RYDEX S&P 500 PURE GROWTH ETF
                                         -----------------------------------   -----------------------------------
                                                              FOR THE PERIOD                        FOR THE PERIOD
                                                              MARCH 1, 2006*                        MARCH 1, 2006*
                                               YEAR ENDED            THROUGH         YEAR ENDED           THROUGH
                                         OCTOBER 31, 2007   OCTOBER 31, 2006   OCTOBER 31, 2007   OCTOBER 31, 2006
                                         ----------------   ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income................    $    782,512        $   191,191        $   287,779       $    43,592
  Net Realized Gain/(Loss).............       1,498,971            (56,285)          (303,897)           (51,751)
  Net Change in Unrealized
     Appreciation/(Depreciation) on
     Investments.......................      (1,243,457)         1,010,976          4,763,550           566,459
                                           ------------        -----------        -----------       ------------
  Net Increase in Net Assets Resulting
     From Operations...................       1,038,026          1,145,882          4,747,432           558,300
                                           ------------        -----------        -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income................        (763,947)          (125,179)          (279,098)           (37,063)
                                           ------------        -----------        -----------       ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold............      30,026,191         20,211,486         41,220,808        17,128,091
  Value of Shares Reinvested...........           6,721                 --              1,567                 --
  Value of Shares Repurchased..........     (11,904,315)                --                 --                 --
                                           ------------        -----------        -----------       ------------
  Net Increase in Net Assets Resulting
     From Share Transactions...........      18,128,597         20,211,486         41,222,375         17,128,091
                                           ------------        -----------        -----------       ------------
     Increase in Net Assets............      18,402,676         21,232,189         45,690,709        17,649,328
NET ASSETS--BEGINNING OF PERIOD........      21,232,189                 --         17,649,328                 --
                                           ------------        -----------        -----------       ------------
NET ASSETS--END OF PERIOD(1)...........    $ 39,634,865        $21,232,189        $63,340,037       $ 17,649,328
                                           ============        ===========        ===========       ============
(1) Including Undistributed Net
  Investment Income....................    $     71,041        $    62,368        $    15,214       $      6,529
                                           ============        ===========        ===========       ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold..........................         850,000            650,000          1,100,000            500,000
  Shares Reinvested....................             192                 --                 41                 --
  Shares Repurchased...................        (350,000)                --                 --                 --
  Shares Outstanding, Beginning of
     Period............................         650,000                 --            500,000                 --
                                           ------------        -----------        -----------       ------------
  Shares Outstanding, End of Period....       1,150,192            650,000          1,600,041            500,000
                                           ============        ===========        ===========       ============



* The Fund commenced operations on March 1, 2006.



                                84


See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             RYDEX S&P MIDCAP 400 PURE GROWTH
                                     RYDEX S&P MIDCAP 400 PURE VALUE ETF                   ETF
                                     -----------------------------------   -----------------------------------
                                                          FOR THE PERIOD                        FOR THE PERIOD
                                                          MARCH 1, 2006*                        MARCH 1, 2006*
                                           YEAR ENDED            THROUGH         YEAR ENDED            THROUGH
                                     OCTOBER 31, 2007   OCTOBER 31, 2006   OCTOBER 31, 2007   OCTOBER 31, 2006
                                     ----------------   ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income............    $    431,034        $   161,783       $    121,930       $     8,022
  Net Realized Gain/(Loss).........       1,170,195           (106,316)         1,847,506            (23,417)
  Net Change in Unrealized
     Appreciation/(Depreciation) on
     Investments...................      (1,114,000)           652,057          2,040,810           (992,648)
                                       ------------        -----------       ------------       ------------
  Net Increase in Net Assets
     Resulting From Operations.....         487,229            707,024          4,010,246         (1,008,043)
                                       ------------        -----------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income............        (425,129)          (133,471)          (118,480)            (5,659)
  Net Realized Gains...............              --                 --            (64,208)                --
                                       ------------        -----------       ------------       ------------
  Total Distributions..............        (425,129)          (133,471)          (182,688)            (5,659)
                                       ------------        -----------       ------------       ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold........      20,533,730         14,398,483          8,630,176         23,560,420
  Value of Shares Reinvested.......           2,802                 --                432                 --
  Value of Shares Repurchased......     (14,113,540)                --        (14,090,678)               --
                                       ------------        -----------       ------------       ------------
  Net Increase/(Decrease) in Net
     Assets Resulting From Share
     Transactions..................       6,422,992         14,398,483         (5,460,070)        23,560,420
                                       ------------        -----------       ------------       ------------
     Increase/(Decrease) in Net
       Assets......................       6,485,092         14,972,536         (1,632,512)       22,546,718
NET ASSETS--BEGINNING OF PERIOD....      14,972,536                 --         22,546,718                 --
                                       ------------        -----------       ------------       ------------
NET ASSETS--END OF PERIOD(1).......    $ 21,457,628        $14,972,536       $ 20,914,206       $ 22,546,718
                                       ============        ===========       ============       ============
(1) Including Undistributed Net
  Investment Income................    $      7,853        $    21,957       $      5,819       $      2,363
                                       ============        ===========       ============       ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold......................         550,000            450,000            150,000            450,000
  Shares Reinvested................              78                 --                  8                 --
  Shares Repurchased...............        (400,000)                --           (250,000)               --
  Shares Outstanding, Beginning of
     Period........................         450,000                 --            450,000                --
                                       ------------        -----------       ------------       ------------
  Shares Outstanding, End of
     Period........................         600,078            450,000            350,008            450,000
                                       ============        ===========       ============       ============



* The Fund commenced operations on March 1, 2006.


                                               85                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                 RYDEX S&P SMALLCAP 600                RYDEX S&P SMALLCAP 600
                                                          PURE VALUE ETF                       PURE GROWTH ETF
                                     -----------------------------------   -----------------------------------
                                                          FOR THE PERIOD                        FOR THE PERIOD
                                                          MARCH 1, 2006*                        MARCH 1, 2006*
                                           YEAR ENDED            THROUGH         YEAR ENDED            THROUGH
                                     OCTOBER 31, 2007   OCTOBER 31, 2006   OCTOBER 31, 2007   OCTOBER 31, 2006
                                     ----------------   ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income/(Loss).....     $   341,437        $   55,748         $       189        $    (2,038)
  Net Realized Gain/(Loss).........        (164,386)          (25,510)            470,249           (239,219)
  Net Change in Unrealized
     Appreciation/(Depreciation) on
     Investments...................      (2,989,872)          269,282             855,709             53,611
                                        -----------        ----------         -----------        -----------
  Net Increase/(Decrease) in Net
     Assets Resulting From
     Operations....................      (2,812,821)          299,520           1,326,147           (187,646)
                                        -----------        ----------         -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income............        (304,472)          (47,250)             (4,792)                --
  Capital..........................          (9,172)               --                  --                 --
                                        -----------        ----------         -----------        -----------
  Total Distributions to
     Shareholders..................        (313,644)          (47,250)             (4,792)                --
                                        -----------        ----------         -----------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold........      21,411,904         5,766,825           4,219,106        15,469,445
  Value of Shares Reinvested.......             883                --                  44                 --
  Value of Shares Repurchased......      (1,879,073)               --          (2,131,084)        (7,462,114)
                                        -----------        ----------         -----------        -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................      19,533,714         5,766,825           2,088,066         8,007,331
                                        -----------        ----------         -----------        -----------
     Increase in Net Assets........      16,407,249         6,019,095           3,409,421         7,819,685
NET ASSETS--BEGINNING OF PERIOD....       6,019,095                --           7,819,685                 --
                                        -----------        ----------         -----------        -----------
NET ASSETS--END OF PERIOD(1).......     $22,426,344        $6,019,095         $11,229,106        $7,819,685
                                        ===========        ==========         ===========        ===========
(1) Including Undistributed Net
  Investment Income................     $        --        $    7,703         $        --        $        --
                                        ===========        ==========         ===========        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold......................         500,000           150,000             100,000            400,000
  Shares Reinvested................              21                --                   1                 --
  Shares Repurchased...............         (50,000)               --             (50,000)          (200,000)
  Shares Outstanding, Beginning of
     Period........................         150,000                --             200,000                 --
                                        -----------        ----------         -----------        -----------
  Shares Outstanding, End of
     Period........................         600,021           150,000             250,001            200,000
                                        ===========        ==========         ===========        ===========



* The Fund commenced operations on March 1, 2006.



                                86


See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                         RYDEX S&P EQUAL     RYDEX S&P EQUAL
                                                         WEIGHT CONSUMER     WEIGHT CONSUMER
                                                       DISCRETIONARY ETF         STAPLES ETF
                                                       -----------------   -----------------
                                                          FOR THE PERIOD      FOR THE PERIOD
                                                       NOVEMBER 1, 2006*   NOVEMBER 1, 2006*
                                                                 THROUGH             THROUGH
                                                        OCTOBER 31, 2007    OCTOBER 31, 2007
                                                       -----------------   -----------------
OPERATIONS
  Net Investment Income..............................      $     256,800         $   173,946
  Net Realized Gain/(Loss)...........................         (3,021,999)            (50,768)
  Net Change in Unrealized
     Appreciation/(Depreciation) on Investments......           (954,292)            707,686
                                                           -------------         -----------
  Net Increase/(Decrease) in Net Assets Resulting
     From Operations.................................         (3,719,491)            830,864
                                                           -------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income..............................           (246,829)           (166,325)
                                                           -------------         -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold..........................        164,688,912           9,840,904
  Value of Shares Reinvested.........................                 --                  --
  Value of Shares Repurchased........................       (131,794,661)         (2,603,337)
                                                           -------------         -----------
  Net Increase in Net Assets Resulting From Share
     Transactions....................................         32,894,251           7,237,567
                                                           -------------         -----------
     Increase in Net Assets..........................         28,927,931           7,902,106
NET ASSETS--BEGINNING OF PERIOD......................                 --                  --
                                                           -------------         -----------
NET ASSETS--END OF PERIOD(1).........................      $  28,927,931         $ 7,902,106
                                                           =============         ===========
(1) Including Undistributed Net Investment Income....      $       9,971         $     7,621
                                                           =============         ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold........................................          3,550,000             200,000
  Shares Reinvested..................................                 --                  --
  Shares Repurchased.................................         (2,900,000)            (50,000)
  Shares Outstanding, Beginning of Period............                 --                  --
                                                           -------------         -----------
  Shares Outstanding, End of Period..................            650,000             150,000
                                                           =============         ===========



* The Fund commenced operations on November 1, 2006.


                                               87                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                        RYDEX S&P EQUAL         RYDEX S&P EQUAL
                                                      WEIGHT ENERGY ETF   WEIGHT FINANCIALS ETF
                                                      -----------------   ---------------------
                                                         FOR THE PERIOD          FOR THE PERIOD
                                                      NOVEMBER 1, 2006*       NOVEMBER 1, 2006*
                                                                THROUGH                 THROUGH
                                                       OCTOBER 31, 2007        OCTOBER 31, 2007
                                                      -----------------   ---------------------
OPERATIONS
  Net Investment Income.............................        $    39,906            $    105,693
  Net Realized Gain.................................            260,240                 393,350
  Net Change in Unrealized
     Appreciation/(Depreciation) on Investments.....          2,611,551                (330,105)
                                                            -----------            ------------
  Net Increase in Net Assets Resulting From
     Operations.....................................          2,911,697                 168,938
                                                            -----------            ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income.............................            (42,062)                (98,785)
                                                            -----------            ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold.........................          7,251,932              31,922,837
  Value of Shares Reinvested........................                 --                      --
  Value of Shares Repurchased.......................                 --             (24,993,170)
                                                            -----------            ------------
  Net Increase in Net Assets Resulting From Share
     Transactions...................................          7,251,932               6,929,667
                                                            -----------            ------------
     Increase in Net Assets.........................         10,121,567               6,999,820
NET ASSETS--BEGINNING OF PERIOD.....................                 --                      --
                                                            -----------            ------------
NET ASSETS--END OF PERIOD(1)........................        $10,121,567            $  6,999,820
                                                            ===========            ============
(1) Including Undistributed Net Investment
  Income/(Loss).....................................        $        --            $         --
                                                            ===========            ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.......................................            150,000                 650,000
  Shares Reinvested.................................                 --                      --
  Shares Repurchased................................                 --                (500,000)
  Shares Outstanding, Beginning of Period...........                 --                      --
                                                            -----------            ------------
  Shares Outstanding, End of Period.................            150,000                 150,000
                                                            ===========            ============



* The Fund commenced operations on November 1, 2006.



                                88


See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                               RYDEX S&P             RYDEX S&P
                                                            EQUAL WEIGHT          EQUAL WEIGHT
                                                         HEALTH CARE ETF       INDUSTRIALS ETF
                                                       -----------------     -----------------
                                                          FOR THE PERIOD        FOR THE PERIOD
                                                       NOVEMBER 1, 2006*     NOVEMBER 1, 2006*
                                                                 THROUGH               THROUGH
                                                        OCTOBER 31, 2007      OCTOBER 31, 2007
                                                       -----------------     -----------------
OPERATIONS
  Net Investment Income..............................       $     39,168            $   84,478
  Net Realized Gain..................................          1,090,098               253,601
  Net Change in Unrealized
     Appreciation/(Depreciation) on Investments......           (147,337)            1,276,411
                                                            ------------            ----------
  Net Increase in Net Assets Resulting From
     Operations......................................            981,929             1,614,490
                                                            ------------            ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income..............................            (37,003)              (81,906)
                                                            ------------            ----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold..........................         36,174,181             7,372,663
  Value of Shares Reinvested.........................                 --                    --
  Value of Shares Repurchased........................        (19,736,519)                   --
                                                            ------------            ----------
  Net Increase in Net Assets Resulting From Share
     Transactions....................................         16,437,662             7,372,663
                                                            ------------            ----------
     Increase in Net Assets..........................         17,382,588             8,905,247
NET ASSETS--BEGINNING OF PERIOD......................                 --                    --
                                                            ------------            ----------
NET ASSETS--END OF PERIOD(1).........................       $ 17,382,588            $8,905,247
                                                            ============            ==========
(1) Including Undistributed Net Investment Income....       $      2,165            $    1,947
                                                            ============            ==========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold........................................            650,000               150,000
  Shares Reinvested..................................                 --                    --
  Shares Repurchased.................................           (350,000)                   --
  Shares Outstanding, Beginning of Period............                 --                    --
                                                            ------------            ----------
  Shares Outstanding, End of Period..................            300,000               150,000
                                                            ============            ==========



* The Fund commenced operations on November 1, 2006.


                                               89                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                               RYDEX S&P             RYDEX S&P
                                                            EQUAL WEIGHT          EQUAL WEIGHT
                                                           MATERIALS ETF        TECHNOLOGY ETF
                                                       -----------------     -----------------
                                                          FOR THE PERIOD        FOR THE PERIOD
                                                       NOVEMBER 1, 2006*     NOVEMBER 1, 2006*
                                                                 THROUGH               THROUGH
                                                        OCTOBER 31, 2007      OCTOBER 31, 2007
                                                       -----------------     -----------------
OPERATIONS
  Net Investment Income/(Loss).......................       $    128,347           $   (11,089)
  Net Realized Gain..................................          1,084,454             1,406,629
  Net Change in Unrealized Appreciation on
     Investments.....................................            538,441               494,556
                                                            ------------           -----------
  Net Increase in Net Assets Resulting From
     Operations......................................          1,751,242             1,890,096
                                                            ------------           -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income..............................           (119,952)                   --
                                                            ------------           -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold..........................         26,216,591            25,589,410
  Value of Shares Reinvested.........................                 --                    --
  Value of Shares Repurchased........................        (18,934,408)           (8,167,496)
                                                            ------------           -----------
  Net Increase in Net Assets Resulting From Share
     Transactions....................................          7,282,183            17,421,914
                                                            ------------           -----------
     Increase in Net Assets..........................          8,913,473            19,312,010
NET ASSETS--BEGINNING OF PERIOD......................                 --                    --
                                                            ------------           -----------
NET ASSETS--END OF PERIOD(1).........................       $  8,913,473           $19,312,010
                                                            ============           ===========
(1) Including Undistributed Net Investment Income....       $      8,395           $        --
                                                            ============           ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold........................................            500,000               500,000
  Shares Reinvested..................................                 --                    --
  Shares Repurchased.................................           (350,000)             (150,000)
  Shares Outstanding, Beginning of Period............                 --                    --
                                                            ------------           -----------
  Shares Outstanding, End of Period..................            150,000               350,000
                                                            ============           ===========



* The Fund commenced operations on November 1, 2006.



                                90


See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           RYDEX S&P
                                                                        EQUAL WEIGHT
                                                                       UTILITIES ETF
                                                                   -----------------
                                                                      FOR THE PERIOD
                                                                   NOVEMBER 1, 2006*
                                                                             THROUGH
                                                                    OCTOBER 31, 2007
                                                                   -----------------
OPERATIONS
  Net Investment Income..........................................        $   217,228
  Net Realized Gain..............................................            661,560
  Net Change in Unrealized Appreciation on Investments...........            481,937
                                                                         -----------
  Net Increase in Net Assets Resulting From Operations...........          1,360,725
                                                                         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income..........................................           (203,649)
                                                                         -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold......................................         13,839,342
  Value of Shares Reinvested.....................................                 --
  Value of Shares Repurchased....................................         (8,767,932)
                                                                         -----------
  Net Increase in Net Assets Resulting From Share Transactions...          5,071,410
                                                                         -----------
     Increase in Net Assets......................................          6,228,486
NET ASSETS--BEGINNING OF PERIOD..................................                 --
                                                                         -----------
NET ASSETS--END OF PERIOD(1).....................................        $ 6,228,486
                                                                         ===========
(1) Including Undistributed Net Investment Income................        $    13,579
                                                                         ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold....................................................            250,000
  Shares Reinvested..............................................                 --
  Shares Repurchased.............................................           (150,000)
  Shares Outstanding, Beginning of Period........................                 --
                                                                         -----------
  Shares Outstanding, End of Period..............................            100,000
                                                                         ===========



* The Fund commenced operations on November 1, 2006.


                                               91                 ANNUAL REPORT



See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                                      RYDEX S&P EQUAL WEIGHT ETF
                       ---------------------------------------------------------------------------------------
                                                                                                FOR THE PERIOD
                                                                                               APRIL 24, 2003*
                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED           THROUGH
                           OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                               2007(1)        2006(1)(2)           2005(1)           2004(1)           2003(1)
                       ---------------   ---------------   ---------------   ---------------   ---------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF
  PERIOD.............           $46.06            $39.68            $35.70            $31.61            $25.26
                            ----------        ----------        ----------          --------          --------
Net Investment
  Income**...........             0.59              0.52              0.43              0.37              0.18
Net Realized and
  Unrealized Gain on
  Investments........             4.56              6.36              3.95              4.08              6.33
                            ----------        ----------        ----------          --------          --------
TOTAL FROM INVESTMENT
  OPERATIONS.........             5.15              6.88              4.38              4.45              6.51
                            ----------        ----------        ----------          --------          --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment
  Income.............            (0.58)            (0.50)            (0.40)            (0.36)            (0.16)
                            ----------        ----------        ----------          --------          --------
NET ASSET VALUE AT
  END OF PERIOD......           $50.63            $46.06            $39.68            $35.70            $31.61
                            ==========        ==========        ==========          ========          ========
TOTAL RETURN***......            11.23%            17.42%            12.29%            14.11%            25.77%
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets at End of
  Period (000's
  Omitted)...........       $2,177,693        $1,759,797        $1,071,410          $485,636          $177,135
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.............             0.40%             0.40%             0.40%             0.40%             0.40%****
Net Investment
  Income.............             1.22%             1.21%             1.11%             1.09%             1.13%****
Portfolio Turnover
  Rate+..............               25%               16%               22%               55%               42%



      * The Fund commenced operations on April 24, 2003.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
    (1) All per share information representing data prior to April 26, 2006 has been adjusted for the effect of a 4 for 1 stock split which occurred on April 26, 2006.
    (2) Beginning with the year ended October 31, 2006, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



                                92


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                 RYDEX RUSSELL TOP 50 ETF
                                                ---------------------------------------------------------
                                                                                           FOR THE PERIOD
                                                                                             MAY 4, 2005*
                                                      YEAR ENDED            YEAR ENDED            THROUGH
                                                OCTOBER 31, 2007   OCTOBER 31, 2006(1)   OCTOBER 31, 2005
                                                ----------------   -------------------   ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........           $104.15                $91.39             $91.51
                                                        --------              --------           --------
Net Investment Income**.......................              2.15                  1.92               0.79
Net Realized and Unrealized Gain/(Loss) on
  Investments.................................             12.25                 12.71              (0.46)
                                                        --------              --------           --------
TOTAL FROM INVESTMENT OPERATIONS..............             14.40                 14.63               0.33
                                                        --------              --------           --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................             (2.08)                (1.87)             (0.45)
                                                        --------              --------           --------
NET ASSET VALUE AT END OF PERIOD..............           $116.47               $104.15             $91.39
                                                        ========              ========           ========
TOTAL RETURN***...............................             13.96%                16.18%              0.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...          $681,355              $364,541           $137,085
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................              0.20%                 0.20%              0.20%****
Net Investment Income.........................              1.96%                 1.98%              1.74%****
Portfolio Turnover Rate+......................                 8%                    7%                 1%



      * The Fund commenced operations on May 4, 2005.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
    (1) Beginning with the year ended October 31, 2006, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                               93                 ANNUAL REPORT



See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                       RYDEX S&P 500                       RYDEX S&P 500
                                      PURE VALUE ETF                      PURE GROWTH ETF           RYDEX S&P MIDCAP
                            ----------------------------------  ----------------------------------         400
                                                FOR THE PERIOD                      FOR THE PERIOD   PURE VALUE ETF
                                                MARCH 1, 2006*                      MARCH 1, 2006*  ----------------
                                  YEAR ENDED           THROUGH        YEAR ENDED           THROUGH        YEAR ENDED
                            OCTOBER 31, 2007  OCTOBER 31, 2006  OCTOBER 31, 2007  OCTOBER 31, 2006  OCTOBER 31, 2007
                            ----------------  ----------------  ----------------  ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD.....            $32.66            $29.87            $35.30            $34.42            $33.27
                                     -------           -------           -------           -------           -------
Net Investment Income**...              0.75              0.49              0.25              0.11              0.82
Net Realized and
  Unrealized Gain on
  Investments.............              1.80              2.58              4.26              0.84              2.48
                                     -------           -------           -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS..............              2.55              3.07              4.51              0.95              3.30
                                     -------           -------           -------           -------           -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.....             (0.75)            (0.28)            (0.22)            (0.07)            (0.81)
                                     -------           -------           -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD..................            $34.46            $32.66            $39.59            $35.30            $35.76
                                     =======           =======           =======           =======           =======
TOTAL RETURN***...........              7.79%            10.27%            12.79%             2.77%             9.94%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's Omitted)..           $39,635           $21,232           $63,340           $17,649           $21,458
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..................              0.35%             0.35%****         0.35%             0.35%****         0.35%
Net Investment Income.....              2.15%             2.37%****         0.66%             0.48%****         2.28%
Portfolio Turnover Rate+..                26%                4%               24%                7%               46%
                            RYDEX S&P MIDCAP
                                   400
                             PURE VALUE ETF
                            ----------------
                              FOR THE PERIOD
                              MARCH 1, 2006*
                                     THROUGH
                            OCTOBER 31, 2006
                            ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD.....            $31.53
                                     -------
Net Investment Income**...              0.44
Net Realized and
  Unrealized Gain on
  Investments.............              1.60
                                     -------
TOTAL FROM INVESTMENT
  OPERATIONS..............              2.04
                                     -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.....             (0.30)
                                     -------
NET ASSET VALUE AT END OF
  PERIOD..................            $33.27
                                     =======
TOTAL RETURN***...........              6.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's Omitted)..           $14,973
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..................              0.35%****
Net Investment Income.....              2.07%****
Portfolio Turnover Rate+..                 4%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



                                94


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                      RYDEX S&P MIDCAP 400         RYDEX S&P SMALLCAP 600        RYDEX S&P SMALLCAP 600
                                        PURE GROWTH ETF                PURE VALUE ETF               PURE GROWTH ETF
                                 ----------------------------- ----------------------------- -----------------------------
                                                FOR THE PERIOD                FOR THE PERIOD                FOR THE PERIOD
                                                MARCH 1, 2006*                MARCH 1, 2006*                MARCH 1, 2006*
                                     YEAR ENDED        THROUGH     YEAR ENDED        THROUGH     YEAR ENDED        THROUGH
                                    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                           2007           2006           2007           2006           2007           2006
                                 -------------- -------------- -------------- -------------- -------------- --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD........................         $50.10         $52.62         $40.13         $38.45         $39.10         $39.31
                                        -------        -------        -------         ------        -------         ------
Net Investment Income/(Loss)**..           0.33           0.02           0.74           0.37             --          (0.01)
Net Realized and Unrealized
  Gain/(Loss) on Investments....           9.73          (2.53)         (2.85)          1.62           5.84          (0.20)
                                        -------        -------        -------         ------        -------         ------
TOTAL FROM INVESTMENT
  OPERATIONS....................          10.06          (2.51)         (2.11)          1.99           5.84          (0.21)
                                        -------        -------        -------         ------        -------         ------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income...........          (0.27)         (0.01)         (0.62)         (0.31)         (0.02)            --
Net Realized Gains..............          (0.14)            --             --             --             --             --
Capital.........................             --             --          (0.02)            --             --             --
                                        -------        -------        -------         ------        -------         ------
Total Distributions.............          (0.41)         (0.01)         (0.64)         (0.31)         (0.02)            --
                                        -------        -------        -------         ------        -------         ------
NET ASSET VALUE AT END OF
  PERIOD........................         $59.75         $50.10         $37.38         $40.13         $44.92         $39.10
                                        =======        =======        =======         ======        =======         ======
TOTAL RETURN***.................          20.17%         (4.76)%        (5.38)%         5.19%         14.93%         (0.55)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)...............        $20,914        $22,547        $22,426         $6,019        $11,229         $7,820
RATIO TO AVERAGE NET ASSETS OF:
Expenses........................           0.35%          0.35%****      0.35%          0.35%****      0.35%          0.35%****
Net Investment Income/(Loss)....           0.60%          0.07%****      1.78%          1.46%****      0.00%         (0.04)%****
Portfolio Turnover Rate+........             53%            14%            37%             7%            51%            14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                               95                 ANNUAL REPORT



See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                 RYDEX S&P              RYDEX S&P
                                                     EQUAL WEIGHT CONSUMER           EQUAL WEIGHT
                                                         DISCRETIONARY ETF   CONSUMER STAPLES ETF
                                                     ---------------------   --------------------
                                                            FOR THE PERIOD         FOR THE PERIOD
                                                         NOVEMBER 1, 2006*      NOVEMBER 1, 2006*
                                                                   THROUGH                THROUGH
                                                          OCTOBER 31, 2007       OCTOBER 31, 2007
                                                     ---------------------   --------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.............                 $44.98                 $48.16
                                                                   -------                 ------
Net Investment Income**............................                   0.32                   1.16
Net Realized and Unrealized Gain/(Loss) on
  Investments......................................                  (0.49)                  4.32
                                                                   -------                 ------
TOTAL FROM INVESTMENT OPERATIONS...................                  (0.17)                  5.48
                                                                   -------                 ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income..............................                  (0.31)                 (0.96)
                                                                   -------                 ------
NET ASSET VALUE AT END OF PERIOD...................                 $44.50                 $52.68
                                                                   =======                 ======
TOTAL RETURN***....................................                  (0.40)%                11.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted)........                $28,928                 $7,902
RATIO TO AVERAGE NET ASSETS OF:
Expenses...........................................                   0.50%                  0.50%
Net Investment Income..............................                   0.67%                  2.29%
Portfolio Turnover Rate+...........................                     28%                    19%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



                                96


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                RYDEX S&P           RYDEX S&P
                                                             EQUAL WEIGHT        EQUAL WEIGHT
                                                               ENERGY ETF      FINANCIALS ETF
                                                        -----------------   -----------------
                                                           FOR THE PERIOD      FOR THE PERIOD
                                                        NOVEMBER 1, 2006*   NOVEMBER 1, 2006*
                                                                  THROUGH             THROUGH
                                                         OCTOBER 31, 2007    OCTOBER 31, 2007
                                                        -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD................             $48.35              $48.57
                                                                  -------              ------
Net Investment Income**...............................               0.27                0.92
Net Realized and Unrealized Gain/(Loss) on
  Investments.........................................              19.14               (1.95)
                                                                  -------              ------
TOTAL FROM INVESTMENT OPERATIONS......................              19.41               (1.03)
                                                                  -------              ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.................................              (0.28)              (0.87)
                                                                  -------              ------
NET ASSET VALUE AT END OF PERIOD......................             $67.48              $46.67
                                                                  =======              ======
TOTAL RETURN***.......................................              40.28%              (2.23)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted)...........            $10,122              $7,000
RATIO TO AVERAGE NET ASSETS OF:
Expenses..............................................               0.50%               0.50%
Net Investment Income.................................               0.47%               1.84%
Portfolio Turnover Rate+..............................                 34%                 31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                               97                 ANNUAL REPORT



See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                RYDEX S&P           RYDEX S&P
                                                             EQUAL WEIGHT        EQUAL WEIGHT
                                                          HEALTH CARE ETF     INDUSTRIALS ETF
                                                        -----------------   -----------------
                                                           FOR THE PERIOD      FOR THE PERIOD
                                                        NOVEMBER 1, 2006*   NOVEMBER 1, 2006*
                                                                  THROUGH             THROUGH
                                                         OCTOBER 31, 2007    OCTOBER 31, 2007
                                                        -----------------   -----------------
------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD................             $49.46              $49.15
                                                                  -------              ------
Net Investment Income**...............................               0.11                0.56
Net Realized and Unrealized Gain on Investments.......               8.48               10.21
                                                                  -------              ------
TOTAL FROM INVESTMENT OPERATIONS......................               8.59               10.77
                                                                  -------              ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.................................              (0.11)              (0.55)
                                                                  -------              ------
NET ASSET VALUE AT END OF PERIOD......................             $57.94              $59.37
                                                                  =======              ======
TOTAL RETURN***.......................................              17.37%              22.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted)...........            $17,383              $8,905
RATIO TO AVERAGE NET ASSETS OF:
Expenses..............................................               0.50%               0.50%
Net Investment Income.................................               0.20%               1.02%
Portfolio Turnover Rate+..............................                 55%                 36%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



                                98


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                RYDEX S&P           RYDEX S&P
                                                             EQUAL WEIGHT        EQUAL WEIGHT
                                                            MATERIALS ETF      TECHNOLOGY ETF
                                                        -----------------   -----------------
                                                           FOR THE PERIOD      FOR THE PERIOD
                                                        NOVEMBER 1, 2006*   NOVEMBER 1, 2006*
                                                                  THROUGH             THROUGH
                                                         OCTOBER 31, 2007    OCTOBER 31, 2007
                                                        -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD................             $48.43              $47.80
                                                                   ------             -------
Net Investment Income/(Loss)**........................               0.85               (0.05)
Net Realized and Unrealized Gain on Investments.......              10.74                7.43
                                                                   ------             -------
TOTAL FROM INVESTMENT OPERATIONS......................              11.59                7.38
                                                                   ------             -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.................................              (0.60)                 --
                                                                   ------             -------
NET ASSET VALUE AT END OF PERIOD (000'S OMITTED)......             $59.42              $55.18
                                                                   ======             =======
TOTAL RETURN***.......................................              24.02%              15.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted)...........             $8,913             $19,312
RATIO TO AVERAGE NET ASSETS OF:
Expenses..............................................               0.50%               0.50%
Net Investment Income.................................               1.53%              (0.10)%
Portfolio Turnover Rate+..............................                 31%                 60%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                               99                 ANNUAL REPORT



See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                           RYDEX S&P
                                                                        EQUAL WEIGHT
                                                                       UTILITIES ETF
                                                                   -----------------
                                                                      FOR THE PERIOD
                                                                   NOVEMBER 1, 2006*
                                                                             THROUGH
                                                                    OCTOBER 31, 2007
                                                                   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD...........................             $54.91
                                                                              ------
Net Investment Income**..........................................               1.55
Net Realized and Unrealized Gain on Investments**................               7.38
                                                                              ------
TOTAL FROM INVESTMENT OPERATIONS.................................               8.93
                                                                              ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income............................................              (1.56)
                                                                              ------
NET ASSET VALUE AT END OF PERIOD.................................             $62.28
                                                                              ======
TOTAL RETURN***..................................................              16.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted)......................             $6,228
RATIO TO AVERAGE NET ASSETS OF:
Expenses.........................................................               0.50%
Net Investment Income............................................               2.59%
Portfolio Turnover Rate+.........................................                 20%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



                               100


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS                                   October 31, 2007

--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of seventeen series: Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, Rydex S&P SmallCap 600 Pure Growth ETF, Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF (each a "Fund" and collectively, the "Funds"). Rydex S&P Equal Weight ETF commenced operations on April 24, 2003. Rydex Russell Top 50 ETF commenced operations on May 4, 2005. Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006. Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF commenced operations on November 1, 2006.

The Funds' investment objective is to provide investment results that correspond generally to the performance, before fees and expenses, of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P Equal Weight ETF tracks the S&P 500 Equal Weight Total Return Index. Rydex Russell Top 50 ETF tracks the Russell Top 50(TM) Index. Rydex S&P 500 Pure Value ETF tracks the S&P 500/Citigroup Pure Value Index, the Rydex S&P 500 Pure Growth ETF tracks the S&P 500/Citigroup Pure Growth Index, the Rydex S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400/Citigroup Pure Value Index, the Rydex S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400/Citigroup Pure Growth Index, the Rydex S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600/Citigroup Pure Value Index, the Rydex S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600/Citigroup Pure Growth Index, Rydex S&P Equal Weight Consumer Discretionary ETF tracks the S&P Equal Weight Index Consumer Discretionary, the Rydex S&P Equal Weight Consumer Staples ETF tracks the S&P Equal Weight Index Consumer Staples, the Rydex S&P Equal Weight Energy ETF tracks the S&P Equal Weight Index Energy, the Rydex S&P Equal Weight Financials ETF tracks the S&P Equal Weight Index Financials, the Rydex S&P Equal Weight Health Care ETF tracks the S&P Equal Weight Index Health Care, the Rydex S&P Equal Weight Industrials ETF tracks the S&P Equal Weight Index Industrials, the Rydex S&P Equal Weight Materials ETF tracks the S&P Equal Weight Index Materials, the Rydex S&P Equal Weight Technology ETF tracks the S&P Equal Weight Index Information Technology and the Rydex S&P Equal Weight Utilities ETF tracks the S&P Equal Weight Index Telecommunication Services & Utilities. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.


                                              101                 ANNUAL REPORT

--------------------------------------------------------------------------------

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

On September 15, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standard No. 157 Fair Value Measurement ("FAS 157") which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Funds' financial statements.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Global Advisors, which acts as the Funds' investment advisor (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. For the year ended October 31, 2007, the Funds had not engaged in repurchase transactions.

D. FEDERAL INCOME TAXES

The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

--------------------------------------------------------------------------------

In order to present paid-in-capital, undistributed net investment income/(loss) and accumulated net realized gain/(loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or net asset value per share. The most significant of these adjustments is for net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. The in-kind net capital gains for the year ended October 31, 2007 are disclosed in the Fund's Statement of Operations. For the year ended October 31, 2007, the adjustments for the Funds were as follows

                                                                      UNDISTRIBUTED     ACCUMULATED
                                                           PAID-IN   NET INVESTMENT    NET REALIZED
                                                           CAPITAL           INCOME     GAIN/(LOSS)
                                                      ------------   --------------   -------------
Rydex S&P Equal Weight ETF..........................  $223,878,979      $(807,359)    $(223,071,620)
Rydex Russell Top 50 ETF............................    28,549,174             --       (28,549,174)
Rydex S&P 500 Pure Value ETF........................     1,467,314         (9,892)       (1,457,422)
Rydex S&P 500 Pure Growth ETF.......................            (4)             4                --
Rydex S&P MidCap 400 Pure Value ETF.................     1,217,452        (20,009)       (1,197,443)
Rydex S&P MidCap 400 Pure Growth ETF................     1,784,500              6        (1,784,506)
Rydex S&P SmallCap 600 Pure Value ETF...............        78,440        (44,668)          (33,772)
Rydex S&P SmallCap 600 Pure Growth ETF..............       460,147          4,603          (464,750)
Rydex S&P Equal Weight Consumer Discretionary ETF...    (3,019,143)            --         3,019,143
Rydex S&P Equal Weight Consumer Staples ETF.........        29,767             --           (29,767)
Rydex S&P Equal Weight Energy ETF...................            --          2,156            (2,156)
Rydex S&P Equal Weight Financials ETF...............       431,430         (6,908)         (424,522)
Rydex S&P Equal Weight Health Care ETF..............     1,110,310             --        (1,110,310)
Rydex S&P Equal Weight Industrials ETF..............            --           (625)              625
Rydex S&P Equal Weight Materials ETF................     1,096,932             --        (1,096,932)
Rydex S&P Equal Weight Technology ETF...............     1,419,525         11,089        (1,430,614)
Rydex S&P Equal Weight Utilities ETF................       663,746             --          (663,746)


For the year ended October 31, 2007, there were no significant differences between the book basis and tax basis of net unrealized appreciation (depreciation) in value of investments other than tax deferral of losses on wash sales and the cumulative return of capital payments on REITs.

At October 31, 2007, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                               2013      2014       2015
                                                             -------   --------   --------
Rydex S&P Equal Weight ETF.................................  $    --   $     --   $     --
Rydex Russell Top 50 ETF...................................   88,468    675,404    618,363
Rydex S&P 500 Pure Value ETF...............................       --         --         --
Rydex S&P 500 Pure Growth ETF..............................       --     28,988    142,389
Rydex S&P MidCap 400 Pure Value ETF........................       --     94,708     13,767
Rydex S&P MidCap 400 Pure Growth ETF.......................       --         --         --
Rydex S&P SmallCap 600 Pure Value ETF......................       --     16,654    170,782
Rydex S&P SmallCap 600 Pure Growth ETF.....................       --         --         --
Rydex S&P Equal Weight Consumer Discretionary ETF..........       --         --         --
Rydex S&P Equal Weight Consumer Staples ETF................       --         --     54,862
Rydex S&P Equal Weight Energy ETF..........................       --         --         --
Rydex S&P Equal Weight Financials ETF......................       --         --         --
Rydex S&P Equal Weight Health Care ETF.....................       --         --         --
Rydex S&P Equal Weight Industrials ETF.....................       --         --         --
Rydex S&P Equal Weight Materials ETF.......................       --         --         --
Rydex S&P Equal Weight Technology ETF......................       --         --         --
Rydex S&P Equal Weight Utilities ETF.......................       --         --         --


Rydex S&P 500 Pure Value ETF, Rydex S&P Equal Weight ETF and Rydex S&P Small Cap 600 Pure Growth ETF used capital loss carryover from prior year in the current year for the amount of $44,302, $16,595,327 and $27,599, respectively.


                                              103                 ANNUAL REPORT

--------------------------------------------------------------------------------

The tax character of distributable earnings (accumulated losses) at October 31, 2007 were as follows:

                                                                 UNDISTRIBUTED                    UNREALIZED
                                                  UNDISTRIBUTED      LONG TERM  CAPITAL LOSS   APPRECIATION/
                                                ORDINARY INCOME   CAPITAL GAIN  CARRYFORWARD  (DEPRECIATION)
                                                ---------------  -------------  ------------  --------------
Rydex S&P Equal Weight ETF...................       $602,527        $     --     $        --    $69,607,868
Rydex Russell Top 50 ETF.....................        690,261              --      (1,382,235)    54,019,838
Rydex S&P 500 Pure Value ETF.................         71,041              --              --       (243,573)
Rydex S&P 500 Pure Growth ETF................         15,214              --        (171,377)     5,145,738
Rydex S&P MidCap 400 Pure Value ETF..........          7,853              --        (108,475)      (480,677)
Rydex S&P MidCap 400 Pure Growth ETF.........          5,819              --              --      1,023,537
Rydex S&P SmallCap 600 Pure Value ETF........             --              --        (187,436)    (2,756,027)
Rydex S&P SmallCap 600 Pure Growth ETF.......             --              --              --        857,188
Rydex S&P Equal Weight Consumer Discretionary
  ETF........................................          9,971              --              --       (957,148)
Rydex S&P Equal Weight Consumer Staples ETF..          7,621              --         (54,862)       682,013
Rydex S&P Equal Weight Energy ETF............        269,337              --              --      2,600,298
Rydex S&P Equal Weight Financials ETF........             --              --              --       (361,276)
Rydex S&P Equal Weight Health Care ETF.......          2,165              --              --       (167,549)
Rydex S&P Equal Weight Industrials ETF.......        268,390              --              --      1,264,194
Rydex S&P Equal Weight Materials ETF.........          8,395              --              --        525,963
Rydex S&P Equal Weight Technology ETF........             --              --              --        470,571
Rydex S&P Equal Weight Utilities ETF.........         13,579              --              --        479,751


The tax character of distributions paid during 2007 were as follows:

                                                                   ORDINARY      LONG-TERM
                                                                     INCOME   CAPITAL GAIN
                                                                -----------   ------------
Rydex S&P Equal Weight ETF....................................  $25,503,538     $     --
Rydex Russell Top 50 ETF......................................   10,668,692           --
Rydex S&P 500 Pure Value ETF..................................      763,947           --
Rydex S&P 500 Pure Growth ETF.................................      279,098           --
Rydex S&P MidCap 400 Pure Value ETF...........................      425,129           --
Rydex S&P MidCap 400 Pure Growth ETF..........................      182,688           --
Rydex S&P SmallCap 600 Pure Value ETF.........................      313,644           --
Rydex S&P SmallCap 600 Pure Growth ETF........................        4,792           --
Rydex S&P Equal Weight Consumer Discretionary ETF.............      246,829           --
Rydex S&P Equal Weight Consumer Staples ETF...................      166,325           --
Rydex S&P Equal Weight Energy ETF.............................       42,062           --
Rydex S&P Equal Weight Financials ETF.........................       98,785           --
Rydex S&P Equal Weight Health Care ETF........................       37,003           --
Rydex S&P Equal Weight Industrials ETF........................       81,906           --
Rydex S&P Equal Weight Materials ETF..........................      119,952           --
Rydex S&P Equal Weight Technology ETF.........................           --           --
Rydex S&P Equal Weight Utilities ETF..........................      203,649           --


The tax character of distributions paid during 2006 were as follows:

                                                                   ORDINARY      LONG-TERM
                                                                     INCOME   CAPITAL GAIN
                                                                -----------   ------------
Rydex S&P Equal Weight ETF....................................  $17,292,008     $     --
Rydex Russell Top 50 ETF......................................    3,010,095           --
Rydex S&P 500 Pure Value ETF..................................      125,179           --
Rydex S&P 500 Pure Growth ETF.................................       37,063           --
Rydex S&P MidCap 400 Pure Value ETF...........................      133,471           --
Rydex S&P MidCap 400 Pure Growth ETF..........................        5,659           --
Rydex S&P SmallCap 600 Pure Value ETF.........................       47,250           --
Rydex S&P SmallCap 600 Pure Growth ETF........................           --           --


On July 13, 2006, the FASB released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely- than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as a fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate the effects, if any, of FIN 48 in their semi-annual report as of April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

--------------------------------------------------------------------------------

E. DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income and distribute from net realized capital gains at least annually.

F. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Rydex Russell Top 50 ETF and Rydex S&P Equal Weight Sector ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                       ADVISORY FEE
                                                                       ------------
Rydex S&P Equal Weight ETF...........................................      0.40%
Rydex Russell Top 50 ETF.............................................      0.20%
Rydex S&P 500 Pure Value ETF.........................................      0.35%
Rydex S&P 500 Pure Growth ETF........................................      0.35%
Rydex S&P MidCap 400 Pure Value ETF..................................      0.35%
Rydex S&P MidCap 400 Pure Growth ETF.................................      0.35%
Rydex S&P SmallCap 600 Pure Value ETF................................      0.35%
Rydex S&P SmallCap 600 Pure Growth ETF...............................      0.35%
Rydex S&P Equal Weight Consumer Discretionary ETF....................      0.50%
Rydex S&P Equal Weight Consumer Staples ETF..........................      0.50%
Rydex S&P Equal Weight Energy ETF....................................      0.50%
Rydex S&P Equal Weight Financials ETF................................      0.50%
Rydex S&P Equal Weight Health Care ETF...............................      0.50%
Rydex S&P Equal Weight Industrials ETF...............................      0.50%
Rydex S&P Equal Weight Materials ETF.................................      0.50%
Rydex S&P Equal Weight Technology ETF................................      0.50%
Rydex S&P Equal Weight Utilities ETF.................................      0.50%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, trustee, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.


                                              105                 ANNUAL REPORT

--------------------------------------------------------------------------------

4.  CAPITAL

At October 31, 2007, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The minimum transaction fees are:

                                                                             MINIMUM
                                                                     TRANSACTION FEE
                                                                     ---------------
Rydex S&P Equal Weight ETF.........................................       $2,000
Rydex Russell Top 50 ETF...........................................          500
Rydex S&P 500 Pure Value ETF.......................................        1,000
Rydex S&P 500 Pure Growth ETF......................................        1,000
Rydex S&P MidCap 400 Pure Value ETF................................          750
Rydex S&P MidCap 400 Pure Growth ETF...............................          750
Rydex S&P SmallCap 600 Pure Value ETF..............................        1,000
Rydex S&P SmallCap 600 Pure Growth ETF.............................        1,000
Rydex S&P Equal Weight Consumer Discretionary ETF..................          750
Rydex S&P Equal Weight Consumer Staples ETF........................          500
Rydex S&P Equal Weight Energy ETF..................................          500
Rydex S&P Equal Weight Financials ETF..............................          750
Rydex S&P Equal Weight Health Care ETF.............................          500
Rydex S&P Equal Weight Industrials ETF.............................          500
Rydex S&P Equal Weight Materials ETF...............................          500
Rydex S&P Equal Weight Technology ETF..............................          750
Rydex S&P Equal Weight Utilities ETF...............................          500


5.  INVESTMENT TRANSACTIONS

For the year ended October 31, 2007 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS      REDEMPTIONS
                                                             --------------   --------------
Rydex S&P Equal Weight ETF.................................  $1,271,475,358   $1,028,783,225
Rydex Russell Top 50 ETF...................................     446,885,834      195,016,302
Rydex S&P 500 Pure Value ETF...............................      29,899,037       11,854,438
Rydex S&P 500 Pure Growth ETF..............................      41,159,111               --
Rydex S&P MidCap 400 Pure Value ETF........................      20,486,036       14,026,666
Rydex S&P MidCap 400 Pure Growth ETF.......................       8,627,772       14,091,946
Rydex S&P SmallCap 600 Pure Value ETF......................      21,309,794        1,868,513
Rydex S&P SmallCap 600 Pure Growth ETF.....................       4,207,164        2,131,921
Rydex S&P Equal Weight Consumer Discretionary ETF..........     164,322,975      130,133,265
Rydex S&P Equal Weight Consumer Staples ETF................       9,811,607           92,146
Rydex S&P Equal Weight Energy ETF..........................       7,252,144               --
Rydex S&P Equal Weight Financials ETF......................      31,865,922       24,978,240
Rydex S&P Equal Weight Health Care ETF.....................      36,171,400       19,735,230
Rydex S&P Equal Weight Industrials ETF.....................       7,372,804               --
Rydex S&P Equal Weight Materials ETF.......................      26,192,308       16,033,088
Rydex S&P Equal Weight Technology ETF......................      25,603,859        8,172,386
Rydex S&P Equal Weight Utilities ETF.......................      13,834,457        8,747,461

--------------------------------------------------------------------------------

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                 PURCHASES          SALES
                                                              ------------   ------------
Rydex S&P Equal Weight ETF..................................  $528,889,645   $531,627,045
Rydex Russell Top 50 ETF....................................    45,976,640     44,486,897
Rydex S&P 500 Pure Value ETF................................     9,536,517      9,176,293
Rydex S&P 500 Pure Growth ETF...............................    10,237,742     10,939,872
Rydex S&P MidCap 400 Pure Value ETF.........................     9,329,119      8,639,018
Rydex S&P MidCap 400 Pure Growth ETF........................    11,672,637     10,624,180
Rydex S&P SmallCap 600 Pure Value ETF.......................     7,858,582      6,936,730
Rydex S&P SmallCap 600 Pure Growth ETF......................     5,737,502      4,906,270
Rydex S&P Equal Weight Consumer Discretionary ETF...........    10,365,634     11,335,760
Rydex S&P Equal Weight Consumer Staples ETF.................     1,409,793      3,919,501
Rydex S&P Equal Weight Energy ETF...........................     2,838,160      3,188,874
Rydex S&P Equal Weight Financials ETF.......................     2,123,948      1,953,905
Rydex S&P Equal Weight Health Care ETF......................    10,034,505     10,083,736
Rydex S&P Equal Weight Industrials ETF......................     2,955,825      3,066,628
Rydex S&P Equal Weight Materials ETF........................     2,332,953      5,343,786
Rydex S&P Equal Weight Technology ETF.......................     6,611,806      6,648,760
Rydex S&P Equal Weight Utilities ETF........................     1,619,632      1,598,725


There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 2007.

At October 31, 2007, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                        GROSS         GROSS  NET UNREALIZED
                                                     IDENTIFIED    UNREALIZED    UNREALIZED    APPRECIATION
                                                           COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                                 --------------  ------------  ------------  --------------
Rydex S&P Equal Weight ETF....................   $2,107,331,355  $219,913,547  $150,305,679    $69,607,868
Rydex Russell Top 50 ETF......................      626,777,778    76,091,163    22,071,325     54,019,838
Rydex S&P 500 Pure Value ETF..................       39,813,609     2,360,872     2,604,445       (243,573)
Rydex S&P 500 Pure Growth ETF.................       58,202,782     7,946,562     2,800,824      5,145,738
Rydex S&P MidCap 400 Pure Value ETF...........       21,933,094     1,329,749     1,810,426       (480,677)
Rydex S&P MidCap 400 Pure Growth ETF..........       19,894,617     2,442,904     1,419,367      1,023,537
Rydex S&P SmallCap 600 Pure Value ETF.........       25,166,719     1,194,423     3,950,450     (2,756,027)
Rydex S&P SmallCap 600 Pure Growth ETF........       10,371,683     1,474,596       617,408        857,188
Rydex S&P Equal Weight Consumer Discretionary
  ETF.........................................       29,881,523       287,961     1,245,109       (957,148)
Rydex S&P Equal Weight Consumer Staples ETF...        7,214,000       778,392        96,379        682,013
Rydex S&P Equal Weight Energy ETF.............        7,528,249     2,611,201        10,903      2,600,298
Rydex S&P Equal Weight Financials ETF.........        7,358,644       393,353       754,629       (361,276)
Rydex S&P Equal Weight Health Care ETF........       17,540,834       962,005     1,129,554       (167,549)
Rydex S&P Equal Weight Industrials ETF........        7,633,231     1,375,381       111,187      1,264,194
Rydex S&P Equal Weight Materials ETF..........        8,382,407       790,119       264,156        525,963
Rydex S&P Equal Weight Technology ETF.........       18,845,558       814,808       344,237        470,571
Rydex S&P Equal Weight Utilities ETF..........        5,741,097       608,309       128,558        479,751




                                              107                 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex ETF Trust (the "Trust"), comprising, respectively, Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF, Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF, Rydex S&P Equal Weight Utilities ETF (the "Funds"), as of October 31, 2007, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein in the two year period ended October 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2005 of the Rydex S&P Equal Weight ETF and the Rydex Russell Top 50 ETF were audited by other auditors whose report dated December 20, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Rydex ETF Trust at October 31, 2007, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated therein in the two year period ended October 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                        ERNST & YOUNG LOGO
Boston, Massachusetts
December 19, 2007

SUPPLEMENTAL INFORMATION (Unaudited)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

Percentage of ordinary distributions (net investment income plus short-term gains) which qualify for the corporate dividends received deduction for the fiscal year ended October 31, 2007:

                                                                        PERCENTAGE
                                                                        ----------
Rydex S&P Equal Weight ETF............................................    100.00%
Rydex Russell Top 50 ETF..............................................    100.00%
Rydex S&P 500 Pure Value ETF..........................................    100.00%
Rydex S&P 500 Pure Growth ETF.........................................    100.00%
Rydex S&P MidCap 400 Pure Value ETF...................................    100.00%
Rydex S&P MidCap 400 Pure Growth ETF..................................     45.74%
Rydex S&P SmallCap 600 Pure Value ETF.................................    100.00%
Rydex S&P SmallCap 600 Pure Growth ETF................................     42.69%
Rydex S&P Equal Weight Consumer Discretionary ETF.....................    100.00%
Rydex S&P Equal Weight Consumer Staples ETF...........................    100.00%
Rydex S&P Equal Weight Energy ETF.....................................     24.95%
Rydex S&P Equal Weight Financials ETF.................................     85.34%
Rydex S&P Equal Weight Health Care ETF................................     56.62%
Rydex S&P Equal Weight Industrials ETF................................     33.19%
Rydex S&P Equal Weight Materials ETF..................................    100.00%
Rydex S&P Equal Weight Technology ETF.................................      0.00%
Rydex S&P Equal Weight Utilities ETF..................................     70.30%


For the fiscal year ended October 31, 2007, the Funds designate approximately the following amounts pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates:

Rydex S&P Equal Weight ETF...........................................  $31,120,430
Rydex Russell Top 50 ETF.............................................   11,842,099
Rydex S&P 500 Pure Value ETF.........................................      865,343
Rydex S&P 500 Pure Growth ETF........................................      364,135
Rydex S&P MidCap 400 Pure Value ETF..................................      442,567
Rydex S&P MidCap 400 Pure Growth ETF.................................      185,441
Rydex S&P SmallCap 600 Pure Value ETF................................      311,064
Rydex S&P SmallCap 600 Pure Growth ETF...............................       32,873
Rydex S&P Equal Weight Consumer Discretionary ETF....................      404,049
Rydex S&P Equal Weight Consumer Staples ETF..........................      210,950
Rydex S&P Equal Weight Energy ETF....................................       77,365
Rydex S&P Equal Weight Financials ETF................................       95,647
Rydex S&P Equal Weight Health Care ETF...............................      123,793
Rydex S&P Equal Weight Industrials ETF...............................      116,274
Rydex S&P Equal Weight Materials ETF.................................      128,361
Rydex S&P Equal Weight Technology ETF................................           --
Rydex S&P Equal Weight Utilities ETF.................................      222,080


PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2007 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.


                                              109                 ANNUAL REPORT

--------------------------------------------------------------------------------


                                RYDEX INVESTMENTS
         BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex ETF Trust Board of Trustees (the "Board") generally calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex ETF Trust (the "Trust") and PADCO Advisors II, Inc., which does business under the name Rydex Investments ("Rydex Investments"), (the "Current Agreement") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At a Special Meeting of the Board held on July 10, 2007, and subsequently, during the Board's regular quarterly meeting held on August 27 and 28, 2007 (the "Annual Renewal Meeting" and together with the July 10, 2007 Meeting, the "Meetings"), the Board considered and voted in favor of a new investment advisory agreement for Rydex ETF Trust (the "New Agreement"), which, subject to its approval by each Fund's shareholders, will enable Rydex Investments to continue to serve as investment adviser to each Fund after the completion of the acquisition of Rydex Investments' parent, Rydex Holdings, Inc. (the "Transaction"). During the Annual Renewal Meeting, the Board also considered and approved the selection of Rydex Investments and the continuance of the Current Agreement for an additional one-year period or until the closing of the Transaction, based on its review of qualitative and quantitative information provided by Rydex Investments.

BOARD CONSIDERATIONS IN APPROVING THE NEW AGREEMENT AND THE CONTINUATION OF THE CURRENT AGREEMENT

In preparation for the Annual Renewal Meeting, the Board requested and received written materials from Rydex Investments about: (a) the quality of Rydex Investments' investment management and other services; (b) Rydex Investments' investment management personnel; (c) Rydex Investments' operations and financial condition; (d) Rydex Investments' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that Rydex Investments charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) each Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of Rydex Investments' profitability from its Fund-related operations; (h) Rydex Investments' compliance systems; (i) Rydex Investments' policies on and compliance procedures for personal securities transactions; (j) Rydex Investments' reputation, expertise and resources in domestic financial markets; and (k) Fund performance compared with similar mutual funds. Certain of these considerations are discussed in more detail below.

In its deliberations at the Annual Renewal Meeting, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board's deliberations and its evaluation of the information referenced above and described in more detail below, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Current Agreement and New Agreement were fair and reasonable; (b) concluded that Rydex Investments' fees were reasonable in light of the services that Rydex Investments provides to the Funds; (c) agreed to renew the Current Agreement for an additional one-year term; and (d) agreed to approve the New Agreement for an initial term of two years.

--------------------------------------------------------------------------------


In approving the New Agreement and the continuation of the Current Agreement at the Annual Renewal Meeting, the Board, including the Independent Trustees advised by independent counsel, considered the factors discussed below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

At the Annual Renewal Meeting, the Board reviewed the scope of services to be provided by Rydex Investments under the Current Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. The Board further noted that the Funds have consistently met their investment objectives since their respective inception dates. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by Rydex Investments to the Funds under the Current Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

At the Annual Renewal Meeting, the Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange-traded funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to exchange-traded funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Current Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

At the Annual Renewal Meeting, the Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Current Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Current Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis at the Annual Renewal Meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that neither the Current Agreement nor the New Agreement for the Funds provided for any breakpoints in the investment advisory fees as a result of increases in the asset levels of the Funds. However, the Board also considered that at the time the Funds were formed, possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed and considered Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in advisory fees or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, determined that the economies of scale, if any, were de minimis.


                                              111                 ANNUAL REPORT

--------------------------------------------------------------------------------


OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

At the Annual Renewal Meeting, in addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the distribution services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders.

ADDITIONAL CONSIDERATIONS IN APPROVING THE NEW AGREEMENT

On June 18, 2007, the Trustees met with representatives of Security Benefit and the management of Rydex Investments for the purpose of learning more about Security Benefit and the proposed Transaction. Immediately following the announcement that Rydex and Security Benefit entered into a purchase and sale agreement, the Trustees requested that Rydex Investments provide the Board with additional information pertaining to the effect of the proposed change of control on Rydex Investments' personnel and operations and the terms of the New Agreement. Rydex Investments presented its response to the Board's request for additional information prior to and at a Special Meeting of the Board of Trustees held on July 10, 2007. Rydex Investments provided the Board with oral and written information to help the Board evaluate the impact of the change of control on Rydex Investments, Rydex Investments' ability to continue to provide investment advisory services to the Funds under the New Agreement, and informed the Board that the contractual rate of Rydex Investments' fees will not change under the New Agreement. Rydex Investments also affirmed that the terms of the New Agreement were the same in all material respects to those of the Current Agreement.

The Trustees deliberated on the approval of the New Agreement in light of the information provided. The Board determined that the terms of the New Agreement set forth materially similar rights, duties and obligations on Rydex Investments with regard to the services to be provided to the Trust, and provided at least the same level of protection to the Trust, the Funds and the Funds' shareholders as the Current Agreement. The Board also noted that Rydex Investments' fees for its services to the Funds under the New Agreement would be the same as its fees under the Current Agreement. The Board further noted that all considerations, determinations and findings related to the approval of the continuation of the Current Agreement, as discussed above, were equally relevant to their approval of the New Agreement, along with the additional factors relevant to the proposed change of control discussed below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS; PERFORMANCE OF THE FUNDS

The Board noted that Rydex Investments was taking appropriate steps to maintain its associates through the closing of the Transaction by, in part, keeping them informed of the potential Transaction and awarding key personnel with incentives to emphasize their value to Rydex Investments. As a result of these efforts, it is anticipated that the key investment and management personnel servicing the Funds will remain with Rydex Investments following the Transaction and that the investment and management services provided to the Funds by Rydex Investments will not change. The Board also considered Rydex Investments' and Security Benefit's representations to the Board that Security Benefit intends for Rydex Investments to continue to operate following the closing of the Transaction in much the same manner as it operates today, and that the Transaction should have no impact on the day-to-day operations of Rydex Investments, or the persons responsible for the management of the Funds. Based on this review, the Board concluded that the range and quality of services provided by Rydex Investments to the Funds were appropriate and were expected to continue under the New Agreement, and that there was no reason to expect the consummation of the Transaction to have any adverse effect on the services provided by Rydex Investments and its affiliates or the future performance of the Funds.

FUND EXPENSES

The Board also considered the fact that the fees payable to Rydex Investments and other expenses of the Funds would be the same under the New Agreement as they are under the Current Agreement, and on this basis, the Board concluded that these fees and expenses continued to be satisfactory for the purposes of approving the New Agreement. More detailed information regarding the fees under the New Agreement is contained in the Proxy Statement and accompanying materials dated September 6, 2007.

--------------------------------------------------------------------------------


COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

Because Rydex Investments' fees under the New Agreement are the same as those assessed under the Current Agreement, the Board concluded that the profits to be realized by Rydex Investments and its respective affiliates under the New Agreement and from other relationships between the Funds and Rydex Investments, if any, should remain within the range the Board considered reasonable and appropriate. The Board further noted that, although it is not possible to predict how the Transaction may affect Rydex Investments' future profitability from its relationship with the Funds, this matter would be given further consideration on an annual basis going forward.

ECONOMIES OF SCALE

The Board further considered the potential economies of scale that may result from the Transaction, and concluded that the extent of such economies of scale could not be predicted in advance of the closing of the Transaction.


                                              113                 ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
CARL G.                    Rydex Series Funds - 2004                  141
VERBONCOEUR*              Rydex Variable Trust - 2004
Trustee,                   Rydex Dynamic Funds - 2004
President (1952)             Rydex ETF Trust - 2004


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                             ---------------------
MICHAEL P.                 Rydex Series Funds - 2005                  141
BYRUM*                    Rydex Variable Trust - 2005
Trustee, Vice              Rydex Dynamic Funds - 2005
President and                Rydex ETF Trust - 2005
Secretary (1970)



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES


 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
JOHN O. DEMARET            Rydex Series Funds - 1997                  133
Trustee,                  Rydex Variable Trust - 1998
Chairman of the            Rydex Dynamic Funds - 1999
Board (1940)                 Rydex ETF Trust - 2003


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                             ---------------------
COREY A.                   Rydex Series Funds - 1993                  133
COLEHOUR                  Rydex Variable Trust - 1998
Trustee (1945)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                             ---------------------
J. KENNETH                  Rydex Series Funds - 1995                 133
DALTON                    Rydex Variable Trust - 1998
Trustee (1941)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                             ---------------------
WERNER E. KELLER           Rydex Series Funds - 2005                  133
Trustee (1940)            Rydex Variable Trust - 2005
                           Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                             ---------------------
THOMAS F. LYDON,           Rydex Series Funds - 2005                  133
JR.                       Rydex Variable Trust - 2005
Trustee (1960)             Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                             ---------------------
PATRICK T.                 Rydex Series Funds - 1997                  133
MCCARVILLE                Rydex Variable Trust - 1998
Trustee (1942)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                             ---------------------
ROGER SOMERS               Rydex Series Funds - 1993                  133
Trustee (1944)            Rydex Variable Trust - 1998
                           Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------



INDEPENDENT TRUSTEES (CONT.)


EXECUTIVE OFFICERS

            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
NICK BONOS*                                Chief Financial Officer of Rydex
Vice President and Treasurer (1963)        Specialized Products, LLC (2005 to
                                           present); Vice President and Treasurer of
                                           Rydex Series Funds, Rydex Variable Trust,
                                           Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President
                                           of Rydex Fund Services, Inc. (2003 to
                                           present); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006); Vice President of Accounting of
                                           Rydex Fund Services, Inc. (2000 to 2003)
JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Assistant Variable Trust,
(1966)                                     and Rydex Dynamic Funds (2004 to
                                           present); Assistant Secretary of Rydex
                                           Series Funds, Rydex Variable Trust, and
                                           Rydex Dynamic Funds (2000 to present);
                                           Assistant Secretary of Rydex ETF Trust
                                           (2002 to present); Vice President of
                                           Compliance of Rydex Fund Services, Inc.
                                           (2000 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)
JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds, Rydex ETF Trust (2006);
                                           Vice President of Rydex Fund Services,
                                           Inc. (2004 to present); Director of
                                           Accounting of Rydex Fund Services, Inc.
                                           (2003 to 2004); Vice President of Mutual
                                           Funds, State Street Bank & Trust (2000 to
                                           2003)
PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds,
                                           Rydex ETF Trust (2006); Director of Fund
                                           Administration of Rydex Fund Services,
                                           Inc. (2001 to present)


* Trustees and Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor.


                                              115                 ANNUAL REPORT

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[GRAPHIC]


[RYDEX INVESTMENTS LOGO]

       9601 Blackwell Road o Suite 500 o Rockville, MD 20850
       www.rydexinvestments.com o 800.820.0888

       ETF-ANN-1007X1008

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ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Werner Keller, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended October 31, 2007 and October 31, 2006 were $247,800 and $128,000, respectively. The aggregate Tax Fees billed by the Trust's principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended October 31, 2007 and October 31, 2006 were $0.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

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(g) Not applicable.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on January 7, 2008, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex ETF Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, and State Street Bank and Trust Company (the "Administrator"), the administrator of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust, the Administrator or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

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There was no fraud, whether or not material, involving officers or employees of
RGA, the Administrator, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.